Lincoln Life & Annuity Company of New York

Financial Statements

December 31, 2021 and 2020

Report of Independent Auditors

To the Stockholder and the Board of Directors of Lincoln Life & Annuity Company of New York

Opinion

We have audited the financial statements of Lincoln Life & Annuity Company of New York (the Company), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2021, and the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS).  Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report.  We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free of material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion.  Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists.  The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control.  Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks.  Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

April 1, 2022

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2021	2020
ASSETS
Investments:
Fixed maturity available-for-sale securities, at fair value
(amortized cost: 2021 – $7,394; 2020 – $7,266; allowance for credit losses: 2021 – $0; 2020 – $0)	$8,617	$8,848
Equity securities	7	1
Mortgage loans on real estate, net of allowance for credit losses	961	943
Policy loans	217	231
Derivative investments	7	9
Other investments	6	19
Total investments	9,815	10,051
Cash and invested cash	56	103
Deferred acquisition costs and value of business acquired	281	347
Premiums and fees receivable	26	11
Accrued investment income	91	92
Reinsurance recoverables, net of allowance for credit losses	514	527
Reinsurance related embedded derivatives	-	18
Goodwill	26	26
Other assets	1,828	1,716
Separate account assets	8,475	7,734
Total assets	$21,112	$20,625

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$1,932	$1,897
Other contract holder funds	5,421	5,482
Funds withheld reinsurance liabilities	1,610	1,593
Income taxes payable	359	477
Other liabilities	281	103
Separate account liabilities	8,475	7,734
Total liabilities	18,078	17,286

Contingencies and Commitments (See Note 10)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,347	1,408
Accumulated other comprehensive income (loss)	746	990
Total stockholder’s equity	3,034	3,339
Total liabilities and stockholder’s equity	$21,112	$20,625

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2021	2020	2019
Revenues
Insurance premiums	$200	$153	$167
Fee income	316	326	337
Net investment income	394	381	399
Realized gain (loss)	-	40	29
Other revenues	1	-	1
Total revenues	911	900	933
Expenses
Interest credited	191	198	198
Benefits	423	403	405
Commissions and other expenses	348	229	78
Total expenses	962	830	681
Income (loss) before taxes	(51)	70	252
Federal income tax expense (benefit)	(15)	10	47
Net income (loss)	(36)	60	205
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	(244)	511	459
Total other comprehensive income (loss), net of tax	(244)	511	459
Comprehensive income (loss)	$(280)	$571	$664

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2021	2020	2019

Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,408	1,468	1,349
Cumulative effect from adoption of new accounting standards	-	(18)	-
Net income (loss)	(36)	60	205
Dividends paid to The Lincoln National Life Insurance Company	(25)	(102)	(86)
Balance as of end-of-year	1,347	1,408	1,468
Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	990	479	20
Other comprehensive income (loss), net of tax	(244)	511	459
Balance as of end-of-year	746	990	479
Total stockholder’s equity as of end-of-year	$3,034	$3,339	$2,888

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2021	2020	2019
Cash Flows from Operating Activities
Net income (loss)	$(36)	$60	$205
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss	-	(40)	(29)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	99	92	(96)
Premiums and fees receivable	(15)	(1)	(4)
Accrued investment income	1	-	2
Insurance liabilities and reinsurance-related balances	(109)	(47)	(137)
Accrued expenses	101	8	(4)
Federal income tax accruals	(45)	(21)	40
Other	(27)	29	12
Net cash provided by (used in) operating activities	(31)	80	(11)

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(654)	(646)	(723)
Sales of available-for-sale securities and equity securities	64	204	266
Maturities of available-for-sale securities	444	289	510
Issuance of mortgage loans on real estate	(107)	(96)	(194)
Repayment and maturities of mortgage loans on real estate	92	61	96
Issuance and repayment of policy loans, net	14	14	16
Net change in collateral on derivatives and related settlements	13	82	46
Other	-	(1)	-
Net cash provided by (used in) investing activities	(134)	(93)	17

Cash Flows from Financing Activities
Issuance (payment) of short-term debt	39	(26)	(24)
Deposits of fixed account values, including the fixed portion of variable	459	491	587
Withdrawals of fixed account values, including the fixed portion of variable	(325)	(361)	(345)
Transfers to and from separate accounts, net	(30)	34	(84)
Common stock issued for benefit plans	-	(2)	(3)
Dividends paid to The Lincoln National Life Insurance Company	(25)	(102)	(86)
Net cash provided by (used in) financing activities	118	34	45

Net increase (decrease) in cash, invested cash and restricted cash	(47)	21	51
Cash, invested cash and restricted cash as of beginning-of-year	103	82	31
Cash, invested cash and restricted cash as of end-of-year	$56	$103	$82

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company”, which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York.  LLANY is principally engaged in the sale of wealth protection, accumulation, retirement income and group protection products and solutions.  These products are marketed primarily through personal-producing general agents and brokers throughout the U.S.  LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 16 for additional information.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including matters related to or impacted by the COVID-19 pandemic.  Actual results could differ from these estimates and assumptions.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain financial assets, derivatives, allowances for credit losses, deferred acquisition costs (“DAC”), value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill and other intangibles, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), income taxes including the recoverability of our deferred tax assets and the potential effects of resolving litigated matters.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However,

Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Fixed Maturity Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as fixed maturity AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our fixed maturity AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.  For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all fixed maturity AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.  For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our fixed maturity AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”) and collateralized loan obligations (“CLOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

Fixed Maturity AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require a credit loss allowance.

For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are credit impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an impairment has occurred, and a credit loss allowance is recorded, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  The remainder of the decline to fair value related to factors other than credit loss is recorded in other comprehensive income (“OCI”) to unrealized losses on fixed maturity AFS securities on our Statements of Stockholder’s Equity, as this amount is considered a noncredit impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	The extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of a credit loss impairment through a credit loss allowance, we continue to reassess the expected cash flows of the debt security at each subsequent measurement date as necessary.  If the measurement of credit loss changes, we recognize a provision for (or reversal of) credit loss expense through realized gain (loss) on our Statements of Comprehensive Income (Loss), limited by the amount that amortized cost exceeds fair value.  Losses are charged against the allowance for credit losses when management believes the uncollectibility of a debt security is confirmed or when either of the criteria regarding intent or requirement to sell is met.  Accrued interest on debt securities is written-off when deemed uncollectible.

To determine the recovery value of a corporate bond or CLO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS portfolio, including current credit enhancements and trends in the underlying collateral performance to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of borrower creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security requires a credit loss allowance.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for a credit loss by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired through a credit loss allowance or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no credit loss allowance is required.  Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then an impairment through a credit loss allowance is recognized.

We further monitor the cash flows of all of our debt securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our debt securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment through a credit loss allowance for the security.

Equity Securities

Equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on our Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.

Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial mortgage loans and are generally carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of allowance for credit losses.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are likewise credited to the allowance for credit losses.  Accrued interest on mortgage loans is written-off when deemed uncollectible.

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans.  Our model estimates expected credit losses over the contractual terms of the loans, which are the periods over which we are exposed to credit risk, adjusted for expected prepayments.  Credit loss estimates are segmented by mortgage loans and unfunded commitments related to mortgage loans.

The allowance for credit losses for pooled loans of similar risk is estimated using relevant historical credit loss information adjusted for current conditions and reasonable and supportable forecasts of future conditions.  Historical credit loss experience provides the basis for the estimation of expected credit losses with adjustments for differences in current loan-specific risk characteristics, such as differences in underwriting standards, portfolio mix, delinquency level, or term lengths as well as adjustments for changes in environmental conditions, such as unemployment rates, property values, or other factors that management deems relevant.  We apply probability weights to the positive, base and adverse scenarios we use.  For periods beyond our reasonable and supportable forecast, we use implicit mean reversion over the remaining life of the recoverable, meaning our model will inherently revert to the baseline scenario as the baseline is representative of the historical average over a longer period of time.

Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific credit loss allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.

Allowance for credit losses are maintained at a level we believe is adequate to absorb current expected lifetime credit losses.  Our periodic evaluation of the adequacy of the allowance for credit losses is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, reasonable and supportable forecasts about the future and other relevant factors.

Mortgage loans on real estate are presented net of the allowance for credit losses on our Balance Sheets.  Changes in the allowance are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).  Mortgage loans on real estate deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Our mortgage loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the mortgage loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a credit loss allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.  These credit quality metrics are monitored and reviewed at least annually.

We have off-balance sheet commitments related to mortgage loans.  As such, an allowance for credit losses is developed based on the process outlined above, along with an internally developed conversion factor.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk and equity market risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged:  as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We have certain variable annuity products that contain embedded derivatives that are reported as either assets or liabilities on our Balance Sheets.  When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.  These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Other Investments

Other investments consists primarily of cash collateral receivables related to our derivative instruments and Federal Home Loan Bank (“FHLB”) common stock.

In uncleared derivative transactions, we and the counterparty enter into a credit support annex requiring either party to post collateral, which may be in the form of cash, equal to the net derivative exposure.  Cash collateral we have posted to a counterparty is recorded within other investments.  Cash collateral a counterparty has posted is recorded within other liabilities.  We also have investments in FHLB common stock, carried at cost, that enable access to the FHLB lending program.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, group life and disability insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI, and the unamortized balance is reported within other assets on our Balance Sheets.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  Amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as fixed maturity AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

Acquisition costs for all traditional contracts, including term life insurance, individual whole life and group business, are amortized over the premium-paying period or level term period, depending on the contract, which generally results in amortization less than or equal to 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no intangible balance or related amortization for fixed and variable payout annuities.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, death benefits expected to be paid, net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

During the third quarter of each year, we conduct our comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL.  These assumptions include, but are not limited to, capital markets, investment margins, mortality rates, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI and DFEL.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of insurance ceded on our Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on our Balance Sheets.  Assets and liabilities and revenue and expenses from certain reinsurance contracts that grant statutory surplus relief are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received to be considered on deposit with the reinsurer and such amounts are reported in other assets on our Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets are adjusted.

We estimated an allowance for credit losses for all reinsurance recoverables and related reinsurance deposit assets.  As such, we performed a quantitative analysis using a probability of loss approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting.  The credit loss allowance is a general allowance for pools of receivables with similar risk characteristics segmented by credit risk ratings and receivables assessed on an individual basis that do not share similar risk characteristics where we anticipate a credit loss over the life of reinsurance-related assets.

Our model uses relevant internal or external historical loss information adjusted for current conditions and reasonable and supportable forecasts of future events and conditions in developing our loss estimate.  We utilized historical credit rating data to form an estimation of probability of default of counterparties by means of a transition matrix that provides the rates of credit migration for credit ratings transitioning to impairment.  We updated reinsurer credit ratings during the quarter to incorporate the most up-to-date information on the current state of the financial stability of our reinsurers.  To simulate changes in economic conditions, we used positive, base and adverse scenarios that include varying levels of loss given default assumptions to reflect the impact of changes in severity of losses.  We applied probability weights to the positive, base and adverse scenarios.  For periods beyond our reasonable and supportable forecasts, we used implicit mean reversion over the remaining life of the recoverable.  Additionally, we considered factors that impact our exposure at default that are driven by actuarial expectations around term assumptions rather than being directly driven by market or economic environment.

Our model estimates the expected credit losses over the life of the reinsurance asset.  Credit loss estimates are segmented based on counterparty credit risk.  Our modeling process utilizes counterparty credit ratings, collateral types and amounts, and term and run-off assumptions.  For reinsurance recoverables that do not share similar risk characteristics, we assessed on an individual basis to determine a specific credit loss allowance.

We estimated expected credit losses over the contractual term of the recoverable, which is the period during which we are exposed to the credit risk.  Reinsurance recoverables may not have explicit contractual lives, but are tied to the underlying insurance products; as a result, we estimated the contractual life by utilizing actuarial estimates of the timing of payouts related to those underlying products.

Reinsurance agreements often require the reinsurer to collateralize the recoverable with funds in a trust account or with a letter of credit for the benefit of the ceding insurance entity that can reduce the expected credit losses on a given agreement.  As such, we review reinsurance collateral by individual agreement to sensitize risk of loss based on level of collateralization.  This review is driven by the assumption that non-collateralized reinsurance recoverables would have materially higher losses in time of default.  Therefore, reinsurance recoverables are pooled as either fully-collateralized or non-collateralized.

Reinsurance recoverables are presented net of the allowance for credit losses on our Balance Sheets.  Changes in the allowance for credit losses are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).  Reinsurance recoverables deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of certain reinsurance assets, net of allowance for credit losses, certain guaranteed living benefit (“GLB”) features, DSI, specifically identifiable intangible assets and other receivables.  Other liabilities consist primarily of current and deferred taxes, certain GLB features, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, employee benefit liabilities, collateral payable for derivative investments, short-term debt and accrued expenses.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are related to credit loss or non-credit, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

Separate Account Assets and Liabilities

Separate accounts represent segregated funds that are maintained to meet specific investment objectives of contract holders who direct the investments and bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

We report separate account assets as a summary total on the Balance Sheets based on the fair value of the underlying investments.  The underlying investments consist primarily of mutual funds, fixed maturity securities, short-term investments and cash.  Investment income and net realized and unrealized gains (losses) of the separate accounts generally accrue directly to the contract holders; therefore, they are not reflected in the Statements of Comprehensive Income (Loss), and the Statements of Cash Flows do not reflect investment activity of the separate accounts.  Asset-based fees and contract administration charges are assessed against the accounts and included within fee income on the Statements of Comprehensive Income (Loss).  An amount equivalent to the separate account assets is recorded as separate account liabilities, representing the account balance obligated to be returned to the contract holder.

Future Contract Benefits

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  We continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.

The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality rates and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to7.75% depending on the time of contract issue.  The liabilities for future contract benefits and claims reserves for immediate and deferred paid-up annuities are computed using investment yield assumptions that range from 1.0% to 7.5%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  Dividends to participating policies were $19 million, $20 million and $20 million for the years ended December 31, 2021, 2020 and 2019, respectively.

We issue variable annuity and life contracts through separate accounts that may include various types of guaranteed benefits.  The liabilities for these guarantees are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less payments made in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked or, in other words, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Statements of Comprehensive Income (Loss).  During the third quarter of each year, we conduct our comprehensive review of the assumptions and projection models used in estimating these reserves and unlock assumptions similar to the DAC discussion above.  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying value of these reserves.  The change in liability impacts EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We report the insurance portion of the reserves in future contract benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 2 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality rates, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.  As discussed in Note 4, we use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income (Loss).

Other Contract Holder Funds

Other contract holder funds includes account balances on UL and VUL insurance and investment-type annuity products where account balances are equal to deposits plus interest credited less withdrawals, surrender charges, asset-based fees and contract administration charges, as well as amounts representing the fair value of embedded derivative instruments associated with our IUL and indexed annuity products.  During the third quarter of each year, we conduct our comprehensive review of the assumptions and projection models used in estimating these embedded derivatives and unlock assumptions similar to the DAC discussion above.  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying value of these embedded derivatives.  Other contract holder funds also includes DFEL (see “DAC, VOBA, DFEL and DSI” above), dividends payable to contract holders and undistributed earnings on participating business.

Contingencies and Commitments

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur.  Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable, based on our best estimate.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned.  Wholesaling-related 12b-1 fees received from separate account fund sponsors as compensation for servicing the underlying mutual funds are recorded as revenues based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.  For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance, certain annuities with life contingencies and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance and term life insurance.  Our group insurance products consist primarily of term life, disability and dental.

Net Investment Income

We earn investment income on the underlying general account investments supporting our fixed products less related expenses.  Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the fixed maturity AFS securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) includes realized gains and losses from the sale of investments, write-downs for impairments of investments and changes in the allowance for credit losses for financial assets, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance embedded derivatives.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Interest Credited

We credit interest to our contract holder account balances based on the contractual terms supporting our products.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group life and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Post-Retirement Benefit Plans

Our employees participate in the following post-retirement benefit plans that are sponsored by LNC and LNL:

•	Defined benefit pension plans for certain employees and agents;
•	Other post-retirement benefit plans for certain retired employees and agents that provide health care and life insurance;
•	Tax-qualified defined contribution plans for eligible employees and agents; and
•	Non-qualified deferred compensation plans for certain current and former employees, agents and non-employee directors.

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

Our employees and agents are included in LNC’s stock-based incentive compensation plans that provide for the issuance of stock options, performance shares and restricted stock units.  In general, we expense the fair value of stock awards included in LNC’s incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost.  Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income (Loss).

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries.  Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis.  The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.

2.  New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements.  ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2020-04, Reference Rate Reform (Topic 848) and related amendments

The amendments in this update provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.  The amendments provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions impacted by reference rate reform.  If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform.  Additionally, changes to the critical terms of a hedging relationship affected by reference rate reform will not require entities to de-designate the relationship if certain requirements are met.  The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, with certain exceptions.  The amendments are effective for contract modifications made between March 12, 2020, and December 31, 2022.

March 12, 2020 through December 31, 2022

This standard may be elected and applied prospectively as reference rate reform unfolds.  We have elected practical expedients to maintain hedge accounting for certain derivatives.  We will continue to evaluate our options under this guidance as our reference rate reform adoption process continues.  This ASU has not had a material impact to our financial condition and results of operations, but we will continue to evaluate those impacts as our transition progresses.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts and related amendments

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and deferred acquisition costs.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  The ASU is effective January 1, 2023, and early adoption is permitted.

January 1, 2023

We will adopt this ASU effective January 1, 2023, with a transition date of January 1, 2021, using a modified retrospective approach, except for market risk benefits in which we will apply a full retrospective transition approach.

We continue to make progress in our implementation process that includes, but is not limited to, making significant accounting policy decisions, employing appropriate internal controls, building and updating actuarial models and systems, revising reporting processes and developing informative qualitative and quantitative disclosures.  In 2022, we will begin the process of recording our transition adjustments and restating applicable prior periods.

We are currently evaluating the impact of adopting this ASU on our financial condition and results of operations and will be able to better assess the effects as we progress with our implementation efforts.  For example, upon adoption, there will be adjustments to retained earnings resulting from the remeasurement of certain current benefits (e.g., guaranteed minimum death benefits on variable annuities) to fair valued market risk benefits, excluding the portion attributable to non-performance risk, which will result in an impact to AOCI.  There will be additional impacts to AOCI resulting from the remeasurement of in-force future contract benefits using current upper-medium grade fixed income instrument yields as well as the elimination of shadow accounting for DAC and DAC-like intangibles.  While the impact may be material, the magnitude is currently being assessed.

3.  Investments

Fixed Maturity AFS Securities

In 2020, we adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326):  Measurement of Credit Losses on Financial Instruments and related amendments (“ASU 2016-13”), which resulted in a new recognition and measurement of credit losses on most financial assets.

The amortized cost, gross unrealized gains, losses, allowance for credit losses and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2021
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$6,286	$1,092	$16	$-	$7,362
U.S. government bonds	14	2	-	-	16
State and municipal bonds	494	101	1	-	594
Foreign government bonds	30	3	-	-	33
RMBS	288	24	-	-	312
CMBS	89	2	2	-	89
ABS	145	11	1	-	155
Hybrid and redeemable preferred securities	48	10	2	-	56
Total fixed maturity AFS securities	$7,394	$1,245	$22	$-	$8,617

	As of December 31, 2020
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$6,175	$1,405	$4	$-	$7,576
U.S. government bonds	15	3	-	-	18
State and municipal bonds	479	119	-	-	598
Foreign government bonds	25	5	-	-	30
RMBS	321	37	-	-	358
CMBS	49	3	-	-	52
ABS	124	10	-	-	134
Hybrid and redeemable preferred securities	78	10	6	-	82
Total fixed maturity AFS securities	$7,266	$1,592	$10	$-	$8,848

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2021, were as follows:

‘

	Amortized	Fair
	Cost	Value
Due in one year or less	$97	$98
Due after one year through five years	591	633
Due after five years through ten years	987	1,115
Due after ten years	5,197	6,215
Subtotal	6,872	8,061
Structured securities (RMBS, CMBS, ABS)	522	556
Total fixed maturity AFS securities	$7,394	$8,617

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses of fixed maturity AFS securities (dollars in millions) for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2021
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$431	$13	$38	$3	$469	$16
State and municipal bonds	36	1	-	-	36	1
CMBS	53	2	-	-	53	2
ABS	62	1	-	-	62	1
Hybrid and redeemable
preferred securities	-	-	19	2	19	2
Total fixed maturity AFS securities	$582	$17	$57	$5	$639	$22

Total number of fixed maturity AFS securities in an unrealized loss position						188

	As of December 31, 2020
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$116	$3	$5	$1	$121	$4
Hybrid and redeemable
preferred securities	44	6	-	-	44	6
Total fixed maturity AFS securities	$160	$9	$5	$1	$165	$10

Total number of fixed maturity AFS securities in an unrealized loss position						41

(1)	As of December 31, 2021 and 2020, we recognized less than $1 million of gross unrealized losses in OCI for fixed maturity AFS securities for which an allowance for credit losses has been recorded.

The fair value, gross unrealized losses (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

As of December 31, 2021
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Nine months or greater, but less than twelve months	$-	$-	-

As of December 31, 2020
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Nine months or greater, but less than twelve months	$4	$1	1

(1)	We may reflect a security in more than one aging category based on various purchase dates.

Our gross unrealized losses on fixed maturity AFS securities increased by $12 million for the year ended December 31, 2021.  As discussed further below, we believe the unrealized loss position as of December 31, 2021, did not require an impairment recognized in earnings as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the difference in the fair value compared to the amortized cost was due to factors other than credit loss.  Based upon this evaluation as of December 31, 2021, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums, fee income and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our impaired securities.

As of December 31, 2021, the unrealized losses associated with our corporate bond, U.S. government bond, state and municipal bond and foreign government bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2021, the unrealized losses associated with our MBS and ABS were attributable primarily to widening credit spreads and rising interest rates since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2021, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each impaired security.

Credit Loss Impairment on Fixed Maturity AFS Securities

We regularly review our fixed maturity AFS securities for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require an allowance for credit losses.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our fixed maturity AFS securities.

There was less than $1 million of changes in the allowance for credit losses on fixed maturity AFS securities for the years ended December 31, 2021 and 2020.  Accrued interest receivable on fixed maturity AFS securities totaled $79 million as of December 31, 2021 and 2020, and was excluded from the estimate of credit losses.

Changes in the amount of credit loss of other-than-temporary impairment (“OTTI”) recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

For the
Year
Ended
December 31,
2019
Balance as of beginning-of-year	$39
Increases attributable to:
Credit losses on securities for which an
OTTI was not previously recognized	-
Decreases attributable to:
Securities sold, paid down or matured	(18)
Balance as of end-of-year	$21

Mortgage Loans on Real Estate

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2021	2020
Current	$965	$951
30 to 59 days past due	-	-
60 to 89 days past due	-	-
90 or more days past due	-	-
Allowance for credit losses	(4)	(8)
Unamortized premium (discount)	-	-
Mark-to-market gains (losses)	-	-
Total carrying value	$961	$943

Our mortgage loan portfolio has the largest concentrations in New York, which accounted for 34% and 39% of mortgage loans on real estate as of December 31, 2021 and 2020, respectively, and California, which accounted for 23% and 22% of mortgage loans on real estate as of December 31, 2021 and 2020, respectively.

For our mortgage loans, there were no specifically identified impaired loans as of December 31, 2021 and 2020.  There were no mortgage loans on real estate on nonaccrual status as of December 31, 2021 and 2020.

We use loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans on real estate.  The amortized cost of mortgage loans on real estate (dollars in millions) by year of origination and credit quality indicator was as follows:

	As of December 31, 2021
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	Greater	Coverage
	than 65%	Ratio	to 75%	Ratio	than 75%	Ratio	Total
Origination Year
2021	$107	3.15	$-	-	$-	-	$107
2020	89	3.18	-	-	-	-	89
2019	180	2.67	-	-	-	-	180
2018	104	2.30	3	1.56	8	1.02	115
2017	116	2.32	-	-	-	-	116
2016 and prior	351	2.77	7	0.81	-	-	358
Total	$947		$10		$8		$965

	As of December 31, 2020
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	Greater	Coverage
	than 65%	Ratio	to 75%	Ratio	than 75%	Ratio	Total
Origination Year
2020	$90	3.16	$-	-	$-	-	$90
2019	188	2.85	-	-	-	-	188
2018	116	2.08	3	1.62	8	0.71	127
2017	119	2.30	5	1.59	-	-	124
2016	103	1.74	-	-	-	-	103
2015 and prior	314	2.95	5	2.23	-	-	319
Total	$930		$13		$8		$951

Credit Losses on Mortgage Loans on Real Estate

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our mortgage loans on real estate.

Changes in the allowance for credit losses on mortgage loans on real estate (in millions) were as follows:

	For the Years Ended
	December 31,
	2021	2020
Balance as of beginning-of-year	$8	$-
Impact of adopting ASU 2016-13	-	3
Additions (reductions) from provision for credit loss expense (1)	(4)	5
Additions from purchases of PCD mortgage loans on real estate (2)	-	-
Balance as of end-of-year (3)	$4	$8

(1)

Due to improving economic projections, the provision for credit loss expense decreased by $4 million for the year ended December 31, 2021.  We recognized less than $1 million of credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the year ended December 31, 2021.    Due to changes in economic projections driven by the impact of the COVID-19 pandemic, the provision for credit loss expense increased by $5 million for the year ended December 31, 2020.  We recognized less than $1 million of credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the year ended December 31, 2020.

(2)	Represents purchased credit-deteriorated (“PCD”) mortgage loans on real estate.
(3)	Accrued interest receivable on mortgage loans on real estate totaled $3 million as of December 31, 2021 and 2020, and was excluded from the estimate of credit losses.

There were no changes in the valuation allowance associated with impaired mortgage loans on real estate for the year ended December 31, 2019.

Net Investment Income

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Fixed maturity AFS securities	$326	$329	$340
Mortgage loans on real estate	37	37	36
Policy loans	12	13	15
Invested cash	-	1	1
Commercial mortgage loan prepayment
and bond make-whole premiums	20	3	10
Other investments	1	-	-
Investment income	396	383	402
Investment expense	(2)	(2)	(3)
Net investment income	$394	$381	$399

Impairments on Fixed Maturity AFS Securities

For the years ended December 31, 2021 and 2020, we recognized  less than $1 million of credit loss expense and write-downs taken as a result of impairments through net income (loss), pursuant to ASU 2016-13.  For the year ended December 31, 2019, prior to the adoption of ASU 2016-13, we did not recognize any write-downs taken as a result of OTTI through net income (loss), and we recorded less than $1 million of OTTI recognized in OCI.

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on our Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2021		As of December 31, 2020
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$7	$7	$8	$8

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  This also includes interest payable on collateral.  See Note 4 for additional information.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2021	2020	2019
Collateral payable for derivative investments	$(1)	$(6)	$14

Investment Commitments

As of December 31, 2021, our investment commitments were $62 million, which included $38 million of private placement securities and $24 million of mortgage loans on real estate.

Concentrations of Financial Instruments

As of December 31, 2021, our most significant investments in one issuer were our investments in securities issued by the Government National Mortgage Association and by the Federal National Mortgage Association with a fair value of $115 million and $97 million, respectively, or 1% of total investments.  As of December 31, 2020, our most significant investments in one issuer were our investments in securities issued by the Government National Mortgage Association and by the Federal Home Loan Mortgage Corporation with a fair value of $125 million and $114 million, respectively, or 1% of total investments.  These concentrations include fixed maturity AFS and equity securities.

As of December 31, 2021 and 2020, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry with a fair value of $1.5 billion, or 16% and 15%, respectively, of total investments, and our investments in securities in the utilities industry with a fair value of $1.3 billion, or 13% of total investments.  These concentrations include fixed maturity AFS and equity securities.

Assets on Deposit

We had investment assets on deposit with regulatory agencies with a fair value of $15 million and $16 million as of December 31, 2021 and 2020, respectively.

4.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, and equity market risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 15 for additional disclosures related to the fair value of our derivative instruments.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps to hedge the interest rate exposure within our life products related to the forecasted purchases of certain assets.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities or the anticipated future cash flows of floating rate fixed maturity securities due to changes in interest rates.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500® Index

Our indexed universal life insurance (“IUL”) contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index. Contract holders may elect to rebalance index options at renewal dates. At the end of each indexed term, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We use call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Other Derivatives

Lapse Protection Rider Ceded Derivative

We have an inter-company agreement through which Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), an affiliated insurer, assumes the risk under certain UL contracts for lapse protection riders (“LPR”).  If the contract holder’s account value is insufficient to pay the cost of insurance charges required to keep the policy in force, and the contract holder has made the required deposits, we will be reimbursed for those charges.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

We transfer the majority of the liability for our GWB and GIB features to LNL that uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features.  Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.  We rebalance our hedge positions based upon changes in these factors as needed.  While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500® Index.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We use options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2021			As of December 31, 2020
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$45	$-	$4	$120	$11	$3
Foreign currency contracts (1)	106	5	3	54	-	6
Total cash flow hedges	151	5	7	174	11	9
Non-Qualifying Hedges
Interest rate contracts (1)	-	-	-	128	-	-
Equity market contracts (1)	123	6	-	101	5	-
LPR ceded derivative (2)	-	19	-	-	-	-
Reinsurance related embedded derivatives (2)	-	-	-	-	18	-
Embedded derivatives:
GLB direct (3)	-	85	-	-	-	2
GLB ceded (3)	-	-	81	-	3	-
Indexed annuity and IUL contracts (4)	-	-	3	-	-	2
Total derivative instruments	$274	$115	$91	$403	$19	$13

(1)	Reported in derivative investments and other liabilities on our Balance Sheets.
(2)	We have reclassified the LPR ceded derivative from reinsurance related embedded derivatives to other assets to conform to the current year presentation.
(3)	Reported in other assets and other liabilities on our Balance Sheets.
(4)	Reported in future contract benefits on our Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2021
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$45	$-	$-	$-	$-	$45
Foreign currency contracts (2)	-	-	15	81	10	106
Equity market contracts	123	-	-	-	-	123
Total derivative instruments
with notional amounts	$168	$-	$15	$81	$10	$274

(1)	As of December 31, 2021, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 30, 2022.
(2)	As of December 31, 2021, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 16, 2061.

The change in our unrealized gain (loss) on derivative instruments within AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2021	2020	2019
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$2	$8	$-
Other comprehensive income (loss):
Cash flow hedges:
Interest rate contracts	(11)	(6)	13
Foreign currency contracts	3	-	(1)
Change in foreign currency exchange rate adjustment	4	(3)	(1)
Change in DAC, VOBA, DSI and DFEL	(2)	1	(1)
Income tax benefit (expense)	1	2	(2)
Balance as of end-of-year	$(3)	$2	$8

The effects of qualifying and non-qualifying hedges (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	Gain (Loss) Recognized in Income
	For the Years Ended December 31,
	2021		2020		2019
	Realized		Realized		Realized
	Gain		Gain		Gain
	(Loss)	Benefits	(Loss)	Benefits	(Loss)	Benefits
Total Line Items in which the
Effects Fair Value or Cash Flow
Hedges are Recorded	$-	$423	$40	$403	$29	$405

Qualifying Hedges
Gain or (loss) on cash flow
hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified
from AOCI into income	1	-	-	-	-	-

Non-Qualifying Hedges
Interest rate contracts	(6)	-	57	-	43	-
Equity market contracts	3	-	2	-	-	-
LPR ceded derivative	-	1	-	-	-	-
Embedded derivatives:
GLB	3	-	1	-	1	-
Indexed annuity and IUL contracts	(2)	-	-	-	(1)	-

As of December 31, 2021, $1 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2021, the NPR adjustment was zero.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, we have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  We did not have any exposure as of December 31, 2021 or 2020.

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2021		As of December 31, 2020
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LLANY	Counter-	LLANY
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LLANY)	Party)	LLANY)	Party)

AA-	$2	$-	$-	$-
A+	5	(4)	8	(2)
	$7	$(4)	$8	$(2)

Balance Sheet Offsetting

Information related to the effects of offsetting on our Balance Sheets (in millions) was as follows:

	As of December 31, 2021
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$8	$85	$93
Gross amounts offset	(1)	-	(1)
Net amount of assets	7	85	92
Gross amounts not offset:
Cash collateral	(7)	-	(7)
Net amount	$-	$85	$85

Financial Liabilities
Gross amount of recognized liabilities	$7	$84	$91
Gross amounts offset	(4)	-	(4)
Net amount of liabilities	3	84	87
Gross amounts not offset:
Cash collateral	(4)	-	(4)
Net amount	$(1)	$84	$83

	As of December 31, 2020
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$16	$21	$37
Gross amounts offset	(7)	-	(7)
Net amount of assets	9	21	30
Gross amounts not offset:
Cash collateral	(8)	-	(8)
Net amount	$1	$21	$22

Financial Liabilities
Gross amount of recognized liabilities	$3	$4	$7
Gross amounts offset	(1)	-	(1)
Net amount of liabilities	2	4	6
Gross amounts not offset:
Cash collateral	(2)	-	(2)
Net amount	$-	$4	$4

5.  Federal Income Taxes

The federal income tax expense (benefit) (in millions) was as follows:

	For the Years Ended December 31,
	2021	2020	2019
Current	$39	$8	$35
Deferred	(54)	2	12
Federal income tax expense (benefit)	$(15)	$10	$47

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2021	2020	2019
Income (loss) before taxes	$(51)	$70	$252
Federal statutory rate	21%	21%	21%
Federal income tax expense (benefit) at federal statutory rate	(11)	15	53
Effect of:
Tax-preferred investment income (1)	(3)	(4)	(4)
Tax credits	(1)	(2)	(2)
Tax impact associated with the Tax Cuts and Jobs Act (2)	-	-	(1)
Other items	-	1	1
Federal income tax expense (benefit)	$(15)	$10	$47
Effective tax rate	29%	14%	19%

(1)	Relates primarily to separate account dividends eligible for the dividends-received deduction.
(2)	In 2019, we recognized a $1 million tax benefit from the impact of the reduced corporate tax rate under the Tax Cuts and Jobs Act on our election to revalue policyholder tax reserves.

We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2021	2020
Current	$(2)	$8
Deferred	(357)	(477)
Total federal income tax asset (liability)	$(359)	$(469)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2021	2020
Deferred Tax Assets
Investment activity	$27	$34
Other	18	1
Total deferred tax assets	$45	$35
Deferred Tax Liabilities
DAC	$4	$5
VOBA	27	40
Net unrealized gain on fixed maturity AFS securities	257	333
Future contract benefits and other contract holder funds	112	121
Other	2	13
Total deferred tax liabilities	$402	$512
Net deferred tax asset (liability)	$(357)	$(477)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of all our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  With few exceptions for limited scope review, we are no longer subject to U.S. federal examinations for years before 2018.  In the first quarter of 2021, the Internal Revenue Service commenced an examination of our refund claims for 2014 and 2015 that is anticipated to be completed by the end of 2022.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  As of December 31, 2021 and 2020, we did not have any material unrecognized tax benefits; therefore, we did not have any related accrued interest and penalty expense.  Additionally, for the years ended December 31, 2021, 2020 and 2019, we did not recognize any interest and penalty expense related to uncertain tax positions.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.

6.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Balance as of beginning-of-year	$158	$177	$392
Deferrals	28	23	37
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(34)	(25)	(39)
Unlocking	(15)	(26)	(33)
Adjustment related to realized (gains) losses	1	(5)	(2)
Adjustment related to unrealized (gains) losses	14	14	(178)
Balance as of end-of-year	$152	$158	$177

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Balance as of beginning-of-year	$189	$276	$186
Amortization:
Amortization, excluding unlocking	(28)	(29)	(33)
Unlocking	(63)	(44)	150
Accretion of interest (1)	14	17	12
Adjustment related to realized gains (losses)	-	(2)	-
Adjustment related to unrealized (gains) losses	17	(29)	(39)
Balance as of end-of-year	$129	$189	$276

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.4% to 6.6%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2021, was as follows:

2022	$14
2023	15
2024	15
2025	15
2026	14

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Balance as of beginning-of-year	$5	$6	$7
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(1)	(1)	(1)
Balance as of end-of-year	$4	$5	$6

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Balance as of beginning-of-year	$45	$104	$159
Deferrals	18	19	27
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(8)	(4)	(9)
Unlocking	(10)	(22)	(15)
Adjustment related to realized (gains) losses	4	(6)	-
Adjustment related to unrealized (gains) losses	(1)	(46)	(58)
Balance as of end-of-year	$48	$45	$104

7.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2021	2020	2019
Direct insurance premiums and fee income	$722	$673	$691
Reinsurance ceded	(206)	(194)	(187)
Total insurance premiums and fee income	$516	$479	$504

Direct insurance benefits	$628	$671	$587
Reinsurance recoveries netted against benefits	(205)	(268)	(182)
Total benefits	$423	$403	$405

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 18, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2021, the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured 36% of the mortality risk on newly issued life insurance contracts in 2021.  Portions of our variable and deferred annuity business have been reinsured on a modified coinsurance basis with other companies to limit our exposure to interest rate risks.  The reserves associated with these reinsurance arrangements totaled $2 million and $3 million as of December 31, 2021 and 2020, respectively.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Reinsurance does not discharge us from our primary obligation to contract holders for losses incurred under the policies we issue. We evaluate each reinsurance agreement to determine whether the agreement provides indemnification against loss or liability.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $514 million and $527 million as of December 31, 2021 and 2020, respectively.

Credit Losses on Reinsurance Related Assets

In connection with our recognition of an allowance for credit losses for reinsurance-related assets, we perform a quantitative analysis using a probability of loss approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting.  Our allowance for credit losses was $20 million as of December 31, 2021 and 2020.

8.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2021
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(136)	-	-
Total goodwill	$162	$(136)	$-	$26

	For the Year Ended December 31, 2020
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(136)	-	-
Total goodwill	$162	$(136)	$-	$26

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2021 and 2020, we performed our annual quantitative goodwill impairment test for our Annuities reporting unit, and, as of each such date, the fair value was in excess of the reporting unit’s carrying value.

The gross carrying amounts and accumulated amortization (in millions) for our major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2021		As of December 31, 2020
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$7	$4	$7	$4

9.  Guaranteed Benefit Features

The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80.  The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.  Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2021 (1)	2020 (1)
Return of Net Deposits
Total account value	$5,561	$5,232
Net amount at risk (2)	1	1
Average attained age of contract holders	65 years	65 years

Anniversary Contract Value
Total account value	$1,425	$1,364
Net amount at risk (2)	3	3
Average attained age of contract holders	71 years	70 years

(1)	Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
(2)	Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Balance Sheets:

	For the Years Ended December 31,
	2021	2020	2019
Balance as of beginning-of-year	$4	$4	$6
Changes in reserves	1	-	(2)
Balance as of end-of-year	$5	$4	$4

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2021	2020
Asset Type
Domestic equity	$3,037	$2,761
International equity	846	826
Fixed income	2,122	2,030
Total	$6,005	$5,617

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 32% and 31% of total life insurance in-force reserves as of December 31, 2021 and 2020, respectively.

10.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws and unclaimed property laws.

We are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2021.  An adverse outcome in one or more of these matters may have a material impact on our financial statements, but, based on information currently known, management does not believe those cases are likely to have such an impact.

Cost of Insurance Litigation

Hanks v. Lincoln Life & Annuity Company of New York (“LLANY”) and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 1:16-cv-6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  On March 13, 2019, the court issued an order granting plaintiff’s motion for class certification for the breach of contract claim and denying such motion with respect to the unjust enrichment claim against LLANY, and, on September 12, 2019, the court issued an order approving the parties’ joint stipulation of dismissal with respect to the unjust enrichment claim and dismissed LLANY as a defendant in the case.  In light of LLANY’s role as reinsurer and administrator under the 1998 coinsurance agreement with Aetna (now Voya), and of the parties’ rights and obligations thereunder, LLANY continues to be actively engaged in the defense of this case.  On September 30, 2020, the court denied plaintiff’s motion for summary judgment and granted in part Voya’s motion for summary judgment.  On October 22, 2021, the parties informed the presiding judge that they have reached a settlement of the action, subject to court approval.  On January 19, 2022, plaintiffs filed a renewed motion for preliminary approval of the class action settlement.  The settlement, subject to final approval by the court, consists of $92.5 million in pre-tax cash and a five-year cost of insurance rate freeze, among other terms.  On February 3, 2022, the court preliminarily approved the class action settlement and set a final fairness hearing for June 9, 2022.

Vida Longevity Fund, LP v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:19-cv-06004, is a putative class action that was filed on June 27, 2019.  Plaintiff alleges that LLANY charged more for non-guaranteed cost of insurance than was permitted by the policies.  Plaintiff seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and which contain non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policies.  Plaintiff also seeks to represent a sub-class of such policyholders who own or owned “life insurance policies issued in the State of New York.”  Plaintiff seeks damages on behalf of the policyholder class and sub-class.  We are vigorously defending this matter.

Other Litigation

Andrew Nitkewicz v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:20-cv-06805, is a putative class action that was filed on August 24, 2020.  Plaintiff Andrew Nitkewicz, as trustee of the Joan C. Lupe Trust, seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and for which planned annual, semi-annual, or quarterly premiums were paid for any period beyond the end of the policy month of the insured’s death.  Plaintiff alleges LLANY failed to refund unearned premium in violation of New York Insurance Law Section 3203(a)(2) in connection with the payment of death benefit claims for certain insurance policies.  Plaintiff seeks compensatory damages and pre-judgment interest on behalf of the various classes and sub-class.  On July 2, 2021, the court granted, with prejudice, LLANY’s November 2020 motion to dismiss this matter.  On July 28, 2021, plaintiff filed a notice of appeal with respect to this ruling.

Commitments

Vulnerability from Concentrations

As of December 31, 2021, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.  However, we do have a concentration in a market and geographic area in which business is conducted.  For the years ended December 31, 2021 and 2020, 85% and 87%, respectively, of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of less than $(1) million and $(1) million as of December 31, 2021 and 2020, respectively.

11.  Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Unrealized Gain (Loss) on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$988	$462	$13
Cumulative effect from adoption of new accounting standards	-	9	-
Unrealized holding gains (losses) arising during the year	(361)	695	799
Change in foreign currency exchange rate adjustment	(3)	3	1
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	60	(48)	(236)
Income tax benefit (expense)	63	(139)	(118)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(2)	(3)	(4)
Associated amortization of DAC, VOBA, DSI and DFEL	-	(5)	-
Income tax benefit (expense)	-	2	1
Balance as of end-of-year	$749	$988	$462
Unrealized OTTI on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$-	$9	$7
(Increases) attributable to cumulative effect from adoption of new accounting standards	-	(9)	-
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of fixed maturity AFS
securities	-	-	3
Income tax benefit (expense)	-	-	(1)
Balance as of end-of-year	$-	$-	$9
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$2	$8	$-
Unrealized holding gains (losses) arising during the year	(8)	(6)	12
Change in foreign currency exchange rate adjustment	4	(3)	(1)
Change in DAC, VOBA, DSI and DFEL	(2)	1	(1)
Income tax benefit (expense)	1	2	(2)
Balance as of end-of-year	$(3)	$2	$8

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2021	2020	2019

Unrealized Gain (Loss) on Fixed Maturity
AFS Securities
Gross reclassification	$(2)	$(3)	$(4)	Realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	-	(5)	-	Realized gain (loss)
Reclassification before income
tax benefit (expense)	(2)	(8)	(4)	Income (loss) before taxes
Income tax benefit (expense)	-	2	1	Federal income tax expense (benefit)
Reclassification, net of income tax	$(2)	$(6)	$(3)	Net income (loss)

Unrealized OTTI on Fixed Maturity
AFS Securities
Gross reclassification	$-	$-	$2	Realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	-	-	Realized gain (loss)
Reclassification before income
tax benefit (expense)	-	-	2	Income (loss) before taxes
Reclassification, net of income tax	$-	$-	$2	Net income (loss)

12.    Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Fixed maturity AFS securities:
Gross gains	$-	$1	$3
Gross losses	(2)	(4)	(7)
Realized gain (loss) on equity securities (1)	-	(1)	-
Credit loss benefit (expense) on mortgage loans on real estate	4	(5)	-
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	-	(5)	-
Total realized gain (loss) related to certain financial assets	2	(14)	(4)
Realized gain (loss) on the mark-to-market on certain
instruments (2)	(6)	57	43
GLB fees ceded to LNL and attributed fees:
Gross gain (loss)	5	(2)	(8)
Associated amortization of DAC, VOBA, DSI and DFEL	(1)	(1)	(2)
Total realized gain (loss)	$-	$40	$29

(1)	Includes market adjustments on equity securities still held of $(1) million for the year ended December 31, 2020.
(2)	Represents changes in the fair values of certain derivative investments. See Note 1 for information regarding derivative instruments.

13.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2021	2020	2019
Commissions	$63	$55	$66
General and administrative expenses	153	60	75
Expenses associated with reserve financing and LOCs	17	16	14
DAC and VOBA deferrals and interest, net of amortization	98	84	(94)
Taxes, licenses and fees	17	14	17
Total	$348	$229	$78

14.  Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York State Department of Financial Services, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

	As of December 31,
	2021	2020
U.S. capital and surplus	$991	$997

	For the Years Ended December 31,
	2021	2020	2019
U.S. net gain (loss) from operations, after-tax	$39	$25	$102
U.S. net income (loss)	41	23	99

Comparison of 2021 to 2020

Statutory net income (loss) increased primarily due to an increase in premiums and favorable reserve movement on certain products, partially offset by a one-time legal expense.

Comparison of 2020 to 2019

Statutory net income (loss) decreased due primarily to unfavorable reserve strain on certain products and an increase in benefits, partially offset by favorable equity markets.

State Prescribed and Permitted Practices

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices include the use of a more conservative valuation interest rate on certain annuities and use of the continuous Commissioners’ Annuity Reserve Valuation Method in the calculation of reserves and use of minimum reserve methods and assumptions for variable annuity contracts that may be more conservative than those required by NAIC SAP.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

	As of December 31,
	2021	2020
State Prescribed Practices
Conservative valuation rate on certain annuities	$(2)	$(2)
Calculation of reserves using continuous CARVM	-	(1)
Conservative Reg 213 reserves on VA contracts	(27)	-

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2021, the Company’s RBC ratio was in excess of nine times the aforementioned company action level RBC.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL.  Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York State Department of Financial Services provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $40 million in 2022 without New York Department of Insurance approval.

15.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2021		As of December 31, 2020
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
Fixed maturity AFS securities	$8,617	$8,617	$8,848	$8,848
Equity securities	7	7	1	1
Mortgage loans on real estate	961	1,009	943	1,035
Derivative investments (1)	7	7	9	9
Other investments	6	6	19	19
Cash and invested cash	56	56	103	103
Reinsurance related embedded derivatives	-	-	18	18
Other assets:
GLB ceded embedded derivatives	-	-	3	3
GLB direct embedded derivatives	85	85	-	-
LPR ceded derivative	19	19	-	-
Separate account assets	8,475	8,475	7,734	7,734

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(3)	(3)	(2)	(2)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(22)	(22)	(23)	(23)
Account values of certain investment contracts	(1,334)	(1,679)	(1,311)	(1,719)
Other liabilities:
Short-term debt	(39)	(39)	-	-
Derivative liabilities (1)	(3)	(3)	-	-
GLB direct embedded derivatives	-	-	(2)	(2)
GLB ceded embedded derivatives	(81)	(81)	-	-

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments approximates fair value and primarily includes cash collateral receivables.  The inputs used to measure the fair value of these assets are classified as Level 2 within the fair value hierarchy.  Other investments also includes Federal Home Loan Bank (“FHLB”) stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value.  The inputs used to measure the fair value of our FHLB stock are classified as Level 3 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2021 and 2020, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term Debt

The carrying value of short-term debt approximates fair value.  The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2021 or 2020.

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels:

	As of December 31, 2021
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$7,262	$100	$7,362
ABS	-	145	10	155
U.S. government bonds	16	-	-	16
Foreign government bonds	-	27	6	33
RMBS	-	312	-	312
CMBS	-	89	-	89
State and municipal bonds	-	594	-	594
Hybrid and redeemable preferred securities	-	51	5	56
Equity securities	1	6	-	7
Derivative investments (1)	-	11	-	11
Cash and invested cash	-	56	-	56
Other assets:
GLB direct embedded derivatives	-	-	85	85
LPR ceded derivative	-	-	19	19
Separate account assets	33	8,442	-	8,475
Total assets	$50	$16,995	$225	$17,270

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(3)	$(3)
Other liabilities:
Derivative liabilities (1)	-	(7)	-	(7)
GLB ceded embedded derivatives	-	-	(81)	(81)
Total liabilities	$-	$(7)	$(84)	$(91)

	As of December 31, 2020
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$7,489	$87	$7,576
ABS	-	124	10	134
U.S. government bonds	18	-	-	18
Foreign government bonds	-	30	-	30
RMBS	-	357	1	358
CMBS	-	52	-	52
State and municipal bonds	-	598	-	598
Hybrid and redeemable preferred securities	-	76	6	82
Equity securities	1	-	-	1
Derivative investments (1)	-	11	5	16
Cash and invested cash	-	103	-	103
Reinsurance related embedded derivatives	-	18	-	18
Other assets – GLB ceded embedded derivatives	-	-	3	3
Separate account assets	34	7,700	-	7,734
Total assets	$53	$16,558	$112	$16,723

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2)	$(2)
Other liabilities:
Derivative liabilities (1)	-	(10)	-	(10)
GLB direct embedded derivatives	-		(2)	(2)
Total liabilities	$-	$(10)	$(4)	$(14)

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2021
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$87	$-	$(5)	$25	$(7)	$100
ABS	10	-	(1)	2	(1)	10
Foreign government bonds	-	-	(1)	7	-	6
RMBS	1	-	-	(1)	-	-
Hybrid and redeemable
preferred securities	6	-	1	(2)	-	5
Derivative investments	5	1	-	(1)	(5)	-
Other assets:
GLB direct embedded derivatives (3)	(2)	87	-	-	-	85
LPR ceded derivatives (4)	-	1	-	-	18	19
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	(4)	-	3	-	(3)
Other liabilities – GLB ceded
embedded derivatives (3)	3	(84)	-	-	-	(81)
Total, net	$108	$1	$(6)	$33	$5	$141

	For the Year Ended December 31, 2020
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$65	$2	$24	$(19)	$15	$87
ABS	-	-	-	10	-	10
Foreign government bonds	2	-	-	(2)	-	-
RMBS	3	-	-	-	(2)	1
Hybrid and redeemable
preferred securities	1	-	-	-	5	6
Derivative investments	13	2	33	(18)	(25)	5
Other assets – GLB ceded
embedded derivatives (3)	4	(1)	-	-	-	3
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	-	-	-	-	(2)
Other liabilities – GLB direct
embedded derivatives (3)	(4)	2	-	-	-	(2)
Total, net	$82	$5	$57	$(29)	$(7)	$108

	For the Year Ended December 31, 2019
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$63	$6	$2	$(5)	$(1)	$65
ABS	-	-	-	2	(2)	-
Foreign government bonds	2	-	-	-	-	2
RMBS	-	-	-	3	-	3
CMBS	-	1	-	(1)	-	-
Hybrid and redeemable
preferred securities	2	-	(1)	-	-	1
Derivative investments	-	-	19	(6)	-	13
Other assets – GLB ceded	-	-	-	-	-
embedded derivatives (3)	15	(11)				4
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(1)	(1)	-	-	-	(2)
Other liabilities – GLB direct
embedded derivatives (3)	(16)	12	-	-	-	(4)
Total, net	$65	$7	$20	$(7)	$(3)	$82

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 4).
(2)

Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and credit loss expense are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

(3)	Gains (losses) from the changes in fair value are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).
(4)	Gains (losses) from the changes in fair value are included in benefits on our Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2021
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$45	$(1)	$(15)	$(4)	$-	$25
ABS	6	-	-	(4)	-	2
Foreign government bonds	7	-	-	-	-	7
RMBS	-	-	-	(1)	-	(1)
Hybrid and redeemable
preferred securities	-	-	-	-	(2)	(2)
Derivative investments	1	-	(2)	-	-	(1)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	-	-	3	-	3
Total, net	$59	$(1)	$(17)	$(6)	$(2)	$33

	For the Year Ended December 31, 2020
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$44	$(58)	$-	$(1)	$(4)	$(19)
ABS	10	-	-	-	-	10
Foreign government bonds	-	-	(2)	-	-	(2)
Derivative investments	3	(20)	(1)	-	-	(18)
Total, net	$57	$(78)	$(3)	$(1)	$(4)	$(29)

	For the Year Ended December 31, 2019
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$7	$-	$-	$(1)	$(11)	$(5)
ABS	2	-	-	-	-	2
RMBS	3	-	-	-	-	3
CMBS	-	-	-	(1)	-	(1)
Derivative investments	-	(6)	-	-	-	(6)
Total, net	$12	$(6)	$-	$(2)	$(11)	$(7)

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Derivative investments	$1	$2	$-
Other assets – GLB direct and ceded	126	31	43
Other liabilities – GLB direct and ceded	(126)	(31)	(43)
Total, net (1)	$1	$2	$-

(1)	Included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following summarizes changes in unrealized gains (losses) included in OCI, net of tax, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended
	December 31,
	2021	2020
Fixed maturity AFS securities:
Corporate bonds	$(6)	$4
Foreign government bonds	(1)	-
Hybrid and redeemable preferred securities	1	(1)
Total, net	$(6)	$3

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2021
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$2	$(9)	$(7)
ABS	-	(1)	(1)
Derivative investments	-	(5)	(5)
Other assets – LPR ceded derivative	18	-	18
Total, net	$20	$(15)	$5

	For the Year Ended December 31, 2020
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$22	$(7)	$15
RMBS	1	(3)	(2)
Hybrid and redeemable
preferred securities	5	-	5
Derivative investments	-	(25)	(25)
Total, net	$28	$(35)	$(7)

	For the Year Ended December 31, 2019
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$11	$(12)	$(1)
ABS	-	(2)	(2)
Total, net	$11	$(14)	$(3)

Transfers into and out of Level 3 are generally the result of observable market information on financial instruments no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2021, 2020 and 2019, transfers in and out of Level 3 were attributable primarily to the financial instruments’ observable market information no longer being available or becoming available.  During 2021, transfers into and out of Level 3 included free-standing instruments for which we changed valuation techniques.  This change in valuation technique was primarily from unobservable inputs in counterparty models to a mathematical model provided by a third party.  The updated valuation technique is considered industry standard and provides us with greater visibility into the economic valuation inputs.

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2021:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS
securities:
Corporate bonds	$85	Discounted cash flow	Liquidity/duration adjustment (2)	0.1%	-	4.6%	1.6%
Foreign government
bonds	6	Discounted cash flow	Liquidity/duration adjustment (1)	1.3%	-	1.3%	1.3%

Other assets:
GLB direct embedded
derivatives	85	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.07%	-	1.27%	0.86%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.59%

LPR ceded derivative	19	Discounted cash flow	Long-term lapse rate (3)	0%	-	1.65%	(10)
			NPR (6)	0.07%	-	1.27%	0.84%
			Mortality rate (7)			(9)	(10)
Liabilities
Future contract benefits –
indexed annuity contracts
embedded derivatives	$(1)	Discounted cash flow	Lapse rate (3)	0%	-	9%	(10)
			Mortality rate (7)			(9)	(10)
Other liabilities – GLB
ceded embedded
derivatives	(81)	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.07%	-	1.27%	0.86%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.59%

(1)	Unobservable inputs were weighted by the relative fair value of the instruments, unless otherwise noted.
(2)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(3)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity contracts represents the lapse rates during the surrender charge period.

(4)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(5)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(6)

The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract. The NPR input for direct and ceded embedded derivatives was weighted by the absolute value of the sensitivity of the reserve to the NPR assumption.  The NPR input for LPR ceded derivative was weighted using a simple average.

(7)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.

(8)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation. Volatility assumptions vary by fund due to the benchmarking of different indices. The volatility input was weighted by the relative account value assigned to each index.

(9)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(10)	A weighted average input range is not a meaningful measurement for lapse rate, utilization factors or mortality rate.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above would have resulted in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would have resulted in a decrease in the fair value measurement.
•

Indexed annuity contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would have resulted in a decrease in the fair value measurement.

•

LPR ceded derivative – Assuming our LPR ceded derivative is in an asset position:  an increase in our lapse rate, NPR or mortality rate inputs would have resulted in an increase in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would have resulted in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would have resulted in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input would not have affected the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see Note 1.

16.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL and bank-owned UL and VUL products.

The Group Protection segment offers group non-medical insurance products, including short and long-term disability, absence management services, term life, dental, vision and accident, critical illness and hospital indemnity benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

Other Operations includes investments related to our excess capital, other corporate investments, benefit plan obligations, and the results of certain disability income business.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of financial assets;
▪	Changes in the fair value of equity securities;
▪	Changes in the fair value of embedded derivatives within certain reinsurance arrangements;
▪	GLB rider fees ceded to LNL; and
▪	The net valuation premium of the GLB attributed rider fees;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on modification or early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Transaction and integration costs related to mergers and acquisitions including the acquisition or divestiture, through reinsurance or other means, of businesses or blocks of business; and
•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

The tables below reconcile our segment measures of performance to the GAAP measures presented in our Statements of Comprehensive Income (Loss) (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Revenues
Operating revenues:
Annuities	$137	$131	$162
Retirement Plan Services	79	72	73
Life Insurance	536	545	560
Group Protection	147	97	92
Other Operations	23	27	27
Excluded realized gain (loss), pre-tax	(11)	28	19
Total revenues	$911	$900	$933

	For the Years Ended December 31,
	2021	2020	2019
Net Income (Loss)
Income (loss) from operations:
Annuities	$49	$43	$49
Retirement Plan Services	10	6	6
Life Insurance	(34)	(29)	121
Group Protection	5	(3)	(9)
Other Operations	(56)	21	21
Excluded realized gain (loss), after-tax	(10)	22	16
Net impact from the Tax Cuts and Jobs Act	-	-	1
Net income (loss)	$(36)	$60	$205

Other segment information (in millions) was as follows:

	For the Years Ended December 31,
	2021	2020	2019
Net Investment Income
Annuities	$32	$28	$34
Retirement Plan Services	67	63	63
Life Insurance	267	257	269
Group Protection	5	6	6
Other Operations	23	27	27
Total net investment income	$394	$381	$399

	For the Years Ended December 31,
	2021	2020	2019
Amortization of DAC and VOBA, Net of Interest
Annuities	$17	$18	$21
Retirement Plan Services	1	-	1
Life Insurance	106	86	(82)
Group Protection	3	3	3
Total amortization of DAC and VOBA, net of interest	$127	$107	$(57)

	For the Years Ended December 31,
	2021	2020	2019
Federal Income Tax Expense (Benefit)
Annuities	$8	$7	$8
Retirement Plan Services	1	-	-
Life Insurance	(9)	(8)	32
Group Protection	1	(1)	(2)
Other Operations	(15)	6	6
Excluded realized gain (loss)	(1)	6	4
Net impact from the Tax Cuts and Jobs Act	-	-	(1)
Total federal income tax expense (benefit)	$(15)	$10	$47

	As of December 31,
	2021	2020
Assets
Annuities	$7,467	$6,898
Retirement Plan Services	3,196	3,090
Life Insurance	9,497	9,624
Group Protection	193	176
Other Operations	759	837
Total assets	$21,112	$20,625

17.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Income taxes paid (received)	$30	$31	$7

18.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Balance Sheets:

	As of December 31,
	2021	2020
Assets with affiliates:
Ceded reinsurance contracts	$162	$153	Reinsurance recoverables, net of allowance
			for credit losses
Ceded reinsurance contracts	-	18	Reinsurance related embedded derivatives
Ceded reinsurance contracts	28	13	Other assets
Service agreement receivable	10	4	Other assets

Liabilities with affiliates:
Inter-company short-term debt	39	-	Other liabilities
Ceded reinsurance contracts	83	2	Other liabilities
Service agreement payable	1	19	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2021	2020	2019
Revenues with affiliates:
Premiums received on assumed (paid on ceded)
reinsurance contracts	$(36)	$(25)	$(17)	Insurance premiums
Fees for management of general account	-	(2)	(2)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	(84)	(1)	(12)	Realized gain (loss)
Other gains (losses)	(36)	(38)	(38)	Realized gain (loss)

Benefits and expenses with affiliates:
Interest credited on ceded reinsurance contracts	(1)	(1)	(1)	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance	(4)	(10)	(1)	Benefits
Ceded reinsurance contracts	(19)	(16)	(23)	Commissions and other
				expenses
Service agreement payments	63	61	77	Commissions and other
				expenses

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing limit is currently 2% of our admitted assets as of December 31, 2021.

Service Agreements

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead from LNC.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, account values, weighted policies in force and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL, our parent, and LNBAR, a wholly-owned subsidiary of LNC.  As discussed in Note 4, we cede the GLB reserves embedded derivatives and the related hedge results to LNL.

19.  Subsequent Events

Management evaluated subsequent events for the Company through April 1, 2022, the date the financial statements were available to be issued.  On March 24, 2022, LLANY paid a cash dividend in the amount of $38 million to LNL.

Management identified no other items or events required for disclosure.

Lincoln New York Account N For Variable Annuities

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities

December 31, 2021

Subaccount	Investments	Total Assets	Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	$3,559,563	$3,559,563	$3,559,563
AB VPS Large Cap Growth Portfolio - Class B	522,623	522,623	522,623
AB VPS Small/Mid Cap Value Portfolio - Class B	13,307,885	13,307,885	13,307,885
ALPS/Alerian Energy Infrastructure Portfolio - Class III	610,458	610,458	610,458
ALPS/Red Rocks Global Opportunity Portfolio - Class III	535,419	535,419	535,419
American Century VP Balanced Fund - Class II	13,322,295	13,322,295	13,322,295
American Century VP Large Company Value Fund - Class I	15,253	15,253	15,253
American Century VP Large Company Value Fund - Class II	5,251,732	5,251,732	5,251,732
American Funds Asset Allocation Fund - Class 1	7,024	7,024	7,024
American Funds Asset Allocation Fund - Class 4	16,947,189	16,947,189	16,947,189
American Funds Capital Income Builder® - Class 1	14,391	14,391	14,391
American Funds Capital Income Builder® - Class 4	2,175,529	2,175,529	2,175,529
American Funds Capital World Bond Fund - Class 1	6,151	6,151	6,151
American Funds Capital World Growth and Income Fund - Class 1	66,839	66,839	66,839
American Funds Global Growth Fund - Class 2	12,126,577	12,126,577	12,126,577
American Funds Global Growth Fund - Class 4	6,684,150	6,684,150	6,684,150
American Funds Global Small Capitalization Fund - Class 1	77,681	77,681	77,681
American Funds Global Small Capitalization Fund - Class 2	8,132,210	8,132,210	8,132,210
American Funds Global Small Capitalization Fund - Class 4	906,053	906,053	906,053
American Funds Growth Fund - Class 1	13,934	13,934	13,934
American Funds Growth Fund - Class 2	66,337,194	66,337,194	66,337,194
American Funds Growth Fund - Class 4	15,528,244	15,528,244	15,528,244
American Funds Growth-Income Fund - Class 1	250,044	250,044	250,044
American Funds Growth-Income Fund - Class 2	60,141,179	60,141,179	60,141,179
American Funds Growth-Income Fund - Class 4	7,941,692	7,941,692	7,941,692
American Funds International Fund - Class 1	97,225	97,225	97,225
American Funds International Fund - Class 2	17,098,918	17,098,918	17,098,918
American Funds International Fund - Class 4	4,172,645	4,172,645	4,172,645
American Funds International Growth and Income Fund - Class 1	181,319	181,319	181,319
American Funds Managed Risk Asset Allocation Fund - Class P2	18,051,433	18,051,433	18,051,433
American Funds Mortgage Fund - Class 1	106,098	106,098	106,098
American Funds Mortgage Fund - Class 4	613,286	613,286	613,286
American Funds New World Fund® - Class 1	67,226	67,226	67,226
American Funds New World Fund® - Class 4	3,043,295	3,043,295	3,043,295
American Funds The Bond Fund of America - Class 1	41,471	41,471	41,471
American Funds Washington Mutual Investors Fund - Class 1	100,050	100,050	100,050
American Funds Washington Mutual Investors Fund - Class 4	2,790,711	2,790,711	2,790,711
BlackRock Global Allocation V.I. Fund - Class I	36,872	36,872	36,872
BlackRock Global Allocation V.I. Fund - Class III	53,197,734	53,197,734	53,197,734
ClearBridge Variable Aggressive Growth Portfolio - Class II	859,845	859,845	859,845
ClearBridge Variable Large Cap Growth Portfolio - Class II	20,505,236	20,505,236	20,505,236
ClearBridge Variable Mid Cap Portfolio - Class II	4,064,798	4,064,798	4,064,798
Columbia VP Commodity Strategy Fund - Class 2	202,517	202,517	202,517
Columbia VP Emerging Markets Bond Fund - Class 2	645,201	645,201	645,201
Columbia VP Strategic Income Fund - Class 2	1,243,477	1,243,477	1,243,477
Delaware Ivy VIP Asset Strategy Portfolio - Class II	807,437	807,437	807,437
Delaware Ivy VIP Energy Portfolio - Class II	1,936,012	1,936,012	1,936,012
Delaware Ivy VIP High Income Portfolio - Class II	2,187,439	2,187,439	2,187,439
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	2,679,720	2,679,720	2,679,720
Delaware Ivy VIP Science and Technology Portfolio - Class II	3,598,821	3,598,821	3,598,821
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	512,612	512,612	512,612
Delaware VIP® Emerging Markets Series - Service Class	16,706,147	16,706,147	16,706,147
Delaware VIP® Small Cap Value Series - Service Class	35,989,988	35,989,988	35,989,988
Delaware VIP® Small Cap Value Series - Standard Class	644,212	644,212	644,212
DWS Alternative Asset Allocation VIP Portfolio - Class A	16,977	16,977	16,977
DWS Alternative Asset Allocation VIP Portfolio - Class B	3,901,119	3,901,119	3,901,119
DWS Equity 500 Index VIP Portfolio - Class A	889,729	889,729	889,729
DWS Small Cap Index VIP Portfolio - Class A	400,122	400,122	400,122
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,132,757	1,132,757	1,132,757
Fidelity® VIP Balanced Portfolio - Service Class 2	32,931,169	32,931,169	32,931,169
Fidelity® VIP Contrafund® Portfolio - Service Class 2	93,993,191	93,993,191	93,993,191

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2021

Subaccount	Investments	Total Assets	Net Assets
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	$2,370,536	$2,370,536	$2,370,536
Fidelity® VIP Growth Portfolio - Initial Class	441,064	441,064	441,064
Fidelity® VIP Growth Portfolio - Service Class 2	24,129,265	24,129,265	24,129,265
Fidelity® VIP Mid Cap Portfolio - Service Class 2	46,810,745	46,810,745	46,810,745
Fidelity® VIP Strategic Income Portfolio - Service Class 2	2,633,217	2,633,217	2,633,217
First Trust Capital Strength Portfolio - Class I	1,316,553	1,316,553	1,316,553
First Trust Dorsey Wright Tactical Core Portfolio - Class I	1,315,985	1,315,985	1,315,985
First Trust International Developed Capital Strength Portfolio - Class I	49,355	49,355	49,355
First Trust Multi Income Allocation Portfolio - Class I	426,743	426,743	426,743
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	17,247,178	17,247,178	17,247,178
Franklin Allocation VIP Fund - Class 4	838,885	838,885	838,885
Franklin Income VIP Fund - Class 2	24,293,855	24,293,855	24,293,855
Franklin Income VIP Fund - Class 4	9,882,548	9,882,548	9,882,548
Franklin Multi-Asset Variable Conservative Growth - Class II	1,459,851	1,459,851	1,459,851
Franklin Mutual Shares VIP Fund - Class 2	13,578,912	13,578,912	13,578,912
Franklin Mutual Shares VIP Fund - Class 4	3,890,811	3,890,811	3,890,811
Franklin Rising Dividends VIP Fund - Class 4	1,575,283	1,575,283	1,575,283
Franklin Small Cap Value VIP Fund - Class 4	1,027,800	1,027,800	1,027,800
Franklin Small-Mid Cap Growth VIP Fund - Class 4	896,374	896,374	896,374
Goldman Sachs VIT Government Money Market Fund - Service Shares	149,539	149,539	149,539
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1,481,585	1,481,585	1,481,585
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	355,103	355,103	355,103
Guggenheim VT Long Short Equity	312,994	312,994	312,994
Guggenheim VT Multi-Hedge Strategies	500,502	500,502	500,502
Hartford Capital Appreciation HLS Fund - Class IC	894,841	894,841	894,841
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	1,061,040	1,061,040	1,061,040
Invesco V.I. American Franchise Fund - Series I Shares	152,147	152,147	152,147
Invesco V.I. American Franchise Fund - Series II Shares	36,339	36,339	36,339
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	421,412	421,412	421,412
Invesco V.I. Comstock Fund - Series II Shares	258,280	258,280	258,280
Invesco V.I. Core Equity Fund - Series I Shares	109,924	109,924	109,924
Invesco V.I. Core Equity Fund - Series II Shares	54,026	54,026	54,026
Invesco V.I. Diversified Dividend Fund - Series II Shares	1,706,344	1,706,344	1,706,344
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	24,866,283	24,866,283	24,866,283
Invesco V.I. Equity and Income Fund - Series II Shares	169,929	169,929	169,929
Invesco V.I. Global Fund - Series II Shares	287,321	287,321	287,321
Invesco V.I. International Growth Fund - Series I Shares	9,924	9,924	9,924
Invesco V.I. International Growth Fund - Series II Shares	5,934,030	5,934,030	5,934,030
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	804,480	804,480	804,480
Janus Henderson Balanced Portfolio - Service Shares	573,763	573,763	573,763
Janus Henderson Enterprise Portfolio - Service Shares	439,998	439,998	439,998
Janus Henderson Global Research Portfolio - Service Shares	21,153	21,153	21,153
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	16,853,043	16,853,043	16,853,043
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	359,097	359,097	359,097
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	296,329	296,329	296,329
Lincoln iShares® Global Growth Allocation Fund - Standard Class	93,939	93,939	93,939
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	2,396,556	2,396,556	2,396,556
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	2,206,494	2,206,494	2,206,494
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	99,404	99,404	99,404
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	2,473,093	2,473,093	2,473,093
LVIP American Balanced Allocation Fund - Service Class	6,599,913	6,599,913	6,599,913
LVIP American Balanced Allocation Fund - Standard Class	8,145	8,145	8,145
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	45,183,415	45,183,415	45,183,415
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	3,666,322	3,666,322	3,666,322
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	9,159,812	9,159,812	9,159,812
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	256,937	256,937	256,937
LVIP American Global Growth Fund - Service Class II	20,513,028	20,513,028	20,513,028
LVIP American Global Small Capitalization Fund - Service Class II	3,420,874	3,420,874	3,420,874
LVIP American Growth Allocation Fund - Service Class	3,462,638	3,462,638	3,462,638
LVIP American Growth Fund - Service Class II	87,847,790	87,847,790	87,847,790
LVIP American Growth-Income Fund - Service Class II	69,482,229	69,482,229	69,482,229

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2021

Subaccount	Investments	Total Assets	Net Assets
LVIP American International Fund - Service Class II	$16,340,963	$16,340,963	$16,340,963
LVIP American Preservation Fund - Service Class	1,542,882	1,542,882	1,542,882
LVIP Baron Growth Opportunities Fund - Service Class	24,954,483	24,954,483	24,954,483
LVIP BlackRock Advantage Allocation Fund - Service Class	2,073,260	2,073,260	2,073,260
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	124,285,998	124,285,998	124,285,998
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	87,439,950	87,439,950	87,439,950
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	38,450,782	38,450,782	38,450,782
LVIP BlackRock Global Real Estate Fund - Service Class	6,766,456	6,766,456	6,766,456
LVIP BlackRock Inflation Protected Bond Fund - Service Class	65,283,980	65,283,980	65,283,980
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	142,765	142,765	142,765
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	63,054,756	63,054,756	63,054,756
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	104,491,167	104,491,167	104,491,167
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	146,365	146,365	146,365
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	68,463,213	68,463,213	68,463,213
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	6,970	6,970	6,970
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	43,770,933	43,770,933	43,770,933
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	6,316	6,316	6,316
LVIP Delaware Bond Fund - Service Class	244,967,566	244,967,566	244,967,566
LVIP Delaware Bond Fund - Standard Class	3,540,669	3,540,669	3,540,669
LVIP Delaware Diversified Floating Rate Fund - Service Class	52,622,812	52,622,812	52,622,812
LVIP Delaware Diversified Floating Rate Fund - Standard Class	135,897	135,897	135,897
LVIP Delaware Diversified Income Fund - Service Class	118,641,133	118,641,133	118,641,133
LVIP Delaware Diversified Income Fund - Standard Class	213,182	213,182	213,182
LVIP Delaware High Yield Fund - Service Class	4,670,862	4,670,862	4,670,862
LVIP Delaware High Yield Fund - Standard Class	202,988	202,988	202,988
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	45,891,896	45,891,896	45,891,896
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	17,258	17,258	17,258
LVIP Delaware Mid Cap Value Fund - Service Class	9,198,500	9,198,500	9,198,500
LVIP Delaware REIT Fund - Service Class	11,778,938	11,778,938	11,778,938
LVIP Delaware REIT Fund - Standard Class	490,084	490,084	490,084
LVIP Delaware SMID Cap Core Fund - Service Class	10,127,305	10,127,305	10,127,305
LVIP Delaware SMID Cap Core Fund - Standard Class	481,829	481,829	481,829
LVIP Delaware Social Awareness Fund - Service Class	5,485,507	5,485,507	5,485,507
LVIP Delaware Social Awareness Fund - Standard Class	326,459	326,459	326,459
LVIP Delaware U.S. Growth Fund - Service Class	10,780,858	10,780,858	10,780,858
LVIP Delaware Value Fund - Service Class	13,736,831	13,736,831	13,736,831
LVIP Delaware Value Fund - Standard Class	54,969	54,969	54,969
LVIP Delaware Wealth Builder Fund - Service Class	1,841,597	1,841,597	1,841,597
LVIP Delaware Wealth Builder Fund - Standard Class	131,634	131,634	131,634
LVIP Dimensional International Core Equity Fund - Service Class	8,511,763	8,511,763	8,511,763
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	41,621,868	41,621,868	41,621,868
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	15,736,370	15,736,370	15,736,370
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	7,088	7,088	7,088
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	13,389,256	13,389,256	13,389,256
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	68,364,827	68,364,827	68,364,827
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	47,162,272	47,162,272	47,162,272
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	6,283	6,283	6,283
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	70,087,800	70,087,800	70,087,800
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	2,115,503	2,115,503	2,115,503
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	9,513,681	9,513,681	9,513,681
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	83,987,980	83,987,980	83,987,980
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	176,512	176,512	176,512
LVIP Global Growth Allocation Managed Risk Fund - Service Class	347,628,181	347,628,181	347,628,181
LVIP Global Income Fund - Service Class	29,123,646	29,123,646	29,123,646
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	321,805,946	321,805,946	321,805,946
LVIP Government Money Market Fund - Service Class	21,204,867	21,204,867	21,204,867
LVIP Government Money Market Fund - Standard Class	636,251	636,251	636,251
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	43,216,722	43,216,722	43,216,722
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	6,330	6,330	6,330

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2021

Subaccount	Investments	Total Assets	Net Assets
LVIP JPMorgan High Yield Fund - Service Class	$14,265,428	$14,265,428	$14,265,428
LVIP JPMorgan Retirement Income Fund - Service Class	4,597,203	4,597,203	4,597,203
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	49,581,990	49,581,990	49,581,990
LVIP Loomis Sayles Global Growth Fund - Service Class	106,966	106,966	106,966
LVIP MFS International Equity Managed Volatility Fund - Service Class	50,959,285	50,959,285	50,959,285
LVIP MFS International Growth Fund - Service Class	14,343,846	14,343,846	14,343,846
LVIP MFS Value Fund - Service Class	41,957,256	41,957,256	41,957,256
LVIP Mondrian International Value Fund - Service Class	10,392,556	10,392,556	10,392,556
LVIP Mondrian International Value Fund - Standard Class	746,410	746,410	746,410
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	5,938,105	5,938,105	5,938,105
LVIP PIMCO Low Duration Bond Fund - Service Class	53,148,637	53,148,637	53,148,637
LVIP PIMCO Low Duration Bond Fund - Standard Class	6,808	6,808	6,808
LVIP SSGA Bond Index Fund - Service Class	57,870,025	57,870,025	57,870,025
LVIP SSGA Bond Index Fund - Standard Class	84,996	84,996	84,996
LVIP SSGA Conservative Index Allocation Fund - Service Class	11,838,464	11,838,464	11,838,464
LVIP SSGA Conservative Structured Allocation Fund - Service Class	8,972,080	8,972,080	8,972,080
LVIP SSGA Developed International 150 Fund - Service Class	7,761,750	7,761,750	7,761,750
LVIP SSGA Emerging Markets 100 Fund - Service Class	6,862,867	6,862,867	6,862,867
LVIP SSGA Emerging Markets 100 Fund - Standard Class	69,456	69,456	69,456
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	869,216	869,216	869,216
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	59,372,302	59,372,302	59,372,302
LVIP SSGA International Index Fund - Service Class	14,240,715	14,240,715	14,240,715
LVIP SSGA International Managed Volatility Fund - Service Class	24,743,045	24,743,045	24,743,045
LVIP SSGA Large Cap 100 Fund - Service Class	18,186,240	18,186,240	18,186,240
LVIP SSGA Large Cap 100 Fund - Standard Class	293,325	293,325	293,325
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	68,089,871	68,089,871	68,089,871
LVIP SSGA Mid-Cap Index Fund - Service Class	15,072,577	15,072,577	15,072,577
LVIP SSGA Mid-Cap Index Fund - Standard Class	80,483	80,483	80,483
LVIP SSGA Moderate Index Allocation Fund - Service Class	43,847,738	43,847,738	43,847,738
LVIP SSGA Moderate Structured Allocation Fund - Service Class	51,665,608	51,665,608	51,665,608
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	19,898,419	19,898,419	19,898,419
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	27,832,548	27,832,548	27,832,548
LVIP SSGA Nasdaq-100 Index Fund - Service Class	57,576	57,576	57,576
LVIP SSGA S&P 500 Index Fund - Service Class	146,657,731	146,657,731	146,657,731
LVIP SSGA S&P 500 Index Fund - Standard Class	1,789,630	1,789,630	1,789,630
LVIP SSGA Short-Term Bond Index Fund - Service Class	15,238,010	15,238,010	15,238,010
LVIP SSGA Small-Cap Index Fund - Service Class	36,837,407	36,837,407	36,837,407
LVIP SSGA Small-Cap Index Fund - Standard Class	77,349	77,349	77,349
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	19,740,057	19,740,057	19,740,057
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	30,178	30,178	30,178
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	57,062,032	57,062,032	57,062,032
LVIP T. Rowe Price 2010 Fund - Service Class	117,002	117,002	117,002
LVIP T. Rowe Price 2020 Fund - Service Class	98,519	98,519	98,519
LVIP T. Rowe Price 2030 Fund - Service Class	68,497	68,497	68,497
LVIP T. Rowe Price 2040 Fund - Service Class	40,256	40,256	40,256
LVIP T. Rowe Price Growth Stock Fund - Service Class	26,513,483	26,513,483	26,513,483
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	25,557,202	25,557,202	25,557,202
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	153,272	153,272	153,272
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	15,451,935	15,451,935	15,451,935
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	68,877,026	68,877,026	68,877,026
LVIP Vanguard Bond Allocation Fund - Service Class	82,045,903	82,045,903	82,045,903
LVIP Vanguard Bond Allocation Fund - Standard Class	6,143	6,143	6,143
LVIP Vanguard Domestic Equity ETF Fund - Service Class	29,278,165	29,278,165	29,278,165
LVIP Vanguard International Equity ETF Fund - Service Class	19,598,100	19,598,100	19,598,100
LVIP Wellington Capital Growth Fund - Service Class	17,367,329	17,367,329	17,367,329
LVIP Wellington SMID Cap Value Fund - Service Class	8,580,919	8,580,919	8,580,919
LVIP Western Asset Core Bond Fund - Service Class	34,932,572	34,932,572	34,932,572
MFS® VIT Growth Series - Initial Class	103,133	103,133	103,133
MFS® VIT Growth Series - Service Class	18,343,189	18,343,189	18,343,189
MFS® VIT Total Return Series - Initial Class	176,784	176,784	176,784
MFS® VIT Total Return Series - Service Class	8,957,118	8,957,118	8,957,118

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2021

Subaccount	Investments	Total Assets	Net Assets
MFS® VIT Utilities Series - Initial Class	$230,018	$230,018	$230,018
MFS® VIT Utilities Series - Service Class	11,547,467	11,547,467	11,547,467
MFS® VIT II Core Equity Portfolio - Service Class	29,354	29,354	29,354
MFS® VIT II International Intrinsic Value Portfolio - Service Class	2,072,093	2,072,093	2,072,093
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	687,033	687,033	687,033
Morgan Stanley VIF Growth Portfolio - Class II	39,621	39,621	39,621
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,908,622	1,908,622	1,908,622
PIMCO VIT All Asset Portfolio - Advisor Class	143,853	143,853	143,853
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	4,527,568	4,527,568	4,527,568
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	452,617	452,617	452,617
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	156,076	156,076	156,076
Putnam VT George Putnam Balanced Fund - Class IB	9,571,464	9,571,464	9,571,464
Putnam VT Global Health Care Fund - Class IB	1,591,077	1,591,077	1,591,077
Putnam VT Income Fund - Class IB	615,321	615,321	615,321
Putnam VT Large Cap Value Fund - Class IB	3,079,485	3,079,485	3,079,485
Putnam VT Multi-Asset Absolute Return Fund - Class IB	257,956	257,956	257,956
Templeton Foreign VIP Fund - Class 4	160,773	160,773	160,773
Templeton Global Bond VIP Fund - Class 2	5,032,854	5,032,854	5,032,854
Templeton Global Bond VIP Fund - Class 4	1,997,131	1,997,131	1,997,131
Templeton Growth VIP Fund - Class 2	1,413,702	1,413,702	1,413,702
VanEck VIP Global Resources Fund - Class S Shares	593,781	593,781	593,781
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	257,986	257,986	257,986

See accompanying notes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln New York Account N For Variable Annuities

Statements of operations

Year Ended December 31, 2021

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio - Class B	$—	$(50,454)	$(50,454)	$226,571
AB VPS Large Cap Growth Portfolio - Class B	—	(7,395)	(7,395)	38,117
AB VPS Small/Mid Cap Value Portfolio - Class B	72,870	(193,094)	(120,224)	603,876
ALPS/Alerian Energy Infrastructure Portfolio - Class III	12,016	(10,167)	1,849	120,977
ALPS/Red Rocks Global Opportunity Portfolio - Class III	21,896	(5,245)	16,651	5,051
American Century VP Balanced Fund - Class II	57,816	(183,653)	(125,837)	264,300
American Century VP Large Company Value Fund - Class I	219	(102)	117	642
American Century VP Large Company Value Fund - Class II	57,233	(76,888)	(19,655)	80,601
American Funds Asset Allocation Fund - Class 1	119	(44)	75	97
American Funds Asset Allocation Fund - Class 4	219,677	(195,994)	23,683	323,496
American Funds Capital Income Builder® - Class 1	431	(98)	333	446
American Funds Capital Income Builder® - Class 4	49,153	(24,274)	24,879	24,244
American Funds Capital World Bond Fund - Class 1	120	(254)	(134)	4,531
American Funds Capital World Growth and Income Fund - Class 1	1,160	(384)	776	312
American Funds Global Growth Fund - Class 2	41,437	(216,443)	(175,006)	970,443
American Funds Global Growth Fund - Class 4	13,320	(69,660)	(56,340)	78,275
American Funds Global Small Capitalization Fund - Class 1	—	(472)	(472)	119
American Funds Global Small Capitalization Fund - Class 2	—	(132,419)	(132,419)	509,912
American Funds Global Small Capitalization Fund - Class 4	—	(9,947)	(9,947)	26,359
American Funds Growth Fund - Class 1	62	(645)	(583)	88,481
American Funds Growth Fund - Class 2	142,345	(1,118,678)	(976,333)	5,324,753
American Funds Growth Fund - Class 4	7,810	(147,848)	(140,038)	900,143
American Funds Growth-Income Fund - Class 1	3,087	(2,081)	1,006	31,817
American Funds Growth-Income Fund - Class 2	642,003	(959,608)	(317,605)	2,349,911
American Funds Growth-Income Fund - Class 4	68,230	(78,978)	(10,748)	172,109
American Funds High-Income Trust - Class 1	—	(177)	(177)	1,455
American Funds International Fund - Class 1	2,659	(1,061)	1,598	2,285
American Funds International Fund - Class 2	441,799	(309,104)	132,695	668,855
American Funds International Fund - Class 4	97,164	(47,659)	49,505	43,291
American Funds International Growth and Income Fund - Class 1	4,088	(890)	3,198	75
American Funds Managed Risk Asset Allocation Fund - Class P2	257,679	(271,392)	(13,713)	510,513
American Funds Mortgage Fund - Class 1	733	(412)	321	(10)
American Funds Mortgage Fund - Class 4	1,540	(4,096)	(2,556)	(161)
American Funds New World Fund® - Class 1	725	(558)	167	1,757
American Funds New World Fund® - Class 4	18,887	(31,709)	(12,822)	67,771
American Funds The Bond Fund of America - Class 1	659	(233)	426	1
American Funds Washington Mutual Investors Fund - Class 1	1,598	(1,648)	(50)	4,966
American Funds Washington Mutual Investors Fund - Class 4	28,227	(21,529)	6,698	87,686
BlackRock Global Allocation V.I. Fund - Class I	344	(250)	94	981
BlackRock Global Allocation V.I. Fund - Class III	451,056	(892,523)	(441,467)	1,452,904
ClearBridge Variable Aggressive Growth Portfolio - Class II	1,405	(11,347)	(9,942)	13,375
ClearBridge Variable Large Cap Growth Portfolio - Class II	—	(286,185)	(286,185)	1,066,968
ClearBridge Variable Mid Cap Portfolio - Class II	953	(50,521)	(49,568)	143,397
Columbia VP Commodity Strategy Fund - Class 2	—	(444)	(444)	479
Columbia VP Emerging Markets Bond Fund - Class 2	26,086	(3,066)	23,020	(1,223)
Columbia VP Strategic Income Fund - Class 2	19,692	(5,343)	14,349	1,261
Delaware Ivy VIP Asset Strategy Portfolio - Class II	12,654	(9,553)	3,101	12,385
Delaware Ivy VIP Energy Portfolio - Class II	24,607	(6,748)	17,859	105,882
Delaware Ivy VIP High Income Portfolio - Class II	71,377	(13,407)	57,970	(579)
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	—	(30,510)	(30,510)	291,298
Delaware Ivy VIP Science and Technology Portfolio - Class II	—	(38,399)	(38,399)	343,078
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	4,985	(6,959)	(1,974)	(36,980)
Delaware VIP® Emerging Markets Series - Service Class	10,010	(283,924)	(273,914)	1,029,584
Delaware VIP® Small Cap Value Series - Service Class	168,280	(477,878)	(309,598)	1,954,343
Delaware VIP® Small Cap Value Series - Standard Class	4,904	(8,350)	(3,446)	1,544
DWS Alternative Asset Allocation VIP Portfolio - Class A	369	(114)	255	268
DWS Alternative Asset Allocation VIP Portfolio - Class B	66,644	(60,990)	5,654	46,155

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio - Class B	$393,777	$620,348	$34,192	$604,086
AB VPS Large Cap Growth Portfolio - Class B	38,001	76,118	43,986	112,709
AB VPS Small/Mid Cap Value Portfolio - Class B	—	603,876	2,587,401	3,071,053
ALPS/Alerian Energy Infrastructure Portfolio - Class III	—	120,977	84,424	207,250
ALPS/Red Rocks Global Opportunity Portfolio - Class III	—	5,051	73,976	95,678
American Century VP Balanced Fund - Class II	560,362	824,662	886,719	1,585,544
American Century VP Large Company Value Fund - Class I	—	642	2,230	2,989
American Century VP Large Company Value Fund - Class II	—	80,601	704,000	764,946
American Funds Asset Allocation Fund - Class 1	215	312	523	910
American Funds Asset Allocation Fund - Class 4	547,301	870,797	1,088,169	1,982,649
American Funds Capital Income Builder® - Class 1	—	446	1,273	2,052
American Funds Capital Income Builder® - Class 4	—	24,244	186,938	236,061
American Funds Capital World Bond Fund - Class 1	147	4,678	(7,784)	(3,240)
American Funds Capital World Growth and Income Fund - Class 1	1,270	1,582	5,290	7,648
American Funds Global Growth Fund - Class 2	601,061	1,571,504	256,723	1,653,221
American Funds Global Growth Fund - Class 4	305,790	384,065	516,402	844,127
American Funds Global Small Capitalization Fund - Class 1	1,603	1,722	2,523	3,773
American Funds Global Small Capitalization Fund - Class 2	197,790	707,702	(98,929)	476,354
American Funds Global Small Capitalization Fund - Class 4	19,842	46,201	(2,418)	33,836
American Funds Growth Fund - Class 1	1,705	90,186	(77,901)	11,702
American Funds Growth Fund - Class 2	8,437,357	13,762,110	(775,963)	12,009,814
American Funds Growth Fund - Class 4	1,702,858	2,603,001	(59,630)	2,403,333
American Funds Growth-Income Fund - Class 1	2,095	33,912	23,891	58,809
American Funds Growth-Income Fund - Class 2	562,988	2,912,899	8,811,474	11,406,768
American Funds Growth-Income Fund - Class 4	66,805	238,914	1,121,929	1,350,095
American Funds High-Income Trust - Class 1	—	1,455	1,719	2,997
American Funds International Fund - Class 1	—	2,285	(6,091)	(2,208)
American Funds International Fund - Class 2	—	668,855	(1,333,215)	(531,665)
American Funds International Fund - Class 4	—	43,291	(221,840)	(129,044)
American Funds International Growth and Income Fund - Class 1	—	75	57	3,330
American Funds Managed Risk Asset Allocation Fund - Class P2	—	510,513	1,476,853	1,973,653
American Funds Mortgage Fund - Class 1	3,290	3,280	(3,437)	164
American Funds Mortgage Fund - Class 4	20,526	20,365	(23,280)	(5,471)
American Funds New World Fund® - Class 1	2,041	3,798	(1,442)	2,523
American Funds New World Fund® - Class 4	94,044	161,815	(89,592)	59,401
American Funds The Bond Fund of America - Class 1	1,448	1,449	(2,053)	(178)
American Funds Washington Mutual Investors Fund - Class 1	—	4,966	18,280	23,196
American Funds Washington Mutual Investors Fund - Class 4	—	87,686	356,663	451,047
BlackRock Global Allocation V.I. Fund - Class I	5,113	6,094	(3,914)	2,274
BlackRock Global Allocation V.I. Fund - Class III	8,890,488	10,343,392	(7,306,561)	2,595,364
ClearBridge Variable Aggressive Growth Portfolio - Class II	241,454	254,829	(175,367)	69,520
ClearBridge Variable Large Cap Growth Portfolio - Class II	1,240,459	2,307,427	1,284,866	3,306,108
ClearBridge Variable Mid Cap Portfolio - Class II	444,317	587,714	271,039	809,185
Columbia VP Commodity Strategy Fund - Class 2	—	479	12,260	12,295
Columbia VP Emerging Markets Bond Fund - Class 2	—	(1,223)	(35,646)	(13,849)
Columbia VP Strategic Income Fund - Class 2	—	1,261	(16,413)	(803)
Delaware Ivy VIP Asset Strategy Portfolio - Class II	81,851	94,236	(26,548)	70,789
Delaware Ivy VIP Energy Portfolio - Class II	—	105,882	24,896	148,637
Delaware Ivy VIP High Income Portfolio - Class II	—	(579)	3,723	61,114
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	338,685	629,983	(182,176)	417,297
Delaware Ivy VIP Science and Technology Portfolio - Class II	1,051,818	1,394,896	(822,313)	534,184
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	61,015	24,035	(105,174)	(83,113)
Delaware VIP® Emerging Markets Series - Service Class	80,077	1,109,661	(1,613,903)	(778,156)
Delaware VIP® Small Cap Value Series - Service Class	—	1,954,343	6,332,765	7,977,510
Delaware VIP® Small Cap Value Series - Standard Class	—	1,544	160,641	158,739
DWS Alternative Asset Allocation VIP Portfolio - Class A	—	268	1,486	2,009
DWS Alternative Asset Allocation VIP Portfolio - Class B	—	46,155	340,643	392,452

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2021

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
DWS Equity 500 Index VIP Portfolio - Class A	$11,701	$(12,884)	$(1,183)	$12,509
DWS Small Cap Index VIP Portfolio - Class A	3,392	(6,405)	(3,013)	14,888
Eaton Vance VT Floating-Rate Income Fund - Initial Class	21,520	(6,836)	14,684	(240)
Fidelity® VIP Balanced Portfolio - Service Class 2	194,210	(312,566)	(118,356)	506,066
Fidelity® VIP Contrafund® Portfolio - Service Class 2	22,845	(1,361,343)	(1,338,498)	4,328,850
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	20,524	(29,738)	(9,214)	27,230
Fidelity® VIP Growth Portfolio - Initial Class	—	(5,787)	(5,787)	8,067
Fidelity® VIP Growth Portfolio - Service Class 2	—	(356,919)	(356,919)	1,607,468
Fidelity® VIP Mid Cap Portfolio - Service Class 2	160,917	(723,302)	(562,385)	2,077,444
Fidelity® VIP Strategic Income Portfolio - Service Class 2	62,683	(21,539)	41,144	15,260
First Trust Capital Strength Portfolio - Class I	5,717	(10,778)	(5,061)	7,669
First Trust Dorsey Wright Tactical Core Portfolio - Class I	4,820	(11,172)	(6,352)	5,695
First Trust International Developed Capital Strength Portfolio - Class I	165	(194)	(29)	29
First Trust Multi Income Allocation Portfolio - Class I	8,442	(4,749)	3,693	11,702
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	158,084	(223,916)	(65,832)	232,676
Franklin Allocation VIP Fund - Class 4	11,332	(10,622)	710	(25,774)
Franklin Income VIP Fund - Class 2	1,144,702	(398,679)	746,023	232,131
Franklin Income VIP Fund - Class 4	384,203	(134,567)	249,636	43,629
Franklin Multi-Asset Variable Conservative Growth - Class II	45,056	(26,172)	18,884	44,914
Franklin Mutual Shares VIP Fund - Class 2	407,506	(220,091)	187,415	169,229
Franklin Mutual Shares VIP Fund - Class 4	102,701	(51,827)	50,874	15,689
Franklin Rising Dividends VIP Fund - Class 4	9,776	(14,810)	(5,034)	93,394
Franklin Small Cap Value VIP Fund - Class 4	3,262	(5,336)	(2,074)	5,284
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	(12,075)	(12,075)	130,233
Goldman Sachs VIT Government Money Market Fund - Service Shares	14	(2,598)	(2,584)	—
Goldman Sachs VIT Large Cap Value Fund - Service Shares	12,909	(15,510)	(2,601)	26,862
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	4,640	(2,843)	1,797	1,160
Guggenheim VT Long Short Equity	1,848	(3,544)	(1,696)	169
Guggenheim VT Multi-Hedge Strategies	—	(4,632)	(4,632)	3,910
Hartford Capital Appreciation HLS Fund - Class IC	293	(10,404)	(10,111)	27,974
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	—	(12,688)	(12,688)	17,706
Invesco V.I. American Franchise Fund - Series I Shares	—	(2,731)	(2,731)	5,655
Invesco V.I. American Franchise Fund - Series II Shares	—	(607)	(607)	141
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	12,660	(5,764)	6,896	1,224
Invesco V.I. Comstock Fund - Series II Shares	3,854	(2,160)	1,694	7,515
Invesco V.I. Core Equity Fund - Series I Shares	673	(1,839)	(1,166)	10,312
Invesco V.I. Core Equity Fund - Series II Shares	224	(408)	(184)	11
Invesco V.I. Diversified Dividend Fund - Series II Shares	30,326	(15,874)	14,452	43,621
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	237,548	(314,473)	(76,925)	790,805
Invesco V.I. Equity and Income Fund - Series II Shares	4,563	(3,835)	728	30,242
Invesco V.I. Global Fund - Series II Shares	—	(2,405)	(2,405)	24,175
Invesco V.I. International Growth Fund - Series I Shares	127	(138)	(11)	20
Invesco V.I. International Growth Fund - Series II Shares	59,969	(76,396)	(16,427)	92,939
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	1,256	(7,008)	(5,752)	23,559
Janus Henderson Balanced Portfolio - Service Shares	3,620	(8,556)	(4,936)	13,947
Janus Henderson Enterprise Portfolio - Service Shares	1,001	(6,580)	(5,579)	7,876
Janus Henderson Global Research Portfolio - Service Shares	72	(296)	(224)	319
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	260,669	(226,990)	33,679	19,223
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	2,826	(4,744)	(1,918)	18,092
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	9,708	(5,007)	4,701	13,169
Lincoln iShares® Global Growth Allocation Fund - Standard Class	1,598	(676)	922	377
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	72,763	(23,341)	49,422	12,609
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	(24,953)	(24,953)	201,235
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	774	(888)	(114)	1,248
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	54,872	(24,878)	29,994	145
LVIP American Balanced Allocation Fund - Service Class	134,500	(74,352)	60,148	73,104
LVIP American Balanced Allocation Fund - Standard Class	196	(56)	140	253

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
DWS Equity 500 Index VIP Portfolio - Class A	$34,311	$46,820	$143,443	$189,080
DWS Small Cap Index VIP Portfolio - Class A	23,585	38,473	10,157	45,617
Eaton Vance VT Floating-Rate Income Fund - Initial Class	—	(240)	2,361	16,805
Fidelity® VIP Balanced Portfolio - Service Class 2	1,391,664	1,897,730	1,320,267	3,099,641
Fidelity® VIP Contrafund® Portfolio - Service Class 2	10,853,566	15,182,416	5,561,649	19,405,567
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	27,138	54,368	110,369	155,523
Fidelity® VIP Growth Portfolio - Initial Class	86,173	94,240	(8,343)	80,110
Fidelity® VIP Growth Portfolio - Service Class 2	5,008,488	6,615,956	(1,680,810)	4,578,227
Fidelity® VIP Mid Cap Portfolio - Service Class 2	7,295,148	9,372,592	432,390	9,242,597
Fidelity® VIP Strategic Income Portfolio - Service Class 2	39,490	54,750	(46,435)	49,459
First Trust Capital Strength Portfolio - Class I	59,890	67,559	121,881	184,379
First Trust Dorsey Wright Tactical Core Portfolio - Class I	33,255	38,950	63,136	95,734
First Trust International Developed Capital Strength Portfolio - Class I	4,403	4,432	(2,277)	2,126
First Trust Multi Income Allocation Portfolio - Class I	—	11,702	27,568	42,963
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	125,993	358,669	1,386,947	1,679,784
Franklin Allocation VIP Fund - Class 4	—	(25,774)	92,525	67,461
Franklin Income VIP Fund - Class 2	—	232,131	2,379,134	3,357,288
Franklin Income VIP Fund - Class 4	—	43,629	903,937	1,197,202
Franklin Multi-Asset Variable Conservative Growth - Class II	69,135	114,049	(15,264)	117,669
Franklin Mutual Shares VIP Fund - Class 2	—	169,229	1,949,261	2,305,905
Franklin Mutual Shares VIP Fund - Class 4	—	15,689	481,300	547,863
Franklin Rising Dividends VIP Fund - Class 4	38,591	131,985	174,739	301,690
Franklin Small Cap Value VIP Fund - Class 4	9,410	14,694	73,656	86,276
Franklin Small-Mid Cap Growth VIP Fund - Class 4	129,535	259,768	(134,832)	112,861
Goldman Sachs VIT Government Money Market Fund - Service Shares	—	—	—	(2,584)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	180,184	207,046	100,125	304,570
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	—	1,160	1,584	4,541
Guggenheim VT Long Short Equity	—	169	58,908	57,381
Guggenheim VT Multi-Hedge Strategies	12,732	16,642	18,741	30,751
Hartford Capital Appreciation HLS Fund - Class IC	78,178	106,152	14,925	110,966
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	92,619	110,325	(14,086)	83,551
Invesco V.I. American Franchise Fund - Series I Shares	17,979	23,634	(6,430)	14,473
Invesco V.I. American Franchise Fund - Series II Shares	4,431	4,572	(740)	3,225
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	13,621	14,845	9,903	31,644
Invesco V.I. Comstock Fund - Series II Shares	—	7,515	31,788	40,997
Invesco V.I. Core Equity Fund - Series I Shares	2,306	12,618	19,525	30,977
Invesco V.I. Core Equity Fund - Series II Shares	1,140	1,151	2,969	3,936
Invesco V.I. Diversified Dividend Fund - Series II Shares	6,093	49,714	129,699	193,865
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	—	790,805	3,828,395	4,542,275
Invesco V.I. Equity and Income Fund - Series II Shares	2,724	32,966	23,216	56,910
Invesco V.I. Global Fund - Series II Shares	14,595	38,770	1,892	38,257
Invesco V.I. International Growth Fund - Series I Shares	669	689	(256)	422
Invesco V.I. International Growth Fund - Series II Shares	386,355	479,294	(288,645)	174,222
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	43,911	67,470	41,927	103,645
Janus Henderson Balanced Portfolio - Service Shares	3,994	17,941	61,085	74,090
Janus Henderson Enterprise Portfolio - Service Shares	37,770	45,646	17,333	57,400
Janus Henderson Global Research Portfolio - Service Shares	951	1,270	1,854	2,900
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	212,618	231,841	(742,945)	(477,425)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	14,168	32,260	(2,449)	27,893
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	1,242	14,411	3,910	23,022
Lincoln iShares® Global Growth Allocation Fund - Standard Class	1,441	1,818	8,175	10,915
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	38,495	51,104	(70,243)	30,283
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	559,698	760,933	(824,443)	(88,463)
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	4,000	5,248	16,492	21,626
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	—	145	(44,378)	(14,239)
LVIP American Balanced Allocation Fund - Service Class	143,317	216,421	221,090	497,659
LVIP American Balanced Allocation Fund - Standard Class	192	445	245	830

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2021

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	$410,425	$(664,422)	$(253,997)	$1,287,830
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	87,151	(52,278)	34,873	80,056
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	161,832	(132,233)	29,599	191,365
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	5,401	(1,630)	3,771	3,374
LVIP American Global Growth Fund - Service Class II	—	(295,969)	(295,969)	805,454
LVIP American Global Small Capitalization Fund - Service Class II	—	(55,514)	(55,514)	225,146
LVIP American Growth Allocation Fund - Service Class	60,641	(40,344)	20,297	65,403
LVIP American Growth Fund - Service Class II	437,251	(1,224,510)	(787,259)	4,259,676
LVIP American Growth-Income Fund - Service Class II	491,685	(970,248)	(478,563)	1,749,558
LVIP American International Fund - Service Class II	352,479	(290,122)	62,357	409,296
LVIP American Preservation Fund - Service Class	30,913	(16,343)	14,570	1,927
LVIP Baron Growth Opportunities Fund - Service Class	—	(394,134)	(394,134)	2,294,243
LVIP BlackRock Advantage Allocation Fund - Service Class	20,875	(28,814)	(7,939)	2,976
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	2,198,970	(1,867,430)	331,540	4,614,036
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	3,952,896	(1,397,201)	2,555,695	1,848,791
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	348,612	(565,884)	(217,272)	783,434
LVIP BlackRock Global Real Estate Fund - Service Class	418,205	(99,093)	319,112	160,109
LVIP BlackRock Inflation Protected Bond Fund - Service Class	4,039,495	(971,548)	3,067,947	114,969
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	9,331	(602)	8,729	81
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	555,534	(835,998)	(280,464)	941,022
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	—	(1,504,083)	(1,504,083)	6,375,525
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	—	(2,239)	(2,239)	36,444
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	(1,020,028)	(1,020,028)	4,187,046
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(43)	(43)	507
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	79,762	(656,439)	(576,677)	2,305,112
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	33	(39)	(6)	288
LVIP Delaware Bond Fund - Service Class	4,151,490	(3,570,840)	580,650	158,555
LVIP Delaware Bond Fund - Standard Class	72,061	(60,503)	11,558	9,837
LVIP Delaware Diversified Floating Rate Fund - Service Class	501,079	(839,769)	(338,690)	(46,889)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,627	(778)	849	(3)
LVIP Delaware Diversified Income Fund - Service Class	5,215,052	(1,879,593)	3,335,459	665,359
LVIP Delaware Diversified Income Fund - Standard Class	11,092	(1,854)	9,238	222
LVIP Delaware High Yield Fund - Service Class	421,074	(81,387)	339,687	(28,334)
LVIP Delaware High Yield Fund - Standard Class	19,550	(3,125)	16,425	(227)
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	625,865	(723,499)	(97,634)	58,574
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	275	(94)	181	—
LVIP Delaware Mid Cap Value Fund - Service Class	87,972	(131,508)	(43,536)	210,037
LVIP Delaware REIT Fund - Service Class	252,838	(164,508)	88,330	252,397
LVIP Delaware REIT Fund - Standard Class	12,613	(5,849)	6,764	1,053
LVIP Delaware SMID Cap Core Fund - Service Class	56,156	(149,689)	(93,533)	179,753
LVIP Delaware SMID Cap Core Fund - Standard Class	4,416	(6,436)	(2,020)	3,214
LVIP Delaware Social Awareness Fund - Service Class	25,444	(83,394)	(57,950)	321,485
LVIP Delaware Social Awareness Fund - Standard Class	2,539	(4,732)	(2,193)	7,493
LVIP Delaware U.S. Growth Fund - Service Class	—	(141,354)	(141,354)	233,860
LVIP Delaware Value Fund - Service Class	668,037	(210,562)	457,475	224,232
LVIP Delaware Value Fund - Standard Class	2,935	(722)	2,213	67
LVIP Delaware Wealth Builder Fund - Service Class	32,476	(27,512)	4,964	1,916
LVIP Delaware Wealth Builder Fund - Standard Class	2,631	(1,976)	655	(1,011)
LVIP Dimensional International Core Equity Fund - Service Class	171,247	(124,417)	46,830	160,739
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1,136,350	(614,471)	521,879	543,593
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	123,162	(229,033)	(105,871)	604,433
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	77	(44)	33	282
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	109,838	(192,809)	(82,971)	667,251
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	508,361	(1,058,746)	(550,385)	4,660,685

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	$1,004,230	$2,292,060	$5,515,187	$7,553,250
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	—	80,056	137,537	252,466
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	—	191,365	603,126	824,090
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	3,374	17,674	24,819
LVIP American Global Growth Fund - Service Class II	521,143	1,326,597	1,397,283	2,427,911
LVIP American Global Small Capitalization Fund - Service Class II	263,563	488,709	(264,571)	168,624
LVIP American Growth Allocation Fund - Service Class	75,695	141,098	101,533	262,928
LVIP American Growth Fund - Service Class II	1,880,427	6,140,103	8,631,393	13,984,237
LVIP American Growth-Income Fund - Service Class II	1,166,051	2,915,609	9,532,226	11,969,272
LVIP American International Fund - Service Class II	706	410,002	(1,075,579)	(603,220)
LVIP American Preservation Fund - Service Class	—	1,927	(46,286)	(29,789)
LVIP Baron Growth Opportunities Fund - Service Class	581,910	2,876,153	1,291,293	3,773,312
LVIP BlackRock Advantage Allocation Fund - Service Class	135,765	138,741	(24,652)	106,150
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	4,652,672	9,266,708	13,716,328	23,314,576
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	—	1,848,791	458,094	4,862,580
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	1,146,901	1,930,335	1,945,408	3,658,471
LVIP BlackRock Global Real Estate Fund - Service Class	248,126	408,235	730,364	1,457,711
LVIP BlackRock Inflation Protected Bond Fund - Service Class	—	114,969	(1,522,458)	1,660,458
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	81	(4,839)	3,971
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	2,810,700	3,751,722	3,332,523	6,803,781
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	9,197,231	15,572,756	11,022,743	25,091,416
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	12,551	48,995	(19,421)	27,335
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	2,172,138	6,359,184	2,123,433	7,462,589
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	205	712	167	836
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	261,783	2,566,895	5,752,409	7,742,627
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	38	326	847	1,167
LVIP Delaware Bond Fund - Service Class	2,929,230	3,087,785	(12,078,312)	(8,409,877)
LVIP Delaware Bond Fund - Standard Class	43,645	53,482	(195,120)	(130,080)
LVIP Delaware Diversified Floating Rate Fund - Service Class	—	(46,889)	(383,937)	(769,516)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	(3)	(1,179)	(333)
LVIP Delaware Diversified Income Fund - Service Class	3,398,041	4,063,400	(11,155,514)	(3,756,655)
LVIP Delaware Diversified Income Fund - Standard Class	6,388	6,610	(20,833)	(4,985)
LVIP Delaware High Yield Fund - Service Class	—	(28,334)	(182,319)	129,034
LVIP Delaware High Yield Fund - Standard Class	—	(227)	(9,604)	6,594
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	—	58,574	(1,169,869)	(1,208,929)
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	—	—	(376)	(195)
LVIP Delaware Mid Cap Value Fund - Service Class	—	210,037	1,944,172	2,110,673
LVIP Delaware REIT Fund - Service Class	—	252,397	3,264,304	3,605,031
LVIP Delaware REIT Fund - Standard Class	—	1,053	135,622	143,439
LVIP Delaware SMID Cap Core Fund - Service Class	757,476	937,229	996,185	1,839,881
LVIP Delaware SMID Cap Core Fund - Standard Class	32,202	35,416	53,239	86,635
LVIP Delaware Social Awareness Fund - Service Class	211,574	533,059	656,851	1,131,960
LVIP Delaware Social Awareness Fund - Standard Class	12,897	20,390	47,582	65,779
LVIP Delaware U.S. Growth Fund - Service Class	2,542,399	2,776,259	(1,125,281)	1,509,624
LVIP Delaware Value Fund - Service Class	1,503,382	1,727,614	278,676	2,463,765
LVIP Delaware Value Fund - Standard Class	5,612	5,679	1,684	9,576
LVIP Delaware Wealth Builder Fund - Service Class	50,697	52,613	88,128	145,705
LVIP Delaware Wealth Builder Fund - Standard Class	3,607	2,596	9,515	12,766
LVIP Dimensional International Core Equity Fund - Service Class	—	160,739	562,136	769,705
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	—	543,593	3,842,880	4,908,352
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	566,594	1,171,027	1,990,045	3,055,201
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	262	544	1,008	1,585
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	114,629	781,880	1,974,683	2,673,592
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	—	4,660,685	10,925,588	15,035,888

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2021

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	$441,010	$(735,910)	$(294,900)	$2,689,918
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	80	(39)	41	327
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	624,120	(1,063,925)	(439,805)	2,675,303
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	32,741	(28,668)	4,073	42,041
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	261,087	(106,747)	154,340	122,899
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	2,692,440	(1,364,089)	1,328,351	927,158
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	6,095	(3,035)	3,060	732
LVIP Global Growth Allocation Managed Risk Fund - Service Class	9,762,004	(5,514,073)	4,247,931	8,012,077
LVIP Global Income Fund - Service Class	863,681	(490,746)	372,935	44,634
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	8,909,733	(5,141,073)	3,768,660	7,089,926
LVIP Government Money Market Fund - Service Class	2,158	(330,869)	(328,711)	29
LVIP Government Money Market Fund - Standard Class	77	(11,937)	(11,860)	—
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	452,671	(642,291)	(189,620)	1,502,716
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	88	(39)	49	159
LVIP JPMorgan High Yield Fund - Service Class	595,264	(204,258)	391,006	62,082
LVIP JPMorgan Retirement Income Fund - Service Class	90,778	(64,068)	26,710	30,146
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	358,594	(759,260)	(400,666)	2,977,547
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	—	(331)	(331)	34,399
LVIP Loomis Sayles Global Growth Fund - Service Class	—	(3,926)	(3,926)	42,040
LVIP MFS International Equity Managed Volatility Fund - Service Class	399,219	(749,657)	(350,438)	1,007,486
LVIP MFS International Growth Fund - Service Class	64,316	(218,498)	(154,182)	520,545
LVIP MFS Value Fund - Service Class	445,583	(523,676)	(78,093)	1,674,795
LVIP Mondrian International Value Fund - Service Class	327,243	(166,876)	160,367	40,672
LVIP Mondrian International Value Fund - Standard Class	25,518	(12,342)	13,176	2,845
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	86,186	(82,667)	3,519	259,612
LVIP PIMCO Low Duration Bond Fund - Service Class	743,883	(811,006)	(67,123)	17,345
LVIP PIMCO Low Duration Bond Fund - Standard Class	113	(43)	70	(1)
LVIP SSGA Bond Index Fund - Service Class	977,794	(954,495)	23,299	147,001
LVIP SSGA Bond Index Fund - Standard Class	1,660	(1,413)	247	123
LVIP SSGA Conservative Index Allocation Fund - Service Class	216,067	(173,791)	42,276	153,124
LVIP SSGA Conservative Structured Allocation Fund - Service Class	310,641	(144,238)	166,403	119,767
LVIP SSGA Developed International 150 Fund - Service Class	319,573	(122,111)	197,462	82,180
LVIP SSGA Emerging Markets 100 Fund - Service Class	371,242	(115,796)	255,446	55,727
LVIP SSGA Emerging Markets 100 Fund - Standard Class	3,883	(312)	3,571	(78)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	19,055	(8,515)	10,540	13,221
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	2,834,392	(969,773)	1,864,619	1,278,942
LVIP SSGA International Index Fund - Service Class	323,326	(237,410)	85,916	576,453
LVIP SSGA International Managed Volatility Fund - Service Class	490,621	(389,668)	100,953	605,697
LVIP SSGA Large Cap 100 Fund - Service Class	338,788	(256,872)	81,916	843,576
LVIP SSGA Large Cap 100 Fund - Standard Class	6,097	(1,077)	5,020	10
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	744,112	(969,064)	(224,952)	3,444,454
LVIP SSGA Mid-Cap Index Fund - Service Class	127,408	(190,361)	(62,953)	337,364
LVIP SSGA Mid-Cap Index Fund - Standard Class	840	(301)	539	5
LVIP SSGA Moderate Index Allocation Fund - Service Class	842,073	(676,678)	165,395	1,055,652
LVIP SSGA Moderate Structured Allocation Fund - Service Class	2,260,269	(824,570)	1,435,699	772,003
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	372,354	(316,520)	55,834	623,902
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,319,890	(454,901)	864,989	543,267
LVIP SSGA Nasdaq-100 Index Fund - Service Class	49	(78)	(29)	6
LVIP SSGA S&P 500 Index Fund - Service Class	1,392,420	(1,879,081)	(486,661)	9,737,531
LVIP SSGA S&P 500 Index Fund - Standard Class	20,993	(27,599)	(6,606)	90,269
LVIP SSGA Short-Term Bond Index Fund - Service Class	103,431	(193,349)	(89,918)	(7,723)
LVIP SSGA Small-Cap Index Fund - Service Class	217,544	(554,298)	(336,754)	1,968,375
LVIP SSGA Small-Cap Index Fund - Standard Class	645	(302)	343	7
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	414,410	(219,189)	195,221	(321,983)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	679	(323)	356	2,962

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	$1,226,172	$3,916,090	$6,415,841	$10,037,031
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	161	488	894	1,423
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	—	2,675,303	7,649,286	9,884,784
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	153,543	195,584	(17,618)	182,039
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	184,493	307,392	471,692	933,424
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	2,066,055	2,993,213	346,862	4,668,426
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	4,321	5,053	2,001	10,114
LVIP Global Growth Allocation Managed Risk Fund - Service Class	16,625,563	24,637,640	7,638,594	36,524,165
LVIP Global Income Fund - Service Class	552,929	597,563	(3,079,091)	(2,108,593)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	11,806,367	18,896,293	5,629,514	28,294,467
LVIP Government Money Market Fund - Service Class	1,459	1,488	(41)	(327,264)
LVIP Government Money Market Fund - Standard Class	46	46	—	(11,814)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	659,640	2,162,356	5,242,497	7,215,233
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	96	255	773	1,077
LVIP JPMorgan High Yield Fund - Service Class	—	62,082	150,381	603,469
LVIP JPMorgan Retirement Income Fund - Service Class	54,699	84,845	62,812	174,367
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	478,082	3,455,629	8,654,497	11,709,460
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	—	34,399	(9,988)	24,080
LVIP Loomis Sayles Global Growth Fund - Service Class	914	42,954	(5,189)	33,839
LVIP MFS International Equity Managed Volatility Fund - Service Class	—	1,007,486	4,167,394	4,824,442
LVIP MFS International Growth Fund - Service Class	816,766	1,337,311	47,346	1,230,475
LVIP MFS Value Fund - Service Class	632,761	2,307,556	5,344,185	7,573,648
LVIP Mondrian International Value Fund - Service Class	—	40,672	697,370	898,409
LVIP Mondrian International Value Fund - Standard Class	—	2,845	50,628	66,649
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	—	259,612	403,204	666,335
LVIP PIMCO Low Duration Bond Fund - Service Class	—	17,345	(1,230,724)	(1,280,502)
LVIP PIMCO Low Duration Bond Fund - Standard Class	—	(1)	(157)	(88)
LVIP SSGA Bond Index Fund - Service Class	226,371	373,372	(2,602,800)	(2,206,129)
LVIP SSGA Bond Index Fund - Standard Class	328	451	(3,739)	(3,041)
LVIP SSGA Conservative Index Allocation Fund - Service Class	81,471	234,595	202,451	479,322
LVIP SSGA Conservative Structured Allocation Fund - Service Class	72,368	192,135	108,878	467,416
LVIP SSGA Developed International 150 Fund - Service Class	—	82,180	499,738	779,380
LVIP SSGA Emerging Markets 100 Fund - Service Class	—	55,727	174,663	485,836
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(78)	(5,065)	(1,572)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	—	13,221	(73,769)	(50,008)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	3,695,717	4,974,659	(765,582)	6,073,696
LVIP SSGA International Index Fund - Service Class	—	576,453	560,962	1,223,331
LVIP SSGA International Managed Volatility Fund - Service Class	—	605,697	1,430,417	2,137,067
LVIP SSGA Large Cap 100 Fund - Service Class	2,085,230	2,928,806	1,173,269	4,183,991
LVIP SSGA Large Cap 100 Fund - Standard Class	33,229	33,239	(17,258)	21,001
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	6,046,098	9,490,552	5,651,098	14,916,698
LVIP SSGA Mid-Cap Index Fund - Service Class	486,978	824,342	1,637,760	2,399,149
LVIP SSGA Mid-Cap Index Fund - Standard Class	2,575	2,580	1,721	4,840
LVIP SSGA Moderate Index Allocation Fund - Service Class	249,721	1,305,373	1,770,642	3,241,410
LVIP SSGA Moderate Structured Allocation Fund - Service Class	457,720	1,229,723	2,234,036	4,899,458
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	100,685	724,587	911,742	1,692,163
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	243,829	787,096	1,393,051	3,045,136
LVIP SSGA Nasdaq-100 Index Fund - Service Class	724	730	(363)	338
LVIP SSGA S&P 500 Index Fund - Service Class	2,167,752	11,905,283	19,148,624	30,567,246
LVIP SSGA S&P 500 Index Fund - Standard Class	26,871	117,140	273,779	384,313
LVIP SSGA Short-Term Bond Index Fund - Service Class	65,355	57,632	(272,977)	(305,263)
LVIP SSGA Small-Cap Index Fund - Service Class	1,001,712	2,970,087	1,174,770	3,808,103
LVIP SSGA Small-Cap Index Fund - Standard Class	2,074	2,081	(722)	1,702
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	4,415,413	4,093,430	(1,057,607)	3,231,044
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	6,498	9,460	(1,670)	8,146

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2021

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	$1,336,683	$(868,528)	$468,155	$2,833,873
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	—	(135)	(135)	13,449
LVIP T. Rowe Price 2010 Fund - Service Class	2,893	(4,074)	(1,181)	20,991
LVIP T. Rowe Price 2020 Fund - Service Class	2,605	(1,828)	777	1,326
LVIP T. Rowe Price 2030 Fund - Service Class	1,360	(1,289)	71	1,209
LVIP T. Rowe Price 2040 Fund - Service Class	921	(537)	384	53
LVIP T. Rowe Price Growth Stock Fund - Service Class	—	(388,432)	(388,432)	2,291,658
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	3,241	(381,235)	(377,994)	1,494,798
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	19	(2,901)	(2,882)	21,676
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	342,771	(198,472)	144,299	363,453
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	1,631,291	(978,786)	652,505	1,498,131
LVIP Vanguard Bond Allocation Fund - Service Class	977,849	(1,222,540)	(244,691)	166,102
LVIP Vanguard Bond Allocation Fund - Standard Class	88	(39)	49	7
LVIP Vanguard Domestic Equity ETF Fund - Service Class	272,115	(427,677)	(155,562)	2,458,891
LVIP Vanguard International Equity ETF Fund - Service Class	493,352	(277,496)	215,856	419,750
LVIP Wellington Capital Growth Fund - Service Class	—	(235,487)	(235,487)	968,932
LVIP Wellington SMID Cap Value Fund - Service Class	19,865	(128,683)	(108,818)	632,081
LVIP Western Asset Core Bond Fund - Service Class	736,984	(489,293)	247,691	75,024
MFS® VIT Growth Series - Initial Class	—	(1,347)	(1,347)	2,038
MFS® VIT Growth Series - Service Class	—	(264,558)	(264,558)	1,051,545
MFS® VIT Total Return Series - Initial Class	3,072	(2,380)	692	420
MFS® VIT Total Return Series - Service Class	141,782	(128,622)	13,160	151,262
MFS® VIT Utilities Series - Initial Class	3,810	(3,063)	747	2,707
MFS® VIT Utilities Series - Service Class	166,186	(174,659)	(8,473)	277,158
MFS® VIT II Core Equity Portfolio - Service Class	75	(518)	(443)	1,025
MFS® VIT II International Intrinsic Value Portfolio - Service Class	2,761	(22,195)	(19,434)	43,990
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	13,941	(7,108)	6,833	2,076
Morgan Stanley VIF Growth Portfolio - Class II	—	(348)	(348)	2,244
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	11,071	(30,182)	(19,111)	47,352
PIMCO VIT All Asset Portfolio - Advisor Class	14,208	(1,833)	12,375	2,523
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	168,580	(60,667)	107,913	(96,451)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	8,946	(5,722)	3,224	204
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	7,254	(2,028)	5,226	330
Putnam VT George Putnam Balanced Fund - Class IB	67,657	(127,082)	(59,425)	176,101
Putnam VT Global Health Care Fund - Class IB	16,095	(16,618)	(523)	45,938
Putnam VT Income Fund - Class IB	6,709	(4,798)	1,911	(2,409)
Putnam VT Large Cap Value Fund - Class IB	12,315	(25,174)	(12,859)	40,723
Putnam VT Multi-Asset Absolute Return Fund - Class IB	—	(3,459)	(3,459)	(1,856)
Rational Trend Aggregation VA Fund	204	(290)	(86)	3,554
Templeton Foreign VIP Fund - Class 4	2,742	(1,170)	1,572	791
Templeton Global Bond VIP Fund - Class 2	—	(93,378)	(93,378)	(158,685)
Templeton Global Bond VIP Fund - Class 4	—	(22,283)	(22,283)	(29,476)
Templeton Growth VIP Fund - Class 2	16,478	(25,055)	(8,577)	(8,501)
VanEck VIP Global Resources Fund - Class S Shares	1,754	(8,141)	(6,387)	34,559
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	7,420	(4,443)	2,977	4,512

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	$7,858,495	$10,692,368	$(3,513,646)	$7,646,877
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	—	13,449	(7,649)	5,665
LVIP T. Rowe Price 2010 Fund - Service Class	7,371	28,362	(7,018)	20,163
LVIP T. Rowe Price 2020 Fund - Service Class	2,370	3,696	2,816	7,289
LVIP T. Rowe Price 2030 Fund - Service Class	828	2,037	5,010	7,118
LVIP T. Rowe Price 2040 Fund - Service Class	488	541	4,331	5,256
LVIP T. Rowe Price Growth Stock Fund - Service Class	2,018,021	4,309,679	396,173	4,317,420
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	3,652,398	5,147,196	(1,967,469)	2,801,733
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	20,922	42,598	(21,734)	17,982
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	213,647	577,100	1,201,933	1,923,332
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	841,909	2,340,040	5,293,108	8,285,653
LVIP Vanguard Bond Allocation Fund - Service Class	194,405	360,507	(2,460,672)	(2,344,856)
LVIP Vanguard Bond Allocation Fund - Standard Class	15	22	(181)	(110)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	276,401	2,735,292	2,964,073	5,543,803
LVIP Vanguard International Equity ETF Fund - Service Class	291,693	711,443	20,415	947,714
LVIP Wellington Capital Growth Fund - Service Class	1,804,608	2,773,540	(26,623)	2,511,430
LVIP Wellington SMID Cap Value Fund - Service Class	398,228	1,030,309	943,795	1,865,286
LVIP Western Asset Core Bond Fund - Service Class	527,461	602,485	(1,866,535)	(1,016,359)
MFS® VIT Growth Series - Initial Class	13,113	15,151	5,200	19,004
MFS® VIT Growth Series - Service Class	2,508,231	3,559,776	75,474	3,370,692
MFS® VIT Total Return Series - Initial Class	8,181	8,601	10,501	19,794
MFS® VIT Total Return Series - Service Class	430,038	581,300	359,659	954,119
MFS® VIT Utilities Series - Initial Class	7,424	10,131	15,326	26,204
MFS® VIT Utilities Series - Service Class	374,577	651,735	629,905	1,273,167
MFS® VIT II Core Equity Portfolio - Service Class	2,074	3,099	3,233	5,889
MFS® VIT II International Intrinsic Value Portfolio - Service Class	53,546	97,536	88,424	166,526
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	21,554	23,630	39,620	70,083
Morgan Stanley VIF Growth Portfolio - Class II	11,943	14,187	(14,046)	(207)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	—	47,352	448,084	476,325
PIMCO VIT All Asset Portfolio - Advisor Class	—	2,523	1,356	16,254
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	—	(96,451)	1,066,821	1,078,283
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	7,960	8,164	(11,789)	(401)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	—	330	(12,007)	(6,451)
Putnam VT George Putnam Balanced Fund - Class IB	464,323	640,424	366,671	947,670
Putnam VT Global Health Care Fund - Class IB	115,642	161,580	92,956	254,013
Putnam VT Income Fund - Class IB	22,496	20,087	(52,300)	(30,302)
Putnam VT Large Cap Value Fund - Class IB	38,339	79,062	233,467	299,670
Putnam VT Multi-Asset Absolute Return Fund - Class IB	—	(1,856)	3,783	(1,532)
Rational Trend Aggregation VA Fund	1,656	5,210	(907)	4,217
Templeton Foreign VIP Fund - Class 4	—	791	1,243	3,606
Templeton Global Bond VIP Fund - Class 2	—	(158,685)	(110,109)	(362,172)
Templeton Global Bond VIP Fund - Class 4	—	(29,476)	(64,830)	(116,589)
Templeton Growth VIP Fund - Class 2	—	(8,501)	64,052	46,974
VanEck VIP Global Resources Fund - Class S Shares	—	34,559	64,001	92,173
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	—	4,512	(7,459)	30

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets

Years Ended December 31, 2020 and 2021

	AB VPS Global Thematic Growth Portfolio - Class B Subaccount	AB VPS Large Cap Growth Portfolio - Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class B Subaccount	ALPS/Alerian Energy Infrastructure Portfolio - Class III Subaccount	ALPS/Red Rocks Global Opportunity Portfolio - Class III Subaccount	American Century VP Balanced Fund - Class II Subaccount	American Century VP Large Company Value Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2020	$2,466,032	$332,252	$9,849,487	$290,601	$398,669	$10,161,069	$16,676
Changes From Operations:
• Net investment income (loss)	(29,241)	(5,476)	(73,391)	3,443	38,925	(57,762)	161
• Net realized gain (loss) on investments	387,147	36,263	(142,375)	(23,869)	(5,199)	453,036	141
• Net change in unrealized appreciation or depreciation on investments	456,822	76,776	427,148	(56,270)	(18,906)	686,802	(101)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	814,728	107,563	211,382	(76,696)	14,820	1,082,076	201
Change From Unit Transactions:
• Net unit transactions	(200,757)	(19,704)	(610,397)	(9,258)	4,324	237,510	(1,318)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(200,757)	(19,704)	(610,397)	(9,258)	4,324	237,510	(1,318)
TOTAL INCREASE (DECREASE) IN NET ASSETS	613,971	87,859	(399,015)	(85,954)	19,144	1,319,586	(1,117)
NET ASSETS AT DECEMBER 31, 2020	3,080,003	420,111	9,450,472	204,647	417,813	11,480,655	15,559
Changes From Operations:
• Net investment income (loss)	(50,454)	(7,395)	(120,224)	1,849	16,651	(125,837)	117
• Net realized gain (loss) on investments	620,348	76,118	603,876	120,977	5,051	824,662	642
• Net change in unrealized appreciation or depreciation on investments	34,192	43,986	2,587,401	84,424	73,976	886,719	2,230
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	604,086	112,709	3,071,053	207,250	95,678	1,585,544	2,989
Change From Unit Transactions:
• Net unit transactions	(124,526)	(10,197)	786,360	198,561	21,928	256,096	(3,295)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(124,526)	(10,197)	786,360	198,561	21,928	256,096	(3,295)
TOTAL INCREASE (DECREASE) IN NET ASSETS	479,560	102,512	3,857,413	405,811	117,606	1,841,640	(306)
NET ASSETS AT DECEMBER 31, 2021	$3,559,563	$522,623	$13,307,885	$610,458	$535,419	$13,322,295	$15,253

See accompanying notes.

	American Century VP Large Company Value Fund - Class II Subaccount	American Funds Asset Allocation Fund - Class I Subaccount	American Funds Asset Allocation Fund - Class 4 Subaccount	American Funds Capital Income Builder® - Class 1 Subaccount	American Funds Capital Income Builder® - Class 4 Subaccount	American Funds Capital World Bond Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2020	$2,858,203	$5,281	$11,705,292	$16,286	$1,762,034	$69,960
Changes From Operations:
• Net investment income (loss)	(5,779)	73	34,425	376	22,120	718
• Net realized gain (loss) on investments	22,979	35	145,823	38	(17,946)	1,353
• Net change in unrealized appreciation or depreciation on investments	129,112	581	1,179,469	144	23,214	5,508
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	146,312	689	1,359,717	558	27,388	7,579
Change From Unit Transactions:
• Net unit transactions	821,280	299	1,304,679	(1,350)	(41,170)	14,394
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	821,280	299	1,304,679	(1,350)	(41,170)	14,394
TOTAL INCREASE (DECREASE) IN NET ASSETS	967,592	988	2,664,396	(792)	(13,782)	21,973
NET ASSETS AT DECEMBER 31, 2020	3,825,795	6,269	14,369,688	15,494	1,748,252	91,933
Changes From Operations:
• Net investment income (loss)	(19,655)	75	23,683	333	24,879	(134)
• Net realized gain (loss) on investments	80,601	312	870,797	446	24,244	4,678
• Net change in unrealized appreciation or depreciation on investments	704,000	523	1,088,169	1,273	186,938	(7,784)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	764,946	910	1,982,649	2,052	236,061	(3,240)
Change From Unit Transactions:
• Net unit transactions	660,991	(155)	594,852	(3,155)	191,216	(82,542)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	660,991	(155)	594,852	(3,155)	191,216	(82,542)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,425,937	755	2,577,501	(1,103)	427,277	(85,782)
NET ASSETS AT DECEMBER 31, 2021	$5,251,732	$7,024	$16,947,189	$14,391	$2,175,529	$6,151

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	American Funds Capital World Growth and Income Fund - Class 1 Subaccount	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Growth Fund - Class 4 Subaccount	American Funds Global Small Capitalization Fund - Class 1 Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 4 Subaccount	American Funds Growth Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2020	$31,202	$10,804,668	$3,807,978	$38,842	$7,779,757	$592,900	$132,628
Changes From Operations:
• Net investment income (loss)	394	(146,201)	(40,663)	(194)	(98,701)	(6,035)	(124)
• Net realized gain (loss) on investments	957	1,070,704	192,239	2,530	719,232	39,366	4,767
• Net change in unrealized appreciation or depreciation on investments	4,255	1,773,353	1,009,836	11,399	1,386,315	115,865	70,033
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,606	2,697,856	1,161,412	13,735	2,006,846	149,196	74,676
Change From Unit Transactions:
• Net unit transactions	12,760	(1,937,693)	544,521	7,200	(1,040,601)	(50,338)	17,031
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	12,760	(1,937,693)	544,521	7,200	(1,040,601)	(50,338)	17,031
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,366	760,163	1,705,933	20,935	966,245	98,858	91,707
NET ASSETS AT DECEMBER 31, 2020	49,568	11,564,831	5,513,911	59,777	8,746,002	691,758	224,335
Changes From Operations:
• Net investment income (loss)	776	(175,006)	(56,340)	(472)	(132,419)	(9,947)	(583)
• Net realized gain (loss) on investments	1,582	1,571,504	384,065	1,722	707,702	46,201	90,186
• Net change in unrealized appreciation or depreciation on investments	5,290	256,723	516,402	2,523	(98,929)	(2,418)	(77,901)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,648	1,653,221	844,127	3,773	476,354	33,836	11,702
Change From Unit Transactions:
• Net unit transactions	9,623	(1,091,475)	326,112	14,131	(1,090,146)	180,459	(222,103)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,623	(1,091,475)	326,112	14,131	(1,090,146)	180,459	(222,103)
TOTAL INCREASE (DECREASE) IN NET ASSETS	17,271	561,746	1,170,239	17,904	(613,792)	214,295	(210,401)
NET ASSETS AT DECEMBER 31, 2021	$66,839	$12,126,577	$6,684,150	$77,681	$8,132,210	$906,053	$13,934

See accompanying notes.

	American Funds Growth Fund - Class 2 Subaccount	American Funds Growth Fund - Class 4 Subaccount	American Funds Growth- Income Fund - Class 1 Subaccount	American Funds Growth- Income Fund - Class 2 Subaccount	American Funds Growth- Income Fund - Class 4 Subaccount	American Funds High- Income Trust - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2020	$54,863,763	$6,805,546	$244,760	$55,872,667	$4,708,314	$51,802
Changes From Operations:
• Net investment income (loss)	(755,137)	(75,787)	2,432	(165,669)	1,328	4,944
• Net realized gain (loss) on investments	6,202,342	465,593	6,619	2,640,320	67,534	(20)
• Net change in unrealized appreciation or depreciation on investments	17,472,527	3,256,474	29,396	3,119,680	458,973	61
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,919,732	3,646,280	38,447	5,594,331	527,835	4,985
Change From Unit Transactions:
• Net unit transactions	(14,390,847)	1,309,611	35,356	(7,540,058)	384,379	10,800
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(14,390,847)	1,309,611	35,356	(7,540,058)	384,379	10,800
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,528,885	4,955,891	73,803	(1,945,727)	912,214	15,785
NET ASSETS AT DECEMBER 31, 2020	63,392,648	11,761,437	318,563	53,926,940	5,620,528	67,587
Changes From Operations:
• Net investment income (loss)	(976,333)	(140,038)	1,006	(317,605)	(10,748)	(177)
• Net realized gain (loss) on investments	13,762,110	2,603,001	33,912	2,912,899	238,914	1,455
• Net change in unrealized appreciation or depreciation on investments	(775,963)	(59,630)	23,891	8,811,474	1,121,929	1,719
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,009,814	2,403,333	58,809	11,406,768	1,350,095	2,997
Change From Unit Transactions:
• Net unit transactions	(9,065,268)	1,363,474	(127,328)	(5,192,529)	971,069	(70,584)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,065,268)	1,363,474	(127,328)	(5,192,529)	971,069	(70,584)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,944,546	3,766,807	(68,519)	6,214,239	2,321,164	(67,587)
NET ASSETS AT DECEMBER 31, 2021	$66,337,194	$15,528,244	$250,044	$60,141,179	$7,941,692	$—

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	American Funds International Fund - Class 1 Subaccount	American Funds International Fund - Class 2 Subaccount	American Funds International Fund - Class 4 Subaccount	American Funds International Growth and Income Fund - Class 1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P2 Subaccount	American Funds Mortgage Fund - Class 1 Subaccount	American Funds Mortgage Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2020	$80,854	$18,575,847	$3,099,969	$53,663	$18,994,927	$—	$201,826
Changes From Operations:
• Net investment income (loss)	(172)	(166,311)	(21,943)	670	16,542	—	(238)
• Net realized gain (loss) on investments	442	163,134	4,318	(6)	759,289	—	992
• Net change in unrealized appreciation or depreciation on investments	12,835	2,133,158	414,667	4,543	46,217	—	9,115
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,105	2,129,981	397,042	5,207	822,048	—	9,869
Change From Unit Transactions:
• Net unit transactions	669	(1,372,125)	160,844	10,800	(540,827)	—	41,861
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	669	(1,372,125)	160,844	10,800	(540,827)	—	41,861
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,774	757,856	557,886	16,007	281,221	—	51,730
NET ASSETS AT DECEMBER 31, 2020	94,628	19,333,703	3,657,855	69,670	19,276,148	—	253,556
Changes From Operations:
• Net investment income (loss)	1,598	132,695	49,505	3,198	(13,713)	321	(2,556)
• Net realized gain (loss) on investments	2,285	668,855	43,291	75	510,513	3,280	20,365
• Net change in unrealized appreciation or depreciation on investments	(6,091)	(1,333,215)	(221,840)	57	1,476,853	(3,437)	(23,280)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,208)	(531,665)	(129,044)	3,330	1,973,653	164	(5,471)
Change From Unit Transactions:
• Net unit transactions	4,805	(1,703,120)	643,834	108,319	(3,198,368)	105,934	365,201
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,805	(1,703,120)	643,834	108,319	(3,198,368)	105,934	365,201
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,597	(2,234,785)	514,790	111,649	(1,224,715)	106,098	359,730
NET ASSETS AT DECEMBER 31, 2021	$97,225	$17,098,918	$4,172,645	$181,319	$18,051,433	$106,098	$613,286

See accompanying notes.

	American Funds New World Fund® - Class 1 Subaccount	American Funds New World Fund® - Class 4 Subaccount	American Funds The Bond Fund of America - Class 1 Subaccount	American Funds Washington Mutual Investors Fund - Class 1 Subaccount	American Funds Washington Mutual Investors Fund - Class 4 Subaccount	BlackRock Global Allocation V.I. Fund - Class I Subaccount
NET ASSETS AT JANUARY 1, 2020	$44,461	$1,467,232	$19,475	$92,967	$1,043,229	$34,850
Changes From Operations:
• Net investment income (loss)	(311)	(16,577)	474	262	5,645	223
• Net realized gain (loss) on investments	1,172	49,239	332	(696)	2,234	2,208
• Net change in unrealized appreciation or depreciation on investments	11,244	278,124	1,166	10,275	99,190	4,467
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,105	310,786	1,972	9,841	107,069	6,898
Change From Unit Transactions:
• Net unit transactions	4,536	(50,886)	8,513	(5,149)	183,100	(2,344)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,536	(50,886)	8,513	(5,149)	183,100	(2,344)
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,641	259,900	10,485	4,692	290,169	4,554
NET ASSETS AT DECEMBER 31, 2020	61,102	1,727,132	29,960	97,659	1,333,398	39,404
Changes From Operations:
• Net investment income (loss)	167	(12,822)	426	(50)	6,698	94
• Net realized gain (loss) on investments	3,798	161,815	1,449	4,966	87,686	6,094
• Net change in unrealized appreciation or depreciation on investments	(1,442)	(89,592)	(2,053)	18,280	356,663	(3,914)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,523	59,401	(178)	23,196	451,047	2,274
Change From Unit Transactions:
• Net unit transactions	3,601	1,256,762	11,689	(20,805)	1,006,266	(4,806)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,601	1,256,762	11,689	(20,805)	1,006,266	(4,806)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,124	1,316,163	11,511	2,391	1,457,313	(2,532)
NET ASSETS AT DECEMBER 31, 2021	$67,226	$3,043,295	$41,471	$100,050	$2,790,711	$36,872

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	BlackRock Global Allocation V.I. Fund - Class III Subaccount	ClearBridge Variable Aggressive Growth Portfolio - Class II Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class II Subaccount	ClearBridge Variable Mid Cap Portfolio - Class II Subaccount	Columbia VP Commodity Strategy Fund - Class 2 Subaccount	Columbia VP Emerging Markets Bond Fund - Class 2 Subaccount	Columbia VP Strategic Income Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2020	$51,183,778	$849,287	$13,705,597	$2,414,566	$7,885	$114,773	$314,020
Changes From Operations:
• Net investment income (loss)	(182,101)	(6,026)	(222,821)	(34,501)	3,373	8,255	7,148
• Net realized gain (loss) on investments	3,552,837	73,439	1,253,600	62,093	(523)	(30,106)	12,840
• Net change in unrealized appreciation or depreciation on investments	5,598,523	46,581	2,920,908	370,347	(1,532)	16,168	9,523
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,969,259	113,994	3,951,687	397,939	1,318	(5,683)	29,511
Change From Unit Transactions:
• Net unit transactions	(4,626,432)	(163,423)	388,717	200,368	(1,528)	350,674	(57,888)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,626,432)	(163,423)	388,717	200,368	(1,528)	350,674	(57,888)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,342,827	(49,429)	4,340,404	598,307	(210)	344,991	(28,377)
NET ASSETS AT DECEMBER 31, 2020	55,526,605	799,858	18,046,001	3,012,873	7,675	459,764	285,643
Changes From Operations:
• Net investment income (loss)	(441,467)	(9,942)	(286,185)	(49,568)	(444)	23,020	14,349
• Net realized gain (loss) on investments	10,343,392	254,829	2,307,427	587,714	479	(1,223)	1,261
• Net change in unrealized appreciation or depreciation on investments	(7,306,561)	(175,367)	1,284,866	271,039	12,260	(35,646)	(16,413)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,595,364	69,520	3,306,108	809,185	12,295	(13,849)	(803)
Change From Unit Transactions:
• Net unit transactions	(4,924,235)	(9,533)	(846,873)	242,740	182,547	199,286	958,637
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,924,235)	(9,533)	(846,873)	242,740	182,547	199,286	958,637
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,328,871)	59,987	2,459,235	1,051,925	194,842	185,437	957,834
NET ASSETS AT DECEMBER 31, 2021	$53,197,734	$859,845	$20,505,236	$4,064,798	$202,517	$645,201	$1,243,477

See accompanying notes.

	Delaware Ivy VIP Asset Strategy Portfolio - Class II Subaccount	Delaware Ivy VIP Energy Portfolio - Class II Subaccount	Delaware Ivy VIP High Income Portfolio - Class II Subaccount	Delaware Ivy VIP Mid Cap Growth Portfolio - Class II Subaccount	Delaware Ivy VIP Science and Technology Portfolio - Class II Subaccount	Delaware Ivy VIP Small Cap Growth Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2020	$560,895	$137,945	$825,869	$981,151	$2,480,180	$357,988
Changes From Operations:
• Net investment income (loss)	5,549	858	62,263	(21,497)	(29,135)	(4,247)
• Net realized gain (loss) on investments	8,560	(34,133)	(8,495)	222,526	443,560	(17,885)
• Net change in unrealized appreciation or depreciation on investments	64,833	(7,810)	24,335	756,367	566,157	169,382
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	78,942	(41,085)	78,103	957,396	980,582	147,250
Change From Unit Transactions:
• Net unit transactions	41,684	9,034	204,249	838,876	343,348	327,969
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	41,684	9,034	204,249	838,876	343,348	327,969
TOTAL INCREASE (DECREASE) IN NET ASSETS	120,626	(32,051)	282,352	1,796,272	1,323,930	475,219
NET ASSETS AT DECEMBER 31, 2020	681,521	105,894	1,108,221	2,777,423	3,804,110	833,207
Changes From Operations:
• Net investment income (loss)	3,101	17,859	57,970	(30,510)	(38,399)	(1,974)
• Net realized gain (loss) on investments	94,236	105,882	(579)	629,983	1,394,896	24,035
• Net change in unrealized appreciation or depreciation on investments	(26,548)	24,896	3,723	(182,176)	(822,313)	(105,174)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	70,789	148,637	61,114	417,297	534,184	(83,113)
Change From Unit Transactions:
• Net unit transactions	55,127	1,681,481	1,018,104	(515,000)	(739,473)	(237,482)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	55,127	1,681,481	1,018,104	(515,000)	(739,473)	(237,482)
TOTAL INCREASE (DECREASE) IN NET ASSETS	125,916	1,830,118	1,079,218	(97,703)	(205,289)	(320,595)
NET ASSETS AT DECEMBER 31, 2021	$807,437	$1,936,012	$2,187,439	$2,679,720	$3,598,821	$512,612

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	Delaware VIP® Emerging Markets Series - Service Class Subaccount	Delaware VIP® Small Cap Value Series - Service Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class A Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class B Subaccount	DWS Equity 500 Index VIP Portfolio - Class A Subaccount	DWS Small Cap Index VIP Portfolio - Class A Subaccount
NET ASSETS AT JANUARY 1, 2020	$15,731,713	$22,349,329	$525,763	$18,103	$4,342,149	$695,600	$365,185
Changes From Operations:
• Net investment income (loss)	(171,645)	(127,080)	(203)	356	39,113	771	(1,294)
• Net realized gain (loss) on investments	764,369	760,014	17,221	(56)	(45,600)	59,967	33,105
• Net change in unrealized appreciation or depreciation on investments	2,847,816	(198,153)	(38,672)	547	110,696	40,889	20,387
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,440,540	434,781	(21,654)	847	104,209	101,627	52,198
Change From Unit Transactions:
• Net unit transactions	(1,490,365)	2,040,984	(14,997)	(1,115)	(642,509)	(76,590)	(51,230)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,490,365)	2,040,984	(14,997)	(1,115)	(642,509)	(76,590)	(51,230)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,950,175	2,475,765	(36,651)	(268)	(538,300)	25,037	968
NET ASSETS AT DECEMBER 31, 2020	17,681,888	24,825,094	489,112	17,835	3,803,849	720,637	366,153
Changes From Operations:
• Net investment income (loss)	(273,914)	(309,598)	(3,446)	255	5,654	(1,183)	(3,013)
• Net realized gain (loss) on investments	1,109,661	1,954,343	1,544	268	46,155	46,820	38,473
• Net change in unrealized appreciation or depreciation on investments	(1,613,903)	6,332,765	160,641	1,486	340,643	143,443	10,157
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(778,156)	7,977,510	158,739	2,009	392,452	189,080	45,617
Change From Unit Transactions:
• Net unit transactions	(197,585)	3,187,384	(3,639)	(2,867)	(295,182)	(19,988)	(11,648)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(197,585)	3,187,384	(3,639)	(2,867)	(295,182)	(19,988)	(11,648)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(975,741)	11,164,894	155,100	(858)	97,270	169,092	33,969
NET ASSETS AT DECEMBER 31, 2021	$16,706,147	$35,989,988	$644,212	$16,977	$3,901,119	$889,729	$400,122

See accompanying notes.

	Eaton Vance VT Floating-Rate Income Fund - Initial Class Subaccount	Fidelity® VIP Balanced Portfolio - Service Class 2 Subaccount	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Subaccount	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount	Fidelity® VIP Growth Portfolio - Service Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2020	$1,924,237	$2,388,579	$63,561,847	$1,500,737	$272,427	$13,444,576
Changes From Operations:
• Net investment income (loss)	21,858	6,553	(1,025,885)	(6,696)	(4,113)	(239,919)
• Net realized gain (loss) on investments	(99,685)	112,619	3,036,576	31,657	29,671	2,479,655
• Net change in unrealized appreciation or depreciation on investments	7,088	1,394,827	14,944,406	139,549	87,617	3,732,297
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(70,739)	1,513,999	16,955,097	164,510	113,175	5,972,033
Change From Unit Transactions:
• Net unit transactions	(1,521,398)	6,379,751	(4,685,406)	(83,464)	(2,504)	2,649,213
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,521,398)	6,379,751	(4,685,406)	(83,464)	(2,504)	2,649,213
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,592,137)	7,893,750	12,269,691	81,046	110,671	8,621,246
NET ASSETS AT DECEMBER 31, 2020	332,100	10,282,329	75,831,538	1,581,783	383,098	22,065,822
Changes From Operations:
• Net investment income (loss)	14,684	(118,356)	(1,338,498)	(9,214)	(5,787)	(356,919)
• Net realized gain (loss) on investments	(240)	1,897,730	15,182,416	54,368	94,240	6,615,956
• Net change in unrealized appreciation or depreciation on investments	2,361	1,320,267	5,561,649	110,369	(8,343)	(1,680,810)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,805	3,099,641	19,405,567	155,523	80,110	4,578,227
Change From Unit Transactions:
• Net unit transactions	783,852	19,549,199	(1,243,914)	633,230	(22,144)	(2,514,784)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	783,852	19,549,199	(1,243,914)	633,230	(22,144)	(2,514,784)
TOTAL INCREASE (DECREASE) IN NET ASSETS	800,657	22,648,840	18,161,653	788,753	57,966	2,063,443
NET ASSETS AT DECEMBER 31, 2021	$1,132,757	$32,931,169	$93,993,191	$2,370,536	$441,064	$24,129,265

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Subaccount	Fidelity® VIP Strategic Income Portfolio - Service Class 2 Subaccount	First Trust Capital Strength Portfolio - Class I Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class I Subaccount	First Trust International Developed Capital Strength Portfolio - Class I Subaccount	First Trust Multi Income Allocation Portfolio - Class I Subaccount	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2020	$39,035,017	$1,317,860	$—	$512,363	$—	$383,143	$14,989,083
Changes From Operations:
• Net investment income (loss)	(445,204)	30,174	(1,924)	(3,355)	—	4,029	20,539
• Net realized gain (loss) on investments	(415,056)	12,728	39,336	652	—	4,722	445,971
• Net change in unrealized appreciation or depreciation on investments	6,954,674	49,973	5,614	53,994	—	(3,182)	465,008
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,094,414	92,875	43,026	51,291	—	5,569	931,518
Change From Unit Transactions:
• Net unit transactions	(3,982,306)	159,720	99,475	595	—	36,467	74,913
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,982,306)	159,720	99,475	595	—	36,467	74,913
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,112,108	252,595	142,501	51,886	—	42,036	1,006,431
NET ASSETS AT DECEMBER 31, 2020	41,147,125	1,570,455	142,501	564,249	—	425,179	15,995,514
Changes From Operations:
• Net investment income (loss)	(562,385)	41,144	(5,061)	(6,352)	(29)	3,693	(65,832)
• Net realized gain (loss) on investments	9,372,592	54,750	67,559	38,950	4,432	11,702	358,669
• Net change in unrealized appreciation or depreciation on investments	432,390	(46,435)	121,881	63,136	(2,277)	27,568	1,386,947
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,242,597	49,459	184,379	95,734	2,126	42,963	1,679,784
Change From Unit Transactions:
• Net unit transactions	(3,578,977)	1,013,303	989,673	656,002	47,229	(41,399)	(428,120)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,578,977)	1,013,303	989,673	656,002	47,229	(41,399)	(428,120)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,663,620	1,062,762	1,174,052	751,736	49,355	1,564	1,251,664
NET ASSETS AT DECEMBER 31, 2021	$46,810,745	$2,633,217	$1,316,553	$1,315,985	$49,355	$426,743	$17,247,178

See accompanying notes.

	Franklin Allocation VIP Fund - Class 4 Subaccount	Franklin Income VIP Fund - Class 2 Subaccount	Franklin Income VIP Fund - Class 4 Subaccount	Franklin Multi-Asset Variable Conservative Growth - Class II Subaccount	Franklin Mutual Shares VIP Fund - Class 2 Subaccount	Franklin Mutual Shares VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2020	$516,542	$27,143,790	$6,800,900	$1,608,683	$15,009,679	$2,510,337
Changes From Operations:
• Net investment income (loss)	314	973,164	276,003	193	171,149	41,507
• Net realized gain (loss) on investments	158,865	(259,753)	(83,529)	(1,298)	164,610	78,635
• Net change in unrealized appreciation or depreciation on investments	(90,778)	(1,143,112)	(174,281)	62,165	(1,084,556)	(147,602)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,401	(429,701)	18,193	61,060	(748,797)	(27,460)
Change From Unit Transactions:
• Net unit transactions	167,333	(3,186,763)	944,051	(273,713)	(414,748)	749,924
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	167,333	(3,186,763)	944,051	(273,713)	(414,748)	749,924
TOTAL INCREASE (DECREASE) IN NET ASSETS	235,734	(3,616,464)	962,244	(212,653)	(1,163,545)	722,464
NET ASSETS AT DECEMBER 31, 2020	752,276	23,527,326	7,763,144	1,396,030	13,846,134	3,232,801
Changes From Operations:
• Net investment income (loss)	710	746,023	249,636	18,884	187,415	50,874
• Net realized gain (loss) on investments	(25,774)	232,131	43,629	114,049	169,229	15,689
• Net change in unrealized appreciation or depreciation on investments	92,525	2,379,134	903,937	(15,264)	1,949,261	481,300
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	67,461	3,357,288	1,197,202	117,669	2,305,905	547,863
Change From Unit Transactions:
• Net unit transactions	19,148	(2,590,759)	922,202	(53,848)	(2,573,127)	110,147
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	19,148	(2,590,759)	922,202	(53,848)	(2,573,127)	110,147
TOTAL INCREASE (DECREASE) IN NET ASSETS	86,609	766,529	2,119,404	63,821	(267,222)	658,010
NET ASSETS AT DECEMBER 31, 2021	$838,885	$24,293,855	$9,882,548	$1,459,851	$13,578,912	$3,890,811

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	Franklin Rising Dividends VIP Fund - Class 4 Subaccount	Franklin Small Cap Value VIP Fund - Class 4 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 4 Subaccount	Goldman Sachs VIT Government Money Market Fund - Service Shares Subaccount	Goldman Sachs VIT Large Cap Value Fund - Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares Subaccount	Guggenheim VT Long Short Equity Subaccount
NET ASSETS AT JANUARY 1, 2020	$1,203,672	$246,682	$578,630	$453,988	$1,408,651	$226,754	$319,113
Changes From Operations:
• Net investment income (loss)	1,325	350	(9,091)	(2,262)	2,050	461	(942)
• Net realized gain (loss) on investments	33,670	10,625	116,686	—	8,755	(7,717)	(12,581)
• Net change in unrealized appreciation or depreciation on investments	94,165	5,249	259,179	—	59,012	13,661	28,436
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	129,160	16,224	366,774	(2,262)	69,817	6,405	14,913
Change From Unit Transactions:
• Net unit transactions	(171,856)	48,400	128,373	(232,301)	7,954	(120,138)	(79,433)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(171,856)	48,400	128,373	(232,301)	7,954	(120,138)	(79,433)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,696)	64,624	495,147	(234,563)	77,771	(113,733)	(64,520)
NET ASSETS AT DECEMBER 31, 2020	1,160,976	311,306	1,073,777	219,425	1,486,422	113,021	254,593
Changes From Operations:
• Net investment income (loss)	(5,034)	(2,074)	(12,075)	(2,584)	(2,601)	1,797	(1,696)
• Net realized gain (loss) on investments	131,985	14,694	259,768	—	207,046	1,160	169
• Net change in unrealized appreciation or depreciation on investments	174,739	73,656	(134,832)	—	100,125	1,584	58,908
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	301,690	86,276	112,861	(2,584)	304,570	4,541	57,381
Change From Unit Transactions:
• Net unit transactions	112,617	630,218	(290,264)	(67,302)	(309,407)	237,541	1,020
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	112,617	630,218	(290,264)	(67,302)	(309,407)	237,541	1,020
TOTAL INCREASE (DECREASE) IN NET ASSETS	414,307	716,494	(177,403)	(69,886)	(4,837)	242,082	58,401
NET ASSETS AT DECEMBER 31, 2021	$1,575,283	$1,027,800	$896,374	$149,539	$1,481,585	$355,103	$312,994

See accompanying notes.

	Guggenheim VT Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Fund - Class IC Subaccount	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares Subaccount	Invesco V.I. American Franchise Fund - Series I Shares Subaccount	Invesco V.I. American Franchise Fund - Series II Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2020	$150,095	$684,988	$793,849	$116,821	$68,488	$599,923
Changes From Operations:
• Net investment income (loss)	1,824	(4,522)	(5,009)	(2,160)	(866)	22,910
• Net realized gain (loss) on investments	849	58,547	10,160	15,899	8,281	18,758
• Net change in unrealized appreciation or depreciation on investments	7,001	94,255	149,021	30,581	9,467	(8,411)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,674	148,280	154,172	44,320	16,882	33,257
Change From Unit Transactions:
• Net unit transactions	256,366	73,160	(23,757)	(13,988)	(52,365)	(223,897)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	256,366	73,160	(23,757)	(13,988)	(52,365)	(223,897)
TOTAL INCREASE (DECREASE) IN NET ASSETS	266,040	221,440	130,415	30,332	(35,483)	(190,640)
NET ASSETS AT DECEMBER 31, 2020	416,135	906,428	924,264	147,153	33,005	409,283
Changes From Operations:
• Net investment income (loss)	(4,632)	(10,111)	(12,688)	(2,731)	(607)	6,896
• Net realized gain (loss) on investments	16,642	106,152	110,325	23,634	4,572	14,845
• Net change in unrealized appreciation or depreciation on investments	18,741	14,925	(14,086)	(6,430)	(740)	9,903
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,751	110,966	83,551	14,473	3,225	31,644
Change From Unit Transactions:
• Net unit transactions	53,616	(122,553)	53,225	(9,479)	109	(19,515)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	53,616	(122,553)	53,225	(9,479)	109	(19,515)
TOTAL INCREASE (DECREASE) IN NET ASSETS	84,367	(11,587)	136,776	4,994	3,334	12,129
NET ASSETS AT DECEMBER 31, 2021	$500,502	$894,841	$1,061,040	$152,147	$36,339	$421,412

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	Invesco V.I. Comstock Fund - Series II Shares Subaccount	Invesco V.I. Core Equity Fund - Series I Shares Subaccount	Invesco V.I. Core Equity Fund - Series II Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series II Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series II Shares Subaccount	Invesco V.I. Equity and Income Fund - Series II Shares Subaccount	Invesco V.I. Global Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2020	$104,658	$118,384	$—	$739,371	$13,042,762	$656,991	$270,928
Changes From Operations:
• Net investment income (loss)	908	(37)	—	10,599	(37,646)	7,148	(1,163)
• Net realized gain (loss) on investments	(2,263)	28,379	—	(9,190)	321,716	27,968	16,759
• Net change in unrealized appreciation or depreciation on investments	(855)	(14,482)	—	(31,606)	1,527,959	21,942	51,603
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,210)	13,860	—	(30,197)	1,812,029	57,058	67,199
Change From Unit Transactions:
• Net unit transactions	(16,069)	(2,393)	—	10,661	989,266	8,287	(24,417)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(16,069)	(2,393)	—	10,661	989,266	8,287	(24,417)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,279)	11,467	—	(19,536)	2,801,295	65,345	42,782
NET ASSETS AT DECEMBER 31, 2020	86,379	129,851	—	719,835	15,844,057	722,336	313,710
Changes From Operations:
• Net investment income (loss)	1,694	(1,166)	(184)	14,452	(76,925)	728	(2,405)
• Net realized gain (loss) on investments	7,515	12,618	1,151	49,714	790,805	32,966	38,770
• Net change in unrealized appreciation or depreciation on investments	31,788	19,525	2,969	129,699	3,828,395	23,216	1,892
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,997	30,977	3,936	193,865	4,542,275	56,910	38,257
Change From Unit Transactions:
• Net unit transactions	130,904	(50,904)	50,090	792,644	4,479,951	(609,317)	(64,646)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	130,904	(50,904)	50,090	792,644	4,479,951	(609,317)	(64,646)
TOTAL INCREASE (DECREASE) IN NET ASSETS	171,901	(19,927)	54,026	986,509	9,022,226	(552,407)	(26,389)
NET ASSETS AT DECEMBER 31, 2021	$258,280	$109,924	$54,026	$1,706,344	$24,866,283	$169,929	$287,321

See accompanying notes.

	Invesco V.I. International Growth Fund - Series I Shares Subaccount	Invesco V.I. International Growth Fund - Series II Shares Subaccount	Invesco V.I. Main Street Small Cap Fund® - Series II Shares Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount	Janus Henderson Enterprise Portfolio - Service Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2020	$8,452	$3,412,582	$364,788	$554,927	$351,886	$15,259
Changes From Operations:
• Net investment income (loss)	84	22,310	(2,839)	(805)	(5,284)	(144)
• Net realized gain (loss) on investments	188	94,409	6,584	35,223	36,381	1,305
• Net change in unrealized appreciation or depreciation on investments	778	328,435	94,802	18,896	29,866	1,733
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,050	445,154	98,547	53,314	60,963	2,894
Change From Unit Transactions:
• Net unit transactions	—	147,552	31,693	(103,911)	(17,314)	(159)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	147,552	31,693	(103,911)	(17,314)	(159)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,050	592,706	130,240	(50,597)	43,649	2,735
NET ASSETS AT DECEMBER 31, 2020	9,502	4,005,288	495,028	504,330	395,535	17,994
Changes From Operations:
• Net investment income (loss)	(11)	(16,427)	(5,752)	(4,936)	(5,579)	(224)
• Net realized gain (loss) on investments	689	479,294	67,470	17,941	45,646	1,270
• Net change in unrealized appreciation or depreciation on investments	(256)	(288,645)	41,927	61,085	17,333	1,854
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	422	174,222	103,645	74,090	57,400	2,900
Change From Unit Transactions:
• Net unit transactions	—	1,754,520	205,807	(4,657)	(12,937)	259
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	1,754,520	205,807	(4,657)	(12,937)	259
TOTAL INCREASE (DECREASE) IN NET ASSETS	422	1,928,742	309,452	69,433	44,463	3,159
NET ASSETS AT DECEMBER 31, 2021	$9,924	$5,934,030	$804,480	$573,763	$439,998	$21,153

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	JPMorgan Insurance Trust Core Bond Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 2 Subaccount	Lincoln iShares® Global Growth Allocation Fund - Standard Class Subaccount	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio - Class VC Subaccount	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC Subaccount
NET ASSETS AT JANUARY 1, 2020	$10,198,637	$362,016	$262,445	$75,160	$2,283,002	$1,168,220	$84,173
Changes From Operations:
• Net investment income (loss)	46,090	2,013	8,878	667	26,114	(16,094)	266
• Net realized gain (loss) on investments	239,697	9,716	(2,286)	580	(57,774)	249,767	(275)
• Net change in unrealized appreciation or depreciation on investments	459,934	41,760	14,800	8,019	64,201	662,872	1,233
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	745,721	53,489	21,392	9,266	32,541	896,545	1,224
Change From Unit Transactions:
• Net unit transactions	3,358,442	(4,838)	59,670	(627)	(1,007,785)	86,336	373
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,358,442	(4,838)	59,670	(627)	(1,007,785)	86,336	373
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,104,163	48,651	81,062	8,639	(975,244)	982,881	1,597
NET ASSETS AT DECEMBER 31, 2020	14,302,800	410,667	343,507	83,799	1,307,758	2,151,101	85,770
Changes From Operations:
• Net investment income (loss)	33,679	(1,918)	4,701	922	49,422	(24,953)	(114)
• Net realized gain (loss) on investments	231,841	32,260	14,411	1,818	51,104	760,933	5,248
• Net change in unrealized appreciation or depreciation on investments	(742,945)	(2,449)	3,910	8,175	(70,243)	(824,443)	16,492
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(477,425)	27,893	23,022	10,915	30,283	(88,463)	21,626
Change From Unit Transactions:
• Net unit transactions	3,027,668	(79,463)	(70,200)	(775)	1,058,515	143,856	(7,992)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,027,668	(79,463)	(70,200)	(775)	1,058,515	143,856	(7,992)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,550,243	(51,570)	(47,178)	10,140	1,088,798	55,393	13,634
NET ASSETS AT DECEMBER 31, 2021	$16,853,043	$359,097	$296,329	$93,939	$2,396,556	$2,206,494	$99,404
See accompanying notes.

	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC Subaccount	LVIP American Balanced Allocation Fund - Service Class Subaccount	LVIP American Balanced Allocation Fund - Standard Class Subaccount	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$1,324,791	$4,688,716	$8,638	$39,388,994	$3,320,209	$9,047,784
Changes From Operations:
• Net investment income (loss)	29,221	17,955	106	(289,715)	6,608	(22,205)
• Net realized gain (loss) on investments	(3,320)	158,596	312	2,507,033	97,330	220,271
• Net change in unrealized appreciation or depreciation on investments	25,245	479,010	876	(382,547)	160,242	566,956
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,146	655,561	1,294	1,834,771	264,180	765,022
Change From Unit Transactions:
• Net unit transactions	454,324	(90,704)	(791)	414,488	(82,115)	(541,686)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	454,324	(90,704)	(791)	414,488	(82,115)	(541,686)
TOTAL INCREASE (DECREASE) IN NET ASSETS	505,470	564,857	503	2,249,259	182,065	223,336
NET ASSETS AT DECEMBER 31, 2020	1,830,261	5,253,573	9,141	41,638,253	3,502,274	9,271,120
Changes From Operations:
• Net investment income (loss)	29,994	60,148	140	(253,997)	34,873	29,599
• Net realized gain (loss) on investments	145	216,421	445	2,292,060	80,056	191,365
• Net change in unrealized appreciation or depreciation on investments	(44,378)	221,090	245	5,515,187	137,537	603,126
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,239)	497,659	830	7,553,250	252,466	824,090
Change From Unit Transactions:
• Net unit transactions	657,071	848,681	(1,826)	(4,008,088)	(88,418)	(935,398)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	657,071	848,681	(1,826)	(4,008,088)	(88,418)	(935,398)
TOTAL INCREASE (DECREASE) IN NET ASSETS	642,832	1,346,340	(996)	3,545,162	164,048	(111,308)
NET ASSETS AT DECEMBER 31, 2021	$2,473,093	$6,599,913	$8,145	$45,183,415	$3,666,322	$9,159,812

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Fund - Service Class II Subaccount	LVIP American Global Small Capitalization Fund - Service Class II Subaccount	LVIP American Growth Allocation Fund - Service Class Subaccount	LVIP American Growth Fund - Service Class II Subaccount	LVIP American Growth-Income Fund - Service Class II Subaccount	LVIP American International Fund - Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2020	$238,066	$12,961,141	$3,405,716	$1,737,152	$46,403,144	$42,574,011	$14,930,484
Changes From Operations:
• Net investment income (loss)	2,005	(208,543)	(49,043)	614	(839,144)	(52,291)	(208,762)
• Net realized gain (loss) on investments	6,462	1,050,990	337,751	203,517	6,780,192	3,582,990	288,796
• Net change in unrealized appreciation or depreciation on investments	14,345	2,522,990	475,058	292,757	17,034,040	2,427,815	1,881,305
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,812	3,365,437	763,766	496,888	22,975,088	5,958,514	1,961,339
Change From Unit Transactions:
• Net unit transactions	(13,848)	(362,428)	(730,574)	511,966	(951,668)	5,148,312	(695,177)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(13,848)	(362,428)	(730,574)	511,966	(951,668)	5,148,312	(695,177)
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,964	3,003,009	33,192	1,008,854	22,023,420	11,106,826	1,266,162
NET ASSETS AT DECEMBER 31, 2020	247,030	15,964,150	3,438,908	2,746,006	68,426,564	53,680,837	16,196,646
Changes From Operations:
• Net investment income (loss)	3,771	(295,969)	(55,514)	20,297	(787,259)	(478,563)	62,357
• Net realized gain (loss) on investments	3,374	1,326,597	488,709	141,098	6,140,103	2,915,609	410,002
• Net change in unrealized appreciation or depreciation on investments	17,674	1,397,283	(264,571)	101,533	8,631,393	9,532,226	(1,075,579)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,819	2,427,911	168,624	262,928	13,984,237	11,969,272	(603,220)
Change From Unit Transactions:
• Net unit transactions	(14,912)	2,120,967	(186,658)	453,704	5,436,989	3,832,120	747,537
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(14,912)	2,120,967	(186,658)	453,704	5,436,989	3,832,120	747,537
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,907	4,548,878	(18,034)	716,632	19,421,226	15,801,392	144,317
NET ASSETS AT DECEMBER 31, 2021	$256,937	$20,513,028	$3,420,874	$3,462,638	$87,847,790	$69,482,229	$16,340,963

See accompanying notes.

	LVIP American Preservation Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP BlackRock Advantage Allocation Fund - Service Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class Subaccount	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$172,757	$17,574,186	$656,714	$113,956,468	$83,648,056	$33,128,207
Changes From Operations:
• Net investment income (loss)	6,452	(300,636)	4,801	423,609	6,164	(122,508)
• Net realized gain (loss) on investments	2,397	1,471,938	106,141	287,810	791,507	165,781
• Net change in unrealized appreciation or depreciation on investments	12,342	4,671,171	66,126	(128,363)	5,918,815	108,257
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,191	5,842,473	177,068	583,056	6,716,486	151,530
Change From Unit Transactions:
• Net unit transactions	1,199,736	(501,974)	945,154	3,775,651	(5,192,157)	2,606,972
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,199,736	(501,974)	945,154	3,775,651	(5,192,157)	2,606,972
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,220,927	5,340,499	1,122,222	4,358,707	1,524,329	2,758,502
NET ASSETS AT DECEMBER 31, 2020	1,393,684	22,914,685	1,778,936	118,315,175	85,172,385	35,886,709
Changes From Operations:
• Net investment income (loss)	14,570	(394,134)	(7,939)	331,540	2,555,695	(217,272)
• Net realized gain (loss) on investments	1,927	2,876,153	138,741	9,266,708	1,848,791	1,930,335
• Net change in unrealized appreciation or depreciation on investments	(46,286)	1,291,293	(24,652)	13,716,328	458,094	1,945,408
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,789)	3,773,312	106,150	23,314,576	4,862,580	3,658,471
Change From Unit Transactions:
• Net unit transactions	178,987	(1,733,514)	188,174	(17,343,753)	(2,595,015)	(1,094,398)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	178,987	(1,733,514)	188,174	(17,343,753)	(2,595,015)	(1,094,398)
TOTAL INCREASE (DECREASE) IN NET ASSETS	149,198	2,039,798	294,324	5,970,823	2,267,565	2,564,073
NET ASSETS AT DECEMBER 31, 2021	$1,542,882	$24,954,483	$2,073,260	$124,285,998	$87,439,950	$38,450,782

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP BlackRock Global Real Estate Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$6,338,320	$53,367,232	$19,569	$41,785,481	$70,739,282	$154,818	$52,276,690
Changes From Operations:
• Net investment income (loss)	205,585	(759,996)	(96)	(136,780)	(1,013,907)	(2,240)	(823,155)
• Net realized gain (loss) on investments	152,680	(280,380)	11	288,958	3,626,016	9,564	2,677,984
• Net change in unrealized appreciation or depreciation on investments	(602,509)	2,677,144	977	1,044,542	13,248,161	21,411	11,239,808
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(244,244)	1,636,768	892	1,196,720	15,860,270	28,735	13,094,637
Change From Unit Transactions:
• Net unit transactions	(238,611)	7,926	(488)	10,702,364	3,549,868	(43,201)	(1,555,860)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(238,611)	7,926	(488)	10,702,364	3,549,868	(43,201)	(1,555,860)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(482,855)	1,644,694	404	11,899,084	19,410,138	(14,466)	11,538,777
NET ASSETS AT DECEMBER 31, 2020	5,855,465	55,011,926	19,973	53,684,565	90,149,420	140,352	63,815,467
Changes From Operations:
• Net investment income (loss)	319,112	3,067,947	8,729	(280,464)	(1,504,083)	(2,239)	(1,020,028)
• Net realized gain (loss) on investments	408,235	114,969	81	3,751,722	15,572,756	48,995	6,359,184
• Net change in unrealized appreciation or depreciation on investments	730,364	(1,522,458)	(4,839)	3,332,523	11,022,743	(19,421)	2,123,433
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,457,711	1,660,458	3,971	6,803,781	25,091,416	27,335	7,462,589
Change From Unit Transactions:
• Net unit transactions	(546,720)	8,611,596	118,821	2,566,410	(10,749,669)	(21,322)	(2,814,843)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(546,720)	8,611,596	118,821	2,566,410	(10,749,669)	(21,322)	(2,814,843)
TOTAL INCREASE (DECREASE) IN NET ASSETS	910,991	10,272,054	122,792	9,370,191	14,341,747	6,013	4,647,746
NET ASSETS AT DECEMBER 31, 2021	$6,766,456	$65,283,980	$142,765	$63,054,756	$104,491,167	$146,365	$68,463,213

See accompanying notes.

	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Delaware Bond Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$5,249	$41,008,408	$5,184	$201,100,156	$3,773,180	$53,425,114
Changes From Operations:
• Net investment income (loss)	(36)	(377,639)	15	1,138,463	26,476	(173,187)
• Net realized gain (loss) on investments	151	2,291,529	295	6,135,932	102,233	(250,337)
• Net change in unrealized appreciation or depreciation on investments	1,283	2,789,716	434	8,115,813	160,168	52,818
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,398	4,703,606	744	15,390,208	288,877	(370,706)
Change From Unit Transactions:
• Net unit transactions	(148)	(3,837,597)	(200)	3,868,143	(140,496)	(3,158,689)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(148)	(3,837,597)	(200)	3,868,143	(140,496)	(3,158,689)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,250	866,009	544	19,258,351	148,381	(3,529,395)
NET ASSETS AT DECEMBER 31, 2020	6,499	41,874,417	5,728	220,358,507	3,921,561	49,895,719
Changes From Operations:
• Net investment income (loss)	(43)	(576,677)	(6)	580,650	11,558	(338,690)
• Net realized gain (loss) on investments	712	2,566,895	326	3,087,785	53,482	(46,889)
• Net change in unrealized appreciation or depreciation on investments	167	5,752,409	847	(12,078,312)	(195,120)	(383,937)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	836	7,742,627	1,167	(8,409,877)	(130,080)	(769,516)
Change From Unit Transactions:
• Net unit transactions	(365)	(5,846,111)	(579)	33,018,936	(250,812)	3,496,609
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(365)	(5,846,111)	(579)	33,018,936	(250,812)	3,496,609
TOTAL INCREASE (DECREASE) IN NET ASSETS	471	1,896,516	588	24,609,059	(380,892)	2,727,093
NET ASSETS AT DECEMBER 31, 2021	$6,970	$43,770,933	$6,316	$244,967,566	$3,540,669	$52,622,812

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Diversified Income Fund - Service Class Subaccount	LVIP Delaware Diversified Income Fund - Standard Class Subaccount	LVIP Delaware High Yield Fund - Service Class Subaccount	LVIP Delaware High Yield Fund - Standard Class Subaccount	LVIP Delaware Limited-Term Diversified Income Fund - Service Class Subaccount	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$78,789	$111,363,394	$175,297	$4,943,449	$204,905	$43,594,621	$7,146
Changes From Operations:
• Net investment income (loss)	884	924,294	3,340	188,103	8,810	(17,216)	98
• Net realized gain (loss) on investments	(5)	612,283	(10)	(75,021)	(989)	20,844	7
• Net change in unrealized appreciation or depreciation on investments	(80)	7,563,473	15,019	107,833	2,707	1,030,019	197
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	799	9,100,050	18,349	220,915	10,528	1,033,647	302
Change From Unit Transactions:
• Net unit transactions	17,999	(1,246,205)	26,763	(353,914)	(14,096)	687,069	4,343
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	17,999	(1,246,205)	26,763	(353,914)	(14,096)	687,069	4,343
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,798	7,853,845	45,112	(132,999)	(3,568)	1,720,716	4,645
NET ASSETS AT DECEMBER 31, 2020	97,587	119,217,239	220,409	4,810,450	201,337	45,315,337	11,791
Changes From Operations:
• Net investment income (loss)	849	3,335,459	9,238	339,687	16,425	(97,634)	181
• Net realized gain (loss) on investments	(3)	4,063,400	6,610	(28,334)	(227)	58,574	—
• Net change in unrealized appreciation or depreciation on investments	(1,179)	(11,155,514)	(20,833)	(182,319)	(9,604)	(1,169,869)	(376)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(333)	(3,756,655)	(4,985)	129,034	6,594	(1,208,929)	(195)
Change From Unit Transactions:
• Net unit transactions	38,643	3,180,549	(2,242)	(268,622)	(4,943)	1,785,488	5,662
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	38,643	3,180,549	(2,242)	(268,622)	(4,943)	1,785,488	5,662
TOTAL INCREASE (DECREASE) IN NET ASSETS	38,310	(576,106)	(7,227)	(139,588)	1,651	576,559	5,467
NET ASSETS AT DECEMBER 31, 2021	$135,897	$118,641,133	$213,182	$4,670,862	$202,988	$45,891,896	$17,258

See accompanying notes.

	LVIP Delaware Mid Cap Value Fund - Service Class Subaccount	LVIP Delaware REIT Fund - Service Class Subaccount	LVIP Delaware REIT Fund - Standard Class Subaccount	LVIP Delaware SMID Cap Core Fund - Service Class Subaccount	LVIP Delaware SMID Cap Core Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$6,340,360	$10,729,990	$492,822	$9,118,393	$396,216	$4,342,690
Changes From Operations:
• Net investment income (loss)	59,495	10,876	3,054	(101,726)	(2,914)	(27,791)
• Net realized gain (loss) on investments	(157,170)	282,882	9,519	(107,783)	3,142	375,997
• Net change in unrealized appreciation or depreciation on investments	321,432	(1,549,144)	(75,650)	993,016	34,237	424,147
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	223,757	(1,255,386)	(63,077)	783,507	34,465	772,353
Change From Unit Transactions:
• Net unit transactions	739,796	(22,525)	(78,899)	(741,542)	(20,691)	(141,306)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	739,796	(22,525)	(78,899)	(741,542)	(20,691)	(141,306)
TOTAL INCREASE (DECREASE) IN NET ASSETS	963,553	(1,277,911)	(141,976)	41,965	13,774	631,047
NET ASSETS AT DECEMBER 31, 2020	7,303,913	9,452,079	350,846	9,160,358	409,990	4,973,737
Changes From Operations:
• Net investment income (loss)	(43,536)	88,330	6,764	(93,533)	(2,020)	(57,950)
• Net realized gain (loss) on investments	210,037	252,397	1,053	937,229	35,416	533,059
• Net change in unrealized appreciation or depreciation on investments	1,944,172	3,264,304	135,622	996,185	53,239	656,851
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,110,673	3,605,031	143,439	1,839,881	86,635	1,131,960
Change From Unit Transactions:
• Net unit transactions	(216,086)	(1,278,172)	(4,201)	(872,934)	(14,796)	(620,190)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(216,086)	(1,278,172)	(4,201)	(872,934)	(14,796)	(620,190)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,894,587	2,326,859	139,238	966,947	71,839	511,770
NET ASSETS AT DECEMBER 31, 2021	$9,198,500	$11,778,938	$490,084	$10,127,305	$481,829	$5,485,507

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware U.S. Growth Fund - Service Class Subaccount	LVIP Delaware Value Fund - Service Class Subaccount	LVIP Delaware Value Fund - Standard Class Subaccount	LVIP Delaware Wealth Builder Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$256,308	$7,175,348	$14,055,889	$56,267	$1,465,103	$132,956	$6,039,920
Changes From Operations:
• Net investment income (loss)	(607)	(112,322)	32,557	384	685	668	(4,705)
• Net realized gain (loss) on investments	22,896	683,736	442,776	1,342	1,341	615	(40,918)
• Net change in unrealized appreciation or depreciation on investments	21,997	2,284,011	(753,460)	(3,258)	46,671	3,860	557,114
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,286	2,855,425	(278,127)	(1,532)	48,697	5,143	511,491
Change From Unit Transactions:
• Net unit transactions	(20,708)	(920,225)	(1,050,155)	(7,937)	(42,322)	(2,338)	302,747
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(20,708)	(920,225)	(1,050,155)	(7,937)	(42,322)	(2,338)	302,747
TOTAL INCREASE (DECREASE) IN NET ASSETS	23,578	1,935,200	(1,328,282)	(9,469)	6,375	2,805	814,238
NET ASSETS AT DECEMBER 31, 2020	279,886	9,110,548	12,727,607	46,798	1,471,478	135,761	6,854,158
Changes From Operations:
• Net investment income (loss)	(2,193)	(141,354)	457,475	2,213	4,964	655	46,830
• Net realized gain (loss) on investments	20,390	2,776,259	1,727,614	5,679	52,613	2,596	160,739
• Net change in unrealized appreciation or depreciation on investments	47,582	(1,125,281)	278,676	1,684	88,128	9,515	562,136
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,779	1,509,624	2,463,765	9,576	145,705	12,766	769,705
Change From Unit Transactions:
• Net unit transactions	(19,206)	160,686	(1,454,541)	(1,405)	224,414	(16,893)	887,900
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(19,206)	160,686	(1,454,541)	(1,405)	224,414	(16,893)	887,900
TOTAL INCREASE (DECREASE) IN NET ASSETS	46,573	1,670,310	1,009,224	8,171	370,119	(4,127)	1,657,605
NET ASSETS AT DECEMBER 31, 2021	$326,459	$10,780,858	$13,736,831	$54,969	$1,841,597	$131,634	$8,511,763

See accompanying notes.

	LVIP Dimensional International Equity Managed Volatility Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class Subaccount	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$34,018,916	$10,337,059	$5,317	$8,973,376	$57,281,738	$35,318,977
Changes From Operations:
• Net investment income (loss)	36,605	(47,984)	49	(45,274)	(399,982)	(458,897)
• Net realized gain (loss) on investments	(523,549)	528,728	333	168,533	1,371,714	1,846,193
• Net change in unrealized appreciation or depreciation on investments	(558,052)	1,212,057	662	1,248,933	6,596,380	4,904,593
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,044,996)	1,692,801	1,044	1,372,192	7,568,112	6,291,889
Change From Unit Transactions:
• Net unit transactions	5,138,820	250,941	(33)	(65,863)	(2,426,093)	123,878
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,138,820	250,941	(33)	(65,863)	(2,426,093)	123,878
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,093,824	1,943,742	1,011	1,306,329	5,142,019	6,415,767
NET ASSETS AT DECEMBER 31, 2020	38,112,740	12,280,801	6,328	10,279,705	62,423,757	41,734,744
Changes From Operations:
• Net investment income (loss)	521,879	(105,871)	33	(82,971)	(550,385)	(294,900)
• Net realized gain (loss) on investments	543,593	1,171,027	544	781,880	4,660,685	3,916,090
• Net change in unrealized appreciation or depreciation on investments	3,842,880	1,990,045	1,008	1,974,683	10,925,588	6,415,841
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,908,352	3,055,201	1,585	2,673,592	15,035,888	10,037,031
Change From Unit Transactions:
• Net unit transactions	(1,399,224)	400,368	(825)	435,959	(9,094,818)	(4,609,503)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,399,224)	400,368	(825)	435,959	(9,094,818)	(4,609,503)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,509,128	3,455,569	760	3,109,551	5,941,070	5,427,528
NET ASSETS AT DECEMBER 31, 2021	$41,621,868	$15,736,370	$7,088	$13,389,256	$68,364,827	$47,162,272

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class Subaccount	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$5,196	$67,303,102	$1,522,834	$3,791,290	$86,009,916	$179,373	$378,362,266
Changes From Operations:
• Net investment income (loss)	—	(464,102)	(5,986)	29,118	212,879	759	1,104,195
• Net realized gain (loss) on investments	214	754,642	32,471	12,644	1,879,722	2,937	6,067,889
• Net change in unrealized appreciation or depreciation on investments	739	6,414,416	176,272	324,137	1,950,695	4,976	4,897,472
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	953	6,704,956	202,757	365,899	4,043,296	8,672	12,069,556
Change From Unit Transactions:
• Net unit transactions	(443)	(5,926,116)	126,497	1,467,744	(5,557,348)	(10,656)	(37,662,207)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(443)	(5,926,116)	126,497	1,467,744	(5,557,348)	(10,656)	(37,662,207)
TOTAL INCREASE (DECREASE) IN NET ASSETS	510	778,840	329,254	1,833,643	(1,514,052)	(1,984)	(25,592,651)
NET ASSETS AT DECEMBER 31, 2020	5,706	68,081,942	1,852,088	5,624,933	84,495,864	177,389	352,769,615
Changes From Operations:
• Net investment income (loss)	41	(439,805)	4,073	154,340	1,328,351	3,060	4,247,931
• Net realized gain (loss) on investments	488	2,675,303	195,584	307,392	2,993,213	5,053	24,637,640
• Net change in unrealized appreciation or depreciation on investments	894	7,649,286	(17,618)	471,692	346,862	2,001	7,638,594
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,423	9,884,784	182,039	933,424	4,668,426	10,114	36,524,165
Change From Unit Transactions:
• Net unit transactions	(846)	(7,878,926)	81,376	2,955,324	(5,176,310)	(10,991)	(41,665,599)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(846)	(7,878,926)	81,376	2,955,324	(5,176,310)	(10,991)	(41,665,599)
TOTAL INCREASE (DECREASE) IN NET ASSETS	577	2,005,858	263,415	3,888,748	(507,884)	(877)	(5,141,434)
NET ASSETS AT DECEMBER 31, 2021	$6,283	$70,087,800	$2,115,503	$9,513,681	$83,987,980	$176,512	$347,628,181

See accompanying notes.

	LVIP Global Income Fund - Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Service Class Subaccount	LVIP Government Money Market Fund - Service Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$31,014,100	$350,952,855	$16,489,465	$606,737	$41,933,070	$5,166
Changes From Operations:
• Net investment income (loss)	(74,972)	712,030	(321,119)	(11,146)	(85,044)	53
• Net realized gain (loss) on investments	195,718	6,718,390	951	40	1,035,555	152
• Net change in unrealized appreciation or depreciation on investments	1,218,423	5,003,840	—	—	1,164,913	214
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,339,169	12,434,260	(320,168)	(11,106)	2,115,424	419
Change From Unit Transactions:
• Net unit transactions	(2,194,714)	(31,818,519)	9,672,638	439,880	(2,768,601)	79
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,194,714)	(31,818,519)	9,672,638	439,880	(2,768,601)	79
TOTAL INCREASE (DECREASE) IN NET ASSETS	(855,545)	(19,384,259)	9,352,470	428,774	(653,177)	498
NET ASSETS AT DECEMBER 31, 2020	30,158,555	331,568,596	25,841,935	1,035,511	41,279,893	5,664
Changes From Operations:
• Net investment income (loss)	372,935	3,768,660	(328,711)	(11,860)	(189,620)	49
• Net realized gain (loss) on investments	597,563	18,896,293	1,488	46	2,162,356	255
• Net change in unrealized appreciation or depreciation on investments	(3,079,091)	5,629,514	(41)	—	5,242,497	773
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,108,593)	28,294,467	(327,264)	(11,814)	7,215,233	1,077
Change From Unit Transactions:
• Net unit transactions	1,073,684	(38,057,117)	(4,309,804)	(387,446)	(5,278,404)	(411)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,073,684	(38,057,117)	(4,309,804)	(387,446)	(5,278,404)	(411)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,034,909)	(9,762,650)	(4,637,068)	(399,260)	1,936,829	666
NET ASSETS AT DECEMBER 31, 2021	$29,123,646	$321,805,946	$21,204,867	$636,251	$43,216,722	$6,330

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP JPMorgan High Yield Fund - Service Class Subaccount	LVIP JPMorgan Retirement Income Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount	LVIP Loomis Sayles Global Growth Fund - Service Class Subaccount	LVIP MFS International Equity Managed Volatility Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$11,659,397	$3,927,490	$46,776,322	$92,505	$—	$42,789,660	$11,919,849
Changes From Operations:
• Net investment income (loss)	379,306	32,452	(267,028)	637	(565)	(197,459)	(98,557)
• Net realized gain (loss) on investments	(181,876)	41,460	289,546	(19)	17,435	1,406,716	334,918
• Net change in unrealized appreciation or depreciation on investments	191,063	210,783	547,117	3,351	7,216	(139,921)	1,295,262
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	388,493	284,695	569,635	3,969	24,086	1,069,336	1,531,623
Change From Unit Transactions:
• Net unit transactions	667,606	(129,072)	(285,924)	19,801	415,673	2,571,140	45,590
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	667,606	(129,072)	(285,924)	19,801	415,673	2,571,140	45,590
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,056,099	155,623	283,711	23,770	439,759	3,640,476	1,577,213
NET ASSETS AT DECEMBER 31, 2020	12,715,496	4,083,113	47,060,033	116,275	439,759	46,430,136	13,497,062
Changes From Operations:
• Net investment income (loss)	391,006	26,710	(400,666)	(331)	(3,926)	(350,438)	(154,182)
• Net realized gain (loss) on investments	62,082	84,845	3,455,629	34,399	42,954	1,007,486	1,337,311
• Net change in unrealized appreciation or depreciation on investments	150,381	62,812	8,654,497	(9,988)	(5,189)	4,167,394	47,346
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	603,469	174,367	11,709,460	24,080	33,839	4,824,442	1,230,475
Change From Unit Transactions:
• Net unit transactions	946,463	339,723	(9,187,503)	(140,355)	(366,632)	(295,293)	(383,691)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	946,463	339,723	(9,187,503)	(140,355)	(366,632)	(295,293)	(383,691)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,549,932	514,090	2,521,957	(116,275)	(332,793)	4,529,149	846,784
NET ASSETS AT DECEMBER 31, 2021	$14,265,428	$4,597,203	$49,581,990	$—	$106,966	$50,959,285	$14,343,846

See accompanying notes.

	LVIP MFS Value Fund - Service Class Subaccount	LVIP Mondrian International Value Fund - Service Class Subaccount	LVIP Mondrian International Value Fund - Standard Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$29,178,787	$10,026,315	$775,254	$3,981,362	$40,534,200	$5,131
Changes From Operations:
• Net investment income (loss)	20,297	53,194	5,042	22,303	39,929	67
• Net realized gain (loss) on investments	579,234	72,690	8,882	43,184	249,405	25
• Net change in unrealized appreciation or depreciation on investments	614,091	(633,716)	(60,713)	482,660	744,553	83
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,213,622	(507,832)	(46,789)	548,147	1,033,887	175
Change From Unit Transactions:
• Net unit transactions	2,544,354	338,621	(23,077)	(70,340)	11,150,624	829
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,544,354	338,621	(23,077)	(70,340)	11,150,624	829
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,757,976	(169,211)	(69,866)	477,807	12,184,511	1,004
NET ASSETS AT DECEMBER 31, 2020	32,936,763	9,857,104	705,388	4,459,169	52,718,711	6,135
Changes From Operations:
• Net investment income (loss)	(78,093)	160,367	13,176	3,519	(67,123)	70
• Net realized gain (loss) on investments	2,307,556	40,672	2,845	259,612	17,345	(1)
• Net change in unrealized appreciation or depreciation on investments	5,344,185	697,370	50,628	403,204	(1,230,724)	(157)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,573,648	898,409	66,649	666,335	(1,280,502)	(88)
Change From Unit Transactions:
• Net unit transactions	1,446,845	(362,957)	(25,627)	812,601	1,710,428	761
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,446,845	(362,957)	(25,627)	812,601	1,710,428	761
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,020,493	535,452	41,022	1,478,936	429,926	673
NET ASSETS AT DECEMBER 31, 2021	$41,957,256	$10,392,556	$746,410	$5,938,105	$53,148,637	$6,808

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP SSGA Bond Index Fund - Service Class Subaccount	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Developed International 150 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$50,617,067	$80,702	$8,806,447	$8,199,613	$7,426,976	$7,340,492	$14,184
Changes From Operations:
• Net investment income (loss)	156,658	458	25,062	20,514	56,457	107,188	330
• Net realized gain (loss) on investments	642,992	678	175,273	218,348	(222,364)	(229,038)	(291)
• Net change in unrealized appreciation or depreciation on investments	1,935,747	2,723	684,951	414,250	(110,073)	259,392	63
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,735,397	3,859	885,286	653,112	(275,980)	137,542	102
Change From Unit Transactions:
• Net unit transactions	2,940,796	(1,635)	219,402	(76,823)	178,294	(280,605)	(1,048)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,940,796	(1,635)	219,402	(76,823)	178,294	(280,605)	(1,048)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,676,193	2,224	1,104,688	576,289	(97,686)	(143,063)	(946)
NET ASSETS AT DECEMBER 31, 2020	56,293,260	82,926	9,911,135	8,775,902	7,329,290	7,197,429	13,238
Changes From Operations:
• Net investment income (loss)	23,299	247	42,276	166,403	197,462	255,446	3,571
• Net realized gain (loss) on investments	373,372	451	234,595	192,135	82,180	55,727	(78)
• Net change in unrealized appreciation or depreciation on investments	(2,602,800)	(3,739)	202,451	108,878	499,738	174,663	(5,065)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,206,129)	(3,041)	479,322	467,416	779,380	485,836	(1,572)
Change From Unit Transactions:
• Net unit transactions	3,782,894	5,111	1,448,007	(271,238)	(346,920)	(820,398)	57,790
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,782,894	5,111	1,448,007	(271,238)	(346,920)	(820,398)	57,790
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,576,765	2,070	1,927,329	196,178	432,460	(334,562)	56,218
NET ASSETS AT DECEMBER 31, 2021	$57,870,025	$84,996	$11,838,464	$8,972,080	$7,761,750	$6,862,867	$69,456

See accompanying notes.

	LVIP SSGA Emerging Markets Equity Index Fund - Service Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Index Fund - Service Class Subaccount	LVIP SSGA International Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Large Cap 100 Fund - Service Class Subaccount	LVIP SSGA Large Cap 100 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$136,705	$60,710,561	$13,695,990	$26,682,482	$16,695,837	$—
Changes From Operations:
• Net investment income (loss)	3,710	1,247	72,798	25,229	119,037	—
• Net realized gain (loss) on investments	2,447	2,044,620	111,986	89,098	(118,461)	—
• Net change in unrealized appreciation or depreciation on investments	85,603	778,909	686,861	(541,022)	286,473	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	91,760	2,824,776	871,645	(426,695)	287,049	—
Change From Unit Transactions:
• Net unit transactions	310,559	(3,664,760)	(425,012)	(706,315)	(1,277,398)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	310,559	(3,664,760)	(425,012)	(706,315)	(1,277,398)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	402,319	(839,984)	446,633	(1,133,010)	(990,349)	—
NET ASSETS AT DECEMBER 31, 2020	539,024	59,870,577	14,142,623	25,549,472	15,705,488	—
Changes From Operations:
• Net investment income (loss)	10,540	1,864,619	85,916	100,953	81,916	5,020
• Net realized gain (loss) on investments	13,221	4,974,659	576,453	605,697	2,928,806	33,239
• Net change in unrealized appreciation or depreciation on investments	(73,769)	(765,582)	560,962	1,430,417	1,173,269	(17,258)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(50,008)	6,073,696	1,223,331	2,137,067	4,183,991	21,001
Change From Unit Transactions:
• Net unit transactions	380,200	(6,571,971)	(1,125,239)	(2,943,494)	(1,703,239)	272,324
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	380,200	(6,571,971)	(1,125,239)	(2,943,494)	(1,703,239)	272,324
TOTAL INCREASE (DECREASE) IN NET ASSETS	330,192	(498,275)	98,092	(806,427)	2,480,752	293,325
NET ASSETS AT DECEMBER 31, 2021	$869,216	$59,372,302	$14,240,715	$24,743,045	$18,186,240	$293,325

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP SSGA Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$54,927,470	$8,017,883	$—	$34,727,217	$51,032,543	$17,179,047	$28,223,231
Changes From Operations:
• Net investment income (loss)	112,381	(3,782)	—	124,027	261,983	84,390	153,602
• Net realized gain (loss) on investments	2,820,443	339,577	—	812,320	1,550,422	456,203	722,584
• Net change in unrealized appreciation or depreciation on investments	4,560,478	971,110	—	3,039,940	1,676,287	1,368,216	1,038,556
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,493,302	1,306,905	—	3,976,287	3,488,692	1,908,809	1,914,742
Change From Unit Transactions:
• Net unit transactions	(916,870)	906,259	—	104,447	(5,065,298)	(1,138,459)	(1,392,583)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(916,870)	906,259	—	104,447	(5,065,298)	(1,138,459)	(1,392,583)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,576,432	2,213,164	—	4,080,734	(1,576,606)	770,350	522,159
NET ASSETS AT DECEMBER 31, 2020	61,503,902	10,231,047	—	38,807,951	49,455,937	17,949,397	28,745,390
Changes From Operations:
• Net investment income (loss)	(224,952)	(62,953)	539	165,395	1,435,699	55,834	864,989
• Net realized gain (loss) on investments	9,490,552	824,342	2,580	1,305,373	1,229,723	724,587	787,096
• Net change in unrealized appreciation or depreciation on investments	5,651,098	1,637,760	1,721	1,770,642	2,234,036	911,742	1,393,051
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,916,698	2,399,149	4,840	3,241,410	4,899,458	1,692,163	3,045,136
Change From Unit Transactions:
• Net unit transactions	(8,330,729)	2,442,381	75,643	1,798,377	(2,689,787)	256,859	(3,957,978)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,330,729)	2,442,381	75,643	1,798,377	(2,689,787)	256,859	(3,957,978)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,585,969	4,841,530	80,483	5,039,787	2,209,671	1,949,022	(912,842)
NET ASSETS AT DECEMBER 31, 2021	$68,089,871	$15,072,577	$80,483	$43,847,738	$51,665,608	$19,898,419	$27,832,548

See accompanying notes.

	LVIP SSGA Nasdaq-100 Index Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount	LVIP SSGA Short-Term Bond Index Fund - Service Class Subaccount	LVIP SSGA Small-Cap Index Fund - Service Class Subaccount	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$—	$87,778,710	$1,370,696	$7,762,615	$25,504,261	$—
Changes From Operations:
• Net investment income (loss)	—	(40,475)	(1,227)	39,946	(180,373)	—
• Net realized gain (loss) on investments	—	4,975,604	84,059	60,715	1,393,040	—
• Net change in unrealized appreciation or depreciation on investments	—	13,291,598	125,260	102,507	3,906,901	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	18,226,727	208,092	203,168	5,119,568	—
Change From Unit Transactions:
• Net unit transactions	—	12,545,811	(98,702)	3,758,920	(285,399)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	12,545,811	(98,702)	3,758,920	(285,399)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	30,772,538	109,390	3,962,088	4,834,169	—
NET ASSETS AT DECEMBER 31, 2020	—	118,551,248	1,480,086	11,724,703	30,338,430	—
Changes From Operations:
• Net investment income (loss)	(29)	(486,661)	(6,606)	(89,918)	(336,754)	343
• Net realized gain (loss) on investments	730	11,905,283	117,140	57,632	2,970,087	2,081
• Net change in unrealized appreciation or depreciation on investments	(363)	19,148,624	273,779	(272,977)	1,174,770	(722)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	338	30,567,246	384,313	(305,263)	3,808,103	1,702
Change From Unit Transactions:
• Net unit transactions	57,238	(2,460,763)	(74,769)	3,818,570	2,690,874	75,647
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	57,238	(2,460,763)	(74,769)	3,818,570	2,690,874	75,647
TOTAL INCREASE (DECREASE) IN NET ASSETS	57,576	28,106,483	309,544	3,513,307	6,498,977	77,349
NET ASSETS AT DECEMBER 31, 2021	$57,576	$146,657,731	$1,789,630	$15,238,010	$36,837,407	$77,349

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP SSGA Small-Mid Cap 200 Fund - Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class Subaccount	LVIP T. Rowe Price 2010 Fund - Service Class Subaccount	LVIP T. Rowe Price 2020 Fund - Service Class Subaccount	LVIP T. Rowe Price 2030 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$9,375,712	$19,680	$49,842,182	$34,169	$373,505	$79,361	$61,078
Changes From Operations:
• Net investment income (loss)	85,588	352	161,801	628	1,555	313	32
• Net realized gain (loss) on investments	(327,491)	(209)	365,961	(4)	4,359	1,581	1,419
• Net change in unrealized appreciation or depreciation on investments	1,079,907	4,818	6,063,495	5,463	30,423	6,765	5,832
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	838,004	4,961	6,591,257	6,087	36,337	8,659	7,283
Change From Unit Transactions:
• Net unit transactions	(169,366)	1,333	(1,591,166)	7,200	(22,707)	3,508	(3,374)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(169,366)	1,333	(1,591,166)	7,200	(22,707)	3,508	(3,374)
TOTAL INCREASE (DECREASE) IN NET ASSETS	668,638	6,294	5,000,091	13,287	13,630	12,167	3,909
NET ASSETS AT DECEMBER 31, 2020	10,044,350	25,974	54,842,273	47,456	387,135	91,528	64,987
Changes From Operations:
• Net investment income (loss)	195,221	356	468,155	(135)	(1,181)	777	71
• Net realized gain (loss) on investments	4,093,430	9,460	10,692,368	13,449	28,362	3,696	2,037
• Net change in unrealized appreciation or depreciation on investments	(1,057,607)	(1,670)	(3,513,646)	(7,649)	(7,018)	2,816	5,010
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,231,044	8,146	7,646,877	5,665	20,163	7,289	7,118
Change From Unit Transactions:
• Net unit transactions	6,464,663	(3,942)	(5,427,118)	(53,121)	(290,296)	(298)	(3,608)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,464,663	(3,942)	(5,427,118)	(53,121)	(290,296)	(298)	(3,608)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,695,707	4,204	2,219,759	(47,456)	(270,133)	6,991	3,510
NET ASSETS AT DECEMBER 31, 2021	$19,740,057	$30,178	$57,062,032	$—	$117,002	$98,519	$68,497

See accompanying notes.

	LVIP T. Rowe Price 2040 Fund - Service Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$30,509	$23,266,000	$17,244,725	$194,615	$6,170,579	$57,826,997
Changes From Operations:
• Net investment income (loss)	151	(343,200)	(280,667)	(2,814)	5,961	39,353
• Net realized gain (loss) on investments	427	3,943,473	2,112,665	12,242	42,562	915,594
• Net change in unrealized appreciation or depreciation on investments	3,913	3,051,443	3,591,526	30,548	637,963	3,020,990
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,491	6,651,716	5,423,524	39,976	686,486	3,975,937
Change From Unit Transactions:
• Net unit transactions	—	(5,825,590)	315,865	(32,066)	2,077,607	1,124,195
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(5,825,590)	315,865	(32,066)	2,077,607	1,124,195
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,491	826,126	5,739,389	7,910	2,764,093	5,100,132
NET ASSETS AT DECEMBER 31, 2020	35,000	24,092,126	22,984,114	202,525	8,934,672	62,927,129
Changes From Operations:
• Net investment income (loss)	384	(388,432)	(377,994)	(2,882)	144,299	652,505
• Net realized gain (loss) on investments	541	4,309,679	5,147,196	42,598	577,100	2,340,040
• Net change in unrealized appreciation or depreciation on investments	4,331	396,173	(1,967,469)	(21,734)	1,201,933	5,293,108
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,256	4,317,420	2,801,733	17,982	1,923,332	8,285,653
Change From Unit Transactions:
• Net unit transactions	—	(1,896,063)	(228,645)	(67,235)	4,593,931	(2,335,756)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(1,896,063)	(228,645)	(67,235)	4,593,931	(2,335,756)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,256	2,421,357	2,573,088	(49,253)	6,517,263	5,949,897
NET ASSETS AT DECEMBER 31, 2021	$40,256	$26,513,483	$25,557,202	$153,272	$15,451,935	$68,877,026

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	LVIP Vanguard Bond Allocation Fund - Service Class Subaccount	LVIP Vanguard Bond Allocation Fund - Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Service Class Subaccount	LVIP Vanguard International Equity ETF Fund - Service Class Subaccount	LVIP Wellington Capital Growth Fund - Service Class Subaccount	LVIP Wellington SMID Cap Value Fund - Service Class Subaccount	LVIP Western Asset Core Bond Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$65,131,586	$5,098	$21,584,270	$13,021,304	$9,791,992	$6,779,873	$19,397,788
Changes From Operations:
• Net investment income (loss)	(168,973)	47	(95,157)	58,196	(166,759)	(53,645)	180,827
• Net realized gain (loss) on investments	437,388	9	721,013	58,997	2,358,965	483,167	290,789
• Net change in unrealized appreciation or depreciation on investments	2,123,296	170	3,345,883	1,375,540	2,274,742	(117,667)	1,063,629
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,391,711	226	3,971,739	1,492,733	4,466,948	311,855	1,535,245
Change From Unit Transactions:
• Net unit transactions	4,939,676	233	(146,852)	807,758	2,062,801	493,224	6,791,806
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,939,676	233	(146,852)	807,758	2,062,801	493,224	6,791,806
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,331,387	459	3,824,887	2,300,491	6,529,749	805,079	8,327,051
NET ASSETS AT DECEMBER 31, 2020	72,462,973	5,557	25,409,157	15,321,795	16,321,741	7,584,952	27,724,839
Changes From Operations:
• Net investment income (loss)	(244,691)	49	(155,562)	215,856	(235,487)	(108,818)	247,691
• Net realized gain (loss) on investments	360,507	22	2,735,292	711,443	2,773,540	1,030,309	602,485
• Net change in unrealized appreciation or depreciation on investments	(2,460,672)	(181)	2,964,073	20,415	(26,623)	943,795	(1,866,535)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,344,856)	(110)	5,543,803	947,714	2,511,430	1,865,286	(1,016,359)
Change From Unit Transactions:
• Net unit transactions	11,927,786	696	(1,674,795)	3,328,591	(1,465,842)	(869,319)	8,224,092
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,927,786	696	(1,674,795)	3,328,591	(1,465,842)	(869,319)	8,224,092
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,582,930	586	3,869,008	4,276,305	1,045,588	995,967	7,207,733
NET ASSETS AT DECEMBER 31, 2021	$82,045,903	$6,143	$29,278,165	$19,598,100	$17,367,329	$8,580,919	$34,932,572

See accompanying notes.

	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Growth Series - Service Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Total Return Series - Service Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT Utilities Series - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$75,935	$12,696,565	$177,147	$6,816,503	$221,139	$11,438,444
Changes From Operations:
• Net investment income (loss)	(1,130)	(211,598)	1,192	41,948	2,084	66,275
• Net realized gain (loss) on investments	10,567	1,751,751	2,044	179,738	6,449	567,962
• Net change in unrealized appreciation or depreciation on investments	12,495	2,217,643	6,504	358,072	(206)	(201,498)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,932	3,757,796	9,740	579,758	8,327	432,739
Change From Unit Transactions:
• Net unit transactions	(9,576)	85,136	(28,462)	544,852	(12,974)	(957,671)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,576)	85,136	(28,462)	544,852	(12,974)	(957,671)
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,356	3,842,932	(18,722)	1,124,610	(4,647)	(524,932)
NET ASSETS AT DECEMBER 31, 2020	88,291	16,539,497	158,425	7,941,113	216,492	10,913,512
Changes From Operations:
• Net investment income (loss)	(1,347)	(264,558)	692	13,160	747	(8,473)
• Net realized gain (loss) on investments	15,151	3,559,776	8,601	581,300	10,131	651,735
• Net change in unrealized appreciation or depreciation on investments	5,200	75,474	10,501	359,659	15,326	629,905
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,004	3,370,692	19,794	954,119	26,204	1,273,167
Change From Unit Transactions:
• Net unit transactions	(4,162)	(1,567,000)	(1,435)	61,886	(12,678)	(639,212)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,162)	(1,567,000)	(1,435)	61,886	(12,678)	(639,212)
TOTAL INCREASE (DECREASE) IN NET ASSETS	14,842	1,803,692	18,359	1,016,005	13,526	633,955
NET ASSETS AT DECEMBER 31, 2021	$103,133	$18,343,189	$176,784	$8,957,118	$230,018	$11,547,467

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	MFS® VIT II Core Equity Portfolio - Service Class Subaccount	MFS® VIT II International Intrinsic Value Portfolio - Service Class Subaccount	Morgan Stanley VIF Global Infrastructure Portfolio - Class II Subaccount	Morgan Stanley VIF Growth Portfolio - Class II Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	PIMCO VIT All Asset All Authority Portfolio - Advisor Class Subaccount	PIMCO VIT All Asset Portfolio - Advisor Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$24,710	$1,557,981	$475,216	$113,146	$1,575,273	$209,910	$—
Changes From Operations:
• Net investment income (loss)	(317)	(6,616)	783	(438)	(5,415)	766	1,650
• Net realized gain (loss) on investments	1,318	77,214	6,248	4,374	(13,565)	(20,174)	342
• Net change in unrealized appreciation or depreciation on investments	2,814	209,108	(18,311)	20,127	(26,474)	10,489	13,818
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,815	279,706	(11,280)	24,063	(45,454)	(8,919)	15,810
Change From Unit Transactions:
• Net unit transactions	(1,390)	(29,870)	13,227	(95,022)	56,811	(200,991)	95,387
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,390)	(29,870)	13,227	(95,022)	56,811	(200,991)	95,387
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,425	249,836	1,947	(70,959)	11,357	(209,910)	111,197
NET ASSETS AT DECEMBER 31, 2020	27,135	1,807,817	477,163	42,187	1,586,630	—	111,197
Changes From Operations:
• Net investment income (loss)	(443)	(19,434)	6,833	(348)	(19,111)	—	12,375
• Net realized gain (loss) on investments	3,099	97,536	23,630	14,187	47,352	—	2,523
• Net change in unrealized appreciation or depreciation on investments	3,233	88,424	39,620	(14,046)	448,084	—	1,356
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,889	166,526	70,083	(207)	476,325	—	16,254
Change From Unit Transactions:
• Net unit transactions	(3,670)	97,750	139,787	(2,359)	(154,333)	—	16,402
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,670)	97,750	139,787	(2,359)	(154,333)	—	16,402
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,219	264,276	209,870	(2,566)	321,992	—	32,656
NET ASSETS AT DECEMBER 31, 2021	$29,354	$2,072,093	$687,033	$39,621	$1,908,622	$—	$143,853

See accompanying notes.

	PIMCO VIT Commodity RealReturn® Strategy Portfolio - Advisor Class Subaccount	PIMCO VIT Dynamic Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class Subaccount	Putnam VT George Putnam Balanced Fund - Class IB Subaccount	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Income Fund - Class IB Subaccount
NET ASSETS AT JANUARY 1, 2020	$3,583,117	$468,116	$168,003	$5,178,914	$356,521	$546,305
Changes From Operations:
• Net investment income (loss)	148,618	6,139	5,375	(28,337)	(5,858)	14,146
• Net realized gain (loss) on investments	(185,212)	(3,137)	(10)	392,204	73,085	7,978
• Net change in unrealized appreciation or depreciation on investments	18,606	8,717	3,533	479,362	96,181	(2,954)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,988)	11,719	8,898	843,229	163,408	19,170
Change From Unit Transactions:
• Net unit transactions	(65,052)	(32,029)	(178)	1,311,216	776,426	(57,695)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(65,052)	(32,029)	(178)	1,311,216	776,426	(57,695)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(83,040)	(20,310)	8,720	2,154,445	939,834	(38,525)
NET ASSETS AT DECEMBER 31, 2020	3,500,077	447,806	176,723	7,333,359	1,296,355	507,780
Changes From Operations:
• Net investment income (loss)	107,913	3,224	5,226	(59,425)	(523)	1,911
• Net realized gain (loss) on investments	(96,451)	8,164	330	640,424	161,580	20,087
• Net change in unrealized appreciation or depreciation on investments	1,066,821	(11,789)	(12,007)	366,671	92,956	(52,300)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,078,283	(401)	(6,451)	947,670	254,013	(30,302)
Change From Unit Transactions:
• Net unit transactions	(50,792)	5,212	(14,196)	1,290,435	40,709	137,843
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(50,792)	5,212	(14,196)	1,290,435	40,709	137,843
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,027,491	4,811	(20,647)	2,238,105	294,722	107,541
NET ASSETS AT DECEMBER 31, 2021	$4,527,568	$452,617	$156,076	$9,571,464	$1,591,077	$615,321

Lincoln New York Account N For Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	Putnam VT Large Cap Value Fund - Class IB Subaccount	Putnam VT Multi-Asset Absolute Return Fund - Class IB Subaccount	Rational Trend Aggregation VA Fund Subaccount	SEI VP Market Growth Strategy Fund - Class III Subaccount	SEI VP Market Plus Strategy Fund - Class III Subaccount	Templeton Foreign VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2020	$108,931	$281,812	$31,476	$—	$2,857	$136,739
Changes From Operations:
• Net investment income (loss)	9,491	(3,716)	(229)	38	(19)	2,612
• Net realized gain (loss) on investments	(4,371)	(1,691)	(22)	(168)	256	(8,437)
• Net change in unrealized appreciation or depreciation on investments	36,276	(18,731)	546	—	(288)	5,375
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,396	(24,138)	295	(130)	(51)	(450)
Change From Unit Transactions:
• Net unit transactions	359,365	(13,104)	2,705	130	(2,806)	11,292
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	359,365	(13,104)	2,705	130	(2,806)	11,292
TOTAL INCREASE (DECREASE) IN NET ASSETS	400,761	(37,242)	3,000	—	(2,857)	10,842
NET ASSETS AT DECEMBER 31, 2020	509,692	244,570	34,476	—	—	147,581
Changes From Operations:
• Net investment income (loss)	(12,859)	(3,459)	(86)	—	—	1,572
• Net realized gain (loss) on investments	79,062	(1,856)	5,210	—	—	791
• Net change in unrealized appreciation or depreciation on investments	233,467	3,783	(907)	—	—	1,243
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	299,670	(1,532)	4,217	—	—	3,606
Change From Unit Transactions:
• Net unit transactions	2,270,123	14,918	(38,693)	—	—	9,586
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,270,123	14,918	(38,693)	—	—	9,586
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,569,793	13,386	(34,476)	—	—	13,192
NET ASSETS AT DECEMBER 31, 2021	$3,079,485	$257,956	$—	$—	$—	$160,773

See accompanying notes.

	Templeton Global Bond VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 4 Subaccount	Templeton Growth VIP Fund - Class 2 Subaccount	VanEck VIP Global Resources Fund - Class S Shares Subaccount	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares Subaccount
NET ASSETS AT JANUARY 1, 2020	$6,013,628	$1,439,230	$1,538,773	$208,087	$727,426
Changes From Operations:
• Net investment income (loss)	367,512	94,872	17,904	(1,752)	7,055
• Net realized gain (loss) on investments	(149,687)	(26,577)	(53,084)	(7,223)	(8,429)
• Net change in unrealized appreciation or depreciation on investments	(627,020)	(163,011)	89,268	173,178	10,017
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(409,195)	(94,716)	54,088	164,203	8,643
Change From Unit Transactions:
• Net unit transactions	(321,959)	106,514	(116,863)	169,403	(277,315)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(321,959)	106,514	(116,863)	169,403	(277,315)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(731,154)	11,798	(62,775)	333,606	(268,672)
NET ASSETS AT DECEMBER 31, 2020	5,282,474	1,451,028	1,475,998	541,693	458,754
Changes From Operations:
• Net investment income (loss)	(93,378)	(22,283)	(8,577)	(6,387)	2,977
• Net realized gain (loss) on investments	(158,685)	(29,476)	(8,501)	34,559	4,512
• Net change in unrealized appreciation or depreciation on investments	(110,109)	(64,830)	64,052	64,001	(7,459)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(362,172)	(116,589)	46,974	92,173	30
Change From Unit Transactions:
• Net unit transactions	112,552	662,692	(109,270)	(40,085)	(200,798)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	112,552	662,692	(109,270)	(40,085)	(200,798)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(249,620)	546,103	(62,296)	52,088	(200,768)
NET ASSETS AT DECEMBER 31, 2021	$5,032,854	$1,997,131	$1,413,702	$593,781	$257,986

Lincoln New York Account N For Variable Annuities

Notes to financial statements

December 31, 2021

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln New York Separate Account N for Variable Annuities (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on March 4, 2004, are part of the operations of the Company. The Variable Account consists of thirty-one products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus Advisory
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln ChoicePlus Assurance A Class
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share	• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Fusion
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln Core Income
• Lincoln InvestmentSolutions
• Lincoln Investor Advantage Advisory
• Lincoln Investor Advantage B Share
• Lincoln Investor Advantage C Share
• Lincoln Investor Advantage Fee-Based

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred forty-four available mutual funds (the Funds) of thirty-two open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco Oppenheimer V.I. International Growth Fund - Series I Shares**

Invesco Oppenheimer V.I. International Growth Fund - Series II Shares

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. American Franchise Fund - Series II Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares**

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Invesco V.I. Comstock Fund - Series I Shares**

Invesco V.I. Comstock Fund - Series II Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series II Shares

Invesco V.I. Diversified Dividend Fund - Series I Shares**

Invesco V.I. Diversified Dividend Fund - Series II Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares**

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares

Invesco V.I. Equity and Income Fund - Series I Shares**

Invesco V.I. Equity and Income Fund - Series II Shares

Invesco V.I. Global Fund - Series II Shares

Invesco V.I. International Growth Fund - Series I Shares

Invesco V.I. International Growth Fund - Series II Shares

Invesco V.I. Main Street Small Cap Fund® - Series I Shares**

Invesco V.I. Main Street Small Cap Fund® - Series II Shares

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

AllianceBernstein Variable Products Series Fund:

AB VPS Global Thematic Growth Portfolio - Class A**

AB VPS Global Thematic Growth Portfolio - Class B

AB VPS Growth and Income Portfolio - Class A**

AB VPS Growth and Income Portfolio - Class B**

AB VPS International Value Portfolio - Class A**

AB VPS International Value Portfolio - Class B**

AB VPS Large Cap Growth Portfolio - Class B

AB VPS Small/Mid Cap Value Portfolio - Class A**

AB VPS Small/Mid Cap Value Portfolio - Class B

ALPS Variable Investment Trust:

ALPS/Alerian Energy Infrastructure Portfolio - Class I**

ALPS/Alerian Energy Infrastructure Portfolio - Class III

ALPS/Red Rocks Global Opportunity Portfolio - Class I**

ALPS/Red Rocks Global Opportunity Portfolio - Class III

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I**

American Century VP Balanced Fund - Class II

American Century VP Inflation Protection Fund - Class I**

American Century VP Inflation Protection Fund - Class II**

American Century VP Large Company Value Fund - Class I

American Century VP Large Company Value Fund - Class II

American Funds Insurance Series®:

American Funds Asset Allocation Fund - Class 1

American Funds Asset Allocation Fund - Class 1A**

American Funds Asset Allocation Fund - Class 4

American Funds Capital Income Builder® - Class 1

American Funds Capital Income Builder® - Class 1A**

American Funds Capital Income Builder® - Class 4

American Funds Capital World Bond Fund - Class 1

American Funds Capital World Bond Fund - Class 1A**

American Funds Capital World Growth and Income Fund - Class 1

American Funds Capital World Growth and Income Fund - Class 1A**

American Funds Global Balanced Fund - Class 1**

American Funds Global Balanced Fund - Class 1A**

American Funds Global Balanced Fund - Class 4**

American Funds Global Growth Fund - Class 1**

American Funds Global Growth Fund - Class 1A**

American Funds Global Growth Fund - Class 2

American Funds Global Growth Fund - Class 4

American Funds Global Small Capitalization Fund - Class 1

American Funds Global Small Capitalization Fund - Class 1A**

American Funds Global Small Capitalization Fund - Class 2

American Funds Global Small Capitalization Fund - Class 4

American Funds Growth Fund - Class 1

American Funds Growth Fund - Class 1A**

American Funds Growth Fund - Class 2

American Funds Growth Fund - Class 4

American Funds Growth-Income Fund - Class 1

American Funds Growth-Income Fund - Class 1A**

American Funds Growth-Income Fund - Class 2

American Funds Growth-Income Fund - Class 4

American Funds High-Income Trust - Class 1**

American Funds High-Income Trust - Class 1A**

American Funds International Fund - Class 1

American Funds International Fund - Class 1A**

American Funds International Fund - Class 2

American Funds International Fund - Class 4

American Funds International Growth and Income Fund - Class 1

American Funds International Growth and Income Fund - Class 1A**

American Funds Managed Risk Asset Allocation Fund - Class P1**

American Funds Managed Risk Asset Allocation Fund - Class P2

American Funds Managed Risk Growth Fund - Class P1**

American Funds Managed Risk Growth-Income Fund - Class P1**

American Funds Managed Risk International Fund - Class P1**

American Funds Managed Risk Washington Mutual Investors Fund - Class P1**

American Funds Mortgage Fund - Class 1

American Funds Mortgage Fund - Class 1A**

American Funds Mortgage Fund - Class 4

American Funds New World Fund® - Class 1

American Funds New World Fund® - Class 1A**

American Funds New World Fund® - Class 4

American Funds The Bond Fund of America - Class 1

American Funds The Bond Fund of America - Class 1A**

American Funds U.S. Government Securities Fund - Class 1**

American Funds U.S. Government Securities Fund - Class 1A**

American Funds Washington Mutual Investors Fund - Class 1

American Funds Washington Mutual Investors Fund - Class 1A**

American Funds Washington Mutual Investors Fund - Class 4

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class I

BlackRock Global Allocation V.I. Fund - Class III

Columbia Funds Variable Insurance Trust:

Columbia VP Strategic Income Fund - Class 1**

Columbia VP Strategic Income Fund - Class 2

Columbia Funds Variable Insurance Trust II:

Columbia VP Commodity Strategy Fund - Class 1**

Columbia VP Commodity Strategy Fund - Class 2

Columbia VP Emerging Markets Bond Fund - Class 1**

Columbia VP Emerging Markets Bond Fund - Class 2

Delaware VIP® Trust:

Delaware Ivy VIP Asset Strategy Portfolio - Class I**

Delaware Ivy VIP Asset Strategy Portfolio - Class II

Delaware Ivy VIP Energy Portfolio - Class I**

Delaware Ivy VIP Energy Portfolio - Class II

Delaware Ivy VIP High Income Portfolio - Class I**

Delaware Ivy VIP High Income Portfolio - Class II

Delaware Ivy VIP Mid Cap Growth Portfolio - Class I**

Delaware Ivy VIP Mid Cap Growth Portfolio - Class II

Delaware Ivy VIP Science and Technology Portfolio - Class I**

Delaware Ivy VIP Science and Technology Portfolio - Class II

Delaware Ivy VIP Small Cap Growth Portfolio - Class I**

Delaware Ivy VIP Small Cap Growth Portfolio - Class II

Delaware VIP® Emerging Markets Series - Service Class

Delaware VIP® Emerging Markets Series - Standard Class**

Delaware VIP® Small Cap Value Series - Service Class

Delaware VIP® Small Cap Value Series - Standard Class

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP Portfolio - Class A

DWS Equity 500 Index VIP Portfolio - Class B**

DWS Small Cap Index VIP Portfolio - Class A

DWS Small Cap Index VIP Portfolio - Class B**

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP Portfolio - Class A

DWS Alternative Asset Allocation VIP Portfolio - Class B

Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income Fund - ADV Class**

Eaton Vance VT Floating-Rate Income Fund - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Balanced Portfolio - Initial Class**

Fidelity® VIP Balanced Portfolio - Service Class 2

Fidelity® VIP Contrafund® Portfolio - Initial Class**

Fidelity® VIP Contrafund® Portfolio - Service Class**

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP FundsManager® 50% Portfolio - Investor Class**

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class**

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Initial Class**

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class**

Fidelity® VIP Overseas Portfolio - Service Class**

Fidelity® VIP Overseas Portfolio - Service Class 2**

Fidelity® VIP Strategic Income Portfolio - Initial Class**

Fidelity® VIP Strategic Income Portfolio - Service Class 2

First Trust Variable Insurance Trust:

First Trust Capital Strength Portfolio - Class I

First Trust Capital Strength Portfolio - Class II**

First Trust Dorsey Wright Tactical Core Portfolio - Class I

First Trust Dorsey Wright Tactical Core Portfolio - Class II**

First Trust International Developed Capital Strength Portfolio - Class I

First Trust International Developed Capital Strength Portfolio - Class II**

First Trust Multi Income Allocation Portfolio - Class I

First Trust Multi Income Allocation Portfolio - Class II**

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II**

Franklin Templeton Variable Insurance Products Trust:

Franklin Allocation VIP Fund - Class 1**

Franklin Allocation VIP Fund - Class 4

Franklin Income VIP Fund - Class 1**

Franklin Income VIP Fund - Class 2

Franklin Income VIP Fund - Class 4

Franklin Multi-Asset Variable Conservative Growth - Class I**

Franklin Multi-Asset Variable Conservative Growth - Class II

Franklin Mutual Shares VIP Fund - Class 1**

Franklin Mutual Shares VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 4

Franklin Rising Dividends VIP Fund - Class 1**

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Franklin Rising Dividends VIP Fund - Class 4

Franklin Small Cap Value VIP Fund - Class 1**

Franklin Small Cap Value VIP Fund - Class 4

Franklin Small-Mid Cap Growth VIP Fund - Class 1**

Franklin Small-Mid Cap Growth VIP Fund - Class 2**

Franklin Small-Mid Cap Growth VIP Fund - Class 4

Templeton Foreign VIP Fund - Class 1**

Templeton Foreign VIP Fund - Class 4

Templeton Global Bond VIP Fund - Class 1**

Templeton Global Bond VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 4

Templeton Growth VIP Fund - Class 1**

Templeton Growth VIP Fund - Class 2

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares**

Goldman Sachs VIT Government Money Market Fund - Service Shares

Goldman Sachs VIT Large Cap Value Fund - Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares**

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund - Class IA**

Hartford Capital Appreciation HLS Fund - Class IC

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio - Class 1**

JPMorgan Insurance Trust Core Bond Portfolio - Class 2

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1**

JPMorgan Insurance Trust Global Allocation Portfolio - Class 2

JPMorgan Insurance Trust Income Builder Portfolio - Class 1**

JPMorgan Insurance Trust Income Builder Portfolio - Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio - Class I**

ClearBridge Variable Aggressive Growth Portfolio - Class II

ClearBridge Variable Large Cap Growth Portfolio - Class I**

ClearBridge Variable Large Cap Growth Portfolio - Class II

ClearBridge Variable Mid Cap Portfolio - Class I**

ClearBridge Variable Mid Cap Portfolio - Class II

Lincoln Variable Insurance Products Trust*:

Lincoln iShares® Fixed Income Allocation Fund - Standard Class**

Lincoln iShares® Global Growth Allocation Fund - Standard Class

Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class**

Lincoln Nasdaq-100 Buffer Fund Dec - Service Class**

Lincoln Nasdaq-100 Buffer Fund Jun - Service Class**

Lincoln Nasdaq-100 Buffer Fund Sep - Service Class**

Lincoln S&P 500 Buffer Fund Aug - Service Class**

Lincoln S&P 500 Buffer Fund May - Service Class**

Lincoln S&P 500 Buffer Fund Nov - Service Class**

Lincoln S&P 500 Ultra Buffer Fund Aug - Service Class**

Lincoln S&P 500 Ultra Buffer Fund May - Service Class**

Lincoln S&P 500 Ultra Buffer Fund Nov - Service Class**

LVIP American Balanced Allocation Fund - Service Class

LVIP American Balanced Allocation Fund - Standard Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class**

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class

LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class**

LVIP American Global Growth Allocation Managed Risk Fund - Service Class

LVIP American Global Growth Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Fund - Service Class II

LVIP American Global Small Capitalization Fund - Service Class II

LVIP American Growth Allocation Fund - Service Class

LVIP American Growth Allocation Fund - Standard Class**

LVIP American Growth Fund - Service Class II

LVIP American Growth-Income Fund - Service Class II

LVIP American Income Allocation Fund - Standard Class**

LVIP American International Fund - Service Class II

LVIP American Preservation Fund - Service Class

LVIP American Preservation Fund - Standard Class**

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Baron Growth Opportunities Fund - Service Class

LVIP Baron Growth Opportunities Fund - Standard Class**

LVIP BlackRock Advantage Allocation Fund - Service Class

LVIP BlackRock Advantage Allocation Fund - Standard Class**

LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class**

LVIP BlackRock Global Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Global Real Estate Fund - Service Class

LVIP BlackRock Global Real Estate Fund - Standard Class**

LVIP BlackRock Inflation Protected Bond Fund - Service Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Service Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class

LVIP Delaware Bond Fund - Service Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Service Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Diversified Income Fund - Service Class

LVIP Delaware Diversified Income Fund - Standard Class

LVIP Delaware High Yield Fund - Service Class

LVIP Delaware High Yield Fund - Standard Class

LVIP Delaware Limited-Term Diversified Income Fund - Service Class

LVIP Delaware Limited-Term Diversified Income Fund - Standard Class

LVIP Delaware Mid Cap Value Fund - Service Class

LVIP Delaware Mid Cap Value Fund - Standard Class**

LVIP Delaware REIT Fund - Service Class

LVIP Delaware REIT Fund - Standard Class

LVIP Delaware SMID Cap Core Fund - Service Class

LVIP Delaware SMID Cap Core Fund - Standard Class

LVIP Delaware Social Awareness Fund - Service Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware U.S. Growth Fund - Service Class

LVIP Delaware U.S. Growth Fund - Standard Class**

LVIP Delaware Value Fund - Service Class

LVIP Delaware Value Fund - Standard Class

LVIP Delaware Wealth Builder Fund - Service Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Service Class

LVIP Dimensional International Core Equity Fund - Standard Class**

LVIP Dimensional International Equity Managed Volatility Fund - Service Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class**

LVIP Dimensional U.S. Core Equity 1 Fund - Service Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Service Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class**

LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class**

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class**

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class**

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class**

LVIP Global Conservative Allocation Managed Risk Fund - Service Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Service Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class**

LVIP Global Income Fund - Service Class

LVIP Global Income Fund - Standard Class**

LVIP Global Moderate Allocation Managed Risk Fund - Service Class

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class**

LVIP Government Money Market Fund - Service Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Service Class

LVIP JPMorgan High Yield Fund - Standard Class**

LVIP JPMorgan Retirement Income Fund - Service Class

LVIP JPMorgan Retirement Income Fund - Standard Class**

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class**

LVIP Loomis Sayles Global Growth Fund - Service Class

LVIP Loomis Sayles Global Growth Fund - Standard Class**

LVIP MFS International Equity Managed Volatility Fund - Service Class

LVIP MFS International Equity Managed Volatility Fund - Standard Class**

LVIP MFS International Growth Fund - Service Class

LVIP MFS International Growth Fund - Standard Class**

LVIP MFS Value Fund - Service Class

LVIP MFS Value Fund - Standard Class**

LVIP Mondrian International Value Fund - Service Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class**

LVIP PIMCO Low Duration Bond Fund - Service Class

LVIP PIMCO Low Duration Bond Fund - Standard Class

LVIP SSGA Bond Index Fund - Service Class

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Service Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class**

LVIP SSGA Conservative Structured Allocation Fund - Service Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class**

LVIP SSGA Developed International 150 Fund - Service Class

LVIP SSGA Developed International 150 Fund - Standard Class**

LVIP SSGA Emerging Markets 100 Fund - Service Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Emerging Markets Equity Index Fund - Service Class

LVIP SSGA Emerging Markets Equity Index Fund - Standard Class**

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class**

LVIP SSGA International Index Fund - Service Class

LVIP SSGA International Index Fund - Standard Class**

LVIP SSGA International Managed Volatility Fund - Service Class

LVIP SSGA International Managed Volatility Fund - Standard Class**

LVIP SSGA Large Cap 100 Fund - Service Class

LVIP SSGA Large Cap 100 Fund - Standard Class

LVIP SSGA Large Cap Managed Volatility Fund - Service Class

LVIP SSGA Large Cap Managed Volatility Fund - Standard Class**

LVIP SSGA Mid-Cap Index Fund - Service Class

LVIP SSGA Mid-Cap Index Fund - Standard Class

LVIP SSGA Moderate Index Allocation Fund - Service Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class**

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP SSGA Moderate Structured Allocation Fund - Service Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class**

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class**

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class**

LVIP SSGA Nasdaq-100 Index Fund - Service Class

LVIP SSGA Nasdaq-100 Index Fund - Standard Class**

LVIP SSGA S&P 500 Index Fund - Service Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Short-Term Bond Index Fund - Service Class

LVIP SSGA Short-Term Bond Index Fund - Standard Class**

LVIP SSGA Small-Cap Index Fund - Service Class

LVIP SSGA Small-Cap Index Fund - Standard Class

LVIP SSGA Small-Mid Cap 200 Fund - Service Class

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class

LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class**

LVIP T. Rowe Price 2010 Fund - Service Class

LVIP T. Rowe Price 2010 Fund - Standard Class**

LVIP T. Rowe Price 2020 Fund - Service Class

LVIP T. Rowe Price 2020 Fund - Standard Class**

LVIP T. Rowe Price 2030 Fund - Service Class

LVIP T. Rowe Price 2030 Fund - Standard Class**

LVIP T. Rowe Price 2040 Fund - Service Class

LVIP T. Rowe Price 2040 Fund - Standard Class**

LVIP T. Rowe Price Growth Stock Fund - Service Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class**

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class**

LVIP U.S. Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class**

LVIP Vanguard Bond Allocation Fund - Service Class

LVIP Vanguard Bond Allocation Fund - Standard Class

LVIP Vanguard Domestic Equity ETF Fund - Service Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class**

LVIP Vanguard International Equity ETF Fund - Service Class

LVIP Vanguard International Equity ETF Fund - Standard Class**

LVIP Wellington Capital Growth Fund - Service Class

LVIP Wellington Capital Growth Fund - Standard Class**

LVIP Wellington SMID Cap Value Fund - Service Class

LVIP Wellington SMID Cap Value Fund - Standard Class**

LVIP Western Asset Core Bond Fund - Service Class

LVIP Western Asset Core Bond Fund - Standard Class**

Lord Abbett Series Fund, Inc.:

Lord Abbett Series Fund Bond Debenture Portfolio - Class VC

Lord Abbett Series Fund Developing Growth Portfolio - Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Growth Series - Service Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Total Return Series - Service Class

MFS® VIT Utilities Series - Initial Class

MFS® VIT Utilities Series - Service Class

MFS® Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Service Class

MFS® VIT II International Intrinsic Value Portfolio - Initial Class**

MFS® VIT II International Intrinsic Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. (VIF):

Morgan Stanley VIF Global Infrastructure Portfolio - Class I**

Morgan Stanley VIF Global Infrastructure Portfolio - Class II

Morgan Stanley VIF Growth Portfolio - Class II

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Northern Lights Variable Trust:

TOPS® Balanced ETF Portfolio - Service Class Shares**

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

TOPS® Moderate Growth ETF Portfolio - Service Class Shares**

PIMCO Variable Insurance Trust:

PIMCO VIT All Asset Portfolio - Advisor Class

PIMCO VIT All Asset Portfolio - Institutional Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class**

PIMCO VIT Dynamic Bond Portfolio - Advisor Class

PIMCO VIT Dynamic Bond Portfolio - Institutional Class**

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class**

Putnam Variable Trust:

Putnam VT George Putnam Balanced Fund - Class IA**

Putnam VT George Putnam Balanced Fund - Class IB

Putnam VT Global Health Care Fund - Class IA**

Putnam VT Global Health Care Fund - Class IB

Putnam VT Income Fund - Class IA**

Putnam VT Income Fund - Class IB

Putnam VT Large Cap Value Fund - Class IA**

Putnam VT Large Cap Value Fund - Class IB

Putnam VT Multi-Asset Absolute Return Fund - Class IA**

Putnam VT Multi-Asset Absolute Return Fund - Class IB

Rydex Variable Trust:

Guggenheim VT Long Short Equity

Guggenheim VT Multi-Hedge Strategies

VanEck VIP Trust:

VanEck VIP Global Resources Fund - Class S Shares

VanEck VIP Global Resources Fund - Initial Class Shares**

Virtus Variable Insurance Trust:

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares**

*   Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2021

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2021. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state, and mortality tables based on issue year. For issue years 2015 and later, the 2012 IAM Table is used. Issue years 1998 to 2014 use the A2000 individual mortality table. Issue years 1985 to 1997 use the 1983a individual mortality table. Issue years 1976 to 1985 use the 1971 individual mortality table. Tables used for issues prior to 1976 include the Code Progressive with 4-year setback table and Code 49 table.

Investment Fund Changes: During 2020, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2020, the 2020 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2020:

First Trust Capital Strength Portfolio - Class I	First Trust International Developed Capital Strength Portfolio - Class I
First Trust Capital Strength Portfolio - Class II	First Trust International Developed Capital Strength Portfolio - Class II

Also during 2020, the following funds changed their names:

Previous Fund Name	New Fund Name
ALPS/Red Rocks Listed Private Equity Portfolio - Class I	ALPS/Red Rocks Global Opportunity Portfolio - Class I
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	ALPS/Red Rocks Global Opportunity Portfolio - Class III
American Funds Global Bond Fund - Class 1	American Funds Capital World Bond Fund - Class 1
American Funds Global Bond Fund - Class 1A	American Funds Capital World Bond Fund - Class 1A
LVIP Delaware Special Opportunities Fund - Service Class	LVIP Delaware Mid Cap Value Fund - Service Class
LVIP Delaware Special Opportunities Fund - Standard Class	LVIP Delaware Mid Cap Value Fund - Standard Class

Also during 2020, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	PIMCO VIT All Asset Portfolio - Advisor Class
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	PIMCO VIT All Asset Portfolio - Institutional Class

Also during 2020, the following funds ceased to be available as investment options to Variable Account contract owners:

PIMCO VIT All Asset All Authority Portfolio - Advisor Class	SEI VP Market Growth Strategy Fund - Class III
PIMCO VIT All Asset All Authority Portfolio - Institutional Class	SEI VP Market Plus Strategy Fund - Class II
SEI VP Market Growth Strategy Fund - Class II	SEI VP Market Plus Strategy Fund - Class III

During 2021, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2021, the 2021 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2021:

Lincoln Nasdaq-100 Buffer Fund Dec - Service Class	Lincoln S&P 500 Ultra Buffer Fund Aug - Service Class
Lincoln Nasdaq-100 Buffer Fund Jun - Service Class	Lincoln S&P 500 Ultra Buffer Fund May - Service Class
Lincoln Nasdaq-100 Buffer Fund Sep - Service Class	Lincoln S&P 500 Ultra Buffer Fund Nov - Service Class
Lincoln S&P 500 Buffer Fund Aug - Service Class	LVIP SSGA Nasdaq-100 Index Fund - Service Class
Lincoln S&P 500 Buffer Fund May - Service Class	LVIP SSGA Nasdaq-100 Index Fund - Standard Class
Lincoln S&P 500 Buffer Fund Nov - Service Class

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Also during 2021, the following funds changed their names:

Previous Fund Name	New Fund Name
American Funds Global Growth and Income Fund - Class 1	American Funds Capital World Growth and Income Fund - Class 1
American Funds Global Growth and Income Fund - Class 1A	American Funds Capital World Growth and Income Fund - Class 1A
American Funds High-Income Bond Fund - Class 1	American Funds High-Income Trust - Class 1
American Funds High-Income Bond Fund - Class 1A	American Funds High-Income Trust - Class 1A
American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1	American Funds Managed Risk Washington Mutual Investors Fund - Class P1
American Funds Bond Fund - Class 1	American Funds The Bond Fund of America - Class 1
American Funds Bond Fund - Class 1A	American Funds The Bond Fund of America - Class 1A
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1	American Funds U.S. Government Securities Fund - Class 1
American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A	American Funds U.S. Government Securities Fund - Class 1A
American Funds Blue Chip Income and Growth Fund - Class 1	American Funds Washington Mutual Investors Fund - Class 1
American Funds Blue Chip Income and Growth Fund - Class 1A	American Funds Washington Mutual Investors Fund - Class 1A
American Funds Blue Chip Income and Growth Fund - Class 4	American Funds Washington Mutual Investors Fund - Class 4
Invesco Oppenheimer V.I. Global Fund - Series II Shares	Invesco V.I. Global Fund - Series II Shares
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares	Invesco V.I. Main Street Small Cap Fund® - Series I Shares
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	Invesco V.I. Main Street Small Cap Fund® - Series II Shares
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	LVIP Vanguard Bond Allocation Fund - Service Class
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	LVIP Vanguard Bond Allocation Fund - Standard Class
LVIP Wellington Mid-Cap Value Fund - Service Class	LVIP Wellington SMID Cap Value Fund - Service Class
LVIP Wellington Mid-Cap Value Fund - Standard Class	LVIP Wellington SMID Cap Value Fund - Standard Class
Putnam VT Equity Income Fund - Class IA	Putnam VT Large Cap Value Fund - Class IA
Putnam VT Equity Income Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB
VanEck VIP Global Hard Assets Fund - Class S Shares	VanEck VIP Global Resources Fund - Class S Shares
VanEck VIP Global Hard Assets Fund - Initial Class Shares	VanEck VIP Global Resources Fund - Initial Class Shares

Also during 2021, the Delaware VIP® Trust assumed the assets and liabilities of the Ivy Variable Insurance Portfolios. The following funds were affected:

Predecessor Fund	Fund
Ivy VIP Asset Strategy Portfolio - Class I	Delaware Ivy VIP Asset Strategy Portfolio - Class I
Ivy VIP Asset Strategy Portfolio - Class II	Delaware Ivy VIP Asset Strategy Portfolio - Class II
Ivy VIP Energy Portfolio - Class I	Delaware Ivy VIP Energy Portfolio - Class I
Ivy VIP Energy Portfolio - Class II	Delaware Ivy VIP Energy Portfolio - Class II
Ivy VIP High Income Portfolio - Class I	Delaware Ivy VIP High Income Portfolio - Class I
Ivy VIP High Income Portfolio - Class II	Delaware Ivy VIP High Income Portfolio - Class II
Ivy VIP Mid Cap Growth Portfolio - Class I	Delaware Ivy VIP Mid Cap Growth Portfolio - Class I
Ivy VIP Mid Cap Growth Portfolio - Class II	Delaware Ivy VIP Mid Cap Growth Portfolio - Class II
Ivy VIP Science and Technology Portfolio - Class I	Delaware Ivy VIP Science and Technology Portfolio - Class I
Ivy VIP Science and Technology Portfolio - Class II	Delaware Ivy VIP Science and Technology Portfolio - Class II
Ivy VIP Small Cap Growth Portfolio - Class I	Delaware Ivy VIP Small Cap Growth Portfolio - Class I
Ivy VIP Small Cap Growth Portfolio - Class II	Delaware Ivy VIP Small Cap Growth Portfolio - Class II

Also during 2021, the Franklin Templeton Variable Insurance Products trust assumed the assets and liabilities of the Legg Mason Partners Variable Equity trust. The following funds were affected:

Predecessor Fund	Fund
QS Variable Conservative Growth - Class I	Franklin Multi-Asset Variable Conservative Growth - Class I
QS Variable Conservative Growth - Class II	Franklin Multi-Asset Variable Conservative Growth - Class II

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Also during 2021, the Lincoln Variable Insurance Products Trust assumed the assets and liabilities of the Delaware VIP® Trust. The following funds were affected:

Fund Acquired	Acquiring Fund
Delaware VIP® Diversified Income Series - Service Class	LVIP Delaware Diversified Income Fund - Service Class
Delaware VIP® Diversified Income Series - Standard Class	LVIP Delaware Diversified Income Fund - Standard Class
Delaware VIP® High Yield Series - Service Class	LVIP Delaware High Yield Fund - Service Class
Delaware VIP® High Yield Series - Standard Class	LVIP Delaware High Yield Fund - Standard Class
Delaware VIP® Limited-Term Diversified Income Series - Service Class	LVIP Delaware Limited-Term Diversified Income Fund - Service Class
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class
Delaware VIP® REIT Series - Service Class	LVIP Delaware REIT Fund - Service Class
Delaware VIP® REIT Series - Standard Class	LVIP Delaware REIT Fund - Standard Class
Delaware VIP® Smid Cap Core Series - Service Class	LVIP Delaware SMID Cap Core Fund - Service Class
Delaware VIP® Smid Cap Core Series - Standard Class	LVIP Delaware SMID Cap Core Fund - Standard Class
Delaware VIP® U.S. Growth Series - Service Class	LVIP Delaware U.S. Growth Fund - Service Class
Delaware VIP® U.S. Growth Series - Standard Class	LVIP Delaware U.S. Growth Fund - Standard Class
Delaware VIP® Value Series - Service Class	LVIP Delaware Value Fund - Service Class
Delaware VIP® Value Series - Standard Class	LVIP Delaware Value Fund - Standard Class

Also during 2021, the following fund ceased to be available as an investment option to Variable Account contract owners:

Rational Trend Aggregation VA Fund

COVID-19 Risk: The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the thirty-one contract types within the Variable Account:

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)

•  Lincoln ChoicePlus Advisory at a daily rate of .0005479% to .0056164% (.20% to 2.05% on an annual basis)

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis)

•  For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (.20% to 2.10% on an annual basis)

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis)

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis)

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis)

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis)

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis)

•  Lincoln ChoicePlus II at a daily rate of .0034247% to .0082192% (1.25% to 3.00% on an annual basis)

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis)

•  Lincoln Core Income at a daily rate of .0015068% to .0031507% (.55% to 1.15% on an annual basis)

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis)

•  Lincoln Investor Advantage Advisory at a daily rate of .0002740% to .0013699% (.10% to .50% on an annual basis)

•  Lincoln Investor Advantage B Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis)

•  Lincoln Investor Advantage C-Share at a daily rate of .0034247% to .0045205% (1.25% to 1.65% on an annual basis)

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis)

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2021 and 2020 were $27,168,213 and $26,805,878, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2021 and 2020, sales charges amounted to $709 and $318, respectively.

Surrender, contract and all other charges are included within Net unit transactions on the Statements of Changes in Net Assets.

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2021, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio - Class B
	2021		0.80%	2.80%	$14.86	$48.66	104,337	$3,559,563	19.20%	21.61%	0.00%
	2020		0.80%	2.80%	12.30	40.34	109,302	3,080,003	35.24%	38.00%	0.44%
	2019		0.80%	2.80%	8.97	29.47	119,169	2,466,032	26.19%	28.78%	0.16%
	2018		0.80%	2.80%	7.01	23.08	125,509	2,000,276	-12.47%	-10.69%	0.00%
	2017		0.80%	2.80%	7.89	26.05	134,914	2,397,062	32.54%	35.21%	0.27%
AB VPS Large Cap Growth Portfolio - Class B
	2021		1.40%	2.10%	30.68	71.78	13,459	522,623	26.48%	26.86%	0.00%
	2020		1.40%	1.70%	24.25	56.71	14,686	420,111	32.87%	33.27%	0.00%
	2019		1.40%	1.70%	18.24	42.64	15,300	332,252	32.10%	32.50%	0.00%
	2018		1.40%	1.70%	13.80	32.24	18,120	319,512	0.60%	0.90%	0.00%
	2017		1.40%	1.70%	13.71	32.02	20,586	351,518	29.46%	29.84%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class B
	2021		0.10%	3.25%	15.94	62.87	354,316	13,307,885	31.27%	34.77%	0.62%
	2020		0.65%	3.25%	12.10	47.11	327,609	9,450,472	-0.04%	2.39%	0.80%
	2019		0.65%	3.05%	12.09	46.45	333,600	9,849,487	16.41%	19.11%	0.33%
	2018		0.65%	2.95%	10.38	39.37	341,400	8,703,305	-17.76%	-15.86%	0.22%
	2017		0.65%	2.95%	21.67	47.22	341,772	10,672,198	9.57%	12.13%	0.24%
ALPS/Alerian Energy Infrastructure Portfolio - Class III
	2021		0.95%	1.50%	8.05	10.21	64,876	610,458	35.72%	36.47%	1.28%
	2020		0.95%	1.50%	5.93	7.48	32,069	204,647	-26.24%	-25.84%	2.88%
	2019		0.95%	1.50%	8.04	8.22	33,932	290,601	18.62%	19.10%	2.11%
	2018		1.10%	1.50%	6.78	6.90	26,187	178,981	-20.17%	-19.85%	1.73%
	2017		1.10%	1.50%	8.49	8.61	27,767	237,316	-2.32%	-1.92%	2.09%
ALPS/Red Rocks Global Opportunity Portfolio - Class III
	2021		0.95%	1.50%	15.80	19.21	30,815	535,419	22.09%	22.76%	4.58%
	2020		0.95%	1.50%	12.87	15.67	29,156	417,813	7.62%	8.22%	11.59%
	2019		0.95%	1.50%	11.89	14.50	28,374	398,669	37.76%	38.52%	0.00%
	2018		0.95%	1.50%	10.33	10.48	13,866	141,839	-13.83%	-13.49%	6.35%
	2017		1.10%	1.50%	12.07	12.12	7,715	93,134	23.42%	23.60%	3.26%
ALPS/Stadion Core ETF Portfolio - Class III
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.14%
	2018		0.30%	2.65%	9.78	10.76	139,874	1,379,139	-7.65%	-6.40%	0.59%
	2017		0.30%	1.65%	11.42	11.58	59,076	635,640	11.88%	12.33%	0.43%
ALPS/Stadion Tactical Growth Portfolio - Class III
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.26%
	2018		0.95%	1.25%	10.65	10.71	36,260	377,255	-5.46%	-5.32%	0.28%
	2017		1.10%	1.25%	11.27	11.27	13,988	157,910	10.79%	10.79%	0.40%
American Century VP Balanced Fund - Class II
	2021		0.30%	2.95%	15.02	17.00	817,491	13,322,295	12.12%	15.13%	0.47%
	2020		0.30%	2.95%	13.39	14.83	802,795	11,480,655	9.01%	11.93%	0.94%
	2019		0.30%	2.95%	12.29	13.31	785,165	10,161,069	15.92%	18.49%	1.31%
	2018		0.10%	2.95%	10.60	11.19	584,113	6,434,476	-6.73%	-4.03%	1.22%
	2017		0.10%	2.95%	11.50	11.72	346,730	4,028,439	11.15%	12.39%	1.45%
American Century VP Large Company Value Fund - Class I
	2021		0.65%	0.65%	15.14	15.14	1,007	15,253	20.92%	20.92%	1.39%
	2020		0.65%	0.65%	12.52	12.52	1,242	15,559	1.95%	1.95%	1.74%
	2019	6/6/19	0.65%	0.65%	12.28	12.28	1,358	16,676	11.49%	11.49%	1.26%
American Century VP Large Company Value Fund - Class II
	2021		0.95%	3.25%	13.34	14.70	366,801	5,251,732	17.64%	20.38%	1.29%
	2020		0.95%	3.25%	11.34	12.24	320,133	3,825,795	-0.79%	1.52%	1.62%
	2019		0.30%	3.25%	11.43	12.35	241,346	2,858,203	23.24%	26.93%	1.88%
	2018		0.30%	3.25%	9.30	9.57	154,728	1,469,479	-10.95%	-9.37%	1.93%
	2017	6/22/17	1.30%	3.05%	10.45	10.56	22,704	238,456	3.52%	6.96%	0.63%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Asset Allocation Fund - Class 1
	2021		0.65%	0.65%	$26.94	$26.94	261	$7,024	14.67%	14.67%	1.78%
	2020		0.65%	0.65%	23.49	23.49	267	6,269	11.99%	11.99%	1.97%
	2019		0.65%	0.65%	20.98	20.98	252	5,281	20.74%	20.74%	2.17%
	2018		0.65%	0.65%	17.38	17.38	255	4,434	-4.97%	-4.97%	1.90%
	2017		0.65%	0.65%	18.28	18.28	255	4,668	15.75%	15.75%	1.81%
American Funds Asset Allocation Fund - Class 4
	2021		0.50%	1.65%	13.96	18.80	1,050,974	16,947,189	12.96%	14.27%	1.36%
	2020		0.50%	1.65%	12.33	15.95	996,743	14,369,688	10.32%	11.10%	1.52%
	2019		0.95%	1.65%	11.14	14.38	884,191	11,705,292	18.95%	19.78%	1.98%
	2018		0.95%	1.65%	11.72	12.02	666,728	7,751,797	-6.39%	-5.87%	1.57%
	2017		0.10%	1.65%	12.52	12.77	533,452	6,769,543	14.01%	14.64%	1.51%
American Funds Capital Income Builder® - Class 1
	2021		0.65%	0.65%	14.70	14.70	979	14,391	14.56%	14.56%	2.87%
	2020		0.65%	0.65%	12.83	12.83	1,207	15,494	3.97%	3.97%	3.13%
	2019		0.65%	0.65%	12.34	12.34	1,319	16,286	17.39%	17.39%	3.15%
	2018		0.65%	0.65%	10.52	10.52	1,319	13,873	-7.37%	-7.37%	2.99%
	2017		0.60%	0.65%	11.35	11.37	1,997	22,699	12.56%	12.62%	3.00%
American Funds Capital Income Builder® - Class 4
	2021		0.95%	1.65%	12.59	13.67	164,932	2,175,529	12.80%	13.60%	2.59%
	2020		0.95%	1.65%	11.12	12.05	149,343	1,748,252	2.41%	3.13%	2.68%
	2019		0.95%	1.65%	10.90	11.70	153,990	1,762,034	15.69%	16.52%	2.65%
	2018		0.95%	1.65%	9.80	10.06	133,946	1,333,668	-8.77%	-8.26%	2.69%
	2017		1.10%	1.65%	10.75	10.96	126,726	1,376,581	10.81%	11.42%	2.52%
American Funds Capital World Bond Fund - Class 1
	2021		0.65%	0.65%	11.88	11.88	518	6,151	-5.35%	-5.35%	0.31%
	2020		0.65%	0.65%	12.55	12.55	7,324	91,933	9.46%	9.46%	1.56%
	2019		0.65%	0.65%	11.47	11.47	6,100	69,960	7.38%	7.38%	1.92%
	2018		0.65%	0.65%	10.68	10.68	4,797	51,233	-1.78%	-1.78%	2.68%
	2017		0.65%	0.65%	10.87	10.87	3,463	37,670	6.42%	6.42%	0.64%
American Funds Capital World Growth and Income Fund - Class 1
	2021		0.65%	0.65%	26.47	26.47	2,525	66,839	14.28%	14.28%	1.96%
	2020		0.65%	0.65%	23.16	23.16	2,140	49,568	8.32%	8.32%	1.72%
	2019		0.65%	0.65%	21.39	21.39	1,459	31,202	30.54%	30.54%	1.90%
	2018		0.65%	0.65%	16.38	16.38	4,040	66,188	-9.94%	-9.94%	1.95%
	2017		0.65%	0.65%	18.19	18.19	3,708	67,463	25.59%	25.59%	2.42%
American Funds Global Growth Fund - Class 2
	2021		0.75%	3.15%	28.45	55.07	256,489	12,126,577	12.81%	15.55%	0.33%
	2020		0.75%	3.15%	25.22	47.90	278,165	11,564,831	26.42%	29.49%	0.34%
	2019		0.75%	3.15%	19.95	37.18	331,233	10,804,668	31.08%	34.27%	1.07%
	2018		0.75%	3.15%	15.22	27.83	395,464	9,731,881	-11.87%	-9.74%	0.64%
	2017		0.75%	3.15%	17.26	30.98	452,188	12,416,826	27.40%	30.51%	0.64%
American Funds Global Growth Fund - Class 4
	2021		0.10%	1.65%	16.81	24.74	295,553	6,684,150	14.24%	15.16%	0.21%
	2020		0.85%	1.65%	14.82	21.54	275,112	5,513,911	28.04%	29.06%	0.16%
	2019		0.85%	1.65%	11.50	16.73	235,541	3,807,978	32.67%	33.60%	0.96%
	2018		0.95%	1.65%	10.07	12.54	228,821	2,807,053	-10.72%	-10.23%	0.52%
	2017		0.10%	1.65%	13.69	13.97	200,661	2,779,135	28.97%	29.68%	0.69%
American Funds Global Small Capitalization Fund - Class 1
	2021		0.65%	0.65%	41.16	41.16	1,887	77,681	6.28%	6.28%	0.00%
	2020		0.65%	0.65%	38.73	38.73	1,543	59,777	29.21%	29.21%	0.20%
	2019		0.65%	0.65%	29.98	29.98	1,296	38,842	30.99%	30.99%	0.44%
	2018		0.65%	0.65%	22.88	22.88	1,028	23,526	-10.89%	-10.89%	0.37%
	2017		0.65%	0.65%	25.68	25.68	752	19,308	25.41%	25.41%	0.69%
American Funds Global Small Capitalization Fund - Class 2
	2021		0.65%	3.00%	22.70	65.94	203,356	8,132,210	3.58%	6.05%	0.00%
	2020		0.65%	3.00%	21.91	62.77	230,506	8,746,002	25.89%	28.88%	0.17%
	2019		0.65%	3.00%	17.41	49.17	264,030	7,779,757	27.63%	30.67%	0.15%
	2018		0.65%	3.00%	13.64	37.99	301,956	6,918,718	-13.20%	-11.13%	0.08%
	2017		0.65%	3.00%	15.71	43.15	342,321	8,894,248	22.17%	25.08%	0.43%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Small Capitalization Fund - Class 4
	2021		0.10%	1.65%	$14.79	$20.45	49,975	$906,053	4.84%	6.32%	0.00%
	2020		0.10%	1.50%	14.03	18.30	38,979	691,758	27.46%	28.30%	0.13%
	2019		0.85%	1.50%	12.98	14.30	42,616	592,900	29.29%	30.16%	0.01%
	2018		0.85%	1.65%	10.81	11.02	41,120	449,186	-12.13%	-11.78%	0.02%
	2017		1.10%	1.50%	12.31	12.49	38,041	472,118	23.75%	24.25%	0.40%
American Funds Growth Fund - Class 1
	2021		0.65%	0.65%	81.83	81.83	170	13,934	21.50%	21.50%	0.06%
	2020		0.65%	0.65%	67.35	67.35	3,331	224,335	51.47%	51.47%	0.57%
	2019		0.65%	0.65%	44.46	44.46	2,983	132,628	30.26%	30.26%	1.06%
	2018		0.65%	0.65%	34.13	34.13	2,493	85,089	-0.66%	-0.66%	0.75%
	2017		0.65%	0.65%	34.36	34.36	1,982	68,121	27.80%	27.80%	0.82%
American Funds Growth Fund - Class 2
	2021		0.65%	3.15%	43.08	93.18	955,804	66,337,194	18.16%	21.20%	0.21%
	2020		0.65%	3.15%	36.45	77.61	1,095,417	63,392,648	47.37%	51.10%	0.32%
	2019		0.65%	3.15%	24.20	51.86	1,404,344	54,863,763	26.72%	29.93%	0.73%
	2018		0.65%	3.15%	19.01	40.29	1,606,511	48,962,852	-3.34%	-0.90%	0.41%
	2017		0.65%	3.15%	19.58	41.05	1,893,975	58,938,369	24.31%	27.46%	0.48%
American Funds Growth Fund - Class 4
	2021		0.10%	1.65%	21.08	37.66	564,798	15,528,244	19.69%	21.56%	0.06%
	2020		0.10%	1.65%	17.56	31.04	473,567	11,761,437	49.23%	51.56%	0.20%
	2019		0.10%	1.65%	11.73	20.52	384,131	6,805,546	28.31%	30.31%	0.60%
	2018		0.10%	1.65%	10.99	15.78	314,700	4,643,971	-1.99%	-0.60%	0.27%
	2017		0.10%	1.50%	15.23	15.91	272,968	4,168,460	26.08%	27.60%	0.48%
American Funds Growth-Income Fund - Class 1
	2021		0.65%	1.65%	38.92	53.98	4,847	250,044	22.38%	23.61%	1.13%
	2020		0.65%	1.65%	31.80	43.67	7,545	318,563	11.95%	13.08%	1.68%
	2019		0.65%	1.65%	28.40	38.62	6,598	244,760	24.39%	25.64%	2.04%
	2018		0.65%	1.65%	22.83	30.74	5,689	165,787	-3.16%	-2.19%	1.79%
	2017		0.65%	1.65%	23.58	31.42	4,641	136,107	20.68%	21.89%	1.78%
American Funds Growth-Income Fund - Class 2
	2021		0.65%	3.15%	20.38	56.22	1,410,352	60,141,179	20.26%	23.29%	1.11%
	2020		0.65%	3.15%	16.91	46.03	1,547,143	53,926,940	10.03%	12.81%	1.33%
	2019		0.65%	3.15%	15.33	41.19	1,783,284	55,872,667	22.22%	25.32%	1.63%
	2018		0.65%	3.15%	12.51	33.18	1,999,291	50,482,845	-4.83%	-2.42%	1.34%
	2017		0.65%	3.15%	18.01	34.33	2,335,911	61,060,225	18.59%	21.59%	1.35%
American Funds Growth-Income Fund - Class 4
	2021		0.10%	1.65%	15.59	23.44	398,974	7,941,692	21.77%	23.68%	0.99%
	2020		0.10%	1.65%	12.76	19.15	332,716	5,620,528	11.40%	13.14%	1.22%
	2019		0.10%	1.65%	11.42	17.09	293,183	4,708,314	23.80%	25.73%	1.59%
	2018		0.10%	1.65%	10.83	13.73	241,354	3,252,457	-3.66%	-3.13%	1.26%
	2017		1.10%	1.65%	13.89	14.18	227,243	3,187,547	20.08%	20.74%	1.41%
American Funds High-Income Trust - Class 1
	2020		0.65%	0.65%	15.66	15.66	4,317	67,587	7.51%	7.51%	9.41%
	2019		0.65%	0.65%	14.56	14.56	3,557	51,802	12.12%	12.12%	7.03%
	2018		0.65%	0.65%	12.99	12.99	2,788	36,219	-2.78%	-2.78%	7.05%
	2017		0.65%	0.65%	13.36	13.36	1,984	26,516	6.56%	6.56%	7.68%
American Funds International Fund - Class 1
	2021		0.65%	1.65%	19.04	24.51	4,473	97,225	-2.85%	-1.87%	2.74%
	2020		0.65%	1.65%	19.60	24.98	4,257	94,628	12.40%	13.53%	0.92%
	2019		0.65%	1.65%	17.44	22.00	4,156	80,854	21.20%	22.42%	1.66%
	2018		0.65%	1.65%	14.39	17.98	5,725	93,664	-14.37%	-13.51%	2.02%
	2017		0.65%	1.65%	16.80	20.78	5,429	102,709	30.30%	31.60%	1.48%
American Funds International Fund - Class 2
	2021		0.65%	3.20%	12.29	37.45	673,257	17,098,918	-4.60%	-2.12%	2.37%
	2020		0.65%	3.20%	12.84	38.63	732,582	19,333,703	10.38%	13.23%	0.66%
	2019		0.65%	3.20%	11.60	34.44	787,663	18,575,847	19.01%	22.09%	1.41%
	2018		0.65%	3.20%	9.72	28.48	890,867	17,368,643	-15.87%	-13.70%	1.63%
	2017		0.65%	3.20%	12.80	33.32	1,003,521	23,216,318	28.16%	31.29%	1.19%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds International Fund - Class 4
	2021		0.85%	1.65%	$10.89	$13.57	328,156	$4,172,645	-3.32%	-2.55%	2.42%
	2020		0.85%	1.65%	11.23	13.96	273,059	3,657,855	11.80%	12.69%	0.47%
	2019		0.85%	1.65%	10.08	12.41	255,968	3,099,969	20.66%	21.62%	1.30%
	2018		0.85%	1.65%	9.97	10.23	233,447	2,373,816	-14.83%	-14.36%	1.60%
	2017		1.10%	1.65%	11.78	11.95	188,892	2,249,715	29.93%	30.45%	1.47%
American Funds International Growth and Income Fund - Class 1
	2021		0.65%	0.65%	16.52	16.52	10,973	181,319	4.96%	4.96%	2.98%
	2020		0.65%	0.65%	15.74	15.74	4,425	69,670	5.55%	5.55%	1.90%
	2019		0.65%	0.65%	14.92	14.92	3,598	53,663	22.26%	22.26%	3.02%
	2018		0.65%	0.65%	12.20	12.20	2,804	34,212	-11.58%	-11.58%	2.80%
	2017		0.65%	0.65%	13.80	13.80	2,000	27,608	24.50%	24.50%	2.84%
American Funds Managed Risk Asset Allocation Fund - Class P1
	2017		0.60%	0.60%	15.20	15.20	540	8,220	14.39%	14.39%	0.79%
American Funds Managed Risk Asset Allocation Fund - Class P2
	2021		1.30%	2.90%	13.38	18.36	995,032	18,051,433	9.29%	11.05%	1.36%
	2020		1.30%	2.90%	12.24	16.54	1,178,568	19,276,148	2.86%	4.51%	1.52%
	2019		1.30%	2.90%	14.37	15.82	1,212,290	18,994,927	14.90%	16.46%	2.30%
	2018		1.30%	2.65%	12.51	13.59	1,082,195	14,583,947	-7.38%	-6.12%	1.33%
	2017		1.30%	2.65%	13.57	14.47	895,283	12,856,238	11.91%	13.32%	0.74%
American Funds Mortgage Fund - Class 1
	2021	5/19/21	0.65%	0.65%	12.43	12.43	8,536	106,098	0.18%	0.18%	0.72%
American Funds Mortgage Fund - Class 4
	2021		0.50%	1.50%	10.55	10.94	55,468	613,286	-2.26%	-1.72%	0.33%
	2020		0.95%	1.50%	10.79	11.13	23,146	253,556	4.80%	5.37%	1.17%
	2019		0.95%	1.65%	10.21	10.53	19,397	201,826	3.08%	3.66%	2.09%
	2018		1.10%	1.65%	9.91	10.16	25,645	258,087	-1.57%	-1.03%	1.71%
	2017		1.10%	1.65%	10.06	10.27	30,895	314,668	-0.68%	-0.13%	1.34%
American Funds New World Fund® - Class 1
	2021		0.65%	1.65%	16.95	18.85	3,646	67,226	3.44%	4.48%	1.11%
	2020		0.65%	1.65%	16.38	18.04	3,460	61,102	21.86%	23.09%	0.25%
	2019		0.65%	1.65%	13.44	14.66	3,110	44,461	27.35%	28.63%	1.23%
	2018		0.65%	1.65%	10.56	11.39	3,398	37,803	-15.24%	-14.39%	1.19%
	2017		0.65%	1.65%	12.45	13.31	2,829	36,748	27.63%	28.90%	1.20%
American Funds New World Fund® - Class 4
	2021		0.10%	1.65%	13.40	16.68	205,935	3,043,295	2.92%	4.32%	0.69%
	2020		0.30%	1.65%	12.98	15.99	116,218	1,727,132	21.29%	22.92%	0.04%
	2019		0.30%	1.65%	10.67	13.01	119,996	1,467,232	26.68%	28.43%	0.80%
	2018		0.30%	1.65%	9.58	10.13	116,877	1,135,621	-15.53%	-14.50%	0.66%
	2017		0.30%	1.50%	11.34	11.85	117,822	1,352,192	27.14%	28.67%	0.89%
American Funds The Bond Fund of America - Class 1
	2021		0.65%	0.65%	13.68	13.68	3,032	41,471	-0.79%	-0.79%	1.84%
	2020		0.65%	0.65%	13.79	13.79	2,173	29,960	9.24%	9.24%	2.70%
	2019		0.65%	0.65%	12.62	12.62	1,543	19,475	8.99%	8.99%	2.54%
	2018		0.65%	0.65%	11.58	11.58	3,690	42,717	-1.09%	-1.09%	2.70%
	2017		0.65%	0.65%	11.71	11.71	3,377	39,542	3.21%	3.21%	2.35%
American Funds Washington Mutual Investors Fund - Class 1
	2021		1.65%	1.65%	29.56	29.56	3,385	100,050	26.02%	26.02%	1.60%
	2020		1.65%	1.65%	23.45	23.45	4,164	97,659	7.26%	7.26%	1.94%
	2019		1.65%	1.65%	21.87	21.87	4,251	92,967	19.67%	19.67%	2.24%
	2018		1.65%	1.65%	18.27	18.27	4,809	87,872	-9.95%	-9.95%	2.06%
	2017		0.60%	1.65%	20.29	21.75	5,229	106,739	15.38%	16.59%	2.23%
American Funds Washington Mutual Investors Fund - Class 4
	2021		0.10%	1.65%	14.68	20.63	157,210	2,790,711	25.43%	27.38%	1.46%
	2020		0.10%	1.65%	11.62	16.36	89,075	1,333,398	6.69%	7.45%	1.69%
	2019		0.95%	1.65%	10.82	15.25	72,482	1,043,229	19.23%	19.89%	1.99%
	2018		0.95%	1.50%	12.50	12.74	69,438	852,021	-10.28%	-9.92%	1.79%
	2017		0.10%	1.50%	13.93	14.14	65,923	916,785	14.96%	15.43%	2.16%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
BlackRock Global Allocation V.I. Fund - Class I
	2021		0.65%	0.65%	$24.57	$24.57	1,501	$36,872	5.98%	5.98%	0.89%
	2020		0.65%	0.65%	23.18	23.18	1,700	39,404	20.22%	20.22%	1.28%
	2019		0.65%	0.65%	19.28	19.28	1,807	34,850	17.22%	17.22%	1.31%
	2018		0.65%	0.65%	16.45	16.45	1,805	29,683	-7.94%	-7.94%	0.97%
	2017		0.65%	0.65%	17.87	17.87	1,781	31,823	13.12%	13.12%	1.33%
BlackRock Global Allocation V.I. Fund - Class III
	2021		0.30%	3.20%	14.51	23.86	2,550,010	53,197,734	3.06%	6.10%	0.81%
	2020		0.30%	3.20%	14.08	22.57	2,802,876	55,526,605	16.91%	20.35%	1.26%
	2019		0.30%	3.20%	12.04	18.82	3,061,347	51,183,778	14.05%	17.39%	1.26%
	2018		0.30%	3.20%	10.56	16.08	3,259,413	47,366,584	-10.49%	-8.13%	0.83%
	2017		0.60%	3.20%	12.88	17.52	3,583,322	57,338,125	10.40%	13.03%	1.26%
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
	2017		1.10%	1.50%	10.85	10.97	12,271	134,113	10.77%	11.22%	3.05%
ClearBridge Variable Aggressive Growth Portfolio - Class II
	2021		0.95%	1.50%	13.90	17.51	51,324	859,845	8.40%	9.00%	0.16%
	2020		0.95%	1.50%	12.75	16.09	51,664	799,858	15.98%	16.62%	0.53%
	2019		0.95%	1.50%	10.93	13.81	64,748	849,287	22.88%	23.56%	0.82%
	2018		0.95%	1.50%	10.99	11.20	54,734	604,456	-9.93%	-9.57%	0.46%
	2017		1.10%	1.50%	12.20	12.38	29,939	369,601	14.26%	14.72%	0.29%
ClearBridge Variable Large Cap Growth Portfolio - Class II
	2021		0.50%	3.25%	18.77	22.62	926,174	20,505,236	17.74%	20.48%	0.00%
	2020		0.95%	3.25%	15.58	18.80	976,229	18,046,001	26.25%	29.18%	0.02%
	2019		0.95%	3.25%	13.87	14.56	960,718	13,705,597	27.94%	30.33%	0.15%
	2018		1.15%	3.00%	10.90	11.15	571,055	6,328,933	-2.84%	-1.47%	0.20%
	2017	6/7/17	1.25%	2.65%	11.22	11.32	79,579	899,927	9.34%	10.85%	0.37%
ClearBridge Variable Mid Cap Portfolio - Class II
	2021		0.55%	2.65%	17.86	21.37	199,736	4,064,798	25.03%	27.68%	0.03%
	2020		0.55%	2.65%	14.89	16.79	187,646	3,012,873	12.09%	14.13%	0.04%
	2019		0.85%	2.65%	13.29	14.71	169,851	2,414,566	29.17%	31.54%	0.38%
	2018		0.85%	2.65%	10.29	11.05	161,208	1,755,297	-15.08%	-13.75%	0.18%
	2017		0.65%	2.65%	12.43	13.03	137,970	1,749,310	10.38%	11.82%	0.22%
Columbia VP Commodity Strategy Fund - Class 2
	2021		0.10%	1.10%	12.04	12.04	16,106	202,517	30.57%	30.57%	0.00%
	2020		1.10%	1.10%	9.22	9.22	833	7,675	-2.63%	-2.63%	29.25%
	2019		1.10%	1.10%	9.47	9.47	833	7,885	6.60%	6.60%	0.92%
	2018		1.10%	1.10%	8.88	8.88	833	7,400	-15.11%	-15.11%	0.00%
	2017	12/4/17	1.10%	1.10%	10.46	10.46	834	8,726	2.66%	2.66%	0.00%
Columbia VP Emerging Markets Bond Fund - Class 2
	2021		0.10%	1.65%	10.80	11.70	56,150	645,201	-4.05%	-2.55%	3.74%
	2020		0.10%	1.65%	11.26	12.01	38,774	459,764	5.41%	7.06%	3.12%
	2019		0.10%	1.65%	10.68	11.22	10,541	114,773	10.25%	11.97%	3.69%
	2018		0.10%	1.65%	9.80	10.02	7,122	69,677	-8.39%	-7.47%	4.37%
	2017	6/26/17	0.10%	1.10%	10.70	10.83	12,707	137,412	0.52%	2.96%	4.02%
Columbia VP Strategic Income Fund - Class 2
	2021		0.95%	1.65%	11.54	11.88	106,681	1,243,477	-0.04%	0.67%	4.09%
	2020		0.95%	1.65%	11.52	11.81	24,432	285,643	4.88%	5.62%	2.65%
	2019		0.95%	1.65%	11.15	11.20	28,367	314,020	8.85%	9.01%	3.82%
	2018		1.10%	1.25%	10.24	10.28	12,466	127,734	-1.87%	-1.72%	3.18%
	2017	1/18/17	1.10%	1.25%	10.44	10.46	12,373	129,176	2.99%	3.87%	2.98%
Delaware Ivy VIP Asset Strategy Portfolio - Class II
	2021		0.95%	1.50%	13.39	13.80	59,259	807,437	8.80%	9.40%	1.54%
	2020		0.95%	1.50%	12.29	12.64	54,420	681,521	12.18%	12.80%	2.16%
	2019		0.95%	1.50%	10.90	11.22	50,434	560,895	19.96%	20.63%	2.21%
	2018		0.95%	1.50%	9.14	9.32	57,643	533,219	-6.85%	-6.47%	2.26%
	2017		1.10%	1.50%	9.82	9.96	46,241	458,130	16.51%	16.98%	1.61%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware Ivy VIP Energy Portfolio - Class II
	2021		0.95%	1.65%	$4.03	$5.43	362,439	$1,936,012	39.68%	40.66%	3.62%
	2020		0.95%	1.65%	2.88	3.86	34,244	105,894	-37.87%	-37.43%	2.23%
	2019		0.95%	1.65%	4.64	6.17	27,975	137,945	1.78%	2.50%	0.00%
	2018		0.95%	1.65%	4.59	4.68	27,577	130,836	-35.12%	-34.86%	0.00%
	2017		1.10%	1.50%	7.14	7.18	25,720	184,339	-13.73%	-13.60%	0.95%
Delaware Ivy VIP High Income Portfolio - Class II
	2021		0.10%	1.65%	11.51	13.34	177,884	2,187,439	4.33%	5.96%	5.22%
	2020		0.10%	1.65%	11.11	12.20	91,553	1,108,221	4.29%	5.03%	7.60%
	2019		0.95%	1.65%	10.58	11.63	71,924	825,869	9.37%	10.14%	6.55%
	2018		0.95%	1.65%	10.31	10.58	71,086	747,956	-3.72%	-3.19%	6.42%
	2017		1.10%	1.65%	10.71	10.93	66,331	724,297	4.94%	5.51%	5.21%
Delaware Ivy VIP Micro Cap Growth Portfolio - Class II
	2017		0.30%	1.50%	11.33	11.84	21,842	251,713	7.21%	8.50%	0.00%
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II
	2021		0.65%	1.65%	20.90	30.80	114,495	2,679,720	14.45%	15.60%	0.00%
	2020		0.65%	1.65%	18.20	26.65	138,061	2,777,423	46.78%	48.04%	0.00%
	2019		0.65%	1.50%	12.46	18.00	68,757	981,151	35.89%	37.05%	0.00%
	2018		0.65%	1.50%	12.72	13.13	46,733	553,034	-1.55%	-0.71%	0.00%
	2017		0.65%	1.50%	13.04	13.23	22,553	295,036	25.32%	26.07%	0.00%
Delaware Ivy VIP Science and Technology Portfolio - Class II
	2021		0.10%	1.65%	19.87	30.51	150,272	3,598,821	13.28%	15.05%	0.00%
	2020		0.10%	1.65%	17.41	26.52	179,553	3,804,110	33.15%	35.23%	0.00%
	2019		0.10%	1.65%	12.99	19.61	154,237	2,480,180	47.04%	49.33%	0.00%
	2018		0.10%	1.65%	12.17	13.13	103,814	1,262,038	-6.65%	-5.33%	0.00%
	2017		0.10%	1.50%	13.04	13.23	62,009	826,065	30.15%	30.67%	0.00%
Delaware Ivy VIP Small Cap Growth Portfolio - Class II
	2021		0.30%	1.50%	15.80	21.66	26,209	512,612	2.44%	3.68%	0.71%
	2020		0.30%	1.50%	15.33	20.89	47,529	833,207	35.62%	37.25%	0.00%
	2019		0.30%	1.50%	14.22	15.22	24,713	357,988	21.53%	23.00%	0.00%
	2018	11/2/18	0.10%	1.50%	11.70	12.37	27,409	329,260	-12.48%	-12.29%	0.00%
Delaware VIP® Emerging Markets Series - Service Class
	2021		0.10%	3.00%	12.76	51.36	672,878	16,706,147	-6.00%	-3.23%	0.06%
	2020		0.10%	3.00%	13.54	53.90	660,664	17,681,888	21.01%	24.56%	0.49%
	2019		0.10%	3.00%	11.17	43.94	717,124	15,731,713	18.64%	22.13%	0.40%
	2018		0.10%	3.00%	9.39	36.54	772,740	14,151,267	-18.51%	-16.57%	3.12%
	2017		0.65%	3.00%	11.49	44.24	752,190	16,725,079	36.09%	39.32%	0.39%
Delaware VIP® Small Cap Value Series - Service Class
	2021		0.10%	3.25%	15.44	64.90	1,165,037	35,989,988	29.75%	33.61%	0.55%
	2020		0.30%	3.25%	11.89	49.24	867,319	24,825,094	-5.29%	-2.47%	1.02%
	2019		0.30%	3.25%	13.30	51.17	716,760	22,349,329	23.66%	27.34%	0.77%
	2018		0.30%	3.25%	10.71	40.73	690,296	17,637,845	-19.40%	-17.19%	0.60%
	2017		0.30%	3.00%	19.97	49.86	663,891	21,286,465	8.51%	11.03%	0.63%
Delaware VIP® Small Cap Value Series - Standard Class
	2021		1.40%	2.15%	31.21	70.43	9,241	644,212	31.53%	32.55%	0.83%
	2020		1.40%	2.15%	23.73	53.13	9,309	489,112	-4.00%	-3.27%	1.35%
	2019		1.40%	2.15%	24.72	54.93	9,688	525,763	25.43%	26.36%	1.06%
	2018		1.40%	2.15%	19.71	43.47	10,612	455,813	-18.48%	-17.88%	0.88%
	2017		1.40%	2.15%	24.17	52.93	13,765	721,286	9.67%	10.49%	0.87%
DWS Alternative Asset Allocation VIP Portfolio - Class A
	2021		0.65%	0.65%	17.63	17.63	963	16,977	12.01%	12.01%	2.10%
	2020		0.65%	0.65%	15.74	15.74	1,133	17,835	5.02%	5.02%	2.73%
	2019		0.65%	0.65%	14.98	14.98	1,208	18,103	13.94%	13.94%	3.78%
	2018		0.65%	0.65%	13.15	13.15	1,204	15,832	-9.73%	-9.73%	2.14%
	2017		0.65%	0.65%	14.57	14.57	1,199	17,458	6.72%	6.72%	2.28%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
DWS Alternative Asset Allocation VIP Portfolio - Class B
	2021		0.20%	2.95%	$11.07	$16.07	257,251	$3,901,119	9.08%	12.12%	1.68%
	2020		0.20%	2.95%	10.14	14.46	277,586	3,803,849	2.26%	5.12%	2.56%
	2019		0.20%	2.95%	9.91	13.89	328,720	4,342,149	11.03%	13.10%	3.56%
	2018		0.50%	2.95%	8.92	12.28	350,481	4,096,057	-11.99%	-10.34%	1.84%
	2017		1.10%	2.95%	10.14	13.69	355,134	4,666,932	3.90%	5.84%	1.95%
DWS Equity 500 Index VIP Portfolio - Class A
	2021		1.25%	1.70%	36.00	58.15	18,543	889,729	26.24%	26.80%	1.44%
	2020		1.25%	1.70%	28.43	46.02	18,939	720,637	16.11%	16.63%	1.70%
	2019		1.25%	1.70%	22.27	39.60	21,085	695,600	28.98%	29.56%	2.22%
	2018		1.25%	1.70%	17.26	30.67	27,394	717,438	-6.26%	-5.84%	1.61%
	2017		1.25%	1.70%	18.40	32.68	39,041	1,082,164	19.49%	20.03%	1.95%
DWS Small Cap Index VIP Portfolio - Class A
	2021		1.25%	1.70%	48.25	57.78	7,567	400,122	12.57%	13.08%	0.82%
	2020		1.25%	1.70%	42.86	51.28	7,801	366,153	17.42%	17.95%	1.11%
	2019		1.25%	1.85%	35.56	43.63	9,131	365,185	22.93%	23.67%	1.05%
	2018		1.25%	1.85%	28.93	35.40	9,354	303,859	-12.88%	-12.33%	0.94%
	2017		1.25%	1.85%	33.20	40.52	9,634	358,325	12.19%	12.91%	0.96%
Eaton Vance VT Floating-Rate Income Fund - Initial Class
	2021		0.10%	1.65%	10.73	11.58	99,487	1,132,757	1.90%	2.62%	2.87%
	2020		0.95%	1.65%	10.45	11.30	30,298	332,100	0.34%	1.05%	3.52%
	2019		0.10%	1.65%	10.34	11.20	172,861	1,924,237	5.33%	6.99%	4.32%
	2018		0.10%	1.65%	10.30	10.57	162,928	1,705,078	-1.70%	-1.17%	3.94%
	2017		1.10%	1.65%	10.48	10.70	37,058	394,259	1.72%	2.29%	3.26%
Fidelity® VIP Balanced Portfolio - Service Class 2
	2021		0.10%	2.65%	15.09	16.14	2,112,530	32,931,169	14.91%	17.89%	0.89%
	2020		0.10%	2.65%	13.13	13.46	768,647	10,282,329	18.93%	20.73%	1.58%
	2019	6/14/19	0.30%	2.65%	11.04	11.21	214,534	2,388,579	2.34%	9.78%	1.95%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
	2021		0.30%	3.25%	22.68	69.08	1,877,393	93,993,191	23.44%	26.69%	0.03%
	2020		0.65%	3.25%	18.34	54.86	1,887,885	75,831,538	26.07%	29.39%	0.08%
	2019		0.30%	3.25%	14.69	42.65	2,005,937	63,561,847	27.08%	30.42%	0.22%
	2018		0.65%	3.25%	11.52	32.90	1,959,819	48,489,445	-9.54%	-7.24%	0.44%
	2017		0.65%	3.15%	18.20	35.68	1,855,857	50,332,693	17.82%	20.80%	0.78%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
	2021		0.95%	3.05%	13.36	15.18	159,957	2,370,536	6.58%	8.84%	1.01%
	2020		0.95%	3.05%	12.28	13.97	115,899	1,581,783	10.47%	12.81%	1.02%
	2019		0.95%	3.05%	10.88	12.40	122,963	1,500,737	14.16%	16.58%	1.74%
	2018		0.95%	3.05%	10.52	10.65	83,883	881,064	-6.97%	-6.41%	1.71%
	2017	2/22/17	1.10%	1.90%	11.28	11.38	37,738	427,578	0.15%	8.88%	1.73%
Fidelity® VIP Growth Portfolio - Initial Class
	2021		1.40%	1.40%	40.40	40.40	10,917	441,064	21.50%	21.50%	0.00%
	2020		1.40%	1.40%	33.25	33.25	11,521	383,098	41.89%	41.89%	0.07%
	2019		1.40%	1.40%	23.43	23.43	11,625	272,427	32.45%	32.45%	0.26%
	2018		1.40%	1.40%	17.69	17.69	11,718	207,325	-1.56%	-1.56%	0.22%
	2017		1.40%	1.40%	17.97	17.97	14,130	253,958	33.26%	33.26%	0.21%
Fidelity® VIP Growth Portfolio - Service Class 2
	2021		0.50%	2.90%	29.07	72.69	497,375	24,129,265	19.38%	21.96%	0.00%
	2020		0.80%	2.95%	24.40	60.10	539,593	22,065,822	39.38%	42.33%	0.04%
	2019		0.30%	2.95%	15.06	42.54	414,199	13,444,576	30.08%	33.58%	0.06%
	2018		0.30%	2.95%	14.37	32.26	447,277	10,879,560	-3.33%	-1.27%	0.04%
	2017		0.80%	2.95%	14.67	32.93	417,079	10,420,591	30.97%	33.40%	0.09%
Fidelity® VIP Mid Cap Portfolio - Service Class 2
	2021		0.10%	3.25%	16.93	40.42	1,298,172	46,810,745	21.30%	25.18%	0.36%
	2020		0.10%	3.25%	13.94	32.66	1,398,962	41,147,125	14.10%	17.75%	0.39%
	2019		0.10%	3.25%	12.33	28.06	1,525,635	39,035,017	19.23%	23.05%	0.69%
	2018		0.10%	3.25%	10.73	23.07	1,499,381	31,840,805	-17.42%	-14.86%	0.41%
	2017		0.10%	3.15%	16.13	27.41	1,464,889	37,367,032	16.80%	19.74%	0.49%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Strategic Income Portfolio - Service Class 2
	2021		0.10%	1.65%	$11.44	$12.68	217,586	$2,633,217	1.84%	3.43%	2.92%
	2020		0.10%	1.65%	11.20	12.26	133,513	1,570,455	5.41%	7.05%	3.28%
	2019		0.10%	1.65%	10.67	11.45	118,222	1,317,860	8.84%	10.54%	3.40%
	2018		0.10%	1.65%	10.14	10.36	97,685	1,006,580	-4.41%	-2.92%	3.43%
	2017		0.10%	1.65%	10.61	10.77	80,413	862,662	5.79%	6.37%	4.08%
First Trust Capital Strength Portfolio - Class I
	2021		0.95%	1.70%	14.61	14.68	89,667	1,316,553	23.37%	23.74%	0.68%
	2020	6/30/20	1.25%	1.55%	11.85	11.87	12,013	142,501	2.04%	7.06%	0.08%
First Trust Dorsey Wright Tactical Core Portfolio - Class I
	2021		0.95%	1.65%	12.93	15.36	94,906	1,315,985	12.01%	12.79%	0.47%
	2020		0.95%	1.65%	11.47	13.64	42,184	564,249	9.27%	10.04%	0.50%
	2019		0.95%	1.65%	10.42	12.42	42,008	512,363	19.19%	19.84%	0.64%
	2018		0.95%	1.50%	10.25	10.38	38,756	398,000	-9.46%	-9.09%	0.32%
	2017		1.10%	1.50%	11.41	11.41	27,623	314,410	16.21%	16.21%	1.12%
First Trust International Developed Capital Strength Portfolio - Class I
	2021	1/11/21	0.95%	1.35%	15.43	15.54	3,181	49,355	10.60%	16.13%	0.91%
First Trust Multi Income Allocation Portfolio - Class I
	2021		0.95%	1.50%	12.45	13.78	31,826	426,743	11.01%	11.62%	2.14%
	2020		0.95%	1.50%	11.31	12.37	34,756	425,179	0.96%	1.52%	2.28%
	2019		0.95%	1.50%	11.93	12.20	31,715	383,143	14.65%	15.11%	2.53%
	2018		1.10%	1.50%	10.40	10.60	28,166	296,612	-5.86%	-5.48%	2.24%
	2017		1.10%	1.50%	11.21	11.21	25,714	286,668	4.89%	4.89%	3.20%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
	2021		0.20%	3.05%	13.37	17.32	1,076,672	17,247,178	8.88%	12.02%	0.95%
	2020		0.20%	3.05%	12.07	15.60	1,106,144	15,995,514	4.57%	7.59%	1.49%
	2019		0.20%	3.05%	11.35	14.63	1,106,334	14,989,083	17.14%	20.41%	1.67%
	2018		0.30%	3.05%	10.51	12.25	922,514	10,638,744	-7.68%	-5.20%	1.72%
	2017		0.30%	2.95%	12.84	13.03	599,190	7,619,928	11.79%	12.23%	1.65%
Franklin Allocation VIP Fund - Class 4
	2021		0.95%	2.65%	12.51	14.36	62,043	838,885	8.62%	10.48%	1.50%
	2020		0.95%	2.65%	11.67	13.02	59,875	752,276	9.87%	10.70%	1.37%
	2019		0.95%	1.70%	11.78	11.78	44,086	516,542	18.25%	18.25%	3.33%
	2018		1.10%	1.10%	9.96	9.96	44,402	442,235	-10.57%	-10.57%	2.89%
	2017		1.10%	1.10%	11.14	11.14	47,795	532,284	10.56%	10.56%	2.53%
Franklin Income VIP Fund - Class 2
	2021		0.60%	3.25%	13.20	21.70	1,196,878	24,293,855	13.02%	16.05%	4.71%
	2020		0.60%	3.25%	11.68	18.82	1,330,771	23,527,326	-2.53%	0.09%	5.82%
	2019		0.60%	3.25%	13.60	18.92	1,532,076	27,143,790	12.46%	15.19%	5.32%
	2018		0.65%	3.15%	12.09	16.51	1,661,040	26,000,575	-7.27%	-4.91%	4.80%
	2017		0.65%	3.15%	13.04	17.77	1,820,167	30,267,345	6.27%	8.96%	4.14%
Franklin Income VIP Fund - Class 4
	2021		0.30%	3.05%	12.32	14.68	724,616	9,882,548	13.09%	16.24%	4.33%
	2020		0.30%	3.05%	10.71	12.63	653,745	7,763,144	-2.44%	0.28%	5.58%
	2019		0.30%	3.05%	10.87	12.59	567,752	6,800,900	12.56%	15.70%	5.02%
	2018		0.30%	3.05%	10.07	10.88	377,415	3,945,558	-7.24%	-4.70%	4.53%
	2017		0.30%	3.00%	10.71	10.92	245,857	2,718,604	7.76%	8.35%	3.58%
Franklin Multi-Asset Variable Conservative Growth - Class II
	2021		1.30%	3.25%	12.76	13.97	107,379	1,459,851	7.57%	9.69%	3.31%
	2020		1.30%	3.25%	11.86	12.73	112,262	1,396,030	7.23%	9.34%	1.99%
	2019		1.30%	3.25%	11.24	11.65	140,303	1,608,683	13.87%	15.42%	2.20%
	2018		1.30%	2.65%	9.87	10.09	82,984	835,136	-7.05%	-5.78%	4.80%
	2017	6/23/17	1.30%	2.65%	10.62	10.71	13,136	140,482	-0.02%	5.47%	3.95%
Franklin Mutual Shares VIP Fund - Class 2
	2021		0.65%	2.95%	15.36	23.19	711,992	13,578,912	15.71%	18.40%	2.83%
	2020		0.65%	2.95%	13.25	19.61	853,724	13,846,134	-7.81%	-5.66%	2.90%
	2019		0.65%	2.95%	14.34	20.82	869,207	15,009,679	19.01%	21.78%	1.80%
	2018		0.65%	2.95%	12.03	17.33	957,202	13,690,408	-11.71%	-9.66%	2.32%
	2017		0.65%	2.95%	13.59	19.63	1,088,716	17,409,263	5.20%	7.65%	2.25%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Mutual Shares VIP Fund - Class 4
	2021		0.10%	3.10%	$12.12	$14.38	289,598	$3,890,811	15.43%	18.94%	2.84%
	2020		0.10%	3.10%	10.28	12.09	282,114	3,232,801	-8.07%	-5.26%	3.05%
	2019		0.10%	3.10%	11.65	12.76	204,798	2,510,337	18.82%	22.31%	1.93%
	2018		0.10%	3.00%	9.80	10.53	125,291	1,277,481	-11.84%	-9.25%	2.65%
	2017		0.10%	3.00%	11.48	11.72	73,637	841,927	6.48%	7.07%	2.61%
Franklin Rising Dividends VIP Fund - Class 4
	2021		0.95%	1.50%	17.05	23.59	78,151	1,575,283	24.74%	25.43%	0.73%
	2020		0.95%	1.65%	13.65	18.84	68,828	1,160,976	13.95%	14.75%	1.24%
	2019		0.95%	1.65%	15.92	16.44	78,992	1,203,672	27.04%	27.74%	1.09%
	2018		1.10%	1.65%	12.53	12.87	50,170	643,903	-6.72%	-6.20%	1.21%
	2017		1.10%	1.65%	13.44	13.72	58,370	799,467	18.32%	19.09%	1.52%
Franklin Small Cap Value VIP Fund - Class 4
	2021		0.95%	1.65%	13.78	17.53	68,214	1,027,800	23.12%	23.99%	0.68%
	2020		0.95%	1.65%	11.11	14.16	22,352	311,306	3.41%	4.14%	1.33%
	2019		0.95%	1.65%	13.20	13.62	18,383	246,682	24.16%	24.85%	0.91%
	2018		1.10%	1.65%	10.63	10.91	17,075	185,342	-14.43%	-13.96%	0.76%
	2017		1.10%	1.65%	12.43	12.68	11,885	150,139	8.75%	9.35%	0.43%
Franklin Small-Mid Cap Growth VIP Fund - Class 4
	2021		0.10%	1.65%	19.26	26.30	37,923	896,374	8.06%	9.75%	0.00%
	2020		0.10%	1.65%	17.70	23.68	46,683	1,073,777	52.47%	53.54%	0.00%
	2019		0.95%	1.65%	14.98	15.45	37,945	578,630	29.12%	29.83%	0.00%
	2018		1.10%	1.65%	11.68	11.90	34,559	410,550	-6.87%	-6.49%	0.00%
	2017		1.10%	1.50%	12.54	12.73	30,035	382,069	19.50%	19.98%	0.00%
Goldman Sachs VIT Government Money Market Fund - Service Shares
	2021		1.10%	1.50%	9.30	9.58	15,717	149,539	-1.48%	-1.09%	0.01%
	2020		1.10%	1.50%	9.44	9.69	22,698	219,425	-1.23%	-0.83%	0.26%
	2019		1.10%	1.50%	9.55	9.77	46,539	453,988	0.35%	0.75%	1.84%
	2018		1.10%	1.50%	9.52	9.70	10,779	103,908	-0.03%	0.37%	1.31%
	2017		1.10%	1.50%	9.52	9.66	69,476	670,753	-0.99%	-0.59%	0.47%
Goldman Sachs VIT Large Cap Value Fund - Service Shares
	2021		0.65%	2.45%	27.89	35.32	46,847	1,481,585	20.93%	23.13%	0.87%
	2020		0.65%	2.45%	22.92	28.69	57,363	1,486,422	1.23%	3.07%	1.19%
	2019		0.65%	2.45%	22.33	27.83	55,664	1,408,651	22.58%	24.80%	1.22%
	2018		0.65%	2.45%	17.98	22.30	61,377	1,254,295	-10.93%	-9.31%	0.97%
	2017		0.65%	2.45%	19.87	24.59	68,847	1,558,604	6.90%	8.85%	1.43%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
	2021		0.95%	1.50%	9.89	11.05	33,244	355,103	3.10%	3.67%	1.78%
	2020		0.95%	1.50%	9.59	10.66	11,490	113,021	4.99%	5.57%	1.61%
	2019		0.95%	1.50%	9.14	10.10	24,238	226,754	6.99%	7.57%	2.65%
	2018		0.95%	1.50%	8.54	8.70	22,907	198,921	-8.48%	-8.11%	2.28%
	2017		1.10%	1.50%	9.33	9.47	22,686	214,036	3.59%	3.99%	2.28%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.18%
	2017		1.10%	1.50%	9.01	9.14	11,213	102,014	-3.78%	-3.39%	0.74%
Guggenheim VT Long Short Equity
	2021		0.95%	1.65%	12.29	13.59	23,398	312,994	21.77%	22.63%	0.65%
	2020		0.95%	1.65%	10.02	11.10	23,299	254,593	3.21%	3.94%	0.86%
	2019		0.95%	1.65%	9.64	10.70	30,160	319,113	3.81%	4.54%	0.58%
	2018		0.95%	1.65%	10.06	10.25	27,520	279,132	-14.23%	-13.89%	0.00%
	2017		1.10%	1.50%	11.73	11.90	23,828	283,462	13.15%	13.60%	0.36%
Guggenheim VT Multi-Hedge Strategies
	2021		0.10%	1.50%	11.32	12.17	42,832	500,502	6.50%	8.00%	0.00%
	2020		0.10%	1.50%	10.83	10.92	38,301	416,135	6.21%	6.37%	1.69%
	2019		0.95%	1.10%	10.28	10.28	14,605	150,095	3.86%	3.86%	2.38%
	2018		1.10%	1.25%	9.83	9.90	13,822	136,823	-6.25%	-6.11%	0.00%
	2017		1.10%	1.25%	10.49	10.54	14,339	151,163	2.40%	2.54%	0.00%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Hartford Capital Appreciation HLS Fund - Class IC
	2021		0.95%	1.65%	$15.71	$20.76	44,603	$894,841	12.32%	13.10%	0.03%
	2020		0.95%	1.65%	17.90	18.38	50,103	906,428	19.51%	19.99%	0.52%
	2019		1.10%	1.50%	14.98	15.32	44,877	684,988	28.69%	29.20%	1.04%
	2018		1.10%	1.50%	11.64	11.86	42,203	498,896	-8.79%	-8.43%	0.48%
	2017		1.10%	1.50%	12.88	12.95	36,348	469,559	20.00%	20.18%	0.74%
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
	2021		0.30%	1.65%	12.92	15.44	75,414	1,061,040	8.32%	9.79%	0.00%
	2020		0.30%	1.65%	11.84	14.07	70,670	924,264	19.06%	20.68%	0.65%
	2019		0.30%	1.65%	10.80	11.66	72,197	793,849	25.86%	27.57%	0.71%
	2018		0.30%	1.65%	8.64	9.14	76,736	668,679	-20.75%	-19.79%	0.69%
	2017		0.30%	1.50%	11.00	11.39	41,851	462,715	24.88%	26.07%	1.18%
Invesco V.I. American Franchise Fund - Series I Shares
	2021		1.40%	2.60%	15.81	42.27	7,445	152,147	9.06%	10.37%	0.00%
	2020		1.40%	2.60%	14.36	38.57	7,823	147,153	38.71%	40.38%	0.07%
	2019		1.40%	2.60%	10.25	27.66	8,499	116,821	33.25%	34.86%	0.00%
	2018		1.40%	2.60%	7.62	20.66	8,618	89,611	-6.10%	-4.97%	0.00%
	2017		1.40%	2.60%	8.04	21.89	8,914	99,751	24.07%	25.57%	0.08%
Invesco V.I. American Franchise Fund - Series II Shares
	2021		1.70%	1.70%	34.56	34.56	1,051	36,339	9.77%	9.77%	0.00%
	2020		1.70%	1.70%	31.49	31.49	1,048	33,005	39.61%	39.61%	0.00%
	2019		1.70%	1.70%	22.55	22.55	3,037	68,488	34.12%	34.12%	0.00%
	2018		1.70%	1.70%	16.82	16.82	5,215	87,700	-5.51%	-5.51%	0.00%
	2017		1.70%	1.70%	17.80	17.80	1,039	18,490	24.89%	24.89%	0.00%
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
	2021		0.10%	1.65%	12.35	14.23	31,430	421,412	7.47%	9.14%	2.98%
	2020		0.10%	1.65%	11.41	13.15	32,848	409,283	8.19%	9.89%	6.69%
	2019		0.10%	1.65%	11.72	12.09	50,781	599,923	13.00%	14.77%	0.00%
	2018		0.10%	1.65%	10.34	10.64	60,844	638,562	-8.24%	-6.80%	1.26%
	2017		0.10%	1.65%	11.30	11.53	69,768	799,445	8.03%	8.63%	4.23%
Invesco V.I. Comstock Fund - Series II Shares
	2021		0.95%	1.65%	13.51	18.13	17,361	258,280	31.07%	31.79%	1.99%
	2020		0.95%	1.50%	10.25	13.77	6,606	86,379	-2.56%	-2.02%	2.23%
	2019		0.95%	1.50%	13.77	14.08	7,761	104,658	23.08%	23.57%	1.60%
	2018		1.10%	1.50%	11.18	11.39	7,690	87,179	-13.67%	-13.33%	1.45%
	2017		1.10%	1.50%	12.96	13.15	7,755	101,510	15.83%	16.29%	2.18%
Invesco V.I. Core Equity Fund - Series I Shares
	2021		1.40%	1.40%	22.17	22.17	4,959	109,924	25.96%	25.96%	0.51%
	2020		1.40%	1.40%	17.60	17.60	7,379	129,851	12.27%	12.27%	1.37%
	2019		1.40%	1.40%	15.67	15.67	7,553	118,384	27.17%	27.17%	0.96%
	2018		1.40%	1.40%	12.33	12.33	7,708	95,003	-10.66%	-10.66%	0.91%
	2017		1.40%	1.65%	12.50	13.79	9,146	125,975	11.31%	11.60%	1.03%
Invesco V.I. Core Equity Fund - Series II Shares
	2021	7/15/21	1.70%	1.70%	29.01	29.01	1,862	54,026	7.86%	7.86%	0.43%
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.82%
Invesco V.I. Diversified Dividend Fund - Series II Shares
	2021		0.10%	1.50%	13.49	16.84	115,779	1,706,344	16.83%	17.47%	2.23%
	2020		0.95%	1.65%	11.48	14.36	52,200	719,835	-1.76%	-1.08%	2.87%
	2019		0.95%	1.65%	14.09	14.54	51,401	739,371	22.73%	23.41%	2.72%
	2018		1.10%	1.65%	11.48	11.78	54,265	636,643	-9.32%	-8.82%	2.18%
	2017		1.10%	1.65%	12.66	12.92	54,518	702,025	6.57%	7.16%	1.58%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
	2021		0.30%	3.25%	16.12	23.05	1,251,239	24,866,283	24.77%	28.50%	1.19%
	2020		0.30%	3.25%	12.81	17.62	1,022,473	15,844,057	8.82%	12.08%	1.34%
	2019		0.30%	3.25%	11.50	15.85	925,078	13,042,762	24.41%	28.07%	1.66%
	2018		0.30%	3.20%	10.76	12.48	700,056	7,825,820	-11.00%	-8.38%	1.20%
	2017		0.30%	3.20%	13.65	13.73	402,540	5,056,098	16.86%	17.04%	1.09%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Equity and Income Fund - Series II Shares
	2021		0.95%	1.65%	$13.50	$16.95	11,125	$169,929	16.41%	17.23%	1.37%
	2020		0.95%	1.65%	11.51	14.48	50,357	722,336	7.86%	8.62%	2.28%
	2019		0.95%	1.65%	12.94	13.35	49,423	656,991	18.05%	18.70%	2.41%
	2018		1.10%	1.65%	10.96	11.25	46,589	523,081	-11.21%	-10.72%	1.96%
	2017		1.10%	1.65%	12.60	12.60	54,290	683,053	9.57%	9.57%	1.43%
Invesco V.I. Global Fund - Series II Shares
	2021		0.75%	1.05%	36.13	54.91	6,985	287,321	13.97%	14.31%	0.00%
	2020		0.75%	1.30%	31.63	48.03	8,466	313,710	25.69%	26.39%	0.44%
	2019		0.75%	1.30%	25.04	38.01	9,219	270,928	29.75%	30.47%	0.63%
	2018		0.75%	1.30%	19.20	29.13	9,956	224,189	-14.52%	-14.04%	0.75%
	2017		0.75%	1.30%	22.35	33.89	9,799	257,785	34.56%	35.30%	0.72%
Invesco V.I. International Growth Fund - Series I Shares
	2021		1.40%	1.40%	22.13	22.13	448	9,924	4.42%	4.42%	1.29%
	2020		1.40%	1.40%	21.19	21.19	448	9,502	12.43%	12.43%	2.45%
	2019		1.40%	1.40%	18.85	18.85	448	8,452	26.77%	26.77%	1.60%
	2018		1.40%	1.40%	14.87	14.87	448	6,667	-16.18%	-16.18%	2.07%
	2017		1.40%	1.40%	17.74	17.74	448	7,954	21.29%	21.29%	1.16%
Invesco V.I. International Growth Fund - Series II Shares
	2021		0.30%	3.20%	13.08	37.94	357,997	5,934,030	2.28%	4.69%	1.15%
	2020		0.85%	3.20%	12.79	36.37	235,279	4,005,288	10.16%	12.72%	2.17%
	2019		0.30%	3.20%	11.61	32.38	222,102	3,412,582	24.20%	27.85%	1.38%
	2018		0.30%	3.20%	9.20	25.57	176,207	2,158,350	-17.88%	-15.97%	1.94%
	2017		0.85%	3.20%	10.99	31.01	137,472	2,095,846	19.22%	21.39%	1.35%
Invesco V.I. Main Street Small Cap Fund® - Series II Shares
	2021		0.10%	1.50%	15.14	21.26	47,425	804,480	20.44%	21.11%	0.20%
	2020		0.95%	1.50%	12.55	17.58	33,993	495,028	17.85%	18.50%	0.39%
	2019		0.95%	1.50%	14.52	14.86	27,493	364,788	24.26%	24.75%	0.00%
	2018		1.10%	1.50%	11.69	11.91	21,942	260,428	-11.87%	-11.52%	0.06%
	2017		1.10%	1.50%	13.26	13.46	17,364	232,849	12.21%	12.66%	0.61%
Janus Henderson Balanced Portfolio - Service Shares
	2021		1.35%	1.70%	39.30	41.78	14,099	573,763	14.94%	15.37%	0.68%
	2020		1.35%	1.70%	34.19	36.24	14,252	504,330	12.11%	12.59%	1.43%
	2019		1.35%	1.70%	30.50	32.23	17,530	554,927	20.21%	20.65%	1.58%
	2018		1.35%	1.70%	25.37	26.73	26,933	704,690	-1.26%	-0.88%	1.75%
	2017		1.35%	1.70%	25.69	27.04	30,480	802,143	16.14%	16.50%	1.38%
Janus Henderson Enterprise Portfolio - Service Shares
	2021		1.40%	2.70%	43.35	90.62	5,289	439,998	13.40%	14.92%	0.24%
	2020		1.40%	2.70%	38.22	79.01	5,458	395,535	16.03%	17.52%	0.00%
	2019		1.40%	2.70%	32.94	67.36	5,686	351,886	31.58%	33.28%	0.05%
	2018		1.40%	2.70%	39.16	50.64	5,976	277,766	-2.34%	-2.03%	0.11%
	2017		1.25%	1.70%	40.10	51.80	7,306	348,926	24.95%	25.37%	0.15%
Janus Henderson Global Research Portfolio - Service Shares
	2021		1.50%	1.50%	34.90	34.90	606	21,153	16.05%	16.05%	0.36%
	2020		1.50%	1.50%	30.07	30.07	598	17,994	17.98%	17.98%	0.56%
	2019		1.50%	1.50%	25.49	25.49	599	15,259	26.80%	26.80%	0.87%
	2018		1.50%	1.50%	20.10	20.10	613	12,326	-8.48%	-8.48%	0.98%
	2017		1.50%	1.50%	21.96	21.96	602	13,211	24.79%	24.79%	0.68%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
	2021		0.10%	3.30%	9.72	11.44	1,577,260	16,853,043	-4.81%	-1.76%	1.65%
	2020		0.10%	3.25%	10.21	11.64	1,299,311	14,302,800	4.24%	7.57%	1.79%
	2019		0.10%	3.25%	9.99	10.85	983,300	10,198,637	5.05%	6.85%	2.15%
	2018		0.95%	2.65%	9.51	9.80	541,466	5,278,494	-2.84%	-1.47%	2.14%
	2017	1/9/17	1.25%	2.65%	9.78	9.94	313,283	3,104,829	-0.91%	1.53%	1.72%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
	2021		1.10%	2.30%	13.91	15.07	24,086	359,097	6.78%	8.07%	0.76%
	2020		1.10%	2.30%	13.03	13.95	29,801	410,667	12.78%	14.14%	1.89%
	2019		1.10%	2.30%	11.55	12.22	29,971	362,016	13.93%	15.30%	2.11%
	2018		1.10%	2.30%	10.14	10.60	30,753	322,842	-8.44%	-7.34%	0.00%
	2017		1.10%	2.30%	11.07	11.44	22,615	256,442	14.19%	15.58%	1.14%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
	2021		1.10%	1.65%	$12.66	$13.13	23,340	$296,329	6.45%	7.03%	2.93%
	2020		1.10%	1.65%	11.89	12.27	28,615	343,507	3.49%	4.06%	4.11%
	2019		1.10%	1.65%	11.49	11.79	22,626	262,445	12.40%	13.02%	2.80%
	2018		1.10%	1.65%	10.22	10.43	17,596	181,525	-6.47%	-5.96%	0.00%
	2017		1.10%	1.65%	10.93	11.09	14,334	157,928	9.88%	10.49%	4.17%
Lincoln iShares® Global Growth Allocation Fund - Standard Class
	2021		0.75%	0.75%	16.34	16.34	5,749	93,939	13.06%	13.06%	1.77%
	2020		0.75%	0.75%	14.45	14.45	5,798	83,799	12.45%	12.45%	1.65%
	2019		0.75%	0.75%	12.85	12.85	5,848	75,160	21.04%	21.04%	2.63%
	2018		0.75%	0.75%	10.62	10.62	5,898	62,626	-7.17%	-7.17%	2.00%
	2017	9/27/17	0.75%	0.75%	11.44	11.44	5,949	68,047	4.69%	4.69%	1.00%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
	2021		0.10%	1.65%	11.73	13.47	193,491	2,396,556	1.59%	2.30%	3.77%
	2020		0.95%	1.65%	11.47	13.18	102,796	1,307,758	5.55%	6.29%	2.57%
	2019		0.95%	1.65%	12.04	12.42	195,581	2,283,002	11.50%	12.11%	6.17%
	2018		1.10%	1.65%	10.88	11.08	85,626	939,518	-5.45%	-5.07%	4.00%
	2017		1.10%	1.50%	11.50	11.67	79,103	919,631	7.59%	8.02%	5.15%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
	2021		0.95%	1.65%	19.25	27.39	105,211	2,206,494	-4.34%	-3.67%	0.00%
	2020		0.95%	1.65%	19.99	28.47	94,528	2,151,101	69.78%	70.97%	0.00%
	2019		0.95%	1.65%	11.69	16.68	89,528	1,168,220	29.58%	30.52%	0.00%
	2018		0.95%	1.65%	12.48	12.80	47,550	544,193	3.18%	3.74%	0.00%
	2017		1.10%	1.65%	12.09	12.34	15,640	192,012	27.80%	28.50%	0.00%
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
	2021		0.75%	1.30%	28.83	40.89	2,584	99,404	25.64%	26.36%	0.82%
	2020		0.75%	1.30%	22.83	32.36	2,823	85,770	0.44%	1.01%	1.29%
	2019		0.75%	1.30%	22.61	32.04	2,788	84,173	19.95%	20.61%	1.28%
	2018		0.75%	1.30%	18.75	26.56	2,874	72,028	-9.33%	-8.84%	1.50%
	2017		0.75%	1.30%	20.58	29.14	2,973	82,020	11.13%	11.76%	1.01%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
	2021		0.50%	1.65%	10.34	10.79	230,523	2,473,093	-1.02%	-0.32%	2.49%
	2020		0.95%	1.65%	10.45	10.84	171,281	1,830,261	1.44%	2.16%	2.97%
	2019		0.95%	1.65%	10.30	10.62	126,428	1,324,791	3.34%	3.91%	3.83%
	2018		1.10%	1.65%	9.97	10.22	95,687	965,547	-0.51%	0.04%	3.65%
	2017		1.10%	1.65%	10.07	10.22	74,781	757,713	0.67%	1.07%	3.50%
LVIP American Balanced Allocation Fund - Service Class
	2021		0.95%	1.65%	13.51	16.18	425,216	6,599,913	8.44%	9.20%	2.25%
	2020		0.95%	1.65%	12.42	14.84	362,912	5,253,573	14.08%	14.88%	1.65%
	2019		0.95%	1.65%	12.54	12.94	370,431	4,688,716	15.30%	15.93%	2.30%
	2018		1.10%	1.65%	10.88	11.16	341,636	3,781,359	-5.96%	-5.44%	1.66%
	2017		1.10%	1.65%	11.57	11.80	339,830	3,981,610	12.54%	13.16%	1.86%
LVIP American Balanced Allocation Fund - Standard Class
	2021		0.65%	0.65%	21.40	21.40	381	8,145	9.91%	9.91%	2.26%
	2020		0.65%	0.65%	19.47	19.47	470	9,141	15.63%	15.63%	1.88%
	2019		0.65%	0.65%	16.84	16.84	513	8,638	16.87%	16.87%	2.57%
	2018		0.65%	0.65%	14.41	14.41	513	7,392	-4.69%	-4.69%	2.07%
	2017		0.65%	0.65%	15.11	15.11	513	7,768	14.07%	14.07%	2.24%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
	2021		0.50%	3.00%	16.47	19.02	2,445,430	45,183,415	17.28%	20.18%	0.93%
	2020		0.50%	2.95%	14.04	15.93	2,681,070	41,638,253	1.77%	4.30%	0.76%
	2019		0.50%	3.00%	13.76	15.37	2,622,149	39,388,994	23.59%	25.89%	3.10%
	2018		1.15%	3.20%	11.02	12.21	2,471,167	29,560,549	-13.66%	-11.87%	0.90%
	2017		1.15%	3.20%	12.76	13.85	2,125,033	28,926,899	9.82%	12.09%	0.96%
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
	2021		1.30%	1.55%	13.73	13.99	265,381	3,666,322	7.30%	7.57%	2.43%
	2020		1.30%	1.55%	12.80	13.00	271,561	3,502,274	8.02%	8.29%	1.63%
	2019		1.30%	1.55%	11.85	12.01	278,216	3,320,209	14.17%	14.45%	2.21%
	2018		1.30%	1.55%	10.38	10.49	278,832	2,911,140	-4.88%	-4.64%	1.77%
	2017		1.30%	2.35%	10.62	11.00	270,151	2,955,591	9.10%	10.25%	1.93%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class
	2017		0.60%	0.60%	$13.66	$13.66	562	$7,685	11.43%	11.43%	2.21%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
	2021		1.30%	2.35%	13.29	14.36	643,258	9,159,812	8.21%	9.35%	1.73%
	2020		1.30%	2.35%	12.28	13.14	710,954	9,271,120	7.94%	9.08%	1.15%
	2019		1.30%	2.35%	11.38	12.04	755,931	9,047,784	14.24%	15.45%	1.69%
	2018		1.30%	2.35%	9.96	10.43	832,512	8,635,809	-6.52%	-5.54%	1.01%
	2017		1.30%	2.35%	10.66	11.04	1,039,972	11,425,576	13.66%	14.86%	1.40%
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
	2021		0.65%	0.65%	19.02	19.02	13,507	256,937	10.45%	10.45%	2.15%
	2020		0.65%	0.65%	17.22	17.22	14,344	247,030	10.18%	10.18%	1.53%
	2019		0.65%	0.65%	15.63	15.63	15,230	238,066	16.61%	16.61%	2.09%
	2018		0.65%	0.65%	13.41	13.41	16,171	216,782	-4.58%	-4.58%	1.54%
	2017		0.65%	0.65%	14.05	14.05	17,158	241,062	16.01%	16.01%	1.74%
LVIP American Global Growth Fund - Service Class II
	2021		0.30%	3.25%	21.27	43.30	531,408	20,513,028	12.31%	15.27%	0.00%
	2020		0.65%	3.25%	18.87	37.56	474,020	15,964,150	26.15%	29.15%	0.00%
	2019		0.65%	3.00%	14.94	29.08	493,097	12,961,141	30.93%	33.90%	1.35%
	2018		0.65%	2.90%	17.32	21.72	434,422	8,589,631	-11.85%	-9.98%	0.83%
	2017		0.65%	2.75%	19.63	24.13	310,713	6,984,903	27.44%	30.14%	0.37%
LVIP American Global Small Capitalization Fund - Service Class II
	2021		0.20%	2.75%	20.22	28.32	127,029	3,420,874	3.41%	6.08%	0.00%
	2020		0.20%	2.95%	19.06	26.95	133,887	3,438,908	25.47%	28.96%	0.00%
	2019		0.20%	2.95%	17.79	21.10	168,464	3,405,716	27.21%	29.52%	1.38%
	2018		0.50%	2.95%	13.98	16.99	190,085	2,967,068	-13.49%	-11.50%	0.70%
	2017		0.65%	2.95%	16.16	19.20	180,164	3,221,163	21.77%	24.60%	0.02%
LVIP American Growth Allocation Fund - Service Class
	2021		0.95%	1.65%	13.64	16.85	231,672	3,462,638	8.70%	9.46%	1.95%
	2020		0.95%	1.65%	12.64	15.42	197,215	2,746,006	15.06%	15.69%	1.32%
	2019		0.95%	1.50%	10.93	13.35	133,896	1,737,152	17.43%	18.07%	2.07%
	2018		0.95%	1.50%	11.11	11.32	129,144	1,433,306	-6.75%	-6.37%	1.78%
	2017		1.10%	1.50%	11.92	12.09	77,453	932,799	15.41%	15.87%	1.65%
LVIP American Growth Fund - Service Class II
	2021		0.20%	3.05%	31.08	61.27	1,520,425	87,847,790	17.93%	21.33%	0.55%
	2020		0.20%	3.05%	25.36	50.98	1,423,951	68,426,564	47.00%	51.25%	0.00%
	2019		0.20%	3.05%	16.97	34.84	1,443,196	46,403,144	26.38%	29.91%	1.94%
	2018		0.30%	3.05%	19.09	27.60	1,230,267	30,887,240	-3.63%	-1.23%	0.44%
	2017		0.65%	3.05%	22.84	27.94	968,454	24,889,128	24.11%	27.06%	0.44%
LVIP American Growth-Income Fund - Service Class II
	2021		0.30%	3.25%	21.53	42.54	1,724,135	69,482,229	19.73%	23.32%	0.80%
	2020		0.30%	3.25%	17.46	34.79	1,627,004	53,680,837	9.52%	12.80%	1.47%
	2019		0.30%	3.25%	15.05	31.86	1,434,679	42,574,011	21.68%	25.32%	2.76%
	2018		0.30%	3.25%	12.32	25.57	1,230,520	29,401,802	-4.99%	-3.03%	1.62%
	2017		0.90%	2.95%	21.75	26.37	916,754	22,768,704	18.41%	20.86%	1.27%
LVIP American International Fund - Service Class II
	2021		0.30%	3.25%	13.01	20.80	922,612	16,340,963	-4.98%	-2.14%	2.12%
	2020		0.30%	3.25%	13.67	21.32	886,526	16,196,646	9.94%	13.23%	0.25%
	2019		0.30%	3.25%	11.37	18.36	906,640	14,930,484	18.52%	22.07%	1.37%
	2018		0.30%	3.25%	9.56	15.45	860,025	11,789,942	-16.10%	-13.76%	3.18%
	2017		0.30%	3.05%	14.05	17.98	557,292	9,188,934	27.82%	30.79%	0.99%
LVIP American Preservation Fund - Service Class
	2021		0.10%	1.65%	9.71	10.89	151,967	1,542,882	-2.49%	-0.95%	2.33%
	2020		0.10%	1.65%	10.08	10.99	135,508	1,393,684	3.87%	5.35%	2.06%
	2019		0.10%	1.50%	9.71	10.43	17,464	172,757	2.51%	3.98%	1.78%
	2018		0.10%	1.50%	9.62	9.71	17,697	170,159	-0.72%	-0.60%	1.49%
	2017		1.10%	1.25%	9.69	9.77	11,428	111,461	0.07%	0.22%	1.16%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Baron Growth Opportunities Fund - Service Class
	2021		0.30%	3.15%	$22.53	$52.58	574,421	$24,954,483	15.04%	18.36%	0.00%
	2020		0.30%	3.15%	19.57	45.61	612,682	22,914,685	29.93%	33.68%	0.00%
	2019		0.30%	3.15%	15.22	35.04	616,526	17,574,186	32.16%	35.97%	0.00%
	2018		0.30%	3.15%	11.49	26.46	555,076	11,761,203	-6.92%	-4.65%	0.00%
	2017		0.75%	3.15%	19.59	28.37	515,816	11,587,869	23.29%	26.29%	0.00%
LVIP BlackRock Advantage Allocation Fund - Service Class
	2021		0.95%	3.05%	12.87	17.34	124,587	2,073,260	4.21%	6.42%	1.09%
	2020		0.95%	3.05%	12.10	16.32	113,361	1,778,936	9.46%	11.78%	1.93%
	2019		0.95%	3.05%	10.82	14.47	47,330	656,714	13.33%	15.28%	3.31%
	2018		0.95%	2.65%	11.56	12.60	27,575	331,636	-8.07%	-6.82%	3.91%
	2017	7/7/17	1.30%	2.65%	12.57	13.52	4,856	63,986	0.25%	6.57%	5.61%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
	2021		0.50%	3.30%	13.37	24.01	6,437,237	124,285,998	18.78%	22.15%	1.79%
	2020		0.50%	3.30%	10.95	19.68	7,407,240	118,315,175	-2.11%	0.36%	1.92%
	2019		0.50%	3.00%	12.74	19.85	7,091,442	113,956,468	14.80%	17.53%	2.28%
	2018		0.65%	3.20%	11.07	17.28	4,965,257	68,307,118	-11.03%	-8.73%	2.11%
	2017		0.10%	3.20%	12.38	19.37	4,526,960	68,592,329	12.49%	15.39%	1.68%
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
	2021		0.65%	3.05%	11.33	13.88	6,836,144	87,439,950	4.19%	6.66%	4.48%
	2020		0.65%	3.00%	10.87	13.01	7,040,095	85,172,385	7.15%	9.70%	1.60%
	2019		0.65%	3.00%	10.15	11.86	7,513,567	83,648,056	12.79%	15.47%	1.56%
	2018		0.65%	3.00%	9.00	10.27	8,041,671	78,205,898	-10.30%	-8.16%	0.00%
	2017		0.65%	3.00%	10.03	11.18	8,153,545	87,102,724	9.48%	12.08%	0.76%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
	2021		0.30%	3.30%	12.57	14.64	2,771,600	38,450,782	8.66%	11.97%	0.95%
	2020		0.30%	3.30%	11.73	13.11	2,865,411	35,886,709	-1.38%	1.32%	1.22%
	2019		0.30%	3.00%	11.89	12.98	2,649,708	33,128,207	14.17%	17.29%	1.87%
	2018		0.30%	3.00%	10.42	11.10	2,130,630	22,969,727	-6.19%	-3.92%	1.74%
	2017		0.60%	3.00%	11.11	11.46	1,486,889	16,828,320	10.58%	12.70%	1.42%
LVIP BlackRock Global Real Estate Fund - Service Class
	2021		0.10%	2.90%	10.68	22.72	525,674	6,766,456	24.05%	26.93%	6.52%
	2020		0.60%	2.90%	8.60	17.90	573,604	5,855,465	-5.24%	-3.03%	5.23%
	2019		0.60%	2.90%	9.07	18.11	594,668	6,338,320	21.04%	23.68%	3.18%
	2018		0.65%	2.90%	7.48	14.65	669,874	5,810,628	-11.18%	-9.16%	3.52%
	2017		0.10%	2.90%	8.42	16.15	716,070	6,901,308	7.43%	9.87%	4.09%
LVIP BlackRock Inflation Protected Bond Fund - Service Class
	2021		0.10%	3.30%	8.42	12.59	5,838,122	65,283,980	1.07%	4.30%	6.66%
	2020		0.10%	3.25%	8.33	12.13	5,071,725	55,011,926	1.66%	4.70%	0.16%
	2019		0.30%	3.25%	8.19	11.62	5,083,170	53,367,232	2.25%	5.31%	2.00%
	2018		0.30%	3.25%	8.70	11.06	5,321,129	53,755,928	-3.13%	-0.58%	4.66%
	2017		0.60%	3.20%	9.08	11.09	5,377,832	55,160,817	-1.13%	1.27%	1.68%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2021		0.65%	0.65%	12.86	12.86	11,102	142,765	3.99%	3.99%	10.06%
	2020		0.65%	0.65%	12.37	12.37	1,615	19,973	4.59%	4.59%	0.17%
	2019		0.65%	0.65%	11.82	11.82	1,655	19,569	5.21%	5.21%	2.32%
	2018		0.65%	0.65%	11.24	11.24	1,638	18,408	-0.38%	-0.38%	4.15%
	2017		0.60%	0.65%	11.28	11.32	3,152	35,615	1.52%	1.57%	1.65%
LVIP BlackRock Multi-Asset Income Fund - Service Class
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.87%
	2017		1.10%	1.65%	10.09	10.28	42,760	436,902	4.04%	4.51%	3.41%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
	2021		0.65%	3.20%	13.62	15.51	4,253,198	63,054,756	10.94%	13.52%	0.96%
	2020		0.65%	2.95%	12.28	13.66	4,077,558	53,684,565	-0.01%	2.31%	1.17%
	2019		0.65%	2.95%	12.28	13.35	3,226,146	41,785,481	15.03%	17.71%	1.64%
	2018		0.65%	2.95%	10.67	11.34	2,394,874	26,560,710	-5.89%	-3.70%	1.28%
	2017		0.65%	3.00%	11.34	11.78	1,876,067	21,779,911	9.81%	12.36%	1.36%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
	2021		0.20%	3.30%	$17.82	$40.84	3,080,078	$104,491,167	26.29%	29.89%	0.00%
	2020		0.50%	3.30%	13.72	31.73	3,405,788	90,149,420	19.92%	22.89%	0.15%
	2019		0.50%	2.95%	17.03	26.05	3,228,837	70,739,282	16.16%	18.87%	0.51%
	2018		0.65%	2.95%	14.63	22.08	2,874,281	53,610,948	-7.32%	-5.17%	0.57%
	2017		0.65%	2.95%	15.76	23.46	2,273,292	45,155,437	22.16%	25.00%	0.45%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2021		1.25%	2.50%	28.28	43.99	4,293	146,365	27.63%	29.24%	0.00%
	2020		1.25%	2.50%	22.16	34.04	5,287	140,352	20.76%	22.28%	0.31%
	2019		1.25%	2.50%	18.35	27.84	7,012	154,818	16.97%	18.45%	0.69%
	2018		1.25%	2.70%	15.69	23.50	7,283	136,015	-6.86%	-5.51%	0.65%
	2017		1.25%	2.70%	16.94	25.63	9,728	190,860	22.76%	24.57%	0.84%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
	2021		0.20%	3.00%	16.13	29.04	3,287,797	68,463,213	9.66%	12.44%	0.00%
	2020		0.50%	3.00%	14.96	26.45	3,417,358	63,815,467	23.64%	26.77%	0.00%
	2019		0.30%	3.00%	12.59	21.39	3,512,609	52,276,690	20.91%	23.79%	0.00%
	2018		0.65%	3.00%	10.40	17.68	3,539,638	42,864,184	-2.83%	-0.52%	0.00%
	2017		0.65%	3.00%	10.68	18.18	3,292,336	40,397,900	21.54%	24.43%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2021		0.65%	0.65%	39.99	39.99	174	6,970	12.56%	12.56%	0.00%
	2020		0.65%	0.65%	35.53	35.53	183	6,499	26.88%	26.88%	0.00%
	2019		0.65%	0.65%	28.00	28.00	187	5,249	24.10%	24.10%	0.00%
	2018		0.65%	0.65%	22.56	22.56	199	4,485	-0.28%	-0.28%	0.00%
	2017		0.65%	0.65%	22.63	22.63	207	4,685	24.74%	24.74%	0.00%
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class
	2021		0.65%	3.15%	16.57	20.24	2,319,548	43,770,933	17.85%	20.83%	0.18%
	2020		0.65%	3.15%	14.06	16.75	2,658,609	41,874,417	10.91%	13.71%	0.55%
	2019		0.65%	3.15%	12.83	14.73	2,939,270	41,008,408	15.48%	18.16%	1.45%
	2018		0.65%	3.20%	10.97	12.47	1,865,966	22,219,402	-6.19%	-3.77%	0.91%
	2017		0.65%	3.20%	11.82	12.95	1,809,796	22,579,618	17.10%	19.83%	1.13%
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class
	2021		0.65%	0.65%	20.82	20.82	303	6,316	21.26%	21.26%	0.55%
	2020		0.65%	0.65%	17.17	17.17	334	5,728	14.12%	14.12%	0.94%
	2019		0.65%	0.65%	15.05	15.05	345	5,184	18.60%	18.60%	1.52%
	2018		0.65%	0.65%	12.69	12.69	347	4,404	-3.43%	-3.43%	1.20%
	2017		0.65%	0.65%	13.14	13.14	365	4,799	20.26%	20.26%	1.42%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.10%
	2018		1.15%	3.15%	9.60	10.26	1,153,203	11,654,017	-8.61%	-6.95%	0.82%
	2017		1.15%	2.95%	10.51	11.03	915,514	9,985,715	14.21%	16.28%	0.81%
LVIP Delaware Bond Fund - Service Class
	2021		0.10%	3.30%	9.49	17.03	16,161,729	244,967,566	-5.32%	-2.24%	1.75%
	2020		0.10%	3.30%	10.02	17.52	14,004,207	220,358,507	5.98%	9.37%	2.05%
	2019		0.10%	3.25%	9.95	16.11	13,720,043	201,100,156	5.40%	8.72%	2.85%
	2018		0.10%	3.20%	9.44	14.90	12,730,802	173,924,136	-4.29%	-1.76%	2.96%
	2017		0.60%	3.20%	9.87	15.17	11,872,265	167,008,840	0.73%	3.38%	2.63%
LVIP Delaware Bond Fund - Standard Class
	2021		1.25%	2.80%	10.96	23.61	185,469	3,540,669	-4.51%	-3.02%	1.98%
	2020		1.25%	2.80%	11.47	24.38	197,652	3,921,561	6.83%	8.50%	2.34%
	2019		1.25%	2.80%	10.73	22.50	205,422	3,773,180	6.19%	7.85%	3.01%
	2018		1.25%	2.80%	10.09	20.90	221,983	3,812,444	-3.57%	-2.06%	3.11%
	2017		1.25%	2.80%	10.45	21.37	245,897	4,338,441	1.49%	3.08%	2.81%
LVIP Delaware Diversified Floating Rate Fund - Service Class
	2021		0.10%	3.20%	7.99	10.79	5,492,002	52,622,812	-3.01%	0.04%	0.96%
	2020		0.10%	3.20%	8.23	10.83	5,135,272	49,895,719	-2.07%	1.01%	1.26%
	2019		0.10%	3.20%	8.41	10.77	5,476,489	53,425,114	1.06%	4.24%	2.52%
	2018		0.10%	3.20%	8.32	10.38	5,376,954	51,120,917	-3.13%	-0.58%	3.41%
	2017		0.60%	3.20%	8.62	10.40	5,077,243	48,895,746	-0.89%	1.61%	0.87%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2021		0.65%	0.65%	$11.03	$11.03	12,321	$135,897	-0.25%	-0.25%	1.36%
	2020		0.65%	0.65%	11.06	11.06	8,826	97,587	0.71%	0.71%	1.66%
	2019		0.65%	0.65%	10.98	10.98	7,176	78,789	3.93%	3.93%	3.10%
	2018		0.65%	0.65%	10.56	10.56	5,513	58,244	-0.38%	-0.38%	3.79%
	2017		0.60%	0.65%	10.61	10.65	5,448	57,845	1.88%	1.93%	1.11%
LVIP Delaware Diversified Income Fund - Service Class
	2021		0.50%	3.25%	9.72	19.33	6,939,785	118,641,133	-4.77%	-2.11%	4.35%
	2020		0.50%	3.25%	10.21	19.90	6,729,118	119,217,239	7.15%	9.97%	2.40%
	2019		0.30%	3.25%	9.86	18.20	6,847,449	111,363,394	6.62%	9.37%	2.63%
	2018		0.65%	3.20%	9.42	16.74	6,352,535	95,346,289	-5.36%	-2.92%	2.96%
	2017		0.65%	3.20%	9.99	17.35	6,262,153	97,961,666	1.64%	4.21%	2.39%
LVIP Delaware Diversified Income Fund - Standard Class
	2021		0.65%	1.65%	13.00	17.93	12,859	213,182	-2.91%	-1.94%	5.18%
	2020		0.65%	1.65%	13.39	18.28	12,948	220,409	9.22%	10.32%	2.57%
	2019		0.65%	1.65%	12.26	16.57	11,499	175,297	8.63%	9.72%	2.78%
	2018		0.65%	1.65%	11.29	15.10	9,597	131,843	-3.73%	-2.76%	3.05%
	2017		0.65%	1.65%	11.73	15.53	8,170	112,038	3.50%	4.54%	2.55%
LVIP Delaware High Yield Fund - Service Class
	2021		0.75%	2.90%	13.98	33.47	187,832	4,670,862	1.60%	3.80%	8.95%
	2020		0.75%	2.90%	13.76	32.52	197,748	4,810,450	3.83%	6.09%	5.74%
	2019		0.75%	2.90%	13.25	30.92	213,245	4,943,449	12.80%	15.25%	6.38%
	2018		0.75%	2.90%	11.75	27.05	241,155	4,895,514	-7.48%	-5.47%	5.95%
	2017		0.75%	2.90%	12.70	28.86	283,216	6,238,191	4.19%	6.46%	5.78%
LVIP Delaware High Yield Fund - Standard Class
	2021		1.40%	2.35%	19.69	28.24	7,654	202,988	2.49%	3.46%	9.67%
	2020		1.40%	2.35%	19.21	27.30	7,874	201,337	4.75%	5.75%	6.08%
	2019		1.40%	2.35%	18.34	25.81	8,470	204,905	13.73%	14.81%	6.68%
	2018		1.40%	2.35%	16.13	22.48	9,895	209,757	-6.69%	-5.80%	7.02%
	2017		1.40%	2.35%	17.28	23.87	15,474	355,042	4.99%	5.99%	6.10%
LVIP Delaware Limited-Term Diversified Income Fund - Service Class
	2021		0.20%	3.15%	8.33	13.14	3,983,625	45,891,896	-4.11%	-1.25%	1.34%
	2020		0.20%	3.15%	8.68	13.37	3,827,623	45,315,337	0.89%	3.92%	1.50%
	2019		0.20%	3.15%	8.61	12.92	3,778,876	43,594,621	1.55%	4.12%	2.41%
	2018		0.50%	3.15%	8.48	12.41	3,699,810	41,310,837	-3.05%	-0.60%	2.43%
	2017		0.65%	3.15%	8.74	12.49	3,817,764	43,101,757	-1.24%	1.26%	1.80%
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class
	2021		0.65%	0.65%	12.62	12.62	1,368	17,258	-1.32%	-1.32%	1.90%
	2020		0.65%	0.65%	12.79	12.79	922	11,791	3.63%	3.63%	1.78%
	2019		0.65%	0.65%	12.34	12.34	579	7,146	4.53%	4.53%	2.76%
	2018		0.65%	0.65%	11.80	11.80	1,584	18,697	-0.40%	-0.40%	2.72%
	2017		0.65%	0.65%	11.85	11.85	1,470	17,418	1.51%	1.51%	2.06%
LVIP Delaware Mid Cap Value Fund - Service Class
	2021		0.30%	3.00%	20.58	34.13	370,883	9,198,500	27.57%	30.41%	1.06%
	2020		0.80%	3.00%	16.11	26.17	380,596	7,303,913	-2.65%	-0.64%	2.57%
	2019		0.30%	2.85%	14.07	26.34	327,228	6,340,360	26.32%	29.58%	1.00%
	2018		0.30%	2.85%	13.10	20.43	262,204	3,946,385	-17.44%	-15.72%	1.12%
	2017		0.80%	2.85%	15.86	24.24	213,415	3,846,597	14.05%	16.41%	0.97%
LVIP Delaware REIT Fund - Service Class
	2021		0.10%	2.90%	13.14	54.51	361,356	11,778,938	38.47%	42.26%	2.37%
	2020		0.20%	2.90%	9.34	38.78	405,814	9,452,079	-13.20%	-10.82%	1.67%
	2019		0.10%	2.90%	10.74	44.01	402,321	10,729,990	22.88%	26.37%	1.85%
	2018		0.10%	2.90%	12.29	35.28	411,903	8,838,348	-10.17%	-8.25%	1.87%
	2017		0.80%	2.90%	13.66	38.69	452,876	10,770,340	-1.63%	0.46%	1.33%
LVIP Delaware REIT Fund - Standard Class
	2021		1.40%	2.15%	24.68	62.60	7,911	490,084	40.03%	41.08%	3.03%
	2020		1.40%	2.15%	17.62	44.37	7,999	350,846	-12.31%	-11.65%	2.22%
	2019		1.40%	2.15%	20.10	50.23	9,915	492,822	24.11%	25.05%	2.12%
	2018		1.40%	2.15%	16.19	40.17	10,714	425,837	-9.20%	-8.51%	2.13%
	2017		1.40%	2.35%	17.39	43.90	12,443	536,720	-0.82%	0.12%	1.64%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware SMID Cap Core Fund - Service Class
	2021		0.30%	3.00%	$17.41	$63.30	238,502	$10,127,305	19.19%	22.46%	0.57%
	2020		0.30%	3.00%	14.36	52.36	257,806	9,160,358	7.46%	10.41%	0.29%
	2019		0.10%	3.00%	13.33	48.05	271,643	9,118,393	25.43%	29.12%	0.30%
	2018		0.10%	3.00%	13.19	37.77	310,371	8,091,427	-14.99%	-12.66%	0.00%
	2017		0.30%	3.00%	15.11	43.82	335,586	10,358,097	14.88%	18.03%	0.09%
LVIP Delaware SMID Cap Core Fund - Standard Class
	2021		1.40%	1.40%	38.21	38.21	12,609	481,829	21.47%	21.47%	0.96%
	2020		1.40%	1.40%	31.46	31.46	13,032	409,990	9.54%	9.54%	0.56%
	2019		1.40%	1.40%	28.72	28.72	13,796	396,216	27.83%	27.83%	0.55%
	2018		1.40%	1.40%	22.47	22.47	14,391	323,336	-13.34%	-13.34%	0.18%
	2017		1.40%	1.40%	25.93	25.93	15,773	408,930	17.00%	17.00%	0.33%
LVIP Delaware Social Awareness Fund - Service Class
	2021		0.95%	3.00%	21.68	55.52	137,902	5,485,507	22.27%	24.80%	0.48%
	2020		0.95%	3.00%	26.19	44.67	150,827	4,973,737	15.86%	18.02%	0.94%
	2019		1.05%	2.90%	22.55	37.96	145,571	4,342,690	27.76%	30.14%	1.80%
	2018		1.05%	2.90%	17.61	29.26	139,693	3,211,865	-7.62%	-5.89%	0.95%
	2017		1.05%	2.90%	19.01	31.18	153,651	3,849,372	16.34%	18.52%	0.95%
LVIP Delaware Social Awareness Fund - Standard Class
	2021		1.25%	2.60%	34.25	62.47	5,713	326,459	23.19%	24.86%	0.84%
	2020		1.25%	2.60%	27.80	50.21	6,128	279,886	16.61%	18.20%	1.31%
	2019		1.25%	2.60%	23.84	42.62	6,605	256,308	28.59%	30.34%	2.01%
	2018		1.25%	2.60%	18.54	32.82	7,394	221,787	-7.01%	-5.75%	1.29%
	2017		1.25%	2.60%	19.94	34.94	10,268	319,626	17.11%	18.70%	1.25%
LVIP Delaware U.S. Growth Fund - Service Class
	2021		0.30%	3.25%	27.97	57.81	232,668	10,780,858	13.98%	16.98%	0.00%
	2020		0.65%	3.25%	24.54	49.89	228,464	9,110,548	39.10%	42.75%	0.00%
	2019		0.30%	3.25%	17.64	35.28	256,345	7,175,348	22.82%	26.06%	0.00%
	2018		0.65%	3.25%	18.21	28.25	276,629	6,233,111	-6.06%	-3.92%	0.00%
	2017		0.65%	2.90%	19.34	29.69	276,045	6,527,284	24.45%	27.27%	0.00%
LVIP Delaware Value Fund - Service Class
	2021		0.10%	3.25%	15.21	45.92	438,605	13,736,831	18.15%	21.92%	4.96%
	2020		0.10%	3.25%	12.63	38.23	483,314	12,727,607	-2.83%	-0.17%	1.83%
	2019		0.30%	3.00%	12.96	38.80	519,795	14,055,889	16.06%	19.24%	1.48%
	2018		0.30%	3.00%	13.50	32.97	528,268	12,437,570	-5.73%	-3.29%	1.37%
	2017		0.30%	2.90%	13.96	34.53	494,839	12,630,997	10.29%	13.19%	1.54%
LVIP Delaware Value Fund - Standard Class
	2021		1.40%	1.40%	40.20	40.20	1,367	54,969	20.72%	20.72%	5.69%
	2020		1.40%	1.40%	33.30	33.30	1,405	46,798	-0.98%	-0.98%	2.23%
	2019		1.40%	1.40%	33.63	33.63	1,673	56,267	18.30%	18.30%	1.76%
	2018		1.40%	1.40%	28.43	28.43	1,158	32,926	-4.08%	-4.08%	1.97%
	2017		1.40%	1.40%	29.64	29.64	2,889	85,639	12.22%	12.22%	1.69%
LVIP Delaware Wealth Builder Fund - Service Class
	2021		1.30%	2.85%	12.60	25.65	85,772	1,841,597	8.37%	10.07%	2.01%
	2020		1.30%	2.85%	11.47	23.35	76,750	1,471,478	2.40%	4.00%	1.77%
	2019		1.30%	2.85%	11.05	22.49	79,242	1,465,103	12.42%	14.12%	2.58%
	2018		1.15%	2.80%	9.70	19.75	81,990	1,331,972	-8.07%	-6.68%	2.64%
	2017		1.30%	2.80%	14.34	21.21	92,652	1,726,582	8.92%	10.57%	1.98%
LVIP Delaware Wealth Builder Fund - Standard Class
	2021		1.40%	2.45%	18.19	27.19	4,974	131,634	9.09%	10.23%	2.01%
	2020		1.40%	2.45%	16.67	24.67	5,638	135,761	3.07%	4.15%	2.03%
	2019		1.40%	2.45%	16.18	23.69	5,744	132,956	13.09%	14.29%	2.84%
	2018		1.40%	2.45%	14.30	21.86	6,191	125,491	-7.53%	-6.54%	2.69%
	2017		1.40%	2.45%	15.47	23.43	7,219	156,156	9.58%	10.73%	2.19%
LVIP Dimensional International Core Equity Fund - Service Class
	2021		0.95%	3.15%	11.61	14.71	657,149	8,511,763	9.43%	11.87%	2.20%
	2020		0.95%	3.15%	10.61	11.92	592,984	6,854,158	3.30%	5.44%	1.57%
	2019		1.10%	3.15%	10.27	11.31	548,492	6,039,920	16.79%	19.21%	2.40%
	2018		1.10%	3.15%	8.84	9.48	440,868	4,087,255	-20.19%	-18.65%	2.02%
	2017		1.10%	3.00%	11.21	11.66	180,664	2,073,982	23.81%	25.63%	2.69%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
	2021		0.10%	3.05%	$9.78	$13.53	3,622,378	$41,621,868	11.62%	14.45%	2.83%
	2020		0.55%	3.05%	8.76	11.86	3,762,100	38,112,740	-9.46%	-7.40%	1.65%
	2019		0.80%	3.05%	9.76	12.82	3,088,449	34,018,916	13.13%	15.59%	2.57%
	2018		0.80%	2.95%	8.63	11.09	2,782,664	26,601,768	-18.72%	-16.95%	2.01%
	2017		0.80%	2.95%	10.61	13.36	1,868,021	21,582,602	22.19%	24.84%	2.31%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
	2021		0.10%	3.15%	19.46	39.39	499,873	15,736,370	23.16%	26.95%	0.88%
	2020		0.10%	3.15%	16.62	31.92	479,586	12,280,801	12.40%	15.85%	1.23%
	2019		0.10%	3.15%	15.09	28.34	456,979	10,337,059	25.64%	29.27%	1.72%
	2018		0.30%	3.15%	12.57	20.17	371,962	6,603,497	-10.47%	-8.61%	1.46%
	2017		1.10%	3.15%	13.75	22.20	188,351	3,744,270	16.72%	19.15%	1.55%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2021		0.65%	0.65%	54.92	54.92	129	7,088	26.69%	26.69%	1.14%
	2020		0.65%	0.65%	43.35	43.35	146	6,328	15.64%	15.64%	1.55%
	2019		0.65%	0.65%	37.48	37.48	142	5,317	29.23%	29.23%	1.86%
	2018		0.65%	0.65%	29.01	29.01	144	4,182	-7.91%	-7.91%	1.48%
	2017		0.65%	0.65%	31.50	31.50	148	4,669	20.07%	20.07%	1.42%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
	2021		0.10%	3.15%	17.91	20.53	673,085	13,389,256	23.51%	26.25%	0.91%
	2020		0.95%	3.15%	14.50	16.29	650,896	10,279,705	11.48%	13.96%	1.14%
	2019		0.95%	3.15%	13.01	14.31	643,353	8,973,376	24.53%	27.10%	1.17%
	2018		1.10%	3.15%	10.64	11.26	514,932	5,661,877	-12.22%	-10.84%	1.09%
	2017		1.10%	2.65%	12.18	12.63	200,062	2,492,474	15.15%	16.72%	1.58%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
	2021		0.10%	3.30%	15.72	29.63	2,784,950	68,364,827	23.25%	27.25%	0.76%
	2020		0.10%	3.30%	16.06	23.46	3,187,077	62,423,757	11.66%	14.89%	0.87%
	2019		0.10%	2.95%	13.98	20.57	3,314,400	57,281,738	15.81%	19.16%	0.99%
	2018		0.10%	2.95%	13.28	17.40	3,162,704	46,458,008	-10.70%	-8.75%	0.84%
	2017		0.80%	2.95%	14.88	19.07	2,822,867	45,723,742	15.42%	17.92%	0.99%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
	2021		0.65%	3.05%	15.96	22.72	2,255,145	47,162,272	22.80%	25.72%	0.96%
	2020		0.65%	3.00%	15.11	18.07	2,487,888	41,734,744	16.30%	19.07%	0.33%
	2019		0.30%	3.00%	12.99	15.18	2,481,235	35,318,977	16.08%	18.84%	0.90%
	2018		0.65%	3.00%	11.19	12.77	2,667,880	32,241,810	-8.96%	-6.79%	0.95%
	2017		0.65%	3.00%	12.29	13.70	2,843,503	37,222,664	15.12%	17.85%	2.16%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class
	2021		0.65%	0.65%	23.42	23.42	268	6,283	26.16%	26.16%	1.32%
	2020		0.65%	0.65%	18.56	18.56	307	5,706	19.48%	19.48%	0.65%
	2019		0.65%	0.65%	15.54	15.54	334	5,196	19.26%	19.26%	1.25%
	2018		0.65%	0.65%	13.03	13.03	343	4,467	-6.46%	-6.46%	1.34%
	2017		0.65%	0.65%	13.93	13.93	345	4,804	18.27%	18.27%	2.54%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
	2021		0.65%	3.30%	11.45	21.48	5,031,800	70,087,800	13.56%	16.33%	0.90%
	2020		0.65%	3.00%	10.07	18.50	5,633,525	68,081,942	9.06%	11.73%	0.80%
	2019		0.65%	3.00%	9.22	16.59	6,179,165	67,303,102	9.19%	11.85%	1.66%
	2018		0.65%	3.00%	8.43	14.87	5,906,072	57,991,881	-12.05%	-9.88%	1.20%
	2017		0.65%	3.00%	9.57	16.53	5,611,565	61,799,691	17.52%	20.32%	1.13%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
	2021		1.10%	3.05%	13.76	15.10	142,240	2,115,503	7.60%	9.72%	1.61%
	2020		1.10%	3.05%	12.79	13.78	136,193	1,852,088	10.28%	12.45%	1.05%
	2019		1.10%	3.05%	11.58	12.27	125,655	1,522,834	15.12%	17.38%	2.99%
	2018		1.10%	3.05%	9.88	10.46	104,180	1,079,469	-6.37%	-4.90%	1.63%
	2017		1.10%	2.65%	10.40	10.46	63,709	697,398	9.09%	9.26%	6.22%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.84%
	2018		0.65%	3.00%	9.46	10.64	2,361,422	24,037,175	-9.57%	-7.42%	2.81%
	2017		0.65%	3.00%	10.46	11.50	2,355,133	26,120,083	7.55%	10.11%	3.23%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	$10.83	$10.83	1,267	$13,722	-7.08%	-7.08%	3.21%
	2017		0.65%	0.65%	11.66	11.66	1,267	14,780	10.48%	10.48%	3.50%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
	2021		0.80%	3.00%	12.64	13.38	722,383	9,513,681	11.46%	13.48%	3.15%
	2020		0.85%	2.65%	11.37	11.79	481,150	5,624,933	3.49%	5.27%	1.84%
	2019		0.85%	2.55%	11.01	11.14	340,246	3,791,290	14.46%	15.67%	9.03%
	2018	12/11/18	1.30%	2.35%	9.62	9.63	7,619	73,342	-1.95%	-1.36%	2.20%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
	2021		0.65%	3.20%	11.59	20.38	4,381,157	83,987,980	3.98%	6.67%	3.17%
	2020		0.65%	3.20%	11.11	19.22	4,668,077	84,495,864	3.45%	6.12%	1.88%
	2019		0.65%	3.20%	10.71	18.22	5,006,571	86,009,916	11.11%	13.98%	2.29%
	2018		0.65%	3.20%	9.61	16.08	5,529,953	83,953,419	-7.69%	-5.31%	2.24%
	2017		0.65%	3.20%	11.91	17.09	6,160,818	99,460,836	6.75%	9.51%	1.98%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2021		1.70%	1.70%	20.03	20.03	8,814	176,512	5.82%	5.82%	3.41%
	2020		1.70%	1.70%	18.92	18.92	9,374	177,389	5.27%	5.27%	2.14%
	2019		1.70%	1.70%	17.98	17.98	9,978	179,373	13.07%	13.07%	2.56%
	2018		1.70%	1.70%	15.90	15.90	10,606	168,624	-6.06%	-6.06%	2.51%
	2017		1.70%	1.70%	16.92	16.92	11,264	190,633	8.63%	8.63%	2.25%
LVIP Global Growth Allocation Managed Risk Fund - Service Class
	2021		0.65%	3.20%	11.81	19.74	18,776,681	347,628,181	8.95%	11.76%	2.74%
	2020		0.65%	3.20%	10.83	17.77	21,106,833	352,769,615	2.27%	4.91%	1.88%
	2019		0.65%	3.20%	10.58	17.04	23,559,270	378,362,266	11.92%	14.81%	2.02%
	2018		0.65%	3.20%	9.44	14.93	25,438,512	359,092,367	-9.50%	-7.16%	2.10%
	2017		0.65%	3.20%	12.03	16.18	27,677,346	424,236,483	11.71%	14.59%	2.04%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2017		0.60%	0.60%	19.46	19.46	406	7,897	14.94%	14.94%	2.36%
LVIP Global Income Fund - Service Class
	2021		0.10%	3.15%	8.46	13.00	2,552,349	29,123,646	-8.27%	-5.95%	2.90%
	2020		0.65%	3.15%	9.22	13.82	2,459,532	30,158,555	3.22%	5.83%	1.39%
	2019		0.65%	3.15%	8.94	13.06	2,650,104	31,014,100	3.17%	5.78%	2.31%
	2018		0.50%	3.15%	8.66	12.35	2,877,996	32,154,577	-1.50%	0.99%	3.63%
	2017		0.65%	3.15%	8.79	12.23	3,119,687	34,845,918	1.54%	4.11%	0.00%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
	2021		0.10%	3.45%	13.28	20.24	16,973,152	321,805,946	7.06%	10.42%	2.68%
	2020		0.10%	3.20%	12.41	18.54	19,026,359	331,568,596	2.50%	5.75%	1.77%
	2019		0.10%	3.20%	12.10	17.74	21,012,201	350,952,855	11.12%	14.64%	2.06%
	2018		0.10%	3.20%	10.89	15.65	23,173,038	342,095,688	-8.64%	-5.74%	2.10%
	2017		0.10%	3.20%	11.92	16.80	25,567,265	405,839,313	10.45%	13.30%	1.98%
LVIP Goldman Sachs Income Builder Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.04%
	2018		0.50%	3.25%	10.13	10.26	77,715	798,791	-6.26%	-5.69%	3.53%
	2017		1.10%	1.70%	10.81	10.81	23,262	253,130	6.48%	6.48%	2.77%
LVIP Government Money Market Fund - Service Class
	2021		0.85%	3.25%	7.23	9.92	2,328,858	21,204,867	-3.18%	-0.83%	0.01%
	2020		0.85%	3.25%	7.47	10.01	2,824,517	25,841,935	-3.00%	-0.64%	0.14%
	2019		0.30%	3.25%	7.69	10.18	1,755,925	16,489,465	-1.66%	1.23%	1.50%
	2018		0.30%	3.20%	7.82	10.09	2,045,313	18,721,493	-2.04%	0.49%	1.14%
	2017		0.65%	3.20%	7.99	10.04	1,429,938	12,806,670	-2.68%	-0.48%	0.16%
LVIP Government Money Market Fund - Standard Class
	2021		1.25%	2.70%	7.66	9.93	68,201	636,251	-2.65%	-1.23%	0.01%
	2020		1.25%	2.70%	7.87	10.07	109,776	1,035,511	-2.39%	-0.97%	0.21%
	2019		1.25%	2.70%	8.06	10.18	63,258	606,737	-0.92%	0.53%	1.79%
	2018		1.25%	2.70%	8.13	10.14	75,072	717,244	-1.31%	0.13%	1.36%
	2017		1.25%	2.70%	8.24	10.15	94,954	905,774	-2.26%	-0.84%	0.40%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
	2018		0.65%	3.00%	9.53	10.63	2,558,490	26,071,038	-11.81%	-9.71%	1.47%
	2017		0.65%	3.00%	10.81	11.77	2,579,111	29,365,729	7.47%	10.02%	1.15%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
	2021		0.65%	3.30%	$12.44	$15.62	2,961,463	$43,216,722	16.29%	19.41%	1.06%
	2020		0.65%	3.30%	10.98	13.08	3,349,635	41,279,893	3.63%	6.25%	1.28%
	2019		0.30%	3.15%	10.60	12.31	3,585,196	41,933,070	15.57%	18.49%	1.97%
	2018		0.65%	3.15%	9.26	10.39	911,742	9,067,440	-12.08%	-10.03%	1.53%
	2017		0.65%	2.95%	10.54	11.55	765,189	8,532,153	14.24%	16.90%	1.57%
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
	2021		0.65%	0.65%	16.06	16.06	394	6,330	19.81%	19.81%	1.46%
	2020		0.65%	0.65%	13.41	13.41	422	5,664	6.63%	6.63%	1.69%
	2019		0.65%	0.65%	12.57	12.57	411	5,166	18.90%	18.90%	1.65%
	2018		0.65%	0.65%	10.58	10.58	414	4,380	-9.72%	-9.72%	1.74%
	2017		0.65%	0.65%	11.71	11.71	412	4,823	17.32%	17.32%	1.80%
LVIP JPMorgan High Yield Fund - Service Class
	2021		0.10%	3.25%	11.06	18.37	878,436	14,265,428	2.77%	6.06%	4.34%
	2020		0.10%	3.25%	10.74	17.41	823,625	12,715,496	2.08%	4.65%	4.75%
	2019		0.30%	3.10%	10.64	16.63	773,402	11,659,397	9.31%	12.01%	5.59%
	2018		0.50%	3.05%	11.97	14.85	715,488	9,755,502	-5.86%	-3.66%	5.64%
	2017		0.10%	2.90%	12.72	15.41	672,386	9,611,489	3.47%	5.92%	5.82%
LVIP JPMorgan Retirement Income Fund - Service Class
	2021		0.95%	2.95%	11.96	14.95	356,827	4,597,203	2.53%	4.61%	2.08%
	2020		0.95%	2.95%	11.48	14.33	336,324	4,083,113	6.03%	8.17%	2.33%
	2019		0.95%	2.95%	11.99	13.24	348,559	3,927,490	10.67%	12.18%	4.45%
	2018		1.30%	2.65%	10.83	11.80	51,461	596,678	-7.25%	-5.99%	3.67%
	2017	5/25/17	1.30%	2.65%	11.68	12.56	16,767	206,393	1.45%	4.26%	3.41%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
	2021		0.65%	3.30%	12.73	25.01	2,806,275	49,581,990	24.57%	27.91%	0.73%
	2020		0.65%	3.30%	11.63	20.00	3,379,725	47,060,033	-1.31%	1.04%	0.92%
	2019		0.65%	3.00%	11.80	20.26	3,364,263	46,776,322	12.44%	15.12%	0.99%
	2018		0.65%	3.20%	10.51	18.01	3,430,092	41,748,849	-14.79%	-12.59%	1.16%
	2017		0.65%	3.20%	12.28	21.08	3,421,310	48,050,108	11.03%	13.66%	0.82%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2020		0.65%	0.65%	26.86	26.86	4,330	116,275	1.29%	1.29%	1.34%
	2019		0.65%	0.65%	26.51	26.51	3,489	92,505	15.41%	15.41%	1.42%
	2018		0.65%	0.65%	22.97	22.97	2,694	61,889	-12.37%	-12.37%	1.63%
	2017		0.65%	0.65%	26.22	26.22	1,927	50,530	13.94%	13.94%	1.25%
LVIP Loomis Sayles Global Growth Fund - Service Class
	2021		0.10%	1.10%	16.18	16.78	6,518	106,966	4.59%	5.64%	0.00%
	2020	10/1/20	0.10%	1.50%	15.31	15.89	28,619	439,759	4.91%	11.74%	0.10%
LVIP MFS International Equity Managed Volatility Fund - Service Class
	2021		0.20%	3.30%	12.20	14.88	3,701,510	50,959,285	8.50%	11.41%	0.82%
	2020		0.65%	3.30%	11.20	13.35	3,722,704	46,430,136	-0.73%	1.58%	1.06%
	2019		0.30%	3.00%	11.25	13.15	3,454,451	42,789,660	22.34%	25.25%	1.54%
	2018		0.65%	3.00%	9.20	10.50	3,141,635	31,299,565	-11.16%	-9.04%	1.97%
	2017		0.65%	3.00%	10.35	11.54	2,230,443	24,617,124	24.81%	27.78%	1.22%
LVIP MFS International Growth Fund - Service Class
	2021		0.10%	3.25%	13.22	25.92	889,609	14,343,846	7.42%	10.86%	0.46%
	2020		0.10%	3.25%	12.26	23.55	917,605	13,497,062	10.59%	14.13%	0.72%
	2019		0.10%	3.25%	11.18	20.78	908,370	11,919,849	23.18%	27.12%	1.46%
	2018		0.10%	3.25%	9.03	16.46	791,316	8,288,062	-11.08%	-8.55%	1.10%
	2017		0.10%	2.90%	10.14	18.13	672,781	7,821,444	27.78%	30.68%	0.95%
LVIP MFS Value Fund - Service Class
	2021		0.10%	3.25%	16.87	35.24	1,739,106	41,957,256	21.15%	25.03%	1.22%
	2020		0.10%	3.25%	13.91	28.33	1,650,308	32,936,763	0.09%	3.20%	1.50%
	2019		0.20%	3.25%	13.58	27.04	1,459,312	29,178,787	25.50%	29.16%	1.57%
	2018		0.30%	3.15%	13.21	21.05	1,354,093	21,239,699	-13.01%	-10.80%	1.54%
	2017		0.65%	3.15%	15.13	23.63	1,425,222	25,245,140	13.70%	16.57%	1.61%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Mondrian International Value Fund - Service Class
	2021		0.10%	3.25%	$10.37	$25.66	573,918	$10,392,556	7.44%	10.88%	3.15%
	2020		0.10%	3.25%	9.44	23.44	593,274	9,857,104	-8.24%	-5.50%	2.22%
	2019		0.30%	3.25%	10.42	25.06	556,242	10,026,315	14.18%	17.60%	3.50%
	2018		0.30%	3.25%	9.02	21.54	571,288	9,034,291	-14.23%	-12.27%	2.87%
	2017		0.65%	2.90%	10.38	24.72	592,198	10,918,495	17.58%	20.26%	2.99%
LVIP Mondrian International Value Fund - Standard Class
	2021		1.25%	2.55%	13.42	28.60	28,501	746,410	8.46%	9.88%	3.38%
	2020		1.25%	2.55%	12.37	26.12	30,033	705,388	-7.36%	-6.15%	2.43%
	2019		1.25%	2.55%	13.34	27.93	30,690	775,254	15.27%	16.78%	3.72%
	2018		1.25%	2.70%	11.57	24.00	32,552	705,615	-13.84%	-12.58%	3.09%
	2017		1.25%	2.70%	13.40	27.55	36,942	919,372	18.10%	19.83%	3.29%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
	2021		1.10%	3.00%	13.51	15.56	393,835	5,938,105	12.13%	14.23%	1.57%
	2020		1.10%	2.95%	12.05	13.63	336,021	4,459,169	11.73%	13.81%	2.07%
	2019		1.10%	2.95%	10.79	11.97	339,974	3,981,362	15.88%	18.05%	0.40%
	2018		1.10%	2.95%	9.31	10.14	326,898	3,252,025	-11.21%	-9.56%	0.76%
	2017		1.10%	2.95%	10.48	11.21	256,100	2,823,693	16.69%	18.87%	1.38%
LVIP PIMCO Low Duration Bond Fund - Service Class
	2021		0.10%	3.15%	8.86	10.80	5,303,079	53,148,637	-3.96%	-0.99%	1.40%
	2020		0.10%	3.15%	9.23	10.93	5,128,084	52,718,711	0.61%	3.73%	1.63%
	2019		0.10%	3.15%	9.17	10.59	4,041,721	40,534,200	-0.09%	3.01%	2.88%
	2018		0.10%	3.15%	9.18	10.34	3,890,620	38,441,188	-2.23%	0.81%	2.33%
	2017		0.10%	3.15%	9.39	10.30	3,206,393	31,900,866	-1.72%	0.82%	1.49%
LVIP PIMCO Low Duration Bond Fund - Standard Class
	2021		0.65%	0.65%	10.94	10.94	623	6,808	-1.29%	-1.29%	1.70%
	2020		0.65%	0.65%	11.08	11.08	554	6,135	3.42%	3.42%	1.87%
	2019		0.65%	0.65%	10.71	10.71	479	5,131	2.70%	2.70%	3.23%
	2018		0.65%	0.65%	10.43	10.43	451	4,707	0.51%	0.51%	2.38%
	2017		0.65%	0.65%	10.38	10.38	444	4,609	1.02%	1.02%	1.77%
LVIP SSGA Bond Index Fund - Service Class
	2021		0.30%	3.25%	9.14	14.32	4,675,500	57,870,025	-5.35%	-2.52%	1.69%
	2020		0.30%	3.30%	9.65	14.74	4,384,509	56,293,260	3.80%	6.90%	1.95%
	2019		0.30%	3.25%	9.30	13.83	4,147,649	50,617,067	4.52%	7.65%	2.49%
	2018		0.30%	3.25%	9.13	12.90	4,202,470	48,301,886	-3.66%	-1.17%	2.45%
	2017		0.10%	3.15%	9.47	13.06	4,455,601	52,464,099	-0.27%	2.25%	2.27%
LVIP SSGA Bond Index Fund - Standard Class
	2021		1.65%	1.65%	11.71	11.71	7,259	84,996	-3.58%	-3.58%	1.94%
	2020		1.65%	1.65%	12.14	12.14	6,829	82,926	5.73%	5.73%	2.24%
	2019		1.65%	1.65%	11.49	11.49	7,026	80,702	6.47%	6.47%	2.73%
	2018		1.65%	1.65%	10.79	10.79	6,676	72,021	-1.95%	-1.95%	2.63%
	2017		1.65%	1.65%	11.00	11.00	7,742	85,190	1.50%	1.50%	2.48%
LVIP SSGA Conservative Index Allocation Fund - Service Class
	2021		0.95%	2.80%	12.87	16.96	759,538	11,838,464	3.17%	5.10%	2.00%
	2020		0.95%	2.80%	12.29	16.17	646,410	9,911,135	8.82%	10.86%	1.91%
	2019		0.95%	2.80%	12.51	14.48	630,009	8,806,447	11.38%	13.12%	2.16%
	2018		1.25%	2.80%	11.24	12.80	575,592	7,143,841	-7.21%	-5.76%	2.10%
	2017		1.25%	2.80%	12.11	13.58	550,865	7,272,532	7.39%	9.07%	2.06%
LVIP SSGA Conservative Structured Allocation Fund - Service Class
	2021		0.10%	3.05%	12.91	17.40	579,364	8,972,080	3.95%	7.06%	3.49%
	2020		0.10%	3.05%	12.41	16.34	595,717	8,775,902	6.11%	9.29%	1.89%
	2019		0.10%	3.05%	11.70	15.04	600,735	8,199,613	9.96%	13.24%	2.30%
	2018		0.10%	3.05%	10.43	13.35	712,932	8,729,305	-8.10%	-5.34%	2.51%
	2017		0.10%	3.05%	11.92	14.18	801,036	10,529,380	6.19%	8.72%	3.21%
LVIP SSGA Developed International 150 Fund - Service Class
	2021		0.80%	3.05%	10.77	17.50	609,711	7,761,750	9.49%	11.98%	4.23%
	2020		0.80%	3.05%	9.82	15.63	640,272	7,329,290	-7.21%	-5.10%	2.49%
	2019		0.30%	3.05%	10.56	16.47	609,987	7,426,976	11.67%	14.79%	3.90%
	2018		0.30%	3.05%	9.49	14.42	587,077	6,300,722	-17.90%	-16.07%	3.32%
	2017		0.75%	2.95%	11.54	16.56	571,333	7,348,372	19.67%	22.33%	4.02%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Emerging Markets 100 Fund - Service Class
	2021		0.50%	2.95%	$10.79	$14.27	534,380	$6,862,867	5.36%	7.97%	5.20%
	2020		0.50%	2.95%	10.00	13.27	599,268	7,197,429	-0.58%	1.89%	3.31%
	2019		0.50%	2.95%	9.81	13.31	614,301	7,340,492	4.22%	6.81%	3.46%
	2018		0.10%	2.95%	10.06	12.62	645,065	7,294,559	-15.08%	-12.63%	4.23%
	2017		0.10%	2.95%	11.83	14.86	616,434	8,117,611	19.92%	22.71%	2.44%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2021		0.65%	0.65%	18.98	18.98	3,660	69,456	8.08%	8.08%	8.07%
	2020		0.65%	0.65%	17.56	17.56	754	13,238	1.99%	1.99%	3.42%
	2019		0.65%	0.65%	17.22	17.22	824	14,184	6.91%	6.91%	3.85%
	2018		0.65%	0.65%	16.10	16.10	824	13,267	-12.88%	-12.88%	4.45%
	2017		0.65%	0.65%	18.48	18.48	824	15,228	23.03%	23.03%	2.74%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
	2021		0.10%	1.70%	12.67	13.33	67,443	869,216	-5.16%	-3.63%	2.61%
	2020		0.10%	3.25%	13.36	13.52	39,857	539,024	14.94%	15.58%	2.33%
	2019	2/1/19	1.15%	1.70%	11.63	11.70	11,705	136,705	3.09%	6.64%	3.48%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
	2021		0.65%	3.00%	11.51	18.15	3,640,525	59,372,302	8.97%	11.57%	4.66%
	2020		0.65%	3.00%	11.17	16.29	4,058,134	59,870,577	3.60%	6.06%	1.60%
	2019		0.65%	3.00%	10.76	15.38	4,327,174	60,710,561	12.06%	14.72%	2.26%
	2018		0.65%	3.00%	9.58	13.43	4,666,738	57,499,775	-11.11%	-9.00%	2.50%
	2017		0.65%	3.00%	10.75	14.78	5,086,974	69,424,941	11.15%	13.79%	3.71%
LVIP SSGA International Index Fund - Service Class
	2021		0.10%	3.25%	10.71	19.46	1,126,250	14,240,715	7.24%	10.45%	2.30%
	2020		0.30%	3.25%	9.95	17.71	1,218,465	14,142,623	4.14%	7.26%	2.25%
	2019		0.30%	3.25%	9.52	16.59	1,246,743	13,695,990	17.40%	20.67%	2.39%
	2018		0.50%	3.25%	8.12	12.50	1,259,483	11,560,552	-16.51%	-14.56%	2.49%
	2017		0.75%	3.05%	9.70	14.95	1,152,954	12,458,611	20.77%	23.45%	2.42%
LVIP SSGA International Managed Volatility Fund - Service Class
	2021		0.65%	3.00%	9.53	13.48	2,313,333	24,743,045	7.23%	9.77%	1.96%
	2020		0.65%	3.00%	8.89	12.33	2,596,073	25,549,472	-4.14%	-1.86%	1.66%
	2019		0.65%	3.00%	9.27	12.62	2,638,439	26,682,482	14.99%	17.72%	2.12%
	2018		0.65%	3.00%	8.06	10.77	2,887,079	25,011,858	-15.01%	-12.99%	2.08%
	2017		0.65%	3.00%	9.49	12.44	2,767,464	27,801,222	20.29%	23.15%	2.03%
LVIP SSGA Large Cap 100 Fund - Service Class
	2021		0.85%	3.05%	18.34	41.11	541,128	18,186,240	27.60%	30.30%	2.07%
	2020		0.95%	3.05%	14.38	32.18	602,637	15,705,488	-0.37%	1.75%	2.43%
	2019		0.30%	3.05%	14.49	32.27	645,933	16,695,837	23.24%	26.61%	2.45%
	2018		0.30%	3.00%	18.24	26.17	656,749	13,598,020	-13.91%	-11.99%	1.87%
	2017		0.75%	2.95%	21.17	30.40	712,062	16,907,624	15.02%	17.58%	2.51%
LVIP SSGA Large Cap 100 Fund - Standard Class
	2021	5/19/21	0.65%	0.65%	56.61	56.61	5,181	293,325	7.88%	7.88%	2.27%
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
	2021		0.20%	3.30%	17.01	22.81	3,170,472	68,089,871	23.63%	26.76%	1.15%
	2020		0.80%	3.30%	15.04	18.00	3,606,781	61,503,902	11.92%	14.57%	1.70%
	2019		0.80%	3.15%	13.44	15.71	3,665,431	54,927,470	17.12%	19.91%	1.36%
	2018		0.80%	3.15%	11.60	13.10	3,213,961	40,395,211	-7.65%	-5.64%	1.61%
	2017		0.80%	2.95%	12.57	13.88	2,475,383	33,115,937	17.28%	19.84%	1.64%
LVIP SSGA Mid-Cap Index Fund - Service Class
	2021		0.10%	3.25%	14.49	19.28	841,032	15,072,577	20.09%	23.44%	0.99%
	2020		0.50%	3.25%	11.84	15.62	699,375	10,231,047	9.30%	12.34%	1.46%
	2019		0.50%	3.25%	10.63	13.90	606,640	8,017,883	21.48%	24.87%	1.40%
	2018		0.50%	3.25%	10.54	10.99	326,354	3,499,047	-14.25%	-12.56%	1.80%
	2017	1/13/17	1.10%	3.05%	12.29	12.57	133,451	1,669,352	4.17%	13.67%	1.87%
LVIP SSGA Mid-Cap Index Fund - Standard Class
	2021	5/19/21	0.65%	0.65%	19.38	19.38	4,153	80,483	6.56%	6.56%	1.12%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Moderate Index Allocation Fund - Service Class
	2021		0.30%	3.25%	$13.16	$21.25	2,314,891	$43,847,738	6.60%	9.79%	2.03%
	2020		0.30%	3.25%	12.33	19.42	2,220,851	38,807,951	9.92%	13.21%	2.01%
	2019		0.30%	3.25%	11.20	17.22	2,224,266	34,727,217	14.17%	17.58%	2.10%
	2018		0.30%	3.25%	10.52	14.69	2,193,291	29,420,338	-9.49%	-6.78%	2.07%
	2017		0.30%	3.25%	12.59	15.82	1,823,040	26,742,451	10.72%	13.52%	2.19%
LVIP SSGA Moderate Structured Allocation Fund - Service Class
	2021		0.10%	3.05%	14.13	20.34	2,859,054	51,665,608	8.52%	11.76%	4.39%
	2020		0.10%	3.05%	12.80	18.30	3,013,962	49,455,937	6.30%	9.48%	2.17%
	2019		0.10%	3.05%	12.30	16.80	3,353,603	51,032,543	12.79%	16.17%	2.51%
	2018		0.10%	3.05%	10.61	14.55	3,735,354	49,714,007	-10.14%	-7.63%	2.81%
	2017		0.30%	3.05%	13.27	15.80	3,805,329	55,612,433	9.53%	12.13%	3.75%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
	2021		0.30%	3.00%	13.96	21.98	1,013,273	19,898,419	7.80%	10.75%	1.91%
	2020		0.30%	3.00%	14.58	19.95	989,075	17,949,397	10.63%	13.65%	2.14%
	2019		0.30%	3.00%	12.83	17.65	1,058,177	17,179,047	15.96%	19.07%	2.10%
	2018		0.30%	2.95%	12.43	14.89	1,009,721	13,935,795	-10.34%	-8.37%	1.90%
	2017		0.80%	2.95%	13.86	15.72	878,391	13,428,258	13.28%	15.69%	1.89%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
	2021		0.65%	2.95%	14.50	21.48	1,455,552	27,832,548	10.09%	12.66%	4.74%
	2020		0.65%	2.95%	12.97	19.06	1,693,853	28,745,390	5.84%	8.30%	2.32%
	2019		0.65%	2.95%	14.18	17.60	1,784,285	28,223,231	13.74%	16.38%	2.63%
	2018		0.65%	2.95%	12.46	15.13	1,789,988	24,728,114	-11.09%	-9.03%	2.91%
	2017		0.65%	2.95%	14.02	16.63	1,847,696	28,287,200	11.28%	13.87%	4.43%
LVIP SSGA Nasdaq-100 Index Fund - Service Class
	2021	7/8/21	0.95%	1.25%	12.12	12.14	4,742	57,576	2.68%	10.35%	0.30%
LVIP SSGA S&P 500 Index Fund - Service Class
	2021		0.10%	3.25%	21.79	46.55	4,591,639	146,657,731	24.01%	27.97%	1.05%
	2020		0.10%	3.25%	17.28	36.56	4,606,456	118,551,248	13.97%	17.50%	1.42%
	2019		0.20%	3.25%	15.08	31.24	3,582,391	87,778,710	26.69%	30.48%	1.54%
	2018		0.30%	3.25%	14.04	24.20	3,351,671	63,801,379	-7.83%	-5.16%	1.65%
	2017		0.30%	3.15%	14.80	26.20	3,147,664	64,969,463	17.51%	20.90%	1.72%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2021		1.40%	2.70%	32.28	39.38	47,467	1,789,630	25.00%	26.64%	1.27%
	2020		1.40%	2.70%	25.80	31.10	49,721	1,480,086	14.89%	16.39%	1.60%
	2019		1.40%	2.70%	22.43	26.72	53,657	1,370,696	27.71%	29.38%	1.62%
	2018		1.40%	2.70%	17.55	20.65	60,953	1,209,697	-7.18%	-5.97%	1.74%
	2017		1.40%	2.70%	18.89	21.96	67,075	1,417,241	18.34%	19.89%	1.73%
LVIP SSGA Short-Term Bond Index Fund - Service Class
	2021		0.10%	3.05%	9.74	10.76	1,480,170	15,238,010	-3.71%	-0.87%	0.78%
	2020		0.10%	3.05%	10.11	10.87	1,111,173	11,724,703	0.28%	3.09%	1.85%
	2019		0.30%	3.05%	10.11	10.55	749,581	7,762,615	1.55%	4.22%	3.35%
	2018	6/1/18	0.30%	2.90%	9.96	10.12	214,060	2,152,582	-0.03%	0.60%	2.31%
LVIP SSGA Small-Cap Index Fund - Service Class
	2021		0.10%	3.25%	16.45	33.99	1,598,654	36,837,407	10.61%	13.92%	0.61%
	2020		0.30%	3.25%	14.85	30.64	1,463,042	30,338,430	15.10%	18.55%	0.85%
	2019		0.30%	3.25%	12.88	26.54	1,433,344	25,504,261	20.73%	24.35%	0.81%
	2018		0.30%	3.25%	12.59	21.91	1,205,379	17,514,258	-14.25%	-12.12%	0.79%
	2017		0.60%	3.05%	14.74	25.53	1,044,617	17,443,857	10.50%	13.24%	0.79%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2021	5/19/21	0.65%	0.65%	46.82	46.82	1,652	77,349	2.42%	2.42%	0.86%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
	2021		0.75%	3.15%	16.21	36.49	785,652	19,740,057	29.19%	32.32%	2.79%
	2020		0.75%	3.15%	12.55	27.57	406,057	10,044,350	2.44%	4.93%	2.63%
	2019		0.75%	3.15%	11.98	26.28	393,477	9,375,712	15.82%	18.63%	1.82%
	2018		0.75%	3.15%	14.08	22.51	368,795	7,450,853	-16.35%	-14.31%	2.88%
	2017		0.75%	3.15%	16.83	26.86	335,766	7,989,629	2.78%	5.27%	2.45%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2021		0.65%	1.65%	$27.65	$47.80	834	$30,178	31.47%	32.79%	2.33%
	2020		0.65%	1.65%	21.03	36.00	979	25,974	4.25%	5.30%	2.87%
	2019		0.65%	1.65%	20.17	34.19	827	19,680	17.87%	19.05%	1.99%
	2018		0.65%	1.65%	17.11	28.72	1,257	28,195	-14.88%	-14.02%	3.05%
	2017		0.65%	1.65%	20.11	33.40	1,196	31,354	4.59%	5.64%	2.69%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
	2021		0.50%	3.30%	12.93	16.99	3,624,894	57,062,032	12.19%	15.37%	2.34%
	2020		0.50%	3.30%	11.21	14.75	3,975,983	54,842,273	9.80%	12.52%	1.87%
	2019		0.50%	3.00%	11.23	13.13	4,028,381	49,842,182	10.90%	13.54%	0.63%
	2018		0.65%	3.00%	10.13	11.56	3,594,624	39,434,891	-12.04%	-9.95%	1.42%
	2017		0.65%	3.00%	11.51	12.84	2,808,810	34,467,195	10.51%	13.13%	1.23%
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class
	2020		0.65%	0.65%	15.03	15.03	3,158	47,456	12.63%	12.63%	2.44%
	2019		0.65%	0.65%	13.34	13.34	2,561	34,169	13.82%	13.82%	0.94%
	2018		0.65%	0.65%	11.72	11.72	1,988	23,305	-9.73%	-9.73%	1.66%
	2017		0.65%	0.65%	12.99	12.99	1,446	18,781	13.42%	13.42%	1.62%
LVIP T. Rowe Price 2010 Fund - Service Class
	2021		1.60%	1.65%	16.12	16.24	7,246	117,002	6.56%	6.61%	1.05%
	2020		1.30%	2.55%	13.38	15.86	25,072	387,135	9.20%	10.57%	1.93%
	2019		1.30%	2.55%	12.25	14.35	26,719	373,505	12.52%	13.94%	2.72%
	2018		1.30%	2.55%	10.89	12.59	27,754	341,043	-6.87%	-5.69%	1.89%
	2017		1.30%	2.55%	11.69	13.35	21,967	287,946	6.61%	7.95%	1.57%
LVIP T. Rowe Price 2020 Fund - Service Class
	2021		1.60%	1.90%	15.80	16.51	6,207	98,519	7.88%	8.21%	2.67%
	2020		1.60%	2.55%	13.41	14.65	6,247	91,528	10.14%	10.86%	2.32%
	2019		1.90%	2.55%	12.18	13.21	6,028	79,361	15.65%	16.40%	2.60%
	2018		1.90%	2.55%	10.53	11.35	6,415	72,544	-8.19%	-7.59%	0.74%
	2017		1.80%	2.55%	11.47	12.42	19,198	237,207	8.94%	9.75%	1.59%
LVIP T. Rowe Price 2030 Fund - Service Class
	2021		1.90%	1.90%	16.46	16.46	4,160	68,497	11.18%	11.18%	2.00%
	2020		1.90%	1.90%	14.81	14.81	4,388	64,987	12.80%	12.80%	1.95%
	2019		1.90%	1.90%	13.13	13.13	4,652	61,078	19.55%	19.55%	2.21%
	2018		1.90%	1.90%	10.98	10.98	4,925	54,092	-9.55%	-9.55%	1.51%
	2017		1.90%	1.90%	12.14	12.14	4,948	60,086	11.07%	11.07%	1.63%
LVIP T. Rowe Price 2040 Fund - Service Class
	2021		1.40%	1.40%	17.69	17.69	2,276	40,256	15.02%	15.02%	2.40%
	2020		1.40%	1.40%	15.38	15.38	2,276	35,000	14.72%	14.72%	1.90%
	2019		1.40%	1.40%	13.40	13.40	2,276	30,509	22.40%	22.40%	2.07%
	2018		1.40%	1.40%	10.95	10.95	2,276	24,925	-10.22%	-10.22%	1.37%
	2017		1.40%	1.80%	11.69	12.20	2,363	28,792	12.31%	12.76%	1.67%
LVIP T. Rowe Price Growth Stock Fund - Service Class
	2021		0.10%	3.00%	26.96	59.04	641,781	26,513,483	16.59%	20.04%	0.00%
	2020		0.10%	3.00%	22.64	49.43	681,637	24,092,126	32.07%	35.98%	0.00%
	2019		0.10%	3.00%	16.79	35.83	885,344	23,266,000	26.84%	30.60%	0.00%
	2018		0.10%	3.00%	17.86	27.62	906,313	18,611,230	-4.28%	-2.00%	0.09%
	2017		0.65%	3.00%	18.62	28.23	962,376	20,346,493	29.42%	32.50%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
	2021		0.10%	3.25%	22.93	70.90	479,197	25,557,202	9.93%	13.22%	0.01%
	2020		0.30%	3.25%	20.47	63.28	474,047	22,984,114	27.17%	30.97%	0.00%
	2019		0.30%	3.25%	16.41	48.83	485,018	17,244,725	32.68%	36.65%	0.00%
	2018		0.30%	3.25%	12.51	36.11	345,835	9,711,631	-6.31%	-3.89%	0.17%
	2017		0.60%	3.15%	19.53	37.85	271,758	8,213,947	20.58%	23.69%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2021		1.40%	2.65%	43.90	77.77	2,495	153,272	10.87%	12.26%	0.01%
	2020		1.40%	2.65%	39.60	69.42	3,628	202,525	28.25%	29.86%	0.00%
	2019		1.40%	2.65%	30.88	53.56	4,399	194,615	33.81%	35.49%	0.15%
	2018		1.40%	2.65%	23.08	39.61	5,361	177,885	-5.61%	-4.42%	0.37%
	2017		1.40%	2.65%	24.45	41.53	3,515	120,276	21.48%	23.01%	0.19%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
	2021		1.15%	3.45%	$13.19	$13.91	1,122,262	$15,451,935	14.57%	16.53%	2.53%
	2020		1.15%	3.20%	11.43	11.91	753,904	8,934,672	4.85%	6.92%	1.59%
	2019		1.25%	3.20%	11.00	11.13	555,760	6,170,579	15.33%	16.55%	9.07%
	2018	11/20/18	1.30%	2.35%	9.54	9.55	20,846	199,059	-2.65%	-1.78%	2.82%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
	2021		0.30%	3.25%	12.80	15.87	4,779,488	68,877,026	11.40%	14.74%	2.46%
	2020		0.30%	3.25%	11.49	13.35	4,954,616	62,927,129	4.78%	7.59%	1.56%
	2019		0.60%	3.25%	11.02	12.41	4,862,416	57,826,997	13.26%	16.18%	1.51%
	2018		0.60%	3.15%	9.75	10.68	4,281,074	44,093,433	-7.76%	-5.43%	1.63%
	2017		0.60%	3.10%	10.61	11.24	4,031,937	44,266,826	11.60%	14.03%	1.53%
LVIP Vanguard Bond Allocation Fund - Service Class
	2021		0.10%	3.30%	8.86	11.85	7,648,130	82,045,903	-4.74%	-1.65%	1.24%
	2020		0.10%	3.30%	9.29	12.11	6,550,813	72,462,973	2.05%	5.31%	1.31%
	2019		0.10%	3.25%	9.11	11.57	6,112,193	65,131,586	3.78%	6.88%	2.40%
	2018		0.30%	3.25%	9.08	10.86	5,501,956	55,471,193	-3.34%	-1.04%	2.04%
	2017		0.65%	3.00%	9.39	10.97	4,678,986	48,226,904	-0.35%	2.02%	1.79%
LVIP Vanguard Bond Allocation Fund - Standard Class
	2021		0.65%	0.65%	12.17	12.17	505	6,143	-1.93%	-1.93%	1.47%
	2020		0.65%	0.65%	12.41	12.41	448	5,557	5.00%	5.00%	1.57%
	2019		0.65%	0.65%	11.82	11.82	431	5,098	6.78%	6.78%	2.56%
	2018		0.65%	0.65%	11.07	11.07	417	4,616	-0.81%	-0.81%	2.12%
	2017		0.65%	0.65%	11.16	11.16	430	4,793	2.28%	2.28%	1.94%
LVIP Vanguard Domestic Equity ETF Fund - Service Class
	2021		0.10%	3.05%	21.70	35.78	922,632	29,278,165	21.66%	25.30%	1.02%
	2020		0.10%	3.05%	17.47	28.76	978,851	25,409,157	15.94%	19.40%	1.20%
	2019		0.10%	3.05%	14.75	24.25	977,791	21,584,270	26.06%	29.58%	1.47%
	2018		0.30%	3.05%	16.09	18.81	848,451	14,705,873	-7.84%	-5.93%	1.37%
	2017		0.80%	2.85%	17.57	19.99	660,405	12,510,506	16.62%	18.92%	1.40%
LVIP Vanguard International Equity ETF Fund - Service Class
	2021		0.10%	3.15%	12.40	17.18	1,339,387	19,598,100	4.55%	7.78%	2.77%
	2020		0.10%	3.15%	11.86	16.06	1,116,037	15,321,795	7.18%	10.50%	2.05%
	2019		0.10%	3.15%	11.06	14.64	1,032,742	13,021,304	18.12%	21.54%	3.02%
	2018		0.30%	3.15%	9.37	12.11	878,675	9,219,027	-17.56%	-15.56%	2.31%
	2017		0.75%	3.15%	11.36	13.28	559,329	7,057,767	24.02%	26.97%	2.09%
LVIP Wellington Capital Growth Fund - Service Class
	2021		0.10%	2.95%	28.60	60.92	393,106	17,367,329	13.43%	16.71%	0.00%
	2020		0.10%	2.95%	24.81	52.57	429,462	16,321,741	38.53%	42.53%	0.00%
	2019		0.10%	2.95%	17.87	37.14	354,816	9,791,992	36.93%	40.89%	0.00%
	2018		0.10%	2.95%	17.62	26.90	313,158	6,388,394	-1.84%	0.45%	0.00%
	2017		0.65%	2.95%	17.92	27.40	258,385	5,609,219	31.59%	34.65%	0.00%
LVIP Wellington SMID Cap Value Fund - Service Class
	2021		0.30%	3.25%	15.12	31.86	409,684	8,580,919	23.79%	27.49%	0.24%
	2020		0.30%	3.25%	12.17	25.07	454,966	7,584,952	-1.73%	1.22%	0.72%
	2019		0.30%	3.25%	12.34	24.36	407,866	6,779,873	26.09%	29.88%	0.78%
	2018		0.30%	3.25%	9.75	18.85	414,243	5,369,234	-17.27%	-15.29%	0.43%
	2017		0.65%	3.00%	13.66	22.29	423,928	6,570,691	10.03%	12.42%	0.17%
LVIP Western Asset Core Bond Fund - Service Class
	2021		0.10%	3.10%	10.28	11.70	3,154,721	34,932,572	-4.96%	-2.26%	2.28%
	2020		0.30%	3.10%	10.82	11.97	2,421,842	27,724,839	5.41%	8.40%	2.33%
	2019		0.30%	3.10%	10.32	11.05	1,815,148	19,397,788	7.06%	9.88%	3.23%
	2018		0.30%	2.90%	9.64	9.91	1,090,242	10,725,701	-4.09%	-2.40%	4.46%
	2017	5/26/17	1.10%	2.90%	10.05	10.16	331,790	3,360,923	-0.46%	1.34%	2.67%
MFS® VIT Growth Series - Initial Class
	2021		1.40%	1.40%	36.45	36.45	2,830	103,133	21.82%	21.82%	0.00%
	2020		1.40%	1.40%	29.92	29.92	2,951	88,291	30.02%	30.02%	0.00%
	2019		1.40%	1.40%	23.01	23.01	3,300	75,935	36.23%	36.23%	0.00%
	2018		1.40%	1.40%	16.89	16.89	3,426	57,862	1.24%	1.24%	0.09%
	2017		1.40%	1.40%	16.68	16.68	4,274	71,306	29.58%	29.58%	0.10%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS® VIT Growth Series - Service Class
	2021		0.80%	3.25%	$27.65	$87.45	354,283	$18,343,189	19.30%	22.25%	0.00%
	2020		0.80%	3.25%	22.65	72.11	386,451	16,539,497	27.32%	30.49%	0.00%
	2019		0.75%	3.25%	17.38	55.70	411,946	12,696,565	33.74%	36.75%	0.00%
	2018		0.65%	3.00%	13.83	41.08	280,262	6,969,554	-0.62%	1.72%	0.00%
	2017		0.65%	3.00%	13.73	40.76	213,488	5,556,101	27.21%	30.20%	0.00%
MFS® VIT Total Return Series - Initial Class
	2021		1.40%	1.40%	31.66	31.66	5,583	176,784	12.53%	12.53%	1.81%
	2020		1.40%	1.40%	28.14	28.14	5,630	158,425	8.29%	8.29%	2.16%
	2019		1.40%	1.40%	25.98	25.98	6,817	177,147	18.71%	18.71%	2.36%
	2018		1.40%	1.40%	21.89	21.89	6,881	150,619	-6.92%	-6.92%	1.97%
	2017		1.40%	1.40%	23.52	23.52	11,431	268,821	10.74%	10.74%	1.95%
MFS® VIT Total Return Series - Service Class
	2021		0.20%	3.25%	14.92	29.18	376,751	8,957,118	10.20%	13.62%	1.66%
	2020		0.20%	3.25%	13.54	26.04	375,018	7,941,113	6.01%	9.29%	2.12%
	2019		0.20%	3.25%	12.77	24.17	349,762	6,816,503	16.28%	19.34%	2.19%
	2018		0.65%	3.25%	10.84	20.44	294,268	4,865,173	-8.88%	-6.48%	2.07%
	2017		0.65%	3.25%	14.86	22.07	237,929	4,251,651	9.04%	11.30%	2.33%
MFS® VIT Utilities Series - Initial Class
	2021		1.40%	1.40%	42.64	42.64	5,395	230,018	12.51%	12.51%	1.74%
	2020		1.40%	1.40%	37.90	37.90	5,712	216,492	4.43%	4.43%	2.43%
	2019		1.40%	1.40%	36.29	36.29	6,094	221,139	23.33%	23.33%	4.02%
	2018		1.40%	1.40%	29.43	29.43	5,793	170,452	-0.35%	-0.35%	1.16%
	2017		1.40%	2.35%	23.77	29.53	8,429	248,176	12.16%	13.24%	4.17%
MFS® VIT Utilities Series - Service Class
	2021		0.75%	2.95%	15.89	72.28	290,175	11,547,467	10.52%	12.95%	1.50%
	2020		0.75%	2.95%	14.09	64.53	305,077	10,913,512	2.55%	4.81%	2.23%
	2019		0.30%	2.95%	13.81	62.08	329,380	11,438,444	21.17%	24.43%	3.76%
	2018		0.30%	2.95%	15.83	50.54	371,699	10,423,500	-2.12%	0.06%	0.84%
	2017		0.10%	2.95%	16.17	50.95	415,163	11,753,551	11.17%	13.64%	4.05%
MFS® VIT II Core Equity Portfolio - Service Class
	2021		1.40%	2.35%	36.70	59.42	676	29,354	22.15%	23.31%	0.26%
	2020		1.40%	2.35%	30.04	48.28	758	27,135	15.64%	16.74%	0.49%
	2019		1.40%	2.35%	25.98	41.44	809	24,710	29.79%	31.02%	0.38%
	2018		1.40%	2.35%	20.02	31.69	1,503	35,381	-6.29%	-5.41%	0.48%
	2017		1.40%	2.35%	21.36	33.57	932	22,810	21.62%	22.78%	0.61%
MFS® VIT II International Intrinsic Value Portfolio - Service Class
	2021		0.10%	1.50%	14.33	18.95	116,030	2,072,093	8.63%	10.17%	0.14%
	2020		0.10%	1.65%	13.17	17.38	109,749	1,807,817	18.26%	20.09%	0.80%
	2019		0.10%	1.65%	14.17	14.62	109,816	1,557,981	23.60%	25.54%	1.46%
	2018		0.10%	1.65%	11.34	11.76	114,748	1,338,717	-11.21%	-9.81%	0.95%
	2017		0.10%	1.65%	12.91	13.17	118,924	1,551,768	24.75%	25.43%	1.32%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
	2021		0.95%	1.65%	13.98	14.42	49,082	687,033	12.31%	12.76%	2.36%
	2020		1.10%	1.50%	12.45	12.79	37,665	477,163	-2.90%	-2.51%	1.42%
	2019		1.10%	1.50%	12.82	13.12	36,534	475,216	25.96%	26.47%	2.53%
	2018		1.10%	1.50%	10.18	10.37	38,708	398,638	-9.26%	-8.90%	2.71%
	2017		1.10%	1.50%	11.32	11.38	25,021	283,794	11.15%	11.31%	2.34%
Morgan Stanley VIF Growth Portfolio - Class II
	2021		0.80%	0.80%	90.13	90.13	440	39,621	-0.95%	-0.95%	0.00%
	2020		0.80%	0.80%	90.99	90.99	464	42,187	115.04%	115.04%	0.00%
	2019		0.75%	0.80%	42.31	73.92	1,886	113,146	30.42%	30.49%	0.00%
	2018		0.75%	0.80%	32.44	32.44	1,979	91,168	6.44%	6.44%	0.00%
	2017		0.80%	0.80%	30.48	30.48	957	29,185	41.70%	41.70%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2021		1.25%	2.90%	22.10	44.29	52,262	1,908,622	29.01%	31.15%	0.60%
	2020		1.25%	2.90%	17.09	33.89	57,328	1,586,630	-5.40%	-3.83%	1.23%
	2019		1.25%	2.90%	17.98	35.36	54,427	1,575,273	13.40%	15.29%	0.69%
	2018		1.25%	2.90%	15.75	30.78	57,339	1,445,579	-17.70%	-16.33%	0.62%
	2017		1.25%	2.90%	19.02	36.91	68,513	2,075,562	13.40%	15.29%	0.80%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
	2020		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	1.43%
	2019		1.10%	1.65%	9.37	9.66	21,993	209,910	5.04%	5.62%	2.64%
	2018		1.10%	1.65%	9.09	9.15	22,958	207,788	-7.86%	-7.72%	3.09%
	2017		1.10%	1.25%	9.86	9.91	23,410	231,530	9.60%	9.76%	5.48%
PIMCO VIT All Asset Portfolio - Advisor Class
	2021		0.95%	1.65%	11.09	11.87	12,651	143,853	14.14%	14.94%	10.90%
	2020	6/1/20	0.95%	1.65%	9.71	10.33	11,269	111,197	16.06%	16.54%	2.42%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
	2021		0.65%	2.80%	8.34	10.94	459,069	4,527,568	29.44%	32.25%	4.10%
	2020		0.65%	2.80%	6.44	8.27	466,116	3,500,077	-1.57%	0.57%	6.25%
	2019		0.65%	2.80%	6.54	8.22	476,297	3,583,117	8.28%	10.63%	4.35%
	2018		0.65%	2.80%	6.04	7.43	468,604	3,213,134	-16.57%	-14.76%	1.98%
	2017		0.65%	2.80%	7.37	8.72	455,229	3,693,214	-0.47%	1.39%	10.95%
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
	2021		1.10%	1.50%	10.88	11.22	40,856	452,617	-0.32%	0.08%	1.98%
	2020		1.10%	1.50%	10.91	11.21	40,418	447,806	3.15%	3.56%	2.68%
	2019		1.10%	1.50%	10.58	10.82	43,789	468,116	3.27%	3.68%	4.27%
	2018		1.10%	1.50%	10.25	10.44	50,411	522,675	-0.58%	-0.18%	2.77%
	2017		1.10%	1.50%	10.31	10.46	44,654	463,989	3.34%	3.76%	1.61%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
	2021		1.10%	1.50%	11.80	12.17	12,953	156,076	-4.11%	-3.72%	4.39%
	2020		1.10%	1.50%	12.31	12.64	14,093	176,723	5.01%	5.43%	4.49%
	2019		1.10%	1.50%	11.72	11.99	14,109	168,003	12.94%	13.40%	4.33%
	2018		1.10%	1.50%	10.38	10.57	15,231	160,191	-6.25%	-5.90%	4.03%
	2017		1.10%	1.50%	11.17	11.24	17,049	190,802	8.42%	8.58%	4.98%
Putnam VT George Putnam Balanced Fund - Class IB
	2021		0.10%	2.65%	15.10	17.64	568,845	9,571,464	11.05%	12.96%	0.81%
	2020		0.95%	2.65%	13.37	15.64	491,060	7,333,359	12.31%	14.23%	1.05%
	2019		0.95%	2.65%	11.70	13.71	392,909	5,178,914	20.76%	22.83%	1.09%
	2018		0.95%	2.65%	10.81	11.18	211,733	2,317,180	-5.68%	-4.20%	0.62%
	2017	2/6/17	1.10%	2.65%	11.46	11.67	133,206	1,544,126	2.31%	10.23%	0.10%
Putnam VT Global Health Care Fund - Class IB
	2021		0.95%	3.00%	16.89	50.46	84,613	1,591,077	15.87%	18.27%	1.09%
	2020		0.95%	3.00%	14.28	42.79	71,528	1,296,355	12.84%	15.18%	0.47%
	2019		0.95%	3.00%	12.69	37.26	19,924	356,521	26.44%	28.87%	0.00%
	2018		1.10%	3.00%	9.85	28.96	22,470	279,637	-3.53%	-1.68%	1.03%
	2017		1.10%	3.00%	10.01	29.50	28,188	346,521	11.89%	14.04%	0.49%
Putnam VT Growth & Income Fund - Class IB
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.07%
Putnam VT Income Fund - Class IB
	2021		0.10%	1.65%	10.54	11.71	55,558	615,321	-6.15%	-4.68%	1.24%
	2020		0.10%	1.65%	11.24	12.29	43,379	507,780	4.00%	5.62%	2.75%
	2019		0.10%	1.65%	10.80	11.63	49,004	546,305	10.06%	11.78%	2.48%
	2018		0.10%	1.65%	9.82	10.41	41,249	415,369	-1.44%	0.10%	2.94%
	2017		0.10%	1.65%	9.96	10.11	34,665	351,808	3.87%	4.44%	3.66%
Putnam VT Large Cap Value Fund - Class IB
	2021		0.10%	3.00%	14.44	34.74	204,486	3,079,485	23.55%	25.91%	0.67%
	2020		1.10%	3.00%	11.80	28.07	42,352	509,692	2.68%	4.49%	2.87%
	2019		1.25%	3.00%	20.79	27.28	8,841	108,931	26.56%	28.61%	1.16%
	2018		1.40%	3.00%	16.42	21.52	714	13,837	-11.20%	-9.79%	0.69%
	2017	5/12/17	1.40%	3.00%	18.50	24.18	752	16,364	11.06%	12.20%	0.00%
Putnam VT Multi-Asset Absolute Return Fund - Class IB
	2021		0.95%	1.65%	8.85	9.23	28,681	257,956	-0.90%	-0.35%	0.00%
	2020		1.10%	1.65%	8.93	9.27	26,989	244,570	-8.89%	-8.39%	0.00%
	2019		1.10%	1.65%	9.89	10.11	28,400	281,812	4.34%	4.75%	0.00%
	2018		1.10%	1.50%	9.48	9.66	29,248	278,256	-9.21%	-8.85%	0.30%
	2017		1.10%	1.50%	10.44	10.59	9,156	96,744	5.40%	5.81%	0.00%

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Rational Trend Aggregation VA Fund
	2021		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	0.57%
	2020		1.40%	1.40%	13.48	13.48	2,557	34,476	-0.21%	-0.21%	0.66%
	2019		1.40%	1.40%	13.51	13.51	2,330	31,476	5.80%	5.80%	2.92%
	2018		1.40%	1.40%	12.77	12.77	2,198	28,073	-5.90%	-5.90%	4.16%
	2017		1.40%	1.40%	13.57	13.57	2,222	30,161	-2.96%	-2.96%	3.42%
SEI VP Market Growth Strategy Fund - Class III
	2020	8/27/20	0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.72%
SEI VP Market Plus Strategy Fund - Class III
	2020		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.04%
	2019		1.10%	1.10%	12.89	12.89	222	2,857	20.36%	20.36%	2.53%
	2018		1.10%	1.10%	10.71	10.71	220	2,355	-11.28%	-11.28%	2.19%
	2017		1.10%	1.10%	12.07	12.07	154	1,858	17.13%	17.13%	1.37%
Templeton Foreign VIP Fund - Class 4
	2021		0.10%	1.50%	8.83	11.67	16,024	160,773	2.55%	4.00%	1.66%
	2020		0.10%	1.50%	8.61	9.11	15,166	147,581	-2.81%	-2.27%	2.90%
	2019		0.95%	1.50%	8.86	9.33	15,003	136,739	10.82%	11.43%	1.49%
	2018		0.95%	1.50%	7.99	8.14	12,223	100,073	-16.80%	-16.46%	3.05%
	2017		1.10%	1.50%	9.75	9.75	20,498	199,579	15.35%	15.35%	1.67%
Templeton Global Bond VIP Fund - Class 2
	2021		0.60%	3.00%	8.26	16.61	342,180	5,032,854	-7.80%	-5.56%	0.00%
	2020		0.60%	3.00%	8.96	17.59	335,006	5,282,474	-8.08%	-5.86%	8.42%
	2019		0.60%	3.00%	9.74	18.68	353,638	6,013,628	-1.00%	1.40%	7.21%
	2018		0.60%	3.00%	9.84	18.42	377,033	6,416,902	-1.08%	1.28%	0.00%
	2017		0.60%	3.00%	9.95	18.23	423,969	7,215,082	-1.09%	1.30%	0.00%
Templeton Global Bond VIP Fund - Class 4
	2021		0.10%	1.65%	8.22	9.75	229,760	1,997,131	-6.57%	-5.11%	0.00%
	2020		0.10%	1.65%	8.80	9.55	158,396	1,451,028	-6.90%	-6.25%	7.88%
	2019		0.95%	1.65%	9.45	9.75	148,733	1,439,230	0.19%	0.74%	6.78%
	2018		1.10%	1.65%	9.43	9.68	148,077	1,422,862	0.23%	0.78%	0.00%
	2017		1.10%	1.65%	9.41	9.60	104,104	996,990	0.10%	0.65%	0.00%
Templeton Growth VIP Fund - Class 2
	2021		1.25%	2.80%	13.15	24.99	70,478	1,413,702	1.98%	3.57%	1.11%
	2020		1.25%	2.80%	12.90	24.22	75,942	1,475,998	2.88%	4.49%	3.02%
	2019		1.25%	2.80%	10.95	23.26	82,111	1,538,773	11.98%	13.72%	2.75%
	2018		1.25%	2.80%	9.77	20.52	89,640	1,478,674	-17.21%	-15.91%	1.99%
	2017		1.25%	2.80%	11.80	24.49	103,184	2,032,044	15.23%	17.03%	1.63%
VanEck VIP Global Resources Fund - Class S Shares
	2021		0.95%	1.50%	7.10	10.40	79,961	593,781	16.91%	17.55%	0.30%
	2020		0.95%	1.65%	6.02	6.24	87,361	541,693	16.88%	17.53%	0.88%
	2019		1.10%	1.65%	5.15	5.31	39,679	208,087	9.72%	10.33%	0.00%
	2018		1.10%	1.65%	4.69	4.81	35,716	169,812	-29.59%	-29.21%	0.00%
	2017		1.10%	1.65%	6.66	6.80	15,937	107,975	-3.57%	-3.05%	0.00%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
	2021		1.10%	1.50%	11.64	12.00	21,733	257,986	-0.43%	-0.03%	2.08%
	2020		1.10%	1.50%	11.69	12.01	38,597	458,754	4.95%	5.37%	2.30%
	2019		1.10%	1.50%	11.14	11.39	64,215	727,426	8.83%	9.26%	5.46%
	2018		0.10%	1.50%	10.24	10.43	37,970	393,034	-4.11%	-2.76%	3.81%
	2017		0.10%	1.50%	10.68	10.83	50,522	543,286	5.14%	5.56%	5.73%
Virtus Rampart Equity Trend Series - Class A Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.04%
	2017		1.10%	1.10%	10.30	10.30	1,695	17,475	19.13%	19.13%	0.00%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2021:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio - Class B	$807,496	$588,699
AB VPS Large Cap Growth Portfolio - Class B	89,275	68,866
AB VPS Small/Mid Cap Value Portfolio - Class B	3,977,356	3,311,220
ALPS/Alerian Energy Infrastructure Portfolio - Class III	1,182,849	982,439
ALPS/Red Rocks Global Opportunity Portfolio - Class III	66,746	28,167
American Century VP Balanced Fund - Class II	2,252,408	1,561,787
American Century VP Large Company Value Fund - Class I	218	3,396
American Century VP Large Company Value Fund - Class II	971,267	329,931
American Funds Asset Allocation Fund - Class 1	575	440
American Funds Asset Allocation Fund - Class 4	2,654,262	1,488,426
American Funds Capital Income Builder® - Class 1	429	3,251
American Funds Capital Income Builder® - Class 4	314,206	98,111
American Funds Capital World Bond Fund - Class 1	7,314	89,843
American Funds Capital World Growth and Income Fund - Class 1	13,155	1,486
American Funds Global Growth Fund - Class 2	1,754,464	2,419,884
American Funds Global Growth Fund - Class 4	822,540	246,978
American Funds Global Small Capitalization Fund - Class 1	15,700	438
American Funds Global Small Capitalization Fund - Class 2	282,682	1,307,457
American Funds Global Small Capitalization Fund - Class 4	310,760	120,406
American Funds Growth Fund - Class 1	10,651	231,632
American Funds Growth Fund - Class 2	10,420,928	12,025,172
American Funds Growth Fund - Class 4	4,848,895	1,922,601
American Funds Growth-Income Fund - Class 1	34,677	158,904
American Funds Growth-Income Fund - Class 2	2,251,359	7,198,505
American Funds Growth-Income Fund - Class 4	1,671,562	644,436
American Funds High-Income Trust - Class 1	4,485	75,246
American Funds International Fund - Class 1	18,101	11,698
American Funds International Fund - Class 2	1,232,265	2,802,690
American Funds International Fund - Class 4	909,699	216,360

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Funds International Growth and Income Fund - Class 1	$112,344	$827
American Funds Managed Risk Asset Allocation Fund - Class P2	800,942	4,013,023
American Funds Mortgage Fund - Class 1	109,931	386
American Funds Mortgage Fund - Class 4	447,730	64,559
American Funds New World Fund® - Class 1	11,384	5,575
American Funds New World Fund® - Class 4	1,600,388	262,404
American Funds The Bond Fund of America - Class 1	14,210	647
American Funds Washington Mutual Investors Fund - Class 1	4,923	25,778
American Funds Washington Mutual Investors Fund - Class 4	1,358,786	345,822
BlackRock Global Allocation V.I. Fund - Class I	6,009	5,608
BlackRock Global Allocation V.I. Fund - Class III	12,788,580	9,263,794
ClearBridge Variable Aggressive Growth Portfolio - Class II	309,511	87,532
ClearBridge Variable Large Cap Growth Portfolio - Class II	3,872,941	3,765,540
ClearBridge Variable Mid Cap Portfolio - Class II	1,086,774	449,285
Columbia VP Commodity Strategy Fund - Class 2	185,283	3,180
Columbia VP Emerging Markets Bond Fund - Class 2	417,939	195,633
Columbia VP Strategic Income Fund - Class 2	1,004,916	31,930
Delaware Ivy VIP Asset Strategy Portfolio - Class II	216,438	76,359
Delaware Ivy VIP Energy Portfolio - Class II	2,704,228	1,004,888
Delaware Ivy VIP High Income Portfolio - Class II	1,211,291	135,217
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	619,032	825,857
Delaware Ivy VIP Science and Technology Portfolio - Class II	1,373,820	1,099,874
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	1,199,363	1,377,804
Delaware VIP® Emerging Markets Series - Service Class	2,250,300	2,641,722
Delaware VIP® Small Cap Value Series - Service Class	9,034,629	6,156,843
Delaware VIP® Small Cap Value Series - Standard Class	4,957	12,042
DWS Alternative Asset Allocation VIP Portfolio - Class A	607	3,219
DWS Alternative Asset Allocation VIP Portfolio - Class B	210,649	500,177
DWS Equity 500 Index VIP Portfolio - Class A	48,429	35,289
DWS Small Cap Index VIP Portfolio - Class A	89,788	80,864
Eaton Vance VT Floating-Rate Income Fund - Initial Class	868,368	69,832
Fidelity® VIP Balanced Portfolio - Service Class 2	23,431,145	2,608,638
Fidelity® VIP Contrafund® Portfolio - Service Class 2	16,877,975	8,606,821
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	875,488	224,334
Fidelity® VIP Growth Portfolio - Initial Class	86,139	27,897
Fidelity® VIP Growth Portfolio - Service Class 2	9,405,316	7,268,531
Fidelity® VIP Mid Cap Portfolio - Service Class 2	9,210,647	6,056,861
Fidelity® VIP Strategic Income Portfolio - Service Class 2	1,312,981	219,044
First Trust Capital Strength Portfolio - Class I	1,112,616	68,114
First Trust Dorsey Wright Tactical Core Portfolio - Class I	724,528	41,623
First Trust International Developed Capital Strength Portfolio - Class I	52,198	595
First Trust Multi Income Allocation Portfolio - Class I	84,623	122,329
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1,294,440	1,662,399
Franklin Allocation VIP Fund - Class 4	246,570	226,712
Franklin Income VIP Fund - Class 2	1,726,223	3,570,959
Franklin Income VIP Fund - Class 4	1,837,100	665,262
Franklin Multi-Asset Variable Conservative Growth - Class II	449,826	415,655
Franklin Mutual Shares VIP Fund - Class 2	531,205	2,916,917
Franklin Mutual Shares VIP Fund - Class 4	587,046	426,025
Franklin Rising Dividends VIP Fund - Class 4	363,983	217,809
Franklin Small Cap Value VIP Fund - Class 4	730,685	93,131
Franklin Small-Mid Cap Growth VIP Fund - Class 4	343,063	515,867
Goldman Sachs VIT Government Money Market Fund - Service Shares	31,761	101,647
Goldman Sachs VIT Large Cap Value Fund - Service Shares	199,749	331,573
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	290,295	50,957
Guggenheim VT Long Short Equity	15,440	16,116
Guggenheim VT Multi-Hedge Strategies	123,901	62,185
Hartford Capital Appreciation HLS Fund - Class IC	124,588	179,074
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	211,887	78,731
Invesco V.I. American Franchise Fund - Series I Shares	18,010	12,241
Invesco V.I. American Franchise Fund - Series II Shares	4,517	584

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	$35,861	$34,859
Invesco V.I. Comstock Fund - Series II Shares	190,539	57,941
Invesco V.I. Core Equity Fund - Series I Shares	2,975	52,739
Invesco V.I. Core Equity Fund - Series II Shares	51,444	398
Invesco V.I. Diversified Dividend Fund - Series II Shares	881,760	68,571
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	6,733,867	2,330,841
Invesco V.I. Equity and Income Fund - Series II Shares	50,705	656,570
Invesco V.I. Global Fund - Series II Shares	16,446	68,902
Invesco V.I. International Growth Fund - Series I Shares	795	137
Invesco V.I. International Growth Fund - Series II Shares	2,495,835	371,387
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	321,915	77,949
Janus Henderson Balanced Portfolio - Service Shares	46,472	52,071
Janus Henderson Enterprise Portfolio - Service Shares	39,904	20,650
Janus Henderson Global Research Portfolio - Service Shares	1,634	648
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	5,205,820	1,931,855
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	31,344	98,557
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	38,246	102,503
Lincoln iShares® Global Growth Allocation Fund - Standard Class	3,035	1,447
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	1,226,238	79,806
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	1,575,578	896,977
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	4,779	8,885
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,121,906	434,841
LVIP American Balanced Allocation Fund - Service Class	1,417,071	364,925
LVIP American Balanced Allocation Fund - Standard Class	387	1,881
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	3,158,587	6,416,442
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	722,231	775,776
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	213,981	1,119,780
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	5,392	16,533
LVIP American Global Growth Fund - Service Class II	4,425,229	2,079,088
LVIP American Global Small Capitalization Fund - Service Class II	697,461	676,070
LVIP American Growth Allocation Fund - Service Class	1,053,186	503,490
LVIP American Growth Fund - Service Class II	14,855,622	8,325,465
LVIP American Growth-Income Fund - Service Class II	10,554,641	6,035,033
LVIP American International Fund - Service Class II	2,512,140	1,701,540
LVIP American Preservation Fund - Service Class	976,794	783,237
LVIP Baron Growth Opportunities Fund - Service Class	3,944,404	5,490,142
LVIP BlackRock Advantage Allocation Fund - Service Class	379,986	63,986
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	10,172,471	22,532,012
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	8,352,762	8,392,082
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	4,164,649	4,329,418
LVIP BlackRock Global Real Estate Fund - Service Class	951,409	930,891
LVIP BlackRock Inflation Protected Bond Fund - Service Class	15,282,294	3,602,751
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	131,092	3,542
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	9,814,015	4,717,369
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	14,731,791	17,788,312
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	63,587	74,597
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	8,603,364	10,266,097
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	979	1,182
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	1,918,834	8,079,839
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	304	851
LVIP Delaware Bond Fund - Service Class	43,676,182	7,147,366
LVIP Delaware Bond Fund - Standard Class	266,105	461,714
LVIP Delaware Diversified Floating Rate Fund - Service Class	6,991,308	3,833,389
LVIP Delaware Diversified Floating Rate Fund - Standard Class	40,214	722
LVIP Delaware Diversified Income Fund - Service Class	24,993,596	15,079,547
LVIP Delaware Diversified Income Fund - Standard Class	46,604	33,220
LVIP Delaware High Yield Fund - Service Class	658,656	587,591
LVIP Delaware High Yield Fund - Standard Class	19,593	8,111
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	7,006,856	5,319,002
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	5,930	87
LVIP Delaware Mid Cap Value Fund - Service Class	914,738	1,174,360

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Delaware REIT Fund - Service Class	$815,481	$2,005,323
LVIP Delaware REIT Fund - Standard Class	12,579	10,016
LVIP Delaware SMID Cap Core Fund - Service Class	1,332,869	1,541,860
LVIP Delaware SMID Cap Core Fund - Standard Class	38,309	22,923
LVIP Delaware Social Awareness Fund - Service Class	731,963	1,198,529
LVIP Delaware Social Awareness Fund - Standard Class	15,609	24,111
LVIP Delaware U.S. Growth Fund - Service Class	4,186,960	1,625,229
LVIP Delaware Value Fund - Service Class	2,846,121	2,339,805
LVIP Delaware Value Fund - Standard Class	8,544	2,124
LVIP Delaware Wealth Builder Fund - Service Class	393,796	113,721
LVIP Delaware Wealth Builder Fund - Standard Class	6,305	18,936
LVIP Dimensional International Core Equity Fund - Service Class	1,670,621	735,891
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	3,794,755	4,672,100
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	2,738,990	1,877,899
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	473	1,003
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,253,967	1,786,350
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	2,747,402	12,392,605
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	4,816,927	8,495,158
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	449	1,093
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	2,150,320	10,469,051
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	457,486	218,494
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	4,181,898	887,741
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	7,112,890	8,894,794
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	10,398	14,008
LVIP Global Growth Allocation Managed Risk Fund - Service Class	26,851,748	47,643,853
LVIP Global Income Fund - Service Class	4,564,960	2,565,412
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	24,863,911	47,346,001
LVIP Government Money Market Fund - Service Class	13,222,295	17,859,351
LVIP Government Money Market Fund - Standard Class	540,194	939,454
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	1,832,697	6,641,081
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	402	668
LVIP JPMorgan High Yield Fund - Service Class	2,861,291	1,523,822
LVIP JPMorgan Retirement Income Fund - Service Class	805,868	384,736
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	1,724,215	10,834,302
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	8,221	148,907
LVIP Loomis Sayles Global Growth Fund - Service Class	49,714	419,358
LVIP MFS International Equity Managed Volatility Fund - Service Class	3,433,223	4,078,954
LVIP MFS International Growth Fund - Service Class	1,864,637	1,585,744
LVIP MFS Value Fund - Service Class	6,346,839	4,345,326
LVIP Mondrian International Value Fund - Service Class	1,116,300	1,318,890
LVIP Mondrian International Value Fund - Standard Class	46,007	58,458
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1,825,453	1,009,333
LVIP PIMCO Low Duration Bond Fund - Service Class	11,107,449	9,464,144
LVIP PIMCO Low Duration Bond Fund - Standard Class	1,269	438
LVIP SSGA Bond Index Fund - Service Class	9,187,349	5,154,785
LVIP SSGA Bond Index Fund - Standard Class	13,419	7,733
LVIP SSGA Conservative Index Allocation Fund - Service Class	2,360,479	788,725
LVIP SSGA Conservative Structured Allocation Fund - Service Class	854,185	886,652
LVIP SSGA Developed International 150 Fund - Service Class	1,306,126	1,455,584
LVIP SSGA Emerging Markets 100 Fund - Service Class	799,386	1,364,338
LVIP SSGA Emerging Markets 100 Fund - Standard Class	64,384	3,023
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	457,749	67,009
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	7,639,848	8,651,483
LVIP SSGA International Index Fund - Service Class	1,406,890	2,446,213
LVIP SSGA International Managed Volatility Fund - Service Class	1,009,003	3,851,544
LVIP SSGA Large Cap 100 Fund - Service Class	5,690,121	5,226,214
LVIP SSGA Large Cap 100 Fund - Standard Class	311,579	1,006
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	9,218,838	11,728,421
LVIP SSGA Mid-Cap Index Fund - Service Class	4,526,917	1,660,511

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSGA Mid-Cap Index Fund - Standard Class	$79,038	$281
LVIP SSGA Moderate Index Allocation Fund - Service Class	6,488,831	4,275,338
LVIP SSGA Moderate Structured Allocation Fund - Service Class	3,501,793	4,298,161
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	2,846,964	2,433,586
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	2,297,295	5,146,455
LVIP SSGA Nasdaq-100 Index Fund - Service Class	58,071	138
LVIP SSGA S&P 500 Index Fund - Service Class	16,851,575	17,631,247
LVIP SSGA S&P 500 Index Fund - Standard Class	66,566	121,070
LVIP SSGA Short-Term Bond Index Fund - Service Class	8,401,277	4,607,270
LVIP SSGA Small-Cap Index Fund - Service Class	7,812,900	4,457,068
LVIP SSGA Small-Cap Index Fund - Standard Class	78,346	282
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	14,749,994	3,674,697
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	11,922	9,010
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	13,105,707	10,206,175
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	2,988	56,244
LVIP T. Rowe Price 2010 Fund - Service Class	10,268	294,374
LVIP T. Rowe Price 2020 Fund - Service Class	13,857	11,008
LVIP T. Rowe Price 2030 Fund - Service Class	2,181	4,890
LVIP T. Rowe Price 2040 Fund - Service Class	1,406	534
LVIP T. Rowe Price Growth Stock Fund - Service Class	3,849,121	4,115,595
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	8,275,939	5,230,180
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	22,694	71,889
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	7,069,317	2,117,440
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	5,856,804	6,698,146
LVIP Vanguard Bond Allocation Fund - Service Class	14,664,054	2,786,554
LVIP Vanguard Bond Allocation Fund - Standard Class	1,022	262
LVIP Vanguard Domestic Equity ETF Fund - Service Class	4,097,403	5,651,359
LVIP Vanguard International Equity ETF Fund - Service Class	4,996,431	1,160,291
LVIP Wellington Capital Growth Fund - Service Class	3,109,759	3,006,480
LVIP Wellington SMID Cap Value Fund - Service Class	2,119,833	2,699,742
LVIP Western Asset Core Bond Fund - Service Class	11,644,846	2,645,602
MFS® VIT Growth Series - Initial Class	13,181	5,577
MFS® VIT Growth Series - Service Class	4,485,793	3,809,120
MFS® VIT Total Return Series - Initial Class	11,246	3,808
MFS® VIT Total Return Series - Service Class	1,759,554	1,254,470
MFS® VIT Utilities Series - Initial Class	12,101	16,608
MFS® VIT Utilities Series - Service Class	1,023,683	1,296,791
MFS® VIT II Core Equity Portfolio - Service Class	2,165	4,204
MFS® VIT II International Intrinsic Value Portfolio - Service Class	275,740	143,878
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	187,814	19,640
Morgan Stanley VIF Growth Portfolio - Class II	14,255	5,019
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	37,483	210,927
PIMCO VIT All Asset Portfolio - Advisor Class	42,654	13,877
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	512,977	455,856
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	34,217	17,821
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	6,716	15,686
Putnam VT George Putnam Balanced Fund - Class IB	3,157,244	1,461,911
Putnam VT Global Health Care Fund - Class IB	470,705	314,877
Putnam VT Income Fund - Class IB	230,958	68,708
Putnam VT Large Cap Value Fund - Class IB	2,970,774	675,171
Putnam VT Multi-Asset Absolute Return Fund - Class IB	28,394	16,935
Rational Trend Aggregation VA Fund	1,924	39,047
Templeton Foreign VIP Fund - Class 4	34,556	23,398
Templeton Global Bond VIP Fund - Class 2	609,858	590,684
Templeton Global Bond VIP Fund - Class 4	804,050	163,641
Templeton Growth VIP Fund - Class 2	49,306	167,153
VanEck VIP Global Resources Fund - Class S Shares	49,124	95,596
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	22,339	220,160

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments

The following is a summary of investments owned at December 31, 2021:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio - Class B	81,269	$43.80	$3,559,563	$2,376,007
AB VPS Large Cap Growth Portfolio - Class B	6,100	85.67	522,623	353,765
AB VPS Small/Mid Cap Value Portfolio - Class B	574,358	23.17	13,307,885	10,768,602
ALPS/Alerian Energy Infrastructure Portfolio - Class III	69,213	8.82	610,458	607,459
ALPS/Red Rocks Global Opportunity Portfolio - Class III	30,771	17.40	535,419	429,602
American Century VP Balanced Fund - Class II	1,393,546	9.56	13,322,295	11,026,499
American Century VP Large Company Value Fund - Class I	783	19.49	15,253	11,546
American Century VP Large Company Value Fund - Class II	264,838	19.83	5,251,732	4,180,373
American Funds Asset Allocation Fund - Class 1	242	29.08	7,024	5,409
American Funds Asset Allocation Fund - Class 4	593,389	28.56	16,947,189	13,985,401
American Funds Capital Income Builder® - Class 1	1,182	12.17	14,391	11,922
American Funds Capital Income Builder® - Class 4	179,203	12.14	2,175,529	1,830,215
American Funds Capital World Bond Fund - Class 1	522	11.79	6,151	6,225
American Funds Capital World Growth and Income Fund - Class 1	3,629	18.42	66,839	53,422
American Funds Global Growth Fund - Class 2	269,839	44.94	12,126,577	7,635,583
American Funds Global Growth Fund - Class 4	149,970	44.57	6,684,150	4,529,209
American Funds Global Small Capitalization Fund - Class 1	2,273	34.17	77,681	59,932
American Funds Global Small Capitalization Fund - Class 2	246,879	32.94	8,132,210	5,408,958
American Funds Global Small Capitalization Fund - Class 4	27,489	32.96	906,053	732,046
American Funds Growth Fund - Class 1	109	127.58	13,934	9,193
American Funds Growth Fund - Class 2	525,318	126.28	66,337,194	38,687,934
American Funds Growth Fund - Class 4	125,440	123.79	15,528,244	11,633,997
American Funds Growth-Income Fund - Class 1	3,713	67.35	250,044	185,754
American Funds Growth-Income Fund - Class 2	905,195	66.44	60,141,179	39,348,951
American Funds Growth-Income Fund - Class 4	121,118	65.57	7,941,692	6,129,810
American Funds International Fund - Class 1	4,283	22.70	97,225	86,928
American Funds International Fund - Class 2	756,589	22.60	17,098,918	14,352,471
American Funds International Fund - Class 4	187,030	22.31	4,172,645	3,743,010
American Funds International Growth and Income Fund - Class 1	9,242	19.62	181,319	172,121
American Funds Managed Risk Asset Allocation Fund - Class P2	1,209,071	14.93	18,051,433	15,223,992
American Funds Mortgage Fund - Class 1	9,981	10.63	106,098	109,535
American Funds Mortgage Fund - Class 4	58,464	10.49	613,286	630,194
American Funds New World Fund® - Class 1	2,112	31.83	67,226	51,175
American Funds New World Fund® - Class 4	97,417	31.24	3,043,295	2,629,914
American Funds The Bond Fund of America - Class 1	3,699	11.21	41,471	42,157
American Funds Washington Mutual Investors Fund - Class 1	5,531	18.09	100,050	74,009
American Funds Washington Mutual Investors Fund - Class 4	157,578	17.71	2,790,711	2,337,508
BlackRock Global Allocation V.I. Fund - Class I	2,073	17.79	36,872	35,006
BlackRock Global Allocation V.I. Fund - Class III	3,699,425	14.38	53,197,734	54,045,555
ClearBridge Variable Aggressive Growth Portfolio - Class II	36,761	23.39	859,845	965,695
ClearBridge Variable Large Cap Growth Portfolio - Class II	478,982	42.81	20,505,236	15,109,383
ClearBridge Variable Mid Cap Portfolio - Class II	139,924	29.05	4,064,798	3,111,411
Columbia VP Commodity Strategy Fund - Class 2	35,844	5.65	202,517	192,270
Columbia VP Emerging Markets Bond Fund - Class 2	68,932	9.36	645,201	666,967
Columbia VP Strategic Income Fund - Class 2	296,066	4.20	1,243,477	1,243,523
Delaware Ivy VIP Asset Strategy Portfolio - Class II	79,248	10.19	807,437	766,234
Delaware Ivy VIP Energy Portfolio - Class II	557,559	3.47	1,936,012	1,973,867
Delaware Ivy VIP High Income Portfolio - Class II	644,768	3.39	2,187,439	2,160,366
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	150,193	17.84	2,679,720	2,023,612
Delaware Ivy VIP Science and Technology Portfolio - Class II	121,970	29.51	3,598,821	3,614,297
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	46,867	10.94	512,612	447,813
Delaware VIP® Emerging Markets Series - Service Class	591,368	28.25	16,706,147	13,033,021
Delaware VIP® Small Cap Value Series - Service Class	795,183	45.26	35,989,988	28,397,378
Delaware VIP® Small Cap Value Series - Standard Class	14,146	45.54	644,212	515,566
DWS Alternative Asset Allocation VIP Portfolio - Class A	1,122	15.13	16,977	14,975
DWS Alternative Asset Allocation VIP Portfolio - Class B	258,181	15.11	3,901,119	3,419,035
DWS Equity 500 Index VIP Portfolio - Class A	29,442	30.22	889,729	532,342

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
DWS Small Cap Index VIP Portfolio - Class A	21,477	$18.63	$400,122	$318,995
Eaton Vance VT Floating-Rate Income Fund - Initial Class	124,616	9.09	1,132,757	1,134,254
Fidelity® VIP Balanced Portfolio - Service Class 2	1,343,033	24.52	32,931,169	30,105,361
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,790,006	52.51	93,993,191	64,737,418
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	164,051	14.45	2,370,536	2,101,717
Fidelity® VIP Growth Portfolio - Initial Class	4,306	102.43	441,064	323,260
Fidelity® VIP Growth Portfolio - Service Class 2	242,700	99.42	24,129,265	19,378,548
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,188,392	39.39	46,810,745	39,265,437
Fidelity® VIP Strategic Income Portfolio - Service Class 2	226,806	11.61	2,633,217	2,623,319
First Trust Capital Strength Portfolio - Class I	91,874	14.33	1,316,553	1,189,058
First Trust Dorsey Wright Tactical Core Portfolio - Class I	87,151	15.10	1,315,985	1,155,130
First Trust International Developed Capital Strength Portfolio - Class I	3,656	13.50	49,355	51,632
First Trust Multi Income Allocation Portfolio - Class I	33,868	12.60	426,743	378,605
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1,037,112	16.63	17,247,178	14,278,480
Franklin Allocation VIP Fund - Class 4	135,962	6.17	838,885	861,015
Franklin Income VIP Fund - Class 2	1,449,514	16.76	24,293,855	21,888,407
Franklin Income VIP Fund - Class 4	573,566	17.23	9,882,548	8,969,918
Franklin Multi-Asset Variable Conservative Growth - Class II	90,226	16.18	1,459,851	1,350,755
Franklin Mutual Shares VIP Fund - Class 2	707,235	19.20	13,578,912	12,610,951
Franklin Mutual Shares VIP Fund - Class 4	200,661	19.39	3,890,811	3,628,615
Franklin Rising Dividends VIP Fund - Class 4	44,387	35.49	1,575,283	1,255,495
Franklin Small Cap Value VIP Fund - Class 4	56,659	18.14	1,027,800	985,464
Franklin Small-Mid Cap Growth VIP Fund - Class 4	37,950	23.62	896,374	756,062
Goldman Sachs VIT Government Money Market Fund - Service Shares	149,539	1.00	149,539	149,539
Goldman Sachs VIT Large Cap Value Fund - Service Shares	148,455	9.98	1,481,585	1,410,853
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	36,496	9.73	355,103	353,315
Guggenheim VT Long Short Equity	17,673	17.71	312,994	258,931
Guggenheim VT Multi-Hedge Strategies	18,530	27.01	500,502	473,661
Hartford Capital Appreciation HLS Fund - Class IC	16,779	53.33	894,841	788,778
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	346,745	3.06	1,061,040	928,689
Invesco V.I. American Franchise Fund - Series I Shares	1,717	88.63	152,147	92,772
Invesco V.I. American Franchise Fund - Series II Shares	438	83.04	36,339	30,601
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	39,944	10.55	421,412	414,522
Invesco V.I. Comstock Fund - Series II Shares	12,270	21.05	258,280	231,938
Invesco V.I. Core Equity Fund - Series I Shares	2,909	37.79	109,924	86,308
Invesco V.I. Core Equity Fund - Series II Shares	1,438	37.57	54,026	51,057
Invesco V.I. Diversified Dividend Fund - Series II Shares	57,705	29.57	1,706,344	1,560,392
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	831,092	29.92	24,866,283	18,167,711
Invesco V.I. Equity and Income Fund - Series II Shares	8,269	20.55	169,929	154,247
Invesco V.I. Global Fund - Series II Shares	5,114	56.18	287,321	182,846
Invesco V.I. International Growth Fund - Series I Shares	240	41.41	9,924	9,115
Invesco V.I. International Growth Fund - Series II Shares	145,728	40.72	5,934,030	5,679,647
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	26,094	30.83	804,480	675,516
Janus Henderson Balanced Portfolio - Service Shares	10,797	53.14	573,763	348,069
Janus Henderson Enterprise Portfolio - Service Shares	4,757	92.49	439,998	282,719
Janus Henderson Global Research Portfolio - Service Shares	305	69.31	21,153	10,658
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	1,508,777	11.17	16,853,043	16,880,682
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	17,500	20.52	359,097	269,341
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	24,986	11.86	296,329	261,958
Lincoln iShares® Global Growth Allocation Fund - Standard Class	6,186	15.19	93,939	69,235
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	194,842	12.30	2,396,556	2,430,712
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	63,772	34.60	2,206,494	2,411,357
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	4,943	20.11	99,404	85,677
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	175,521	14.09	2,473,093	2,518,705
LVIP American Balanced Allocation Fund - Service Class	433,293	15.23	6,599,913	5,711,368
LVIP American Balanced Allocation Fund - Standard Class	534	15.25	8,145	7,075
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	2,829,268	15.97	45,183,415	36,480,727
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	278,956	13.14	3,666,322	3,270,556
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	635,524	14.41	9,159,812	7,483,116
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	17,817	14.42	256,937	196,616
LVIP American Global Growth Fund - Service Class II	671,853	30.53	20,513,028	14,750,807

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP American Global Small Capitalization Fund - Service Class II	167,149	$20.47	$3,420,874	$2,682,014
LVIP American Growth Allocation Fund - Service Class	219,030	15.81	3,462,638	3,031,843
LVIP American Growth Fund - Service Class II	2,275,849	38.60	87,847,790	56,361,898
LVIP American Growth-Income Fund - Service Class II	2,498,911	27.81	69,482,229	53,070,034
LVIP American International Fund - Service Class II	1,014,778	16.10	16,340,963	14,568,781
LVIP American Preservation Fund - Service Class	154,288	10.00	1,542,882	1,574,950
LVIP Baron Growth Opportunities Fund - Service Class	272,527	91.57	24,954,483	15,159,786
LVIP BlackRock Advantage Allocation Fund - Service Class	154,525	13.42	2,073,260	2,057,005
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	5,192,647	23.94	124,285,998	101,713,835
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	6,996,315	12.50	87,439,950	74,058,540
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	2,836,231	13.56	38,450,782	32,894,208
LVIP BlackRock Global Real Estate Fund - Service Class	684,518	9.89	6,766,456	5,946,703
LVIP BlackRock Inflation Protected Bond Fund - Service Class	6,324,741	10.32	65,283,980	66,227,656
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	13,823	10.33	142,765	147,027
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	4,412,200	14.29	63,054,756	54,132,956
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	1,974,922	52.91	104,491,167	74,550,325
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	2,691	54.40	146,365	115,191
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	2,968,402	23.06	68,463,213	45,334,887
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	290	24.07	6,970	4,160
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	2,434,423	17.98	43,770,933	29,625,459
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	351	18.02	6,316	3,973
LVIP Delaware Bond Fund - Service Class	17,901,751	13.68	244,967,566	249,702,826
LVIP Delaware Bond Fund - Standard Class	258,613	13.69	3,540,669	3,567,642
LVIP Delaware Diversified Floating Rate Fund - Service Class	5,313,289	9.90	52,622,812	53,510,145
LVIP Delaware Diversified Floating Rate Fund - Standard Class	13,716	9.91	135,897	137,971
LVIP Delaware Diversified Income Fund - Service Class	11,319,639	10.48	118,641,133	119,832,987
LVIP Delaware Diversified Income Fund - Standard Class	20,239	10.53	213,182	214,967
LVIP Delaware High Yield Fund - Service Class	964,257	4.84	4,670,862	4,992,384
LVIP Delaware High Yield Fund - Standard Class	41,896	4.85	202,988	210,661
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	4,701,075	9.76	45,891,896	46,250,555
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	1,758	9.82	17,258	17,437
LVIP Delaware Mid Cap Value Fund - Service Class	201,346	45.69	9,198,500	7,192,279
LVIP Delaware REIT Fund - Service Class	700,377	16.82	11,778,938	9,085,828
LVIP Delaware REIT Fund - Standard Class	29,194	16.79	490,084	378,214
LVIP Delaware SMID Cap Core Fund - Service Class	393,829	25.72	10,127,305	8,958,674
LVIP Delaware SMID Cap Core Fund - Standard Class	17,138	28.11	481,829	404,431
LVIP Delaware Social Awareness Fund - Service Class	100,701	54.47	5,485,507	4,019,118
LVIP Delaware Social Awareness Fund - Standard Class	5,947	54.90	326,459	210,722
LVIP Delaware U.S. Growth Fund - Service Class	926,350	11.64	10,780,858	9,602,732
LVIP Delaware Value Fund - Service Class	462,940	29.67	13,736,831	12,720,851
LVIP Delaware Value Fund - Standard Class	1,851	29.69	54,969	52,876
LVIP Delaware Wealth Builder Fund - Service Class	143,315	12.85	1,841,597	1,822,366
LVIP Delaware Wealth Builder Fund - Standard Class	10,219	12.88	131,634	136,042
LVIP Dimensional International Core Equity Fund - Service Class	668,166	12.74	8,511,763	7,298,825
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	3,994,421	10.42	41,621,868	37,431,895
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	342,251	45.98	15,736,370	11,856,124
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	153	46.34	7,088	4,819
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	653,900	20.48	13,389,256	9,182,367
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	2,877,308	23.76	68,364,827	42,368,181
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	2,529,079	18.65	47,162,272	32,753,698
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	336	18.68	6,283	4,239
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	1,528,266	45.86	70,087,800	51,355,739
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	170,591	12.40	2,115,503	1,865,616
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	780,898	12.18	9,513,681	8,634,691
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	5,709,584	14.71	83,987,980	78,479,412
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	11,995	14.72	176,512	171,710
LVIP Global Growth Allocation Managed Risk Fund - Service Class	22,281,001	15.60	347,628,181	299,796,275
LVIP Global Income Fund - Service Class	2,690,158	10.83	29,123,646	30,758,204
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	20,344,288	15.82	321,805,946	284,157,711
LVIP Government Money Market Fund - Service Class	2,120,487	10.00	21,204,867	21,204,907
LVIP Government Money Market Fund - Standard Class	63,625	10.00	636,251	636,251

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	2,991,398	$14.45	$43,216,722	$32,929,812
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	438	14.47	6,330	4,622
LVIP JPMorgan High Yield Fund - Service Class	1,321,118	10.80	14,265,428	14,217,370
LVIP JPMorgan Retirement Income Fund - Service Class	339,227	13.55	4,597,203	4,295,774
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	2,237,555	22.16	49,581,990	34,700,452
LVIP Loomis Sayles Global Growth Fund - Service Class	6,531	16.38	106,966	104,939
LVIP MFS International Equity Managed Volatility Fund - Service Class	3,578,853	14.24	50,959,285	39,894,103
LVIP MFS International Growth Fund - Service Class	633,059	22.66	14,343,846	11,054,399
LVIP MFS Value Fund - Service Class	727,768	57.65	41,957,256	29,904,550
LVIP Mondrian International Value Fund - Service Class	631,191	16.47	10,392,556	10,188,198
LVIP Mondrian International Value Fund - Standard Class	45,297	16.48	746,410	738,747
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	426,987	13.91	5,938,105	4,781,653
LVIP PIMCO Low Duration Bond Fund - Service Class	5,396,349	9.85	53,148,637	54,200,845
LVIP PIMCO Low Duration Bond Fund - Standard Class	691	9.85	6,808	6,965
LVIP SSGA Bond Index Fund - Service Class	5,010,392	11.55	57,870,025	57,887,493
LVIP SSGA Bond Index Fund - Standard Class	7,361	11.55	84,996	85,583
LVIP SSGA Conservative Index Allocation Fund - Service Class	777,465	15.23	11,838,464	10,239,421
LVIP SSGA Conservative Structured Allocation Fund - Service Class	694,810	12.91	8,972,080	8,087,988
LVIP SSGA Developed International 150 Fund - Service Class	940,818	8.25	7,761,750	7,591,148
LVIP SSGA Emerging Markets 100 Fund - Service Class	783,611	8.76	6,862,867	6,995,540
LVIP SSGA Emerging Markets 100 Fund - Standard Class	7,933	8.76	69,456	75,878
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	69,783	12.46	869,216	849,941
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	4,753,968	12.49	59,372,302	55,675,781
LVIP SSGA International Index Fund - Service Class	1,269,226	11.22	14,240,715	11,483,504
LVIP SSGA International Managed Volatility Fund - Service Class	2,370,023	10.44	24,743,045	20,832,889
LVIP SSGA Large Cap 100 Fund - Service Class	1,244,610	14.61	18,186,240	16,661,343
LVIP SSGA Large Cap 100 Fund - Standard Class	20,025	14.65	293,325	310,583
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	3,637,668	18.72	68,089,871	50,427,808
LVIP SSGA Mid-Cap Index Fund - Service Class	996,271	15.13	15,072,577	12,630,158
LVIP SSGA Mid-Cap Index Fund - Standard Class	5,306	15.17	80,483	78,762
LVIP SSGA Moderate Index Allocation Fund - Service Class	2,419,720	18.12	43,847,738	35,354,718
LVIP SSGA Moderate Structured Allocation Fund - Service Class	3,596,882	14.36	51,665,608	44,216,266
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,051,547	18.92	19,898,419	15,442,236
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,857,608	14.98	27,832,548	23,558,861
LVIP SSGA Nasdaq-100 Index Fund - Service Class	4,899	11.75	57,576	57,939
LVIP SSGA S&P 500 Index Fund - Service Class	4,880,295	30.05	146,657,731	94,177,763
LVIP SSGA S&P 500 Index Fund - Standard Class	59,486	30.09	1,789,630	850,626
LVIP SSGA Short-Term Bond Index Fund - Service Class	1,493,191	10.21	15,238,010	15,410,970
LVIP SSGA Small-Cap Index Fund - Service Class	930,708	39.58	36,837,407	28,777,664
LVIP SSGA Small-Cap Index Fund - Standard Class	1,951	39.64	77,349	78,071
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	1,501,259	13.15	19,740,057	19,823,630
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	2,290	13.18	30,178	27,781
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	4,039,218	14.13	57,062,032	51,385,638
LVIP T. Rowe Price 2010 Fund - Service Class	10,861	10.77	117,002	122,570
LVIP T. Rowe Price 2020 Fund - Service Class	8,656	11.38	98,519	90,426
LVIP T. Rowe Price 2030 Fund - Service Class	5,216	13.13	68,497	51,127
LVIP T. Rowe Price 2040 Fund - Service Class	3,096	13.00	40,256	35,598
LVIP T. Rowe Price Growth Stock Fund - Service Class	379,534	69.86	26,513,483	16,644,907
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	746,872	34.22	25,557,202	21,281,058
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	4,227	36.26	153,272	116,022
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	1,186,876	13.02	15,451,935	13,449,549
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	5,137,776	13.41	68,877,026	54,901,498
LVIP Vanguard Bond Allocation Fund - Service Class	7,547,227	10.87	82,045,903	81,120,203
LVIP Vanguard Bond Allocation Fund - Standard Class	565	10.88	6,143	6,070
LVIP Vanguard Domestic Equity ETF Fund - Service Class	906,052	32.31	29,278,165	17,929,040
LVIP Vanguard International Equity ETF Fund - Service Class	1,521,237	12.88	19,598,100	17,239,949
LVIP Wellington Capital Growth Fund - Service Class	228,773	75.92	17,367,329	13,053,926
LVIP Wellington SMID Cap Value Fund - Service Class	274,011	31.32	8,580,919	6,585,422
LVIP Western Asset Core Bond Fund - Service Class	3,431,153	10.18	34,932,572	35,242,831
MFS® VIT Growth Series - Initial Class	1,300	79.36	103,133	70,107
MFS® VIT Growth Series - Service Class	245,427	74.74	18,343,189	14,387,321

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
MFS® VIT Total Return Series - Initial Class	6,364	$27.78	$176,784	$156,748
MFS® VIT Total Return Series - Service Class	329,548	27.18	8,957,118	7,954,434
MFS® VIT Utilities Series - Initial Class	6,004	38.31	230,018	185,024
MFS® VIT Utilities Series - Service Class	307,277	37.58	11,547,467	9,105,206
MFS® VIT II Core Equity Portfolio - Service Class	922	31.84	29,354	21,944
MFS® VIT II International Intrinsic Value Portfolio - Service Class	56,063	36.96	2,072,093	1,505,810
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	83,075	8.27	687,033	643,041
Morgan Stanley VIF Growth Portfolio - Class II	818	48.42	39,621	30,210
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	93,882	20.33	1,908,622	1,375,485
PIMCO VIT All Asset Portfolio - Advisor Class	12,337	11.66	143,853	128,679
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	577,496	7.84	4,527,568	5,527,278
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	43,858	10.32	452,617	454,606
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	12,466	12.52	156,076	159,348
Putnam VT George Putnam Balanced Fund - Class IB	641,089	14.93	9,571,464	8,237,974
Putnam VT Global Health Care Fund - Class IB	85,221	18.67	1,591,077	1,372,625
Putnam VT Income Fund - Class IB	59,856	10.28	615,321	650,619
Putnam VT Large Cap Value Fund - Class IB	99,918	30.82	3,079,485	2,803,275
Putnam VT Multi-Asset Absolute Return Fund - Class IB	27,559	9.36	257,956	281,109
Templeton Foreign VIP Fund - Class 4	11,591	13.87	160,773	151,552
Templeton Global Bond VIP Fund - Class 2	383,310	13.13	5,032,854	6,194,111
Templeton Global Bond VIP Fund - Class 4	148,375	13.46	1,997,131	2,259,474
Templeton Growth VIP Fund - Class 2	121,976	11.59	1,413,702	1,504,362
VanEck VIP Global Resources Fund - Class S Shares	23,295	25.49	593,781	395,470
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	27,445	9.40	257,986	254,578

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2021, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	13,636	(18,601)	(4,965)
AB VPS Large Cap Growth Portfolio - Class B	1,479	(2,706)	(1,227)
AB VPS Small/Mid Cap Value Portfolio - Class B	117,303	(90,596)	26,707
ALPS/Alerian Energy Infrastructure Portfolio - Class III	121,795	(88,988)	32,807
ALPS/Red Rocks Global Opportunity Portfolio - Class III	3,160	(1,501)	1,659
American Century VP Balanced Fund - Class II	108,854	(94,158)	14,696
American Century VP Large Company Value Fund - Class I	—	(235)	(235)
American Century VP Large Company Value Fund - Class II	67,758	(21,090)	46,668
American Funds Asset Allocation Fund - Class 1	10	(16)	(6)
American Funds Asset Allocation Fund - Class 4	134,760	(80,529)	54,231
American Funds Capital Income Builder® - Class 1	—	(228)	(228)
American Funds Capital Income Builder® - Class 4	21,645	(6,056)	15,589
American Funds Capital World Bond Fund - Class 1	580	(7,386)	(6,806)
American Funds Capital World Growth and Income Fund - Class 1	428	(43)	385
American Funds Global Growth Fund - Class 2	25,505	(47,181)	(21,676)
American Funds Global Growth Fund - Class 4	28,857	(8,416)	20,441
American Funds Global Small Capitalization Fund - Class 1	344	—	344
American Funds Global Small Capitalization Fund - Class 2	2,949	(30,099)	(27,150)
American Funds Global Small Capitalization Fund - Class 4	16,389	(5,393)	10,996
American Funds Growth Fund - Class 1	125	(3,286)	(3,161)
American Funds Growth Fund - Class 2	26,118	(165,731)	(139,613)
American Funds Growth Fund - Class 4	149,713	(58,482)	91,231
American Funds Growth-Income Fund - Class 1	613	(3,311)	(2,698)
American Funds Growth-Income Fund - Class 2	28,329	(165,120)	(136,791)
American Funds Growth-Income Fund - Class 4	93,468	(27,210)	66,258
American Funds High-Income Trust - Class 1	280	(4,597)	(4,317)
American Funds International Fund - Class 1	703	(487)	216
American Funds International Fund - Class 2	30,421	(89,746)	(59,325)
American Funds International Fund - Class 4	67,113	(12,016)	55,097
American Funds International Growth and Income Fund - Class 1	6,548	—	6,548

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Managed Risk Asset Allocation Fund - Class P2	33,860	(217,396)	(183,536)
American Funds Mortgage Fund - Class 1	8,536	—	8,536
American Funds Mortgage Fund - Class 4	37,860	(5,538)	32,322
American Funds New World Fund® - Class 1	465	(279)	186
American Funds New World Fund® - Class 4	103,765	(14,048)	89,717
American Funds The Bond Fund of America - Class 1	891	(32)	859
American Funds Washington Mutual Investors Fund - Class 1	125	(904)	(779)
American Funds Washington Mutual Investors Fund - Class 4	86,993	(18,858)	68,135
BlackRock Global Allocation V.I. Fund - Class I	23	(222)	(199)
BlackRock Global Allocation V.I. Fund - Class III	178,089	(430,955)	(252,866)
ClearBridge Variable Aggressive Growth Portfolio - Class II	4,076	(4,416)	(340)
ClearBridge Variable Large Cap Growth Portfolio - Class II	137,259	(187,314)	(50,055)
ClearBridge Variable Mid Cap Portfolio - Class II	34,028	(21,938)	12,090
Columbia VP Commodity Strategy Fund - Class 2	15,507	(234)	15,273
Columbia VP Emerging Markets Bond Fund - Class 2	33,650	(16,274)	17,376
Columbia VP Strategic Income Fund - Class 2	84,512	(2,263)	82,249
Delaware Ivy VIP Asset Strategy Portfolio - Class II	9,886	(5,047)	4,839
Delaware Ivy VIP Energy Portfolio - Class II	506,337	(178,142)	328,195
Delaware Ivy VIP High Income Portfolio - Class II	96,522	(10,191)	86,331
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	12,767	(36,333)	(23,566)
Delaware Ivy VIP Science and Technology Portfolio - Class II	20,761	(50,042)	(29,281)
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	66,392	(87,712)	(21,320)
Delaware VIP® Emerging Markets Series - Service Class	103,273	(91,059)	12,214
Delaware VIP® Small Cap Value Series - Service Class	470,346	(172,628)	297,718
Delaware VIP® Small Cap Value Series - Standard Class	4	(72)	(68)
DWS Alternative Asset Allocation VIP Portfolio - Class A	14	(184)	(170)
DWS Alternative Asset Allocation VIP Portfolio - Class B	10,353	(30,688)	(20,335)
DWS Equity 500 Index VIP Portfolio - Class A	84	(480)	(396)
DWS Small Cap Index VIP Portfolio - Class A	1,275	(1,509)	(234)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	74,775	(5,586)	69,189
Fidelity® VIP Balanced Portfolio - Service Class 2	1,513,116	(169,233)	1,343,883
Fidelity® VIP Contrafund® Portfolio - Service Class 2	164,630	(175,122)	(10,492)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	58,042	(13,984)	44,058
Fidelity® VIP Growth Portfolio - Initial Class	2	(606)	(604)
Fidelity® VIP Growth Portfolio - Service Class 2	166,767	(208,985)	(42,218)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	65,132	(165,922)	(100,790)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	100,791	(16,718)	84,073
First Trust Capital Strength Portfolio - Class I	82,063	(4,409)	77,654
First Trust Dorsey Wright Tactical Core Portfolio - Class I	55,101	(2,379)	52,722
First Trust International Developed Capital Strength Portfolio - Class I	3,209	(28)	3,181
First Trust Multi Income Allocation Portfolio - Class I	6,249	(9,179)	(2,930)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	74,821	(104,293)	(29,472)
Franklin Allocation VIP Fund - Class 4	19,026	(16,858)	2,168
Franklin Income VIP Fund - Class 2	34,889	(168,782)	(133,893)
Franklin Income VIP Fund - Class 4	116,077	(45,206)	70,871
Franklin Multi-Asset Variable Conservative Growth - Class II	24,964	(29,847)	(4,883)
Franklin Mutual Shares VIP Fund - Class 2	8,381	(150,113)	(141,732)
Franklin Mutual Shares VIP Fund - Class 4	38,690	(31,206)	7,484
Franklin Rising Dividends VIP Fund - Class 4	19,339	(10,016)	9,323
Franklin Small Cap Value VIP Fund - Class 4	51,508	(5,646)	45,862
Franklin Small-Mid Cap Growth VIP Fund - Class 4	10,549	(19,309)	(8,760)
Goldman Sachs VIT Government Money Market Fund - Service Shares	3,381	(10,362)	(6,981)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	283	(10,799)	(10,516)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	26,443	(4,689)	21,754
Guggenheim VT Long Short Equity	1,171	(1,072)	99
Guggenheim VT Multi-Hedge Strategies	9,380	(4,849)	4,531
Hartford Capital Appreciation HLS Fund - Class IC	3,159	(8,659)	(5,500)
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	9,576	(4,832)	4,744
Invesco V.I. American Franchise Fund - Series I Shares	4	(382)	(378)
Invesco V.I. American Franchise Fund - Series II Shares	3	—	3
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	783	(2,201)	(1,418)
Invesco V.I. Comstock Fund - Series II Shares	14,107	(3,352)	10,755

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Core Equity Fund - Series I Shares	—	(2,420)	(2,420)
Invesco V.I. Core Equity Fund - Series II Shares	1,862	—	1,862
Invesco V.I. Diversified Dividend Fund - Series II Shares	66,980	(3,401)	63,579
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	347,138	(118,372)	228,766
Invesco V.I. Equity and Income Fund - Series II Shares	3,284	(42,516)	(39,232)
Invesco V.I. Global Fund - Series II Shares	45	(1,526)	(1,481)
Invesco V.I. International Growth Fund - Series II Shares	139,817	(17,099)	122,718
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	17,581	(4,149)	13,432
Janus Henderson Balanced Portfolio - Service Shares	1,061	(1,214)	(153)
Janus Henderson Enterprise Portfolio - Service Shares	23	(192)	(169)
Janus Henderson Global Research Portfolio - Service Shares	19	(11)	8
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	449,809	(171,860)	277,949
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	1,051	(6,766)	(5,715)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	2,308	(7,583)	(5,275)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	(49)	(49)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	95,101	(4,406)	90,695
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	49,324	(38,641)	10,683
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	1	(240)	(239)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	98,012	(38,770)	59,242
LVIP American Balanced Allocation Fund - Service Class	82,040	(19,736)	62,304
LVIP American Balanced Allocation Fund - Standard Class	—	(89)	(89)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	106,717	(342,357)	(235,640)
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	48,746	(54,926)	(6,180)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	4,833	(72,529)	(67,696)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	(837)	(837)
LVIP American Global Growth Fund - Service Class II	108,962	(51,574)	57,388
LVIP American Global Small Capitalization Fund - Service Class II	16,070	(22,928)	(6,858)
LVIP American Growth Allocation Fund - Service Class	66,079	(31,622)	34,457
LVIP American Growth Fund - Service Class II	240,858	(144,384)	96,474
LVIP American Growth-Income Fund - Service Class II	243,108	(145,977)	97,131
LVIP American International Fund - Service Class II	120,967	(84,881)	36,086
LVIP American Preservation Fund - Service Class	91,928	(75,469)	16,459
LVIP Baron Growth Opportunities Fund - Service Class	91,026	(129,287)	(38,261)
LVIP BlackRock Advantage Allocation Fund - Service Class	13,858	(2,632)	11,226
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	206,427	(1,176,430)	(970,003)
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	379,021	(582,972)	(203,951)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	214,788	(308,599)	(93,811)
LVIP BlackRock Global Real Estate Fund - Service Class	27,354	(75,284)	(47,930)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	1,065,037	(298,640)	766,397
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	9,723	(236)	9,487
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	471,164	(295,524)	175,640
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	214,168	(539,878)	(325,710)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	1,571	(2,565)	(994)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	353,879	(483,440)	(129,561)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	21	(30)	(9)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	101,034	(440,095)	(339,061)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	12	(43)	(31)
LVIP Delaware Bond Fund - Service Class	2,578,122	(420,600)	2,157,522
LVIP Delaware Bond Fund - Standard Class	9,149	(21,332)	(12,183)
LVIP Delaware Diversified Floating Rate Fund - Service Class	733,740	(377,010)	356,730
LVIP Delaware Diversified Floating Rate Fund - Standard Class	3,495	—	3,495
LVIP Delaware Diversified Income Fund - Service Class	1,026,096	(815,429)	210,667
LVIP Delaware Diversified Income Fund - Standard Class	1,751	(1,840)	(89)
LVIP Delaware High Yield Fund - Service Class	12,064	(21,980)	(9,916)
LVIP Delaware High Yield Fund - Standard Class	5	(225)	(220)
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	594,681	(438,679)	156,002
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	446	—	446
LVIP Delaware Mid Cap Value Fund - Service Class	39,862	(49,575)	(9,713)
LVIP Delaware REIT Fund - Service Class	24,465	(68,923)	(44,458)
LVIP Delaware REIT Fund - Standard Class	1	(89)	(88)
LVIP Delaware SMID Cap Core Fund - Service Class	16,118	(35,422)	(19,304)
LVIP Delaware SMID Cap Core Fund - Standard Class	50	(473)	(423)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Delaware Social Awareness Fund - Service Class	16,438	(29,363)	(12,925)
LVIP Delaware Social Awareness Fund - Standard Class	13	(428)	(415)
LVIP Delaware U.S. Growth Fund - Service Class	39,325	(35,121)	4,204
LVIP Delaware Value Fund - Service Class	30,028	(74,737)	(44,709)
LVIP Delaware Value Fund - Standard Class	—	(38)	(38)
LVIP Delaware Wealth Builder Fund - Service Class	13,649	(4,627)	9,022
LVIP Delaware Wealth Builder Fund - Standard Class	7	(671)	(664)
LVIP Dimensional International Core Equity Fund - Service Class	117,076	(52,911)	64,165
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	256,800	(396,522)	(139,722)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	77,081	(56,794)	20,287
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	3	(20)	(17)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	112,856	(90,667)	22,189
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	109,931	(512,058)	(402,127)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	183,394	(416,137)	(232,743)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	10	(49)	(39)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	123,362	(725,087)	(601,725)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	19,601	(13,554)	6,047
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	305,695	(64,462)	241,233
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	132,393	(419,313)	(286,920)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(560)	(560)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	42,069	(2,372,221)	(2,330,152)
LVIP Global Income Fund - Service Class	297,416	(204,599)	92,817
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	264,013	(2,317,220)	(2,053,207)
LVIP Government Money Market Fund - Service Class	1,381,069	(1,876,728)	(495,659)
LVIP Government Money Market Fund - Standard Class	54,552	(96,127)	(41,575)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	58,914	(447,086)	(388,172)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	15	(43)	(28)
LVIP JPMorgan High Yield Fund - Service Class	152,791	(97,980)	54,811
LVIP JPMorgan Retirement Income Fund - Service Class	46,651	(26,148)	20,503
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	64,766	(638,216)	(573,450)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	271	(4,601)	(4,330)
LVIP Loomis Sayles Global Growth Fund - Service Class	2,855	(24,956)	(22,101)
LVIP MFS International Equity Managed Volatility Fund - Service Class	257,513	(278,707)	(21,194)
LVIP MFS International Growth Fund - Service Class	67,196	(95,192)	(27,996)
LVIP MFS Value Fund - Service Class	270,948	(182,150)	88,798
LVIP Mondrian International Value Fund - Service Class	50,014	(69,370)	(19,356)
LVIP Mondrian International Value Fund - Standard Class	893	(2,425)	(1,532)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	123,719	(65,905)	57,814
LVIP PIMCO Low Duration Bond Fund - Service Class	1,062,862	(887,867)	174,995
LVIP PIMCO Low Duration Bond Fund - Standard Class	105	(36)	69
LVIP SSGA Bond Index Fund - Service Class	682,388	(391,397)	290,991
LVIP SSGA Bond Index Fund - Standard Class	971	(541)	430
LVIP SSGA Conservative Index Allocation Fund - Service Class	154,606	(41,478)	113,128
LVIP SSGA Conservative Structured Allocation Fund - Service Class	33,438	(49,791)	(16,353)
LVIP SSGA Developed International 150 Fund - Service Class	78,952	(109,513)	(30,561)
LVIP SSGA Emerging Markets 100 Fund - Service Class	35,609	(100,497)	(64,888)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	3,049	(143)	2,906
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	31,998	(4,412)	27,586
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	82,519	(500,128)	(417,609)
LVIP SSGA International Index Fund - Service Class	89,096	(181,311)	(92,215)
LVIP SSGA International Managed Volatility Fund - Service Class	60,026	(342,766)	(282,740)
LVIP SSGA Large Cap 100 Fund - Service Class	106,511	(168,020)	(61,509)
LVIP SSGA Large Cap 100 Fund - Standard Class	5,181	—	5,181
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	136,992	(573,301)	(436,309)
LVIP SSGA Mid-Cap Index Fund - Service Class	232,628	(90,971)	141,657
LVIP SSGA Mid-Cap Index Fund - Standard Class	4,153	—	4,153
LVIP SSGA Moderate Index Allocation Fund - Service Class	311,007	(216,967)	94,040
LVIP SSGA Moderate Structured Allocation Fund - Service Class	51,548	(206,456)	(154,908)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	137,355	(113,157)	24,198
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	42,140	(280,441)	(238,301)
LVIP SSGA Nasdaq-100 Index Fund - Service Class	4,748	(6)	4,742
LVIP SSGA S&P 500 Index Fund - Service Class	457,459	(472,276)	(14,817)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSGA S&P 500 Index Fund - Standard Class	740	(2,994)	(2,254)
LVIP SSGA Short-Term Bond Index Fund - Service Class	804,647	(435,650)	368,997
LVIP SSGA Small-Cap Index Fund - Service Class	317,063	(181,451)	135,612
LVIP SSGA Small-Cap Index Fund - Standard Class	1,652	—	1,652
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	498,177	(118,582)	379,595
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	130	(275)	(145)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	276,621	(627,710)	(351,089)
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	176	(3,334)	(3,158)
LVIP T. Rowe Price 2010 Fund - Service Class	8	(17,834)	(17,826)
LVIP T. Rowe Price 2020 Fund - Service Class	579	(619)	(40)
LVIP T. Rowe Price 2030 Fund - Service Class	—	(228)	(228)
LVIP T. Rowe Price Growth Stock Fund - Service Class	62,389	(102,245)	(39,856)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	98,201	(93,051)	5,150
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	40	(1,173)	(1,133)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	519,922	(151,564)	368,358
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	263,758	(438,886)	(175,128)
LVIP Vanguard Bond Allocation Fund - Service Class	1,329,701	(232,384)	1,097,317
LVIP Vanguard Bond Allocation Fund - Standard Class	75	(18)	57
LVIP Vanguard Domestic Equity ETF Fund - Service Class	131,201	(187,420)	(56,219)
LVIP Vanguard International Equity ETF Fund - Service Class	293,801	(70,451)	223,350
LVIP Wellington Capital Growth Fund - Service Class	33,931	(70,287)	(36,356)
LVIP Wellington SMID Cap Value Fund - Service Class	87,060	(132,342)	(45,282)
LVIP Western Asset Core Bond Fund - Service Class	984,214	(251,335)	732,879
MFS® VIT Growth Series - Initial Class	3	(124)	(121)
MFS® VIT Growth Series - Service Class	44,464	(76,632)	(32,168)
MFS® VIT Total Return Series - Initial Class	—	(47)	(47)
MFS® VIT Total Return Series - Service Class	52,095	(50,362)	1,733
MFS® VIT Utilities Series - Initial Class	24	(341)	(317)
MFS® VIT Utilities Series - Service Class	15,749	(30,651)	(14,902)
MFS® VIT II Core Equity Portfolio - Service Class	1	(83)	(82)
MFS® VIT II International Intrinsic Value Portfolio - Service Class	13,608	(7,327)	6,281
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	12,406	(989)	11,417
Morgan Stanley VIF Growth Portfolio - Class II	24	(48)	(24)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	963	(6,029)	(5,066)
PIMCO VIT All Asset Portfolio - Advisor Class	2,478	(1,096)	1,382
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	37,118	(44,165)	(7,047)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	1,585	(1,147)	438
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	11	(1,151)	(1,140)
Putnam VT George Putnam Balanced Fund - Class IB	162,747	(84,962)	77,785
Putnam VT Global Health Care Fund - Class IB	21,387	(8,302)	13,085
Putnam VT Income Fund - Class IB	17,929	(5,750)	12,179
Putnam VT Large Cap Value Fund - Class IB	206,385	(44,251)	162,134
Putnam VT Multi-Asset Absolute Return Fund - Class IB	3,223	(1,531)	1,692
Rational Trend Aggregation VA Fund	5	(2,562)	(2,557)
Templeton Foreign VIP Fund - Class 4	3,238	(2,380)	858
Templeton Global Bond VIP Fund - Class 2	41,336	(34,162)	7,174
Templeton Global Bond VIP Fund - Class 4	87,035	(15,671)	71,364
Templeton Growth VIP Fund - Class 2	1,802	(7,266)	(5,464)
VanEck VIP Global Resources Fund - Class S Shares	4,739	(12,139)	(7,400)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	1,257	(18,121)	(16,864)

The change in units outstanding for the year ended December 31, 2020, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	16,192	(26,059)	(9,867)
AB VPS Large Cap Growth Portfolio - Class B	2	(616)	(614)
AB VPS Small/Mid Cap Value Portfolio - Class B	56,584	(62,575)	(5,991)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	3,672	(5,535)	(1,863)
ALPS/Red Rocks Global Opportunity Portfolio - Class III	14,744	(13,962)	782
American Century VP Balanced Fund - Class II	168,746	(151,116)	17,630
American Century VP Large Company Value Fund - Class I	—	(116)	(116)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Large Company Value Fund - Class II	99,765	(20,978)	78,787
American Funds Asset Allocation Fund - Class 1	18	(3)	15
American Funds Asset Allocation Fund - Class 4	174,677	(62,125)	112,552
American Funds Capital Income Builder® - Class 1	—	(112)	(112)
American Funds Capital Income Builder® - Class 4	17,926	(22,573)	(4,647)
American Funds Capital World Bond Fund - Class 1	1,283	(59)	1,224
American Funds Capital World Growth and Income Fund - Class 1	735	(54)	681
American Funds Global Growth Fund - Class 2	14,686	(67,754)	(53,068)
American Funds Global Growth Fund - Class 4	52,545	(12,974)	39,571
American Funds Global Small Capitalization Fund - Class 1	247	—	247
American Funds Global Small Capitalization Fund - Class 2	9,930	(43,454)	(33,524)
American Funds Global Small Capitalization Fund - Class 4	4,049	(7,686)	(3,637)
American Funds Growth Fund - Class 1	422	(74)	348
American Funds Growth Fund - Class 2	11,791	(320,718)	(308,927)
American Funds Growth Fund - Class 4	142,682	(53,246)	89,436
American Funds Growth-Income Fund - Class 1	1,132	(185)	947
American Funds Growth-Income Fund - Class 2	28,071	(264,212)	(236,141)
American Funds Growth-Income Fund - Class 4	81,030	(41,497)	39,533
American Funds High-Income Trust - Class 1	760	—	760
American Funds International Fund - Class 1	792	(691)	101
American Funds International Fund - Class 2	34,707	(89,788)	(55,081)
American Funds International Fund - Class 4	43,527	(26,436)	17,091
American Funds International Growth and Income Fund - Class 1	827	—	827
American Funds Managed Risk Asset Allocation Fund - Class P2	87,780	(121,502)	(33,722)
American Funds Mortgage Fund - Class 4	6,162	(2,413)	3,749
American Funds New World Fund® - Class 1	596	(246)	350
American Funds New World Fund® - Class 4	11,518	(15,296)	(3,778)
American Funds The Bond Fund of America - Class 1	853	(223)	630
American Funds Washington Mutual Investors Fund - Class 1	850	(937)	(87)
American Funds Washington Mutual Investors Fund - Class 4	28,491	(11,898)	16,593
BlackRock Global Allocation V.I. Fund - Class I	21	(128)	(107)
BlackRock Global Allocation V.I. Fund - Class III	99,885	(358,356)	(258,471)
ClearBridge Variable Aggressive Growth Portfolio - Class II	8,205	(21,289)	(13,084)
ClearBridge Variable Large Cap Growth Portfolio - Class II	307,985	(292,474)	15,511
ClearBridge Variable Mid Cap Portfolio - Class II	36,190	(18,395)	17,795
Columbia VP Commodity Strategy Fund - Class 2	1,144	(1,144)	—
Columbia VP Emerging Markets Bond Fund - Class 2	89,984	(61,751)	28,233
Columbia VP Strategic Income Fund - Class 2	41,562	(45,497)	(3,935)
Delaware Ivy VIP Asset Strategy Portfolio - Class II	5,113	(1,127)	3,986
Delaware Ivy VIP Energy Portfolio - Class II	16,664	(10,395)	6,269
Delaware Ivy VIP High Income Portfolio - Class II	26,217	(6,588)	19,629
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	91,258	(21,954)	69,304
Delaware Ivy VIP Science and Technology Portfolio - Class II	42,383	(17,067)	25,316
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	49,812	(26,996)	22,816
Delaware VIP® Emerging Markets Series - Service Class	68,170	(124,630)	(56,460)
Delaware VIP® Small Cap Value Series - Service Class	240,291	(89,732)	150,559
Delaware VIP® Small Cap Value Series - Standard Class	4	(383)	(379)
DWS Alternative Asset Allocation VIP Portfolio - Class A	11	(86)	(75)
DWS Alternative Asset Allocation VIP Portfolio - Class B	15,603	(66,737)	(51,134)
DWS Equity 500 Index VIP Portfolio - Class A	423	(2,569)	(2,146)
DWS Small Cap Index VIP Portfolio - Class A	92	(1,422)	(1,330)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	5,207	(147,770)	(142,563)
Fidelity® VIP Balanced Portfolio - Service Class 2	676,461	(122,348)	554,113
Fidelity® VIP Contrafund® Portfolio - Service Class 2	174,153	(292,205)	(118,052)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	34,842	(41,906)	(7,064)
Fidelity® VIP Growth Portfolio - Initial Class	23	(127)	(104)
Fidelity® VIP Growth Portfolio - Service Class 2	353,125	(227,731)	125,394
Fidelity® VIP Mid Cap Portfolio - Service Class 2	184,498	(311,171)	(126,673)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	28,803	(13,512)	15,291
First Trust Capital Strength Portfolio - Class I	45,763	(33,750)	12,013
First Trust Dorsey Wright Tactical Core Portfolio - Class I	1,179	(1,003)	176
First Trust Multi Income Allocation Portfolio - Class I	4,076	(1,035)	3,041
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	119,199	(119,389)	(190)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Allocation VIP Fund - Class 4	18,628	(2,839)	15,789
Franklin Income VIP Fund - Class 2	85,477	(286,782)	(201,305)
Franklin Income VIP Fund - Class 4	138,630	(52,637)	85,993
Franklin Multi-Asset Variable Conservative Growth - Class II	58,435	(86,476)	(28,041)
Franklin Mutual Shares VIP Fund - Class 2	103,851	(119,334)	(15,483)
Franklin Mutual Shares VIP Fund - Class 4	89,337	(12,021)	77,316
Franklin Rising Dividends VIP Fund - Class 4	10,825	(20,989)	(10,164)
Franklin Small Cap Value VIP Fund - Class 4	4,638	(669)	3,969
Franklin Small-Mid Cap Growth VIP Fund - Class 4	16,704	(7,966)	8,738
Goldman Sachs VIT Government Money Market Fund - Service Shares	32,380	(56,221)	(23,841)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	6,715	(5,016)	1,699
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	1,494	(14,242)	(12,748)
Guggenheim VT Long Short Equity	5,289	(12,150)	(6,861)
Guggenheim VT Multi-Hedge Strategies	26,415	(2,719)	23,696
Hartford Capital Appreciation HLS Fund - Class IC	6,949	(1,723)	5,226
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	3,486	(5,013)	(1,527)
Invesco V.I. American Franchise Fund - Series I Shares	45	(721)	(676)
Invesco V.I. American Franchise Fund - Series II Shares	2,334	(4,323)	(1,989)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	6,964	(24,897)	(17,933)
Invesco V.I. Comstock Fund - Series II Shares	1,030	(2,185)	(1,155)
Invesco V.I. Core Equity Fund - Series I Shares	407	(581)	(174)
Invesco V.I. Diversified Dividend Fund - Series II Shares	11,200	(10,401)	799
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	222,878	(125,483)	97,395
Invesco V.I. Equity and Income Fund - Series II Shares	1,216	(282)	934
Invesco V.I. Global Fund - Series II Shares	154	(907)	(753)
Invesco V.I. International Growth Fund - Series II Shares	55,084	(41,907)	13,177
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	16,968	(10,468)	6,500
Janus Henderson Balanced Portfolio - Service Shares	550	(3,828)	(3,278)
Janus Henderson Enterprise Portfolio - Service Shares	261	(489)	(228)
Janus Henderson Global Research Portfolio - Service Shares	36	(37)	(1)
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	847,226	(531,215)	316,011
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	6,613	(6,783)	(170)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	21,877	(15,888)	5,989
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	(50)	(50)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	56,857	(149,642)	(92,785)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	24,397	(19,397)	5,000
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	151	(116)	35
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	74,777	(29,924)	44,853
LVIP American Balanced Allocation Fund - Service Class	53,929	(61,448)	(7,519)
LVIP American Balanced Allocation Fund - Standard Class	—	(43)	(43)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	467,193	(408,272)	58,921
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	39,649	(46,304)	(6,655)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	18,267	(63,244)	(44,977)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	(886)	(886)
LVIP American Global Growth Fund - Service Class II	84,417	(103,494)	(19,077)
LVIP American Global Small Capitalization Fund - Service Class II	13,930	(48,507)	(34,577)
LVIP American Growth Allocation Fund - Service Class	94,909	(31,590)	63,319
LVIP American Growth Fund - Service Class II	257,881	(277,126)	(19,245)
LVIP American Growth-Income Fund - Service Class II	341,641	(149,316)	192,325
LVIP American International Fund - Service Class II	161,721	(181,835)	(20,114)
LVIP American Preservation Fund - Service Class	128,229	(10,185)	118,044
LVIP Baron Growth Opportunities Fund - Service Class	118,646	(122,490)	(3,844)
LVIP BlackRock Advantage Allocation Fund - Service Class	81,904	(15,873)	66,031
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	928,825	(613,027)	315,798
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	271,444	(744,916)	(473,472)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	362,333	(146,630)	215,703
LVIP BlackRock Global Real Estate Fund - Service Class	53,494	(74,558)	(21,064)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	613,965	(625,410)	(11,445)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	128	(168)	(40)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	1,095,606	(244,194)	851,412
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	789,499	(612,548)	176,951
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	19	(1,744)	(1,725)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	439,848	(535,099)	(95,251)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	14	(18)	(4)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	167,776	(448,437)	(280,661)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	16	(27)	(11)
LVIP Delaware Bond Fund - Service Class	2,242,864	(1,958,700)	284,164
LVIP Delaware Bond Fund - Standard Class	24,583	(32,353)	(7,770)
LVIP Delaware Diversified Floating Rate Fund - Service Class	529,449	(870,666)	(341,217)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,650	—	1,650
LVIP Delaware Diversified Income Fund - Service Class	998,974	(1,117,305)	(118,331)
LVIP Delaware Diversified Income Fund - Standard Class	2,314	(865)	1,449
LVIP Delaware High Yield Fund - Service Class	9,395	(24,892)	(15,497)
LVIP Delaware High Yield Fund - Standard Class	6	(602)	(596)
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	629,065	(580,318)	48,747
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	407	(64)	343
LVIP Delaware Mid Cap Value Fund - Service Class	110,877	(57,509)	53,368
LVIP Delaware REIT Fund - Service Class	60,028	(56,535)	3,493
LVIP Delaware REIT Fund - Standard Class	5	(1,921)	(1,916)
LVIP Delaware SMID Cap Core Fund - Service Class	31,426	(45,263)	(13,837)
LVIP Delaware SMID Cap Core Fund - Standard Class	281	(1,045)	(764)
LVIP Delaware Social Awareness Fund - Service Class	49,966	(44,710)	5,256
LVIP Delaware Social Awareness Fund - Standard Class	346	(823)	(477)
LVIP Delaware U.S. Growth Fund - Service Class	38,734	(66,615)	(27,881)
LVIP Delaware Value Fund - Service Class	53,058	(89,539)	(36,481)
LVIP Delaware Value Fund - Standard Class	7	(275)	(268)
LVIP Delaware Wealth Builder Fund - Service Class	3,282	(5,774)	(2,492)
LVIP Delaware Wealth Builder Fund - Standard Class	31	(137)	(106)
LVIP Dimensional International Core Equity Fund - Service Class	149,637	(105,145)	44,492
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1,012,482	(338,831)	673,651
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	90,715	(68,108)	22,607
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	35	(31)	4
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	110,201	(102,658)	7,543
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	303,780	(431,103)	(127,323)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	452,516	(445,863)	6,653
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	16	(43)	(27)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	284,551	(830,191)	(545,640)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	16,157	(5,619)	10,538
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	173,577	(32,673)	140,904
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	187,337	(525,831)	(338,494)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(604)	(604)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	197,572	(2,650,009)	(2,452,437)
LVIP Global Income Fund - Service Class	251,760	(442,332)	(190,572)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	235,141	(2,220,983)	(1,985,842)
LVIP Government Money Market Fund - Service Class	3,749,624	(2,681,032)	1,068,592
LVIP Government Money Market Fund - Standard Class	106,956	(60,438)	46,518
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	260,129	(495,690)	(235,561)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	47	(36)	11
LVIP JPMorgan High Yield Fund - Service Class	211,946	(161,723)	50,223
LVIP JPMorgan Retirement Income Fund - Service Class	60,231	(72,466)	(12,235)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	361,988	(346,526)	15,462
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	841	—	841
LVIP Loomis Sayles Global Growth Fund - Service Class	28,945	(326)	28,619
LVIP MFS International Equity Managed Volatility Fund - Service Class	641,383	(373,130)	268,253
LVIP MFS International Growth Fund - Service Class	127,256	(118,021)	9,235
LVIP MFS Value Fund - Service Class	325,738	(134,742)	190,996
LVIP Mondrian International Value Fund - Service Class	88,922	(51,890)	37,032
LVIP Mondrian International Value Fund - Standard Class	2,270	(2,927)	(657)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	46,663	(50,616)	(3,953)
LVIP PIMCO Low Duration Bond Fund - Service Class	1,989,986	(903,623)	1,086,363
LVIP PIMCO Low Duration Bond Fund - Standard Class	152	(77)	75
LVIP SSGA Bond Index Fund - Service Class	942,737	(705,877)	236,860
LVIP SSGA Bond Index Fund - Standard Class	1,865	(2,062)	(197)
LVIP SSGA Conservative Index Allocation Fund - Service Class	93,702	(77,301)	16,401

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	59,575	(64,593)	(5,018)
LVIP SSGA Developed International 150 Fund - Service Class	121,747	(91,462)	30,285
LVIP SSGA Emerging Markets 100 Fund - Service Class	78,900	(93,933)	(15,033)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(70)	(70)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	29,981	(1,829)	28,152
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	172,053	(441,093)	(269,040)
LVIP SSGA International Index Fund - Service Class	131,813	(160,091)	(28,278)
LVIP SSGA International Managed Volatility Fund - Service Class	346,308	(388,674)	(42,366)
LVIP SSGA Large Cap 100 Fund - Service Class	91,797	(135,093)	(43,296)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	329,893	(388,543)	(58,650)
LVIP SSGA Mid-Cap Index Fund - Service Class	167,897	(75,162)	92,735
LVIP SSGA Moderate Index Allocation Fund - Service Class	165,296	(168,711)	(3,415)
LVIP SSGA Moderate Structured Allocation Fund - Service Class	98,293	(437,934)	(339,641)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	26,006	(95,108)	(69,102)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	88,030	(178,462)	(90,432)
LVIP SSGA S&P 500 Index Fund - Service Class	1,547,506	(523,441)	1,024,065
LVIP SSGA S&P 500 Index Fund - Standard Class	1,502	(5,438)	(3,936)
LVIP SSGA Short-Term Bond Index Fund - Service Class	739,540	(377,948)	361,592
LVIP SSGA Small-Cap Index Fund - Service Class	242,254	(212,556)	29,698
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	101,631	(89,051)	12,580
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	566	(414)	152
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	577,765	(630,163)	(52,398)
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	597	—	597
LVIP T. Rowe Price 2010 Fund - Service Class	22	(1,669)	(1,647)
LVIP T. Rowe Price 2020 Fund - Service Class	598	(379)	219
LVIP T. Rowe Price 2030 Fund - Service Class	—	(264)	(264)
LVIP T. Rowe Price Growth Stock Fund - Service Class	78,210	(281,917)	(203,707)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	116,790	(127,761)	(10,971)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	146	(917)	(771)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	290,214	(92,070)	198,144
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	471,495	(379,295)	92,200
LVIP Vanguard Bond Allocation Fund - Service Class	1,089,984	(651,364)	438,620
LVIP Vanguard Bond Allocation Fund - Standard Class	71	(54)	17
LVIP Vanguard Domestic Equity ETF Fund - Service Class	103,090	(102,030)	1,060
LVIP Vanguard International Equity ETF Fund - Service Class	202,656	(119,361)	83,295
LVIP Wellington Capital Growth Fund - Service Class	189,281	(114,635)	74,646
LVIP Wellington SMID Cap Value Fund - Service Class	105,995	(58,895)	47,100
LVIP Western Asset Core Bond Fund - Service Class	933,049	(326,355)	606,694
MFS® VIT Growth Series - Initial Class	259	(608)	(349)
MFS® VIT Growth Series - Service Class	154,959	(180,454)	(25,495)
MFS® VIT Total Return Series - Initial Class	—	(1,187)	(1,187)
MFS® VIT Total Return Series - Service Class	62,668	(37,412)	25,256
MFS® VIT Utilities Series - Initial Class	22	(404)	(382)
MFS® VIT Utilities Series - Service Class	31,876	(56,179)	(24,303)
MFS® VIT II Core Equity Portfolio - Service Class	1	(52)	(51)
MFS® VIT II International Intrinsic Value Portfolio - Service Class	19,313	(19,380)	(67)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	2,066	(935)	1,131
Morgan Stanley VIF Growth Portfolio - Class II	—	(1,422)	(1,422)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	6,286	(3,385)	2,901
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	2,182	(24,175)	(21,993)
PIMCO VIT All Asset Portfolio - Advisor Class	11,791	(522)	11,269
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	23,352	(33,533)	(10,181)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	5,010	(8,381)	(3,371)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	11	(27)	(16)
Putnam VT George Putnam Balanced Fund - Class IB	143,361	(45,210)	98,151
Putnam VT Global Health Care Fund - Class IB	60,867	(9,263)	51,604
Putnam VT Income Fund - Class IB	95,823	(101,448)	(5,625)
Putnam VT Large Cap Value Fund - Class IB	123,020	(89,509)	33,511
Putnam VT Multi-Asset Absolute Return Fund - Class IB	292	(1,703)	(1,411)
Rational Trend Aggregation VA Fund	227	—	227
SEI VP Market Growth Strategy Fund - Class III	494	(494)	—
SEI VP Market Plus Strategy Fund - Class III	4	(226)	(222)

Lincoln New York Account N For Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Foreign VIP Fund - Class 4	6,806	(6,643)	163
Templeton Global Bond VIP Fund - Class 2	25,061	(43,693)	(18,632)
Templeton Global Bond VIP Fund - Class 4	28,629	(18,966)	9,663
Templeton Growth VIP Fund - Class 2	4,468	(10,637)	(6,169)
VanEck VIP Global Resources Fund - Class S Shares	60,742	(13,060)	47,682
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	24,927	(50,545)	(25,618)

7. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Lincoln Life & Annuity Company of New York and

Contract Owners of Lincoln New York Account N for Variable Annuities

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln New York Account N for Variable Annuities ("Variable Account"), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young LLP

We have served as the Variable Account's Auditor since 2004.
Philadelphia, Pennsylvania
April 13, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
AB VPS Large Cap Growth Portfolio - Class B	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
AB VPS Small/Mid Cap Value Portfolio - Class B	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
ALPS/Alerian Energy Infrastructure Portfolio - Class III	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
ALPS/Red Rocks Global Opportunity Portfolio - Class III	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Century VP Balanced Fund - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Century VP Large Company Value Fund - Class I	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Century VP Large Company Value Fund - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Asset Allocation Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Asset Allocation Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Capital Income Builder® - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Capital Income Builder® - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Capital World Bond Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Capital World Growth and Income Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Global Growth Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Global Growth Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Global Small Capitalization Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Growth Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Growth Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Growth Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Growth-Income Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Growth-Income Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Growth-Income Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds High-Income Trust - Class 1	Available fund with no money invested at December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds International Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds International Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds International Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds International Growth and Income Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Mortgage Fund - Class 1	As of December 31, 2021	For the period from May 19, 2021 through December 31, 2021	For the period from May 19, 2021 through December 31, 2021
American Funds Mortgage Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds New World Fund® - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds New World Fund® - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds The Bond Fund of America - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Washington Mutual Investors Fund - Class 1	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds Washington Mutual Investors Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
BlackRock Global Allocation V.I. Fund - Class I	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
BlackRock Global Allocation V.I. Fund - Class III	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
ClearBridge Variable Aggressive Growth Portfolio - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
ClearBridge Variable Large Cap Growth Portfolio - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
ClearBridge Variable Mid Cap Portfolio - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Columbia VP Commodity Strategy Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Columbia VP Emerging Markets Bond Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Columbia VP Strategic Income Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Asset Strategy Portfolio - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Energy Portfolio - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP High Income Portfolio - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Science and Technology Portfolio - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Delaware VIP® Emerging Markets Series - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Delaware VIP® Small Cap Value Series - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Alternative Asset Allocation VIP Portfolio - Class B	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Eaton Vance VT Floating-Rate Income Fund - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Balanced Portfolio - Service Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Contrafund® Portfolio - Service Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Growth Portfolio - Service Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Mid Cap Portfolio - Service Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Strategic Income Portfolio - Service Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
First Trust Capital Strength Portfolio - Class I	As of December 31, 2021	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from June 30, 2020 (commencement of operations) through December 31, 2020
First Trust Dorsey Wright Tactical Core Portfolio - Class I	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
First Trust International Developed Capital Strength Portfolio - Class I	As of December 31, 2021	For the period from January 11, 2021 through December 31, 2021	For the period from January 11, 2021 through December 31, 2021
First Trust Multi Income Allocation Portfolio - Class I	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Franklin Allocation VIP Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Franklin Income VIP Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Franklin Income VIP Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Franklin Multi-Asset Variable Conservative Growth - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Franklin Mutual Shares VIP Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Franklin Mutual Shares VIP Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Franklin Rising Dividends VIP Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Franklin Small Cap Value VIP Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Franklin Small-Mid Cap Growth VIP Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT Government Money Market Fund - Service Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT Large Cap Value Fund - Service Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Guggenheim VT Long Short Equity	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Guggenheim VT Multi-Hedge Strategies	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Hartford Capital Appreciation HLS Fund - Class IC	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Franchise Fund - Series II Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Comstock Fund - Series II Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Core Equity Fund - Series II Shares	As of December 31, 2021	For the period from July 15, 2021 through December 31, 2021	For the period from July 15, 2021 through December 31, 2021
Invesco V.I. Diversified Dividend Fund - Series II Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Equity and Income Fund - Series II Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. Global Fund - Series II Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. International Growth Fund - Series I Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. International Growth Fund - Series II Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Main Street Small Cap Fund® - Series II Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Lincoln iShares® Global Growth Allocation Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP American Balanced Allocation Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP American Global Growth Fund - Service Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP American Global Small Capitalization Fund - Service Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP American Growth Fund - Service Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP American Growth-Income Fund - Service Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP American International Fund - Service Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP American Preservation Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP BlackRock Advantage Allocation Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP BlackRock Global Real Estate Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP BlackRock Inflation Protected Bond Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Bond Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Diversified Floating Rate Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Diversified Income Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Diversified Income Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware High Yield Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware High Yield Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Mid Cap Value Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware REIT Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware REIT Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware SMID Cap Core Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware SMID Cap Core Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Social Awareness Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware U.S. Growth Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Value Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Value Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Wealth Builder Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Dimensional International Core Equity Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Global Income Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Government Money Market Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Government Money Market Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP JPMorgan High Yield Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP JPMorgan Retirement Income Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	Available fund with no money invested at December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Loomis Sayles Global Growth Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from October 1, 2020 (commencement of operations) through December 31, 2020
LVIP MFS International Equity Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP MFS International Growth Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP MFS Value Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Mondrian International Value Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP PIMCO Low Duration Bond Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP PIMCO Low Duration Bond Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Bond Index Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Conservative Index Allocation Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Conservative Structured Allocation Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Developed International 150 Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Emerging Markets 100 Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA International Index Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA International Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Large Cap 100 Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Large Cap 100 Fund - Standard Class	As of December 31, 2021	For the period from May 19, 2021 through December 31, 2021	For the period from May 19, 2021 through December 31, 2021
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Mid-Cap Index Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Mid-Cap Index Fund - Standard Class	As of December 31, 2021	For the period from May 19, 2021 through December 31, 2021	For the period from May 19, 2021 through December 31, 2021
LVIP SSGA Moderate Index Allocation Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Moderate Structured Allocation Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Nasdaq-100 Index Fund - Service Class	As of December 31, 2021	For the period from July 8, 2021 through December 31, 2021	For the period from July 8, 2021 through December 31, 2021
LVIP SSGA S&P 500 Index Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Short-Term Bond Index Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Small-Cap Index Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2021	For the period from May 19, 2021 through December 31, 2021	For the period from May 19, 2021 through December 31, 2021
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	Available fund with no money invested at December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP T. Rowe Price 2010 Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP T. Rowe Price 2020 Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP T. Rowe Price 2030 Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP T. Rowe Price 2040 Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP T. Rowe Price Growth Stock Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Vanguard Bond Allocation Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Vanguard Bond Allocation Fund - Standard Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Vanguard Domestic Equity ETF Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Vanguard International Equity ETF Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Wellington Capital Growth Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Wellington SMID Cap Value Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
LVIP Western Asset Core Bond Fund - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Growth Series - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Growth Series - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Total Return Series - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Total Return Series - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Utilities Series - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Utilities Series - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT II Core Equity Portfolio - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT II International Intrinsic Value Portfolio - Service Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Morgan Stanley VIF Growth Portfolio - Class II	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	N/A - the fund merged into PIMCO VIT All Asset Portfolio - Advisor Class during 2020	N/A - the fund merged into PIMCO VIT All Asset Portfolio - Advisor Class during 2020	For the year ended December 31, 2020 (the fund merged into PIMCO VIT All Asset Portfolio - Advisor Class during 2020)
PIMCO VIT All Asset Portfolio - Advisor Class	As of December 31, 2021	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from June 1, 2020 (commencement of operations) through December 31, 2020
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Putnam VT George Putnam Balanced Fund - Class IB	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Putnam VT Income Fund - Class IB	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Putnam VT Large Cap Value Fund - Class IB	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Putnam VT Multi-Asset Absolute Return Fund - Class IB	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Rational Trend Aggregation VA Fund	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021 (the fund ceased to be available as an investment option to Variable Account contract owners during 2021)
SEI VP Market Growth Strategy Fund - Class III	Available fund with no money invested at December 31, 2021	Available fund with no activity in the Statements of Operations at December 31, 2021	For the period from August 27, 2020 (commencement of operations) through December 31, 2020
SEI VP Market Plus Strategy Fund - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2020	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2020	For each of the two years in the period ended December 31, 2021 (the fund ceased to be available as an investment option to Variable Account contract owners during 2020)
Templeton Foreign VIP Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Templeton Global Bond VIP Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Templeton Global Bond VIP Fund - Class 4	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Templeton Growth VIP Fund - Class 2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
VanEck VIP Global Resources Fund - Class S Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021